Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT INVESTMENT TRUST
Entity Central Index Key	0000911507
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000019975
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class A
Trading Symbol	LACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.08%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,772	$10,000	$10,000
12/31/2015	$9,537	$9,799	$9,968
1/31/2016	$8,919	$9,195	$10,105
2/29/2016	$8,919	$9,219	$10,177
3/31/2016	$9,398	$9,646	$10,270
4/30/2016	$9,506	$9,787	$10,309
5/31/2016	$9,650	$9,954	$10,312
6/30/2016	$9,707	$9,997	$10,497
7/31/2016	$10,214	$10,451	$10,564
8/31/2016	$10,296	$10,481	$10,552
9/30/2016	$10,469	$10,599	$10,545
10/31/2016	$10,232	$10,423	$10,465
11/30/2016	$10,615	$10,661	$10,217
12/31/2016	$10,725	$10,821	$10,232
1/31/2017	$11,105	$11,110	$10,252
2/28/2017	$11,291	$11,322	$10,321
3/31/2017	$11,416	$11,394	$10,315
4/30/2017	$11,510	$11,521	$10,395
5/31/2017	$11,631	$11,601	$10,475
6/30/2017	$11,723	$11,675	$10,464
7/31/2017	$11,948	$11,911	$10,509
8/31/2017	$12,032	$11,954	$10,603
9/30/2017	$12,200	$12,115	$10,553
10/31/2017	$12,463	$12,313	$10,559
11/30/2017	$12,510	$12,328	$10,546
12/31/2017	$12,500	$12,304	$10,594
1/31/2018	$12,890	$12,685	$10,472
2/28/2018	$12,643	$12,541	$10,373
3/31/2018	$12,657	$12,599	$10,439
4/30/2018	$12,610	$12,573	$10,362
5/31/2018	$13,030	$13,019	$10,435
6/30/2018	$12,978	$13,074	$10,423
7/31/2018	$12,940	$13,158	$10,425
8/31/2018	$13,562	$13,621	$10,492
9/30/2018	$13,625	$13,588	$10,425
10/31/2018	$12,560	$12,765	$10,342
11/30/2018	$12,627	$12,928	$10,404
12/31/2018	$12,058	$12,322	$10,595
1/31/2019	$12,885	$13,180	$10,708
2/28/2019	$13,365	$13,587	$10,701
3/31/2019	$13,420	$13,586	$10,907
4/30/2019	$13,799	$13,951	$10,910
5/31/2019	$13,348	$13,494	$11,103
6/30/2019	$14,050	$14,110	$11,243
7/31/2019	$14,308	$14,350	$11,268
8/31/2019	$14,297	$14,173	$11,560
9/30/2019	$13,993	$14,132	$11,498
10/31/2019	$14,220	$14,355	$11,533
11/30/2019	$14,623	$14,807	$11,527
12/31/2019	$15,044	$15,175	$11,519
1/31/2020	$15,647	$15,602	$11,740
2/29/2020	$15,591	$15,162	$11,952
3/31/2020	$13,859	$13,108	$11,881
4/30/2020	$15,370	$14,562	$12,093
5/31/2020	$16,635	$15,546	$12,149
6/30/2020	$17,618	$16,275	$12,225
7/31/2020	$19,031	$17,455	$12,408
8/31/2020	$20,848	$18,950	$12,308
9/30/2020	$20,472	$18,541	$12,301
10/31/2020	$20,405	$18,389	$12,246
11/30/2020	$23,056	$20,728	$12,366
12/31/2020	$24,664	$22,189	$12,383
1/31/2021	$25,430	$22,863	$12,295
2/28/2021	$26,314	$23,566	$12,117
3/31/2021	$25,022	$22,825	$11,966
4/30/2021	$25,425	$23,414	$12,060
5/31/2021	$24,788	$23,020	$12,100
6/30/2021	$24,943	$23,720	$12,185
7/31/2021	$24,864	$23,568	$12,321
8/31/2021	$25,281	$24,005	$12,297
9/30/2021	$24,974	$23,604	$12,191
10/31/2021	$25,796	$24,449	$12,188
11/30/2021	$25,091	$23,581	$12,224
12/31/2021	$24,899	$23,597	$12,192
1/31/2022	$22,833	$22,051	$11,930
2/28/2022	$22,664	$22,057	$11,797
3/31/2022	$22,981	$22,321	$11,469
4/30/2022	$21,003	$20,737	$11,034
5/31/2022	$20,261	$20,067	$11,105
6/30/2022	$19,270	$18,827	$10,931
7/31/2022	$20,355	$19,903	$11,198
8/31/2022	$20,479	$20,087	$10,881
9/30/2022	$19,213	$18,893	$10,411
10/31/2022	$19,447	$19,510	$10,276
11/30/2022	$19,696	$19,821	$10,654
12/31/2022	$19,083	$19,201	$10,606
1/31/2023	$19,778	$20,318	$10,932
2/28/2023	$19,477	$20,056	$10,650
3/31/2023	$19,470	$19,927	$10,920
4/30/2023	$19,169	$19,655	$10,987
5/31/2023	$19,216	$19,830	$10,867
6/30/2023	$19,862	$20,865	$10,828
7/31/2023	$20,021	$21,437	$10,821
8/31/2023	$19,494	$20,885	$10,751
9/30/2023	$19,307	$20,345	$10,478
10/31/2023	$18,379	$19,451	$10,313
11/30/2023	$19,499	$20,466	$10,780
12/31/2023	$20,419	$21,708	$11,193
1/31/2024	$20,500	$21,458	$11,162
2/29/2024	$20,822	$21,717	$11,004
3/31/2024	$21,372	$22,223	$11,106
4/30/2024	$20,855	$21,454	$10,825
5/31/2024	$21,291	$21,978	$11,009
6/30/2024	$21,430	$22,185	$11,113
7/31/2024	$21,560	$22,615	$11,373
8/31/2024	$21,885	$22,914	$11,536
9/30/2024	$22,363	$23,361	$11,690
10/31/2024	$22,347	$23,560	$11,401
11/30/2024	$24,125	$25,157	$11,521
12/31/2024	$23,224	$24,162	$11,332
1/31/2025	$24,146	$24,809	$11,393
2/28/2025	$23,619	$24,316	$11,643
3/31/2025	$22,873	$23,653	$11,648
4/30/2025	$23,319	$23,977	$11,693
5/31/2025	$24,194	$24,761	$11,610
6/30/2025	$25,574	$25,766	$11,788
7/31/2025	$26,021	$26,486	$11,757
8/31/2025	$26,519	$26,950	$11,898
9/30/2025	$27,505	$27,990	$12,028
10/31/2025	$28,969	$28,868	$12,103
11/30/2025	$28,486	$28,668	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	18.08%	4.32%	11.29%
Class A with sales charge	15.43%	3.85%	11.04%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 649,683,819
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,147,526
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019977
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class C
Trading Symbol	LACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.71%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 17.37%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,750	$9,799	$9,968
1/31/2016	$9,115	$9,195	$10,105
2/29/2016	$9,115	$9,219	$10,177
3/31/2016	$9,592	$9,646	$10,270
4/30/2016	$9,703	$9,787	$10,309
5/31/2016	$9,842	$9,954	$10,312
6/30/2016	$9,894	$9,997	$10,497
7/31/2016	$10,414	$10,451	$10,564
8/31/2016	$10,488	$10,481	$10,552
9/30/2016	$10,657	$10,599	$10,545
10/31/2016	$10,406	$10,423	$10,465
11/30/2016	$10,788	$10,661	$10,217
12/31/2016	$10,902	$10,821	$10,232
1/31/2017	$11,281	$11,110	$10,252
2/28/2017	$11,471	$11,322	$10,321
3/31/2017	$11,583	$11,394	$10,315
4/30/2017	$11,678	$11,521	$10,395
5/31/2017	$11,792	$11,601	$10,475
6/30/2017	$11,875	$11,675	$10,464
7/31/2017	$12,104	$11,911	$10,509
8/31/2017	$12,180	$11,954	$10,603
9/30/2017	$12,343	$12,115	$10,553
10/31/2017	$12,601	$12,313	$10,559
11/30/2017	$12,649	$12,328	$10,546
12/31/2017	$12,629	$12,304	$10,594
1/31/2018	$13,015	$12,685	$10,472
2/28/2018	$12,764	$12,541	$10,373
3/31/2018	$12,767	$12,599	$10,439
4/30/2018	$12,709	$12,573	$10,362
5/31/2018	$13,125	$13,019	$10,435
6/30/2018	$13,068	$13,074	$10,423
7/31/2018	$13,019	$13,158	$10,425
8/31/2018	$13,639	$13,621	$10,492
9/30/2018	$13,702	$13,588	$10,425
10/31/2018	$12,616	$12,765	$10,342
11/30/2018	$12,683	$12,928	$10,404
12/31/2018	$12,099	$12,322	$10,595
1/31/2019	$12,923	$13,180	$10,708
2/28/2019	$13,397	$13,587	$10,701
3/31/2019	$13,452	$13,586	$10,907
4/30/2019	$13,824	$13,951	$10,910
5/31/2019	$13,369	$13,494	$11,103
6/30/2019	$14,054	$14,110	$11,243
7/31/2019	$14,303	$14,350	$11,268
8/31/2019	$14,293	$14,173	$11,560
9/30/2019	$13,973	$14,132	$11,498
10/31/2019	$14,191	$14,355	$11,533
11/30/2019	$14,586	$14,807	$11,527
12/31/2019	$14,997	$15,175	$11,519
1/31/2020	$15,591	$15,602	$11,740
2/29/2020	$15,523	$15,162	$11,952
3/31/2020	$13,804	$13,108	$11,881
4/30/2020	$15,295	$14,562	$12,093
5/31/2020	$16,540	$15,546	$12,149
6/30/2020	$17,510	$16,275	$12,225
7/31/2020	$18,901	$17,455	$12,408
8/31/2020	$20,707	$18,950	$12,308
9/30/2020	$20,324	$18,541	$12,301
10/31/2020	$20,234	$18,389	$12,246
11/30/2020	$22,860	$20,728	$12,366
12/31/2020	$24,434	$22,189	$12,383
1/31/2021	$25,187	$22,863	$12,295
2/28/2021	$26,043	$23,566	$12,117
3/31/2021	$24,759	$22,825	$11,966
4/30/2021	$25,148	$23,414	$12,060
5/31/2021	$24,499	$23,020	$12,100
6/30/2021	$24,642	$23,720	$12,185
7/31/2021	$24,538	$23,568	$12,321
8/31/2021	$24,940	$24,005	$12,297
9/30/2021	$24,629	$23,604	$12,191
10/31/2021	$25,420	$24,449	$12,188
11/30/2021	$24,707	$23,581	$12,224
12/31/2021	$24,505	$23,597	$12,192
1/31/2022	$22,464	$22,051	$11,930
2/28/2022	$22,280	$22,057	$11,797
3/31/2022	$22,585	$22,321	$11,469
4/30/2022	$20,635	$20,737	$11,034
5/31/2022	$19,883	$20,067	$11,105
6/30/2022	$18,909	$18,827	$10,931
7/31/2022	$19,955	$19,903	$11,198
8/31/2022	$20,078	$20,087	$10,881
9/30/2022	$18,820	$18,893	$10,411
10/31/2022	$19,036	$19,510	$10,276
11/30/2022	$19,282	$19,821	$10,654
12/31/2022	$18,660	$19,201	$10,606
1/31/2023	$19,331	$20,318	$10,932
2/28/2023	$19,019	$20,056	$10,650
3/31/2023	$19,011	$19,927	$10,920
4/30/2023	$18,714	$19,655	$10,987
5/31/2023	$18,745	$19,830	$10,867
6/30/2023	$19,366	$20,865	$10,828
7/31/2023	$19,492	$21,437	$10,821
8/31/2023	$18,989	$20,885	$10,751
9/30/2023	$18,789	$20,345	$10,478
10/31/2023	$17,891	$19,451	$10,313
11/30/2023	$18,962	$20,466	$10,780
12/31/2023	$19,853	$21,708	$11,193
1/31/2024	$19,916	$21,458	$11,162
2/29/2024	$20,217	$21,717	$11,004
3/31/2024	$20,725	$22,223	$11,106
4/30/2024	$20,234	$21,454	$10,825
5/31/2024	$20,630	$21,978	$11,009
6/30/2024	$20,765	$22,185	$11,113
7/31/2024	$20,877	$22,615	$11,373
8/31/2024	$21,179	$22,914	$11,536
9/30/2024	$21,630	$23,361	$11,690
10/31/2024	$21,614	$23,560	$11,401
11/30/2024	$23,305	$25,157	$11,521
12/31/2024	$22,435	$24,162	$11,332
1/31/2025	$23,303	$24,809	$11,393
2/28/2025	$22,789	$24,316	$11,643
3/31/2025	$22,057	$23,653	$11,648
4/30/2025	$22,476	$23,977	$11,693
5/31/2025	$23,313	$24,761	$11,610
6/30/2025	$24,623	$25,766	$11,788
7/31/2025	$25,043	$26,486	$11,757
8/31/2025	$25,511	$26,950	$11,898
9/30/2025	$26,448	$27,990	$12,028
10/31/2025	$27,839	$28,868	$12,103
11/30/2025	$27,354	$28,668	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	17.37%	3.65%	10.59%
Class C with sales charge	16.37%	3.65%	10.59%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 649,683,819
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,147,526
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class F
Trading Symbol	LBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.17%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,762	$9,799	$9,968
1/31/2016	$9,130	$9,195	$10,105
2/29/2016	$9,130	$9,219	$10,177
3/31/2016	$9,613	$9,646	$10,270
4/30/2016	$9,733	$9,787	$10,309
5/31/2016	$9,881	$9,954	$10,312
6/30/2016	$9,941	$9,997	$10,497
7/31/2016	$10,461	$10,451	$10,564
8/31/2016	$10,544	$10,481	$10,552
9/30/2016	$10,725	$10,599	$10,545
10/31/2016	$10,482	$10,423	$10,465
11/30/2016	$10,874	$10,661	$10,217
12/31/2016	$10,989	$10,821	$10,232
1/31/2017	$11,379	$11,110	$10,252
2/28/2017	$11,570	$11,322	$10,321
3/31/2017	$11,702	$11,394	$10,315
4/30/2017	$11,797	$11,521	$10,395
5/31/2017	$11,921	$11,601	$10,475
6/30/2017	$12,017	$11,675	$10,464
7/31/2017	$12,248	$11,911	$10,509
8/31/2017	$12,334	$11,954	$10,603
9/30/2017	$12,510	$12,115	$10,553
10/31/2017	$12,780	$12,313	$10,559
11/30/2017	$12,838	$12,328	$10,546
12/31/2017	$12,821	$12,304	$10,594
1/31/2018	$13,221	$12,685	$10,472
2/28/2018	$12,977	$12,541	$10,373
3/31/2018	$12,985	$12,599	$10,439
4/30/2018	$12,936	$12,573	$10,362
5/31/2018	$13,367	$13,019	$10,435
6/30/2018	$13,318	$13,074	$10,423
7/31/2018	$13,278	$13,158	$10,425
8/31/2018	$13,917	$13,621	$10,492
9/30/2018	$13,994	$13,588	$10,425
10/31/2018	$12,891	$12,765	$10,342
11/30/2018	$12,960	$12,928	$10,404
12/31/2018	$12,379	$12,322	$10,595
1/31/2019	$13,238	$13,180	$10,708
2/28/2019	$13,720	$13,587	$10,701
3/31/2019	$13,780	$13,586	$10,907
4/30/2019	$14,169	$13,951	$10,910
5/31/2019	$13,716	$13,494	$11,103
6/30/2019	$14,430	$14,110	$11,243
7/31/2019	$14,695	$14,350	$11,268
8/31/2019	$14,695	$14,173	$11,560
9/30/2019	$14,375	$14,132	$11,498
10/31/2019	$14,609	$14,355	$11,533
11/30/2019	$15,023	$14,807	$11,527
12/31/2019	$15,458	$15,175	$11,519
1/31/2020	$16,078	$15,602	$11,740
2/29/2020	$16,021	$15,162	$11,952
3/31/2020	$14,245	$13,108	$11,881
4/30/2020	$15,799	$14,562	$12,093
5/31/2020	$17,099	$15,546	$12,149
6/30/2020	$18,114	$16,275	$12,225
7/31/2020	$19,567	$17,455	$12,408
8/31/2020	$21,446	$18,950	$12,308
9/30/2020	$21,053	$18,541	$12,301
10/31/2020	$20,984	$18,389	$12,246
11/30/2020	$23,711	$20,728	$12,366
12/31/2020	$25,368	$22,189	$12,383
1/31/2021	$26,156	$22,863	$12,295
2/28/2021	$27,065	$23,566	$12,117
3/31/2021	$25,756	$22,825	$11,966
4/30/2021	$26,171	$23,414	$12,060
5/31/2021	$25,516	$23,020	$12,100
6/30/2021	$25,681	$23,720	$12,185
7/31/2021	$25,600	$23,568	$12,321
8/31/2021	$26,029	$24,005	$12,297
9/30/2021	$25,719	$23,604	$12,191
10/31/2021	$26,565	$24,449	$12,188
11/30/2021	$25,840	$23,581	$12,224
12/31/2021	$25,649	$23,597	$12,192
1/31/2022	$23,522	$22,051	$11,930
2/28/2022	$23,347	$22,057	$11,797
3/31/2022	$23,679	$22,321	$11,469
4/30/2022	$21,642	$20,737	$11,034
5/31/2022	$20,862	$20,067	$11,105
6/30/2022	$19,860	$18,827	$10,931
7/31/2022	$20,977	$19,903	$11,198
8/31/2022	$21,121	$20,087	$10,881
9/30/2022	$19,805	$18,893	$10,411
10/31/2022	$20,046	$19,510	$10,276
11/30/2022	$20,303	$19,821	$10,654
12/31/2022	$19,676	$19,201	$10,606
1/31/2023	$20,392	$20,318	$10,932
2/28/2023	$20,083	$20,056	$10,650
3/31/2023	$20,093	$19,927	$10,920
4/30/2023	$19,783	$19,655	$10,987
5/31/2023	$19,815	$19,830	$10,867
6/30/2023	$20,502	$20,865	$10,828
7/31/2023	$20,650	$21,437	$10,821
8/31/2023	$20,123	$20,885	$10,751
9/30/2023	$19,918	$20,345	$10,478
10/31/2023	$18,977	$19,451	$10,313
11/30/2023	$20,116	$20,466	$10,780
12/31/2023	$21,084	$21,708	$11,193
1/31/2024	$21,151	$21,458	$11,162
2/29/2024	$21,500	$21,717	$11,004
3/31/2024	$22,055	$22,223	$11,106
4/30/2024	$21,539	$21,454	$10,825
5/31/2024	$21,972	$21,978	$11,009
6/30/2024	$22,137	$22,185	$11,113
7/31/2024	$22,271	$22,615	$11,373
8/31/2024	$22,606	$22,914	$11,536
9/30/2024	$23,088	$23,361	$11,690
10/31/2024	$23,088	$23,560	$11,401
11/30/2024	$24,922	$25,157	$11,521
12/31/2024	$23,999	$24,162	$11,332
1/31/2025	$24,933	$24,809	$11,393
2/28/2025	$24,407	$24,316	$11,643
3/31/2025	$23,643	$23,653	$11,648
4/30/2025	$24,103	$23,977	$11,693
5/31/2025	$25,007	$24,761	$11,610
6/30/2025	$26,437	$25,766	$11,788
7/31/2025	$26,899	$26,486	$11,757
8/31/2025	$27,412	$26,950	$11,898
9/30/2025	$28,437	$27,990	$12,028
10/31/2025	$29,949	$28,868	$12,103
11/30/2025	$29,450	$28,668	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	18.17%	4.43%	11.41%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 649,683,819
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,147,526
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188232
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class F3
Trading Symbol	LOCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.45%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,114	$10,127	$10,051
5/31/2017	$10,220	$10,198	$10,128
6/30/2017	$10,304	$10,262	$10,118
7/31/2017	$10,501	$10,470	$10,162
8/31/2017	$10,575	$10,508	$10,253
9/30/2017	$10,727	$10,650	$10,204
10/31/2017	$10,957	$10,824	$10,210
11/30/2017	$11,006	$10,837	$10,197
12/31/2017	$11,003	$10,815	$10,244
1/31/2018	$11,344	$11,151	$10,126
2/28/2018	$11,128	$11,024	$10,030
3/31/2018	$11,137	$11,075	$10,094
4/30/2018	$11,096	$11,052	$10,019
5/31/2018	$11,472	$11,444	$10,091
6/30/2018	$11,432	$11,492	$10,078
7/31/2018	$11,399	$11,566	$10,080
8/31/2018	$11,952	$11,974	$10,145
9/30/2018	$12,013	$11,944	$10,080
10/31/2018	$11,071	$11,221	$10,000
11/30/2018	$11,130	$11,364	$10,060
12/31/2018	$10,629	$10,832	$10,245
1/31/2019	$11,371	$11,586	$10,354
2/28/2019	$11,792	$11,943	$10,348
3/31/2019	$11,836	$11,943	$10,546
4/30/2019	$12,178	$12,264	$10,549
5/31/2019	$11,782	$11,862	$10,736
6/30/2019	$12,404	$12,403	$10,871
7/31/2019	$12,630	$12,614	$10,895
8/31/2019	$12,630	$12,459	$11,177
9/30/2019	$12,360	$12,422	$11,118
10/31/2019	$12,569	$12,619	$11,151
11/30/2019	$12,913	$13,016	$11,146
12/31/2019	$13,288	$13,339	$11,138
1/31/2020	$13,827	$13,715	$11,352
2/29/2020	$13,788	$13,328	$11,557
3/31/2020	$12,256	$11,523	$11,489
4/30/2020	$13,592	$12,801	$11,693
5/31/2020	$14,722	$13,665	$11,747
6/30/2020	$15,593	$14,306	$11,821
7/31/2020	$16,844	$15,344	$11,998
8/31/2020	$18,459	$16,658	$11,901
9/30/2020	$18,127	$16,299	$11,894
10/31/2020	$18,068	$16,165	$11,841
11/30/2020	$20,418	$18,221	$11,958
12/31/2020	$21,848	$19,505	$11,974
1/31/2021	$22,533	$20,097	$11,888
2/28/2021	$23,320	$20,716	$11,716
3/31/2021	$22,185	$20,064	$11,570
4/30/2021	$22,551	$20,582	$11,662
5/31/2021	$21,991	$20,235	$11,700
6/30/2021	$22,138	$20,851	$11,782
7/31/2021	$22,069	$20,717	$11,914
8/31/2021	$22,447	$21,102	$11,891
9/30/2021	$22,177	$20,749	$11,788
10/31/2021	$22,923	$21,492	$11,785
11/30/2021	$22,292	$20,729	$11,820
12/31/2021	$22,121	$20,742	$11,789
1/31/2022	$20,293	$19,383	$11,535
2/28/2022	$20,158	$19,389	$11,407
3/31/2022	$20,447	$19,621	$11,090
4/30/2022	$18,696	$18,228	$10,669
5/31/2022	$18,031	$17,640	$10,738
6/30/2022	$17,156	$16,550	$10,569
7/31/2022	$18,124	$17,495	$10,828
8/31/2022	$18,247	$17,657	$10,522
9/30/2022	$17,102	$16,608	$10,067
10/31/2022	$17,321	$17,150	$9,937
11/30/2022	$17,554	$17,423	$10,302
12/31/2022	$17,010	$16,879	$10,256
1/31/2023	$17,622	$17,860	$10,571
2/28/2023	$17,358	$17,630	$10,298
3/31/2023	$17,375	$17,516	$10,559
4/30/2023	$17,109	$17,277	$10,623
5/31/2023	$17,137	$17,431	$10,508
6/30/2023	$17,728	$18,341	$10,470
7/31/2023	$17,869	$18,844	$10,463
8/31/2023	$17,405	$18,358	$10,396
9/30/2023	$17,235	$17,884	$10,132
10/31/2023	$16,417	$17,098	$9,972
11/30/2023	$17,418	$17,990	$10,424
12/31/2023	$18,251	$19,082	$10,823
1/31/2024	$18,322	$18,862	$10,793
2/29/2024	$18,620	$19,090	$10,640
3/31/2024	$19,115	$19,535	$10,739
4/30/2024	$18,659	$18,859	$10,467
5/31/2024	$19,043	$19,319	$10,645
6/30/2024	$19,190	$19,502	$10,746
7/31/2024	$19,304	$19,880	$10,997
8/31/2024	$19,591	$20,142	$11,155
9/30/2024	$20,022	$20,535	$11,304
10/31/2024	$20,022	$20,710	$11,024
11/30/2024	$21,606	$22,114	$11,140
12/31/2024	$20,807	$21,239	$10,958
1/31/2025	$21,635	$21,808	$11,016
2/28/2025	$21,185	$21,374	$11,258
3/31/2025	$20,522	$20,792	$11,263
4/30/2025	$20,916	$21,076	$11,307
5/31/2025	$21,718	$21,766	$11,226
6/30/2025	$22,962	$22,649	$11,399
7/31/2025	$23,357	$23,282	$11,368
8/31/2025	$23,811	$23,690	$11,504
9/30/2025	$24,694	$24,604	$11,630
10/31/2025	$26,018	$25,376	$11,703
11/30/2025	$25,591	$25,200	$11,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	18.45%	4.62%	11.46%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.27%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 649,683,819
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,147,526
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019979
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class I
Trading Symbol	LCFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.34%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,766	$9,799	$9,968
1/31/2016	$9,136	$9,195	$10,105
2/29/2016	$9,145	$9,219	$10,177
3/31/2016	$9,629	$9,646	$10,270
4/30/2016	$9,739	$9,787	$10,309
5/31/2016	$9,886	$9,954	$10,312
6/30/2016	$9,950	$9,997	$10,497
7/31/2016	$10,477	$10,451	$10,564
8/31/2016	$10,560	$10,481	$10,552
9/30/2016	$10,742	$10,599	$10,545
10/31/2016	$10,491	$10,423	$10,465
11/30/2016	$10,891	$10,661	$10,217
12/31/2016	$11,008	$10,821	$10,232
1/31/2017	$11,397	$11,110	$10,252
2/28/2017	$11,596	$11,322	$10,321
3/31/2017	$11,720	$11,394	$10,315
4/30/2017	$11,815	$11,521	$10,395
5/31/2017	$11,949	$11,601	$10,475
6/30/2017	$12,038	$11,675	$10,464
7/31/2017	$12,277	$11,911	$10,509
8/31/2017	$12,363	$11,954	$10,603
9/30/2017	$12,532	$12,115	$10,553
10/31/2017	$12,810	$12,313	$10,559
11/30/2017	$12,868	$12,328	$10,546
12/31/2017	$12,855	$12,304	$10,594
1/31/2018	$13,263	$12,685	$10,472
2/28/2018	$13,010	$12,541	$10,373
3/31/2018	$13,021	$12,599	$10,439
4/30/2018	$12,972	$12,573	$10,362
5/31/2018	$13,412	$13,019	$10,435
6/30/2018	$13,356	$13,074	$10,423
7/31/2018	$13,317	$13,158	$10,425
8/31/2018	$13,964	$13,621	$10,492
9/30/2018	$14,034	$13,588	$10,425
10/31/2018	$12,934	$12,765	$10,342
11/30/2018	$13,012	$12,928	$10,404
12/31/2018	$12,426	$12,322	$10,595
1/31/2019	$13,284	$13,180	$10,708
2/28/2019	$13,775	$13,587	$10,701
3/31/2019	$13,838	$13,586	$10,907
4/30/2019	$14,227	$13,951	$10,910
5/31/2019	$13,764	$13,494	$11,103
6/30/2019	$14,491	$14,110	$11,243
7/31/2019	$14,755	$14,350	$11,268
8/31/2019	$14,755	$14,173	$11,560
9/30/2019	$14,440	$14,132	$11,498
10/31/2019	$14,673	$14,355	$11,533
11/30/2019	$15,086	$14,807	$11,527
12/31/2019	$15,524	$15,175	$11,519
1/31/2020	$16,154	$15,602	$11,740
2/29/2020	$16,097	$15,162	$11,952
3/31/2020	$14,317	$13,108	$11,881
4/30/2020	$15,880	$14,562	$12,093
5/31/2020	$17,189	$15,546	$12,149
6/30/2020	$18,207	$16,275	$12,225
7/31/2020	$19,669	$17,455	$12,408
8/31/2020	$21,558	$18,950	$12,308
9/30/2020	$21,170	$18,541	$12,301
10/31/2020	$21,101	$18,389	$12,246
11/30/2020	$23,848	$20,728	$12,366
12/31/2020	$25,508	$22,189	$12,383
1/31/2021	$26,308	$22,863	$12,295
2/28/2021	$27,229	$23,566	$12,117
3/31/2021	$25,902	$22,825	$11,966
4/30/2021	$26,329	$23,414	$12,060
5/31/2021	$25,661	$23,020	$12,100
6/30/2021	$25,833	$23,720	$12,185
7/31/2021	$25,752	$23,568	$12,321
8/31/2021	$26,194	$24,005	$12,297
9/30/2021	$25,878	$23,604	$12,191
10/31/2021	$26,736	$24,449	$12,188
11/30/2021	$25,999	$23,581	$12,224
12/31/2021	$25,812	$23,597	$12,192
1/31/2022	$23,674	$22,051	$11,930
2/28/2022	$23,500	$22,057	$11,797
3/31/2022	$23,838	$22,321	$11,469
4/30/2022	$21,789	$20,737	$11,034
5/31/2022	$21,011	$20,067	$11,105
6/30/2022	$20,004	$18,827	$10,931
7/31/2022	$21,120	$19,903	$11,198
8/31/2022	$21,263	$20,087	$10,881
9/30/2022	$19,940	$18,893	$10,411
10/31/2022	$20,197	$19,510	$10,276
11/30/2022	$20,453	$19,821	$10,654
12/31/2022	$19,817	$19,201	$10,606
1/31/2023	$20,548	$20,318	$10,932
2/28/2023	$20,223	$20,056	$10,650
3/31/2023	$20,243	$19,927	$10,920
4/30/2023	$19,932	$19,655	$10,987
5/31/2023	$19,965	$19,830	$10,867
6/30/2023	$20,656	$20,865	$10,828
7/31/2023	$20,804	$21,437	$10,821
8/31/2023	$20,278	$20,885	$10,751
9/30/2023	$20,079	$20,345	$10,478
10/31/2023	$19,122	$19,451	$10,313
11/30/2023	$20,294	$20,466	$10,780
12/31/2023	$21,251	$21,708	$11,193
1/31/2024	$21,334	$21,458	$11,162
2/29/2024	$21,683	$21,717	$11,004
3/31/2024	$22,245	$22,223	$11,106
4/30/2024	$21,728	$21,454	$10,825
5/31/2024	$22,161	$21,978	$11,009
6/30/2024	$22,333	$22,185	$11,113
7/31/2024	$22,467	$22,615	$11,373
8/31/2024	$22,802	$22,914	$11,536
9/30/2024	$23,307	$23,361	$11,690
10/31/2024	$23,290	$23,560	$11,401
11/30/2024	$25,142	$25,157	$11,521
12/31/2024	$24,208	$24,162	$11,332
1/31/2025	$25,177	$24,809	$11,393
2/28/2025	$24,633	$24,316	$11,643
3/31/2025	$23,858	$23,653	$11,648
4/30/2025	$24,335	$23,977	$11,693
5/31/2025	$25,257	$24,761	$11,610
6/30/2025	$26,695	$25,766	$11,788
7/31/2025	$27,158	$26,486	$11,757
8/31/2025	$27,689	$26,950	$11,898
9/30/2025	$28,722	$27,990	$12,028
10/31/2025	$30,253	$28,868	$12,103
11/30/2025	$29,754	$28,668	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	18.34%	4.53%	11.52%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 649,683,819
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,147,526
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019978
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class P
Trading Symbol	LCFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$146	1.34%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 17.78%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,761	$9,799	$9,968
1/31/2016	$9,129	$9,195	$10,105
2/29/2016	$9,129	$9,219	$10,177
3/31/2016	$9,611	$9,646	$10,270
4/30/2016	$9,730	$9,787	$10,309
5/31/2016	$9,875	$9,954	$10,312
6/30/2016	$9,929	$9,997	$10,497
7/31/2016	$10,450	$10,451	$10,564
8/31/2016	$10,533	$10,481	$10,552
9/30/2016	$10,710	$10,599	$10,545
10/31/2016	$10,462	$10,423	$10,465
11/30/2016	$10,848	$10,661	$10,217
12/31/2016	$10,961	$10,821	$10,232
1/31/2017	$11,345	$11,110	$10,252
2/28/2017	$11,532	$11,322	$10,321
3/31/2017	$11,660	$11,394	$10,315
4/30/2017	$11,754	$11,521	$10,395
5/31/2017	$11,876	$11,601	$10,475
6/30/2017	$11,970	$11,675	$10,464
7/31/2017	$12,196	$11,911	$10,509
8/31/2017	$12,271	$11,954	$10,603
9/30/2017	$12,442	$12,115	$10,553
10/31/2017	$12,707	$12,313	$10,559
11/30/2017	$12,763	$12,328	$10,546
12/31/2017	$12,747	$12,304	$10,594
1/31/2018	$13,139	$12,685	$10,472
2/28/2018	$12,891	$12,541	$10,373
3/31/2018	$12,897	$12,599	$10,439
4/30/2018	$12,839	$12,573	$10,362
5/31/2018	$13,270	$13,019	$10,435
6/30/2018	$13,220	$13,074	$10,423
7/31/2018	$13,172	$13,158	$10,425
8/31/2018	$13,806	$13,621	$10,492
9/30/2018	$13,870	$13,588	$10,425
10/31/2018	$12,783	$12,765	$10,342
11/30/2018	$12,850	$12,928	$10,404
12/31/2018	$12,262	$12,322	$10,595
1/31/2019	$13,111	$13,180	$10,708
2/28/2019	$13,591	$13,587	$10,701
3/31/2019	$13,637	$13,586	$10,907
4/30/2019	$14,027	$13,951	$10,910
5/31/2019	$13,565	$13,494	$11,103
6/30/2019	$14,269	$14,110	$11,243
7/31/2019	$14,527	$14,350	$11,268
8/31/2019	$14,516	$14,173	$11,560
9/30/2019	$14,213	$14,132	$11,498
10/31/2019	$14,440	$14,355	$11,533
11/30/2019	$14,832	$14,807	$11,527
12/31/2019	$15,254	$15,175	$11,519
1/31/2020	$15,866	$15,602	$11,740
2/29/2020	$15,811	$15,162	$11,952
3/31/2020	$14,055	$13,108	$11,881
4/30/2020	$15,583	$14,562	$12,093
5/31/2020	$16,866	$15,546	$12,149
6/30/2020	$17,848	$16,275	$12,225
7/31/2020	$19,277	$17,455	$12,408
8/31/2020	$21,119	$18,950	$12,308
9/30/2020	$20,732	$18,541	$12,301
10/31/2020	$20,654	$18,389	$12,246
11/30/2020	$23,336	$20,728	$12,366
12/31/2020	$24,954	$22,189	$12,383
1/31/2021	$25,727	$22,863	$12,295
2/28/2021	$26,616	$23,566	$12,117
3/31/2021	$25,315	$22,825	$11,966
4/30/2021	$25,715	$23,414	$12,060
5/31/2021	$25,058	$23,020	$12,100
6/30/2021	$25,221	$23,720	$12,185
7/31/2021	$25,130	$23,568	$12,321
8/31/2021	$25,556	$24,005	$12,297
9/30/2021	$25,234	$23,604	$12,191
10/31/2021	$26,059	$24,449	$12,188
11/30/2021	$25,337	$23,581	$12,224
12/31/2021	$25,134	$23,597	$12,192
1/31/2022	$23,054	$22,051	$11,930
2/28/2022	$22,887	$22,057	$11,797
3/31/2022	$23,201	$22,321	$11,469
4/30/2022	$21,194	$20,737	$11,034
5/31/2022	$20,434	$20,067	$11,105
6/30/2022	$19,446	$18,827	$10,931
7/31/2022	$20,529	$19,903	$11,198
8/31/2022	$20,650	$20,087	$10,881
9/30/2022	$19,362	$18,893	$10,411
10/31/2022	$19,607	$19,510	$10,276
11/30/2022	$19,852	$19,821	$10,654
12/31/2022	$19,222	$19,201	$10,606
1/31/2023	$19,920	$20,318	$10,932
2/28/2023	$19,610	$20,056	$10,650
3/31/2023	$19,606	$19,927	$10,920
4/30/2023	$19,294	$19,655	$10,987
5/31/2023	$19,326	$19,830	$10,867
6/30/2023	$19,993	$20,865	$10,828
7/31/2023	$20,134	$21,437	$10,821
8/31/2023	$19,602	$20,885	$10,751
9/30/2023	$19,407	$20,345	$10,478
10/31/2023	$18,482	$19,451	$10,313
11/30/2023	$19,595	$20,466	$10,780
12/31/2023	$20,532	$21,708	$11,193
1/31/2024	$20,595	$21,458	$11,162
2/29/2024	$20,910	$21,717	$11,004
3/31/2024	$21,452	$22,223	$11,106
4/30/2024	$20,946	$21,454	$10,825
5/31/2024	$21,357	$21,978	$11,009
6/30/2024	$21,511	$22,185	$11,113
7/31/2024	$21,638	$22,615	$11,373
8/31/2024	$21,956	$22,914	$11,536
9/30/2024	$22,426	$23,361	$11,690
10/31/2024	$22,410	$23,560	$11,401
11/30/2024	$24,178	$25,157	$11,521
12/31/2024	$23,280	$24,162	$11,332
1/31/2025	$24,195	$24,809	$11,393
2/28/2025	$23,665	$24,316	$11,643
3/31/2025	$22,924	$23,653	$11,648
4/30/2025	$23,359	$23,977	$11,693
5/31/2025	$24,228	$24,761	$11,610
6/30/2025	$25,607	$25,766	$11,788
7/31/2025	$26,043	$26,486	$11,757
8/31/2025	$26,527	$26,950	$11,898
9/30/2025	$27,504	$27,990	$12,028
10/31/2025	$28,978	$28,868	$12,103
11/30/2025	$28,476	$28,668	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	17.78%	4.06%	11.03%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 649,683,819
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,147,526
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R2
Trading Symbol	LBCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 17.62%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,752	$9,799	$9,968
1/31/2016	$9,119	$9,195	$10,105
2/29/2016	$9,119	$9,219	$10,177
3/31/2016	$9,594	$9,646	$10,270
4/30/2016	$9,712	$9,787	$10,309
5/31/2016	$9,848	$9,954	$10,312
6/30/2016	$9,905	$9,997	$10,497
7/31/2016	$10,425	$10,451	$10,564
8/31/2016	$10,498	$10,481	$10,552
9/30/2016	$10,670	$10,599	$10,545
10/31/2016	$10,422	$10,423	$10,465
11/30/2016	$10,807	$10,661	$10,217
12/31/2016	$10,917	$10,821	$10,232
1/31/2017	$11,309	$11,110	$10,252
2/28/2017	$11,496	$11,322	$10,321
3/31/2017	$11,619	$11,394	$10,315
4/30/2017	$11,704	$11,521	$10,395
5/31/2017	$11,825	$11,601	$10,475
6/30/2017	$11,910	$11,675	$10,464
7/31/2017	$12,145	$11,911	$10,509
8/31/2017	$12,220	$11,954	$10,603
9/30/2017	$12,387	$12,115	$10,553
10/31/2017	$12,650	$12,313	$10,559
11/30/2017	$12,697	$12,328	$10,546
12/31/2017	$12,684	$12,304	$10,594
1/31/2018	$13,074	$12,685	$10,472
2/28/2018	$12,827	$12,541	$10,373
3/31/2018	$12,825	$12,599	$10,439
4/30/2018	$12,768	$12,573	$10,362
5/31/2018	$13,197	$13,019	$10,435
6/30/2018	$13,142	$13,074	$10,423
7/31/2018	$13,094	$13,158	$10,425
8/31/2018	$13,725	$13,621	$10,492
9/30/2018	$13,784	$13,588	$10,425
10/31/2018	$12,703	$12,765	$10,342
11/30/2018	$12,770	$12,928	$10,404
12/31/2018	$12,180	$12,322	$10,595
1/31/2019	$13,023	$13,180	$10,708
2/28/2019	$13,500	$13,587	$10,701
3/31/2019	$13,551	$13,586	$10,907
4/30/2019	$13,929	$13,951	$10,910
5/31/2019	$13,470	$13,494	$11,103
6/30/2019	$14,173	$14,110	$11,243
7/31/2019	$14,418	$14,350	$11,268
8/31/2019	$14,408	$14,173	$11,560
9/30/2019	$14,105	$14,132	$11,498
10/31/2019	$14,320	$14,355	$11,533
11/30/2019	$14,720	$14,807	$11,527
12/31/2019	$15,133	$15,175	$11,519
1/31/2020	$15,741	$15,602	$11,740
2/29/2020	$15,686	$15,162	$11,952
3/31/2020	$13,934	$13,108	$11,881
4/30/2020	$15,449	$14,562	$12,093
5/31/2020	$16,710	$15,546	$12,149
6/30/2020	$17,699	$16,275	$12,225
7/31/2020	$19,104	$17,455	$12,408
8/31/2020	$20,929	$18,950	$12,308
9/30/2020	$20,550	$18,541	$12,301
10/31/2020	$20,461	$18,389	$12,246
11/30/2020	$23,118	$20,728	$12,366
12/31/2020	$24,714	$22,189	$12,383
1/31/2021	$25,479	$22,863	$12,295
2/28/2021	$26,360	$23,566	$12,117
3/31/2021	$25,069	$22,825	$11,966
4/30/2021	$25,464	$23,414	$12,060
5/31/2021	$24,814	$23,020	$12,100
6/30/2021	$24,954	$23,720	$12,185
7/31/2021	$24,865	$23,568	$12,321
8/31/2021	$25,286	$24,005	$12,297
9/30/2021	$24,965	$23,604	$12,191
10/31/2021	$25,782	$24,449	$12,188
11/30/2021	$25,067	$23,581	$12,224
12/31/2021	$24,869	$23,597	$12,192
1/31/2022	$22,796	$22,051	$11,930
2/28/2022	$22,630	$22,057	$11,797
3/31/2022	$22,932	$22,321	$11,469
4/30/2022	$20,946	$20,737	$11,034
5/31/2022	$20,193	$20,067	$11,105
6/30/2022	$19,209	$18,827	$10,931
7/31/2022	$20,280	$19,903	$11,198
8/31/2022	$20,400	$20,087	$10,881
9/30/2022	$19,119	$18,893	$10,411
10/31/2022	$19,361	$19,510	$10,276
11/30/2022	$19,603	$19,821	$10,654
12/31/2022	$18,988	$19,201	$10,606
1/31/2023	$19,663	$20,318	$10,932
2/28/2023	$19,356	$20,056	$10,650
3/31/2023	$19,360	$19,927	$10,920
4/30/2023	$19,053	$19,655	$10,987
5/31/2023	$19,083	$19,830	$10,867
6/30/2023	$19,721	$20,865	$10,828
7/31/2023	$19,860	$21,437	$10,821
8/31/2023	$19,350	$20,885	$10,751
9/30/2023	$19,134	$20,345	$10,478
10/31/2023	$18,220	$19,451	$10,313
11/30/2023	$19,320	$20,466	$10,780
12/31/2023	$20,237	$21,708	$11,193
1/31/2024	$20,299	$21,458	$11,162
2/29/2024	$20,626	$21,717	$11,004
3/31/2024	$21,154	$22,223	$11,106
4/30/2024	$20,639	$21,454	$10,825
5/31/2024	$21,045	$21,978	$11,009
6/30/2024	$21,190	$22,185	$11,113
7/31/2024	$21,315	$22,615	$11,373
8/31/2024	$21,628	$22,914	$11,536
9/30/2024	$22,083	$23,361	$11,690
10/31/2024	$22,068	$23,560	$11,401
11/30/2024	$23,811	$25,157	$11,521
12/31/2024	$22,921	$24,162	$11,332
1/31/2025	$23,807	$24,809	$11,393
2/28/2025	$23,301	$24,316	$11,643
3/31/2025	$22,561	$23,653	$11,648
4/30/2025	$22,989	$23,977	$11,693
5/31/2025	$23,846	$24,761	$11,610
6/30/2025	$25,193	$25,766	$11,788
7/31/2025	$25,622	$26,486	$11,757
8/31/2025	$26,099	$26,950	$11,898
9/30/2025	$27,049	$27,990	$12,028
10/31/2025	$28,484	$28,868	$12,103
11/30/2025	$28,006	$28,668	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	17.62%	3.91%	10.85%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 649,683,819
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,147,526
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054884
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R3
Trading Symbol	LCFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.40%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 17.75%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,752	$9,799	$9,968
1/31/2016	$9,118	$9,195	$10,105
2/29/2016	$9,127	$9,219	$10,177
3/31/2016	$9,603	$9,646	$10,270
4/30/2016	$9,714	$9,787	$10,309
5/31/2016	$9,862	$9,954	$10,312
6/30/2016	$9,913	$9,997	$10,497
7/31/2016	$10,433	$10,451	$10,564
8/31/2016	$10,517	$10,481	$10,552
9/30/2016	$10,686	$10,599	$10,545
10/31/2016	$10,434	$10,423	$10,465
11/30/2016	$10,826	$10,661	$10,217
12/31/2016	$10,941	$10,821	$10,232
1/31/2017	$11,321	$11,110	$10,252
2/28/2017	$11,511	$11,322	$10,321
3/31/2017	$11,641	$11,394	$10,315
4/30/2017	$11,727	$11,521	$10,395
5/31/2017	$11,851	$11,601	$10,475
6/30/2017	$11,937	$11,675	$10,464
7/31/2017	$12,176	$11,911	$10,509
8/31/2017	$12,243	$11,954	$10,603
9/30/2017	$12,417	$12,115	$10,553
10/31/2017	$12,676	$12,313	$10,559
11/30/2017	$12,733	$12,328	$10,546
12/31/2017	$12,714	$12,304	$10,594
1/31/2018	$13,112	$12,685	$10,472
2/28/2018	$12,860	$12,541	$10,373
3/31/2018	$12,864	$12,599	$10,439
4/30/2018	$12,815	$12,573	$10,362
5/31/2018	$13,243	$13,019	$10,435
6/30/2018	$13,182	$13,074	$10,423
7/31/2018	$13,143	$13,158	$10,425
8/31/2018	$13,768	$13,621	$10,492
9/30/2018	$13,833	$13,588	$10,425
10/31/2018	$12,748	$12,765	$10,342
11/30/2018	$12,816	$12,928	$10,404
12/31/2018	$12,228	$12,322	$10,595
1/31/2019	$13,071	$13,180	$10,708
2/28/2019	$13,549	$13,587	$10,701
3/31/2019	$13,605	$13,586	$10,907
4/30/2019	$13,981	$13,951	$10,910
5/31/2019	$13,521	$13,494	$11,103
6/30/2019	$14,226	$14,110	$11,243
7/31/2019	$14,488	$14,350	$11,268
8/31/2019	$14,477	$14,173	$11,560
9/30/2019	$14,167	$14,132	$11,498
10/31/2019	$14,387	$14,355	$11,533
11/30/2019	$14,786	$14,807	$11,527
12/31/2019	$15,203	$15,175	$11,519
1/31/2020	$15,816	$15,602	$11,740
2/29/2020	$15,759	$15,162	$11,952
3/31/2020	$14,012	$13,108	$11,881
4/30/2020	$15,523	$14,562	$12,093
5/31/2020	$16,807	$15,546	$12,149
6/30/2020	$17,794	$16,275	$12,225
7/31/2020	$19,217	$17,455	$12,408
8/31/2020	$21,037	$18,950	$12,308
9/30/2020	$20,665	$18,541	$12,301
10/31/2020	$20,585	$18,389	$12,246
11/30/2020	$23,251	$20,728	$12,366
12/31/2020	$24,866	$22,189	$12,383
1/31/2021	$25,630	$22,863	$12,295
2/28/2021	$26,513	$23,566	$12,117
3/31/2021	$25,213	$22,825	$11,966
4/30/2021	$25,621	$23,414	$12,060
5/31/2021	$24,962	$23,020	$12,100
6/30/2021	$25,114	$23,720	$12,185
7/31/2021	$25,022	$23,568	$12,321
8/31/2021	$25,444	$24,005	$12,297
9/30/2021	$25,127	$23,604	$12,191
10/31/2021	$25,959	$24,449	$12,188
11/30/2021	$25,233	$23,581	$12,224
12/31/2021	$25,036	$23,597	$12,192
1/31/2022	$22,960	$22,051	$11,930
2/28/2022	$22,773	$22,057	$11,797
3/31/2022	$23,091	$22,321	$11,469
4/30/2022	$21,106	$20,737	$11,034
5/31/2022	$20,340	$20,067	$11,105
6/30/2022	$19,352	$18,827	$10,931
7/31/2022	$20,433	$19,903	$11,198
8/31/2022	$20,559	$20,087	$10,881
9/30/2022	$19,263	$18,893	$10,411
10/31/2022	$19,515	$19,510	$10,276
11/30/2022	$19,751	$19,821	$10,654
12/31/2022	$19,132	$19,201	$10,606
1/31/2023	$19,818	$20,318	$10,932
2/28/2023	$19,515	$20,056	$10,650
3/31/2023	$19,509	$19,927	$10,920
4/30/2023	$19,205	$19,655	$10,987
5/31/2023	$19,237	$19,830	$10,867
6/30/2023	$19,889	$20,865	$10,828
7/31/2023	$20,034	$21,437	$10,821
8/31/2023	$19,503	$20,885	$10,751
9/30/2023	$19,300	$20,345	$10,478
10/31/2023	$18,381	$19,451	$10,313
11/30/2023	$19,493	$20,466	$10,780
12/31/2023	$20,406	$21,708	$11,193
1/31/2024	$20,487	$21,458	$11,162
2/29/2024	$20,811	$21,717	$11,004
3/31/2024	$21,333	$22,223	$11,106
4/30/2024	$20,830	$21,454	$10,825
5/31/2024	$21,252	$21,978	$11,009
6/30/2024	$21,392	$22,185	$11,113
7/31/2024	$21,506	$22,615	$11,373
8/31/2024	$21,833	$22,914	$11,536
9/30/2024	$22,298	$23,361	$11,690
10/31/2024	$22,281	$23,560	$11,401
11/30/2024	$24,034	$25,157	$11,521
12/31/2024	$23,145	$24,162	$11,332
1/31/2025	$24,037	$24,809	$11,393
2/28/2025	$23,525	$24,316	$11,643
3/31/2025	$22,776	$23,653	$11,648
4/30/2025	$23,223	$23,977	$11,693
5/31/2025	$24,085	$24,761	$11,610
6/30/2025	$25,451	$25,766	$11,788
7/31/2025	$25,883	$26,486	$11,757
8/31/2025	$26,365	$26,950	$11,898
9/30/2025	$27,334	$27,990	$12,028
10/31/2025	$28,784	$28,868	$12,103
11/30/2025	$28,300	$28,668	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	17.75%	4.01%	10.96%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 649,683,819
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,147,526
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156617
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R4
Trading Symbol	LCFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.01%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,759	$9,799	$9,968
1/31/2016	$9,127	$9,195	$10,105
2/29/2016	$9,136	$9,219	$10,177
3/31/2016	$9,616	$9,646	$10,270
4/30/2016	$9,727	$9,787	$10,309
5/31/2016	$9,874	$9,954	$10,312
6/30/2016	$9,932	$9,997	$10,497
7/31/2016	$10,451	$10,451	$10,564
8/31/2016	$10,535	$10,481	$10,552
9/30/2016	$10,713	$10,599	$10,545
10/31/2016	$10,462	$10,423	$10,465
11/30/2016	$10,853	$10,661	$10,217
12/31/2016	$10,964	$10,821	$10,232
1/31/2017	$11,363	$11,110	$10,252
2/28/2017	$11,553	$11,322	$10,321
3/31/2017	$11,680	$11,394	$10,315
4/30/2017	$11,776	$11,521	$10,395
5/31/2017	$11,890	$11,601	$10,475
6/30/2017	$11,991	$11,675	$10,464
7/31/2017	$12,221	$11,911	$10,509
8/31/2017	$12,298	$11,954	$10,603
9/30/2017	$12,469	$12,115	$10,553
10/31/2017	$12,738	$12,313	$10,559
11/30/2017	$12,796	$12,328	$10,546
12/31/2017	$12,784	$12,304	$10,594
1/31/2018	$13,183	$12,685	$10,472
2/28/2018	$12,930	$12,541	$10,373
3/31/2018	$12,943	$12,599	$10,439
4/30/2018	$12,884	$12,573	$10,362
5/31/2018	$13,323	$13,019	$10,435
6/30/2018	$13,269	$13,074	$10,423
7/31/2018	$13,220	$13,158	$10,425
8/31/2018	$13,866	$13,621	$10,492
9/30/2018	$13,929	$13,588	$10,425
10/31/2018	$12,840	$12,765	$10,342
11/30/2018	$12,908	$12,928	$10,404
12/31/2018	$12,326	$12,322	$10,595
1/31/2019	$13,171	$13,180	$10,708
2/28/2019	$13,662	$13,587	$10,701
3/31/2019	$13,716	$13,586	$10,907
4/30/2019	$14,104	$13,951	$10,910
5/31/2019	$13,643	$13,494	$11,103
6/30/2019	$14,359	$14,110	$11,243
7/31/2019	$14,611	$14,350	$11,268
8/31/2019	$14,611	$14,173	$11,560
9/30/2019	$14,298	$14,132	$11,498
10/31/2019	$14,531	$14,355	$11,533
11/30/2019	$14,932	$14,807	$11,527
12/31/2019	$15,360	$15,175	$11,519
1/31/2020	$15,976	$15,602	$11,740
2/29/2020	$15,919	$15,162	$11,952
3/31/2020	$14,156	$13,108	$11,881
4/30/2020	$15,699	$14,562	$12,093
5/31/2020	$16,991	$15,546	$12,149
6/30/2020	$17,992	$16,275	$12,225
7/31/2020	$19,435	$17,455	$12,408
8/31/2020	$21,290	$18,950	$12,308
9/30/2020	$20,904	$18,541	$12,301
10/31/2020	$20,835	$18,389	$12,246
11/30/2020	$23,543	$20,728	$12,366
12/31/2020	$25,173	$22,189	$12,383
1/31/2021	$25,956	$22,863	$12,295
2/28/2021	$26,859	$23,566	$12,117
3/31/2021	$25,549	$22,825	$11,966
4/30/2021	$25,961	$23,414	$12,060
5/31/2021	$25,310	$23,020	$12,100
6/30/2021	$25,466	$23,720	$12,185
7/31/2021	$25,386	$23,568	$12,321
8/31/2021	$25,811	$24,005	$12,297
9/30/2021	$25,496	$23,604	$12,191
10/31/2021	$26,335	$24,449	$12,188
11/30/2021	$25,616	$23,581	$12,224
12/31/2021	$25,420	$23,597	$12,192
1/31/2022	$23,311	$22,051	$11,930
2/28/2022	$23,138	$22,057	$11,797
3/31/2022	$23,459	$22,321	$11,469
4/30/2022	$21,440	$20,737	$11,034
5/31/2022	$20,667	$20,067	$11,105
6/30/2022	$19,669	$18,827	$10,931
7/31/2022	$20,776	$19,903	$11,198
8/31/2022	$20,903	$20,087	$10,881
9/30/2022	$19,606	$18,893	$10,411
10/31/2022	$19,844	$19,510	$10,276
11/30/2022	$20,099	$19,821	$10,654
12/31/2022	$19,470	$19,201	$10,606
1/31/2023	$20,179	$20,318	$10,932
2/28/2023	$19,873	$20,056	$10,650
3/31/2023	$19,879	$19,927	$10,920
4/30/2023	$19,571	$19,655	$10,987
5/31/2023	$19,603	$19,830	$10,867
6/30/2023	$20,260	$20,865	$10,828
7/31/2023	$20,423	$21,437	$10,821
8/31/2023	$19,885	$20,885	$10,751
9/30/2023	$19,693	$20,345	$10,478
10/31/2023	$18,746	$19,451	$10,313
11/30/2023	$19,889	$20,466	$10,780
12/31/2023	$20,825	$21,708	$11,193
1/31/2024	$20,907	$21,458	$11,162
2/29/2024	$21,236	$21,717	$11,004
3/31/2024	$21,792	$22,223	$11,106
4/30/2024	$21,264	$21,454	$10,825
5/31/2024	$21,709	$21,978	$11,009
6/30/2024	$21,865	$22,185	$11,113
7/31/2024	$21,981	$22,615	$11,373
8/31/2024	$22,312	$22,914	$11,536
9/30/2024	$22,797	$23,361	$11,690
10/31/2024	$22,780	$23,560	$11,401
11/30/2024	$24,593	$25,157	$11,521
12/31/2024	$23,671	$24,162	$11,332
1/31/2025	$24,610	$24,809	$11,393
2/28/2025	$24,073	$24,316	$11,643
3/31/2025	$23,325	$23,653	$11,648
4/30/2025	$23,779	$23,977	$11,693
5/31/2025	$24,671	$24,761	$11,610
6/30/2025	$26,074	$25,766	$11,788
7/31/2025	$26,530	$26,486	$11,757
8/31/2025	$27,020	$26,950	$11,898
9/30/2025	$28,021	$27,990	$12,028
10/31/2025	$29,513	$28,868	$12,103
11/30/2025	$29,022	$28,668	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	18.01%	4.27%	11.24%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 649,683,819
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,147,526
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156618
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R5
Trading Symbol	LCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.28%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,766	$9,799	$9,968
1/31/2016	$9,136	$9,195	$10,105
2/29/2016	$9,136	$9,219	$10,177
3/31/2016	$9,621	$9,646	$10,270
4/30/2016	$9,740	$9,787	$10,309
5/31/2016	$9,887	$9,954	$10,312
6/30/2016	$9,950	$9,997	$10,497
7/31/2016	$10,468	$10,451	$10,564
8/31/2016	$10,561	$10,481	$10,552
9/30/2016	$10,733	$10,599	$10,545
10/31/2016	$10,492	$10,423	$10,465
11/30/2016	$10,882	$10,661	$10,217
12/31/2016	$11,000	$10,821	$10,232
1/31/2017	$11,398	$11,110	$10,252
2/28/2017	$11,588	$11,322	$10,321
3/31/2017	$11,722	$11,394	$10,315
4/30/2017	$11,817	$11,521	$10,395
5/31/2017	$11,941	$11,601	$10,475
6/30/2017	$12,039	$11,675	$10,464
7/31/2017	$12,279	$11,911	$10,509
8/31/2017	$12,355	$11,954	$10,603
9/30/2017	$12,533	$12,115	$10,553
10/31/2017	$12,803	$12,313	$10,559
11/30/2017	$12,860	$12,328	$10,546
12/31/2017	$12,856	$12,304	$10,594
1/31/2018	$13,255	$12,685	$10,472
2/28/2018	$13,002	$12,541	$10,373
3/31/2018	$13,013	$12,599	$10,439
4/30/2018	$12,964	$12,573	$10,362
5/31/2018	$13,404	$13,019	$10,435
6/30/2018	$13,356	$13,074	$10,423
7/31/2018	$13,316	$13,158	$10,425
8/31/2018	$13,963	$13,621	$10,492
9/30/2018	$14,034	$13,588	$10,425
10/31/2018	$12,933	$12,765	$10,342
11/30/2018	$13,002	$12,928	$10,404
12/31/2018	$12,416	$12,322	$10,595
1/31/2019	$13,274	$13,180	$10,708
2/28/2019	$13,776	$13,587	$10,701
3/31/2019	$13,828	$13,586	$10,907
4/30/2019	$14,227	$13,951	$10,910
5/31/2019	$13,765	$13,494	$11,103
6/30/2019	$14,481	$14,110	$11,243
7/31/2019	$14,756	$14,350	$11,268
8/31/2019	$14,745	$14,173	$11,560
9/30/2019	$14,440	$14,132	$11,498
10/31/2019	$14,673	$14,355	$11,533
11/30/2019	$15,087	$14,807	$11,527
12/31/2019	$15,525	$15,175	$11,519
1/31/2020	$16,144	$15,602	$11,740
2/29/2020	$16,098	$15,162	$11,952
3/31/2020	$14,318	$13,108	$11,881
4/30/2020	$15,870	$14,562	$12,093
5/31/2020	$17,191	$15,546	$12,149
6/30/2020	$18,197	$16,275	$12,225
7/31/2020	$19,659	$17,455	$12,408
8/31/2020	$21,548	$18,950	$12,308
9/30/2020	$21,160	$18,541	$12,301
10/31/2020	$21,091	$18,389	$12,246
11/30/2020	$23,838	$20,728	$12,366
12/31/2020	$25,499	$22,189	$12,383
1/31/2021	$26,300	$22,863	$12,295
2/28/2021	$27,220	$23,566	$12,117
3/31/2021	$25,893	$22,825	$11,966
4/30/2021	$26,320	$23,414	$12,060
5/31/2021	$25,652	$23,020	$12,100
6/30/2021	$25,824	$23,720	$12,185
7/31/2021	$25,744	$23,568	$12,321
8/31/2021	$26,185	$24,005	$12,297
9/30/2021	$25,869	$23,604	$12,191
10/31/2021	$26,727	$24,449	$12,188
11/30/2021	$26,003	$23,581	$12,224
12/31/2021	$25,803	$23,597	$12,192
1/31/2022	$23,665	$22,051	$11,930
2/28/2022	$23,506	$22,057	$11,797
3/31/2022	$23,844	$22,321	$11,469
4/30/2022	$21,795	$20,737	$11,034
5/31/2022	$21,017	$20,067	$11,105
6/30/2022	$19,993	$18,827	$10,931
7/31/2022	$21,125	$19,903	$11,198
8/31/2022	$21,269	$20,087	$10,881
9/30/2022	$19,946	$18,893	$10,411
10/31/2022	$20,202	$19,510	$10,276
11/30/2022	$20,459	$19,821	$10,654
12/31/2022	$19,822	$19,201	$10,606
1/31/2023	$20,537	$20,318	$10,932
2/28/2023	$20,228	$20,056	$10,650
3/31/2023	$20,232	$19,927	$10,920
4/30/2023	$19,921	$19,655	$10,987
5/31/2023	$19,970	$19,830	$10,867
6/30/2023	$20,645	$20,865	$10,828
7/31/2023	$20,810	$21,437	$10,821
8/31/2023	$20,283	$20,885	$10,751
9/30/2023	$20,068	$20,345	$10,478
10/31/2023	$19,127	$19,451	$10,313
11/30/2023	$20,283	$20,466	$10,780
12/31/2023	$21,257	$21,708	$11,193
1/31/2024	$21,340	$21,458	$11,162
2/29/2024	$21,673	$21,717	$11,004
3/31/2024	$22,251	$22,223	$11,106
4/30/2024	$21,717	$21,454	$10,825
5/31/2024	$22,167	$21,978	$11,009
6/30/2024	$22,322	$22,185	$11,113
7/31/2024	$22,456	$22,615	$11,373
8/31/2024	$22,808	$22,914	$11,536
9/30/2024	$23,296	$23,361	$11,690
10/31/2024	$23,296	$23,560	$11,401
11/30/2024	$25,149	$25,157	$11,521
12/31/2024	$24,214	$24,162	$11,332
1/31/2025	$25,167	$24,809	$11,393
2/28/2025	$24,640	$24,316	$11,643
3/31/2025	$23,864	$23,653	$11,648
4/30/2025	$24,325	$23,977	$11,693
5/31/2025	$25,247	$24,761	$11,610
6/30/2025	$26,703	$25,766	$11,788
7/31/2025	$27,165	$26,486	$11,757
8/31/2025	$27,679	$26,950	$11,898
9/30/2025	$28,713	$27,990	$12,028
10/31/2025	$30,245	$28,868	$12,103
11/30/2025	$29,745	$28,668	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	18.28%	4.53%	11.52%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 649,683,819
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,147,526
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156619
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R6
Trading Symbol	LCFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.43%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,766	$9,799	$9,968
1/31/2016	$9,136	$9,195	$10,105
2/29/2016	$9,136	$9,219	$10,177
3/31/2016	$9,621	$9,646	$10,270
4/30/2016	$9,740	$9,787	$10,309
5/31/2016	$9,887	$9,954	$10,312
6/30/2016	$9,950	$9,997	$10,497
7/31/2016	$10,478	$10,451	$10,564
8/31/2016	$10,561	$10,481	$10,552
9/30/2016	$10,743	$10,599	$10,545
10/31/2016	$10,492	$10,423	$10,465
11/30/2016	$10,892	$10,661	$10,217
12/31/2016	$11,010	$10,821	$10,232
1/31/2017	$11,398	$11,110	$10,252
2/28/2017	$11,597	$11,322	$10,321
3/31/2017	$11,732	$11,394	$10,315
4/30/2017	$11,827	$11,521	$10,395
5/31/2017	$11,951	$11,601	$10,475
6/30/2017	$12,049	$11,675	$10,464
7/31/2017	$12,289	$11,911	$10,509
8/31/2017	$12,365	$11,954	$10,603
9/30/2017	$12,543	$12,115	$10,553
10/31/2017	$12,813	$12,313	$10,559
11/30/2017	$12,870	$12,328	$10,546
12/31/2017	$12,866	$12,304	$10,594
1/31/2018	$13,266	$12,685	$10,472
2/28/2018	$13,012	$12,541	$10,373
3/31/2018	$13,033	$12,599	$10,439
4/30/2018	$12,984	$12,573	$10,362
5/31/2018	$13,424	$13,019	$10,435
6/30/2018	$13,368	$13,074	$10,423
7/31/2018	$13,329	$13,158	$10,425
8/31/2018	$13,976	$13,621	$10,492
9/30/2018	$14,047	$13,588	$10,425
10/31/2018	$12,946	$12,765	$10,342
11/30/2018	$13,025	$12,928	$10,404
12/31/2018	$12,438	$12,322	$10,595
1/31/2019	$13,296	$13,180	$10,708
2/28/2019	$13,788	$13,587	$10,701
3/31/2019	$13,851	$13,586	$10,907
4/30/2019	$14,250	$13,951	$10,910
5/31/2019	$13,787	$13,494	$11,103
6/30/2019	$14,504	$14,110	$11,243
7/31/2019	$14,778	$14,350	$11,268
8/31/2019	$14,778	$14,173	$11,560
9/30/2019	$14,463	$14,132	$11,498
10/31/2019	$14,696	$14,355	$11,533
11/30/2019	$15,110	$14,807	$11,527
12/31/2019	$15,549	$15,175	$11,519
1/31/2020	$16,167	$15,602	$11,740
2/29/2020	$16,122	$15,162	$11,952
3/31/2020	$14,342	$13,108	$11,881
4/30/2020	$15,904	$14,562	$12,093
5/31/2020	$17,215	$15,546	$12,149
6/30/2020	$18,232	$16,275	$12,225
7/31/2020	$19,695	$17,455	$12,408
8/31/2020	$21,584	$18,950	$12,308
9/30/2020	$21,207	$18,541	$12,301
10/31/2020	$21,138	$18,389	$12,246
11/30/2020	$23,886	$20,728	$12,366
12/31/2020	$25,558	$22,189	$12,383
1/31/2021	$26,359	$22,863	$12,295
2/28/2021	$27,279	$23,566	$12,117
3/31/2021	$25,952	$22,825	$11,966
4/30/2021	$26,380	$23,414	$12,060
5/31/2021	$25,712	$23,020	$12,100
6/30/2021	$25,884	$23,720	$12,185
7/31/2021	$25,803	$23,568	$12,321
8/31/2021	$26,245	$24,005	$12,297
9/30/2021	$25,930	$23,604	$12,191
10/31/2021	$26,801	$24,449	$12,188
11/30/2021	$26,064	$23,581	$12,224
12/31/2021	$25,877	$23,597	$12,192
1/31/2022	$23,740	$22,051	$11,930
2/28/2022	$23,566	$22,057	$11,797
3/31/2022	$23,905	$22,321	$11,469
4/30/2022	$21,857	$20,737	$11,034
5/31/2022	$21,079	$20,067	$11,105
6/30/2022	$20,057	$18,827	$10,931
7/31/2022	$21,188	$19,903	$11,198
8/31/2022	$21,332	$20,087	$10,881
9/30/2022	$20,010	$18,893	$10,411
10/31/2022	$20,266	$19,510	$10,276
11/30/2022	$20,522	$19,821	$10,654
12/31/2022	$19,886	$19,201	$10,606
1/31/2023	$20,617	$20,318	$10,932
2/28/2023	$20,308	$20,056	$10,650
3/31/2023	$20,312	$19,927	$10,920
4/30/2023	$20,002	$19,655	$10,987
5/31/2023	$20,051	$19,830	$10,867
6/30/2023	$20,742	$20,865	$10,828
7/31/2023	$20,890	$21,437	$10,821
8/31/2023	$20,364	$20,885	$10,751
9/30/2023	$20,149	$20,345	$10,478
10/31/2023	$19,209	$19,451	$10,313
11/30/2023	$20,380	$20,466	$10,780
12/31/2023	$21,354	$21,708	$11,193
1/31/2024	$21,437	$21,458	$11,162
2/29/2024	$21,785	$21,717	$11,004
3/31/2024	$22,346	$22,223	$11,106
4/30/2024	$21,830	$21,454	$10,825
5/31/2024	$22,279	$21,978	$11,009
6/30/2024	$22,434	$22,185	$11,113
7/31/2024	$22,568	$22,615	$11,373
8/31/2024	$22,919	$22,914	$11,536
9/30/2024	$23,424	$23,361	$11,690
10/31/2024	$23,407	$23,560	$11,401
11/30/2024	$25,275	$25,157	$11,521
12/31/2024	$24,341	$24,162	$11,332
1/31/2025	$25,309	$24,809	$11,393
2/28/2025	$24,766	$24,316	$11,643
3/31/2025	$23,991	$23,653	$11,648
4/30/2025	$24,469	$23,977	$11,693
5/31/2025	$25,390	$24,761	$11,610
6/30/2025	$26,844	$25,766	$11,788
7/31/2025	$27,323	$26,486	$11,757
8/31/2025	$27,836	$26,950	$11,898
9/30/2025	$28,886	$27,990	$12,028
10/31/2025	$30,433	$28,868	$12,103
11/30/2025	$29,934	$28,668	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	18.43%	4.62%	11.59%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 649,683,819
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,147,526
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019980
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class A
Trading Symbol	LCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.70%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,775	$10,000
12/31/2015	$9,716	$9,968
1/31/2016	$9,818	$10,105
2/29/2016	$9,855	$10,177
3/31/2016	$9,974	$10,270
4/30/2016	$10,030	$10,309
5/31/2016	$10,029	$10,312
6/30/2016	$10,211	$10,497
7/31/2016	$10,293	$10,564
8/31/2016	$10,285	$10,552
9/30/2016	$10,287	$10,545
10/31/2016	$10,217	$10,465
11/30/2016	$9,970	$10,217
12/31/2016	$9,980	$10,232
1/31/2017	$10,008	$10,252
2/28/2017	$10,073	$10,321
3/31/2017	$10,065	$10,315
4/30/2017	$10,140	$10,395
5/31/2017	$10,206	$10,475
6/30/2017	$10,198	$10,464
7/31/2017	$10,245	$10,509
8/31/2017	$10,330	$10,603
9/30/2017	$10,274	$10,553
10/31/2017	$10,284	$10,559
11/30/2017	$10,266	$10,546
12/31/2017	$10,304	$10,594
1/31/2018	$10,192	$10,472
2/28/2018	$10,108	$10,373
3/31/2018	$10,161	$10,439
4/30/2018	$10,082	$10,362
5/31/2018	$10,128	$10,435
6/30/2018	$10,127	$10,423
7/31/2018	$10,135	$10,425
8/31/2018	$10,191	$10,492
9/30/2018	$10,130	$10,425
10/31/2018	$10,051	$10,342
11/30/2018	$10,097	$10,404
12/31/2018	$10,260	$10,595
1/31/2019	$10,363	$10,708
2/28/2019	$10,356	$10,701
3/31/2019	$10,551	$10,907
4/30/2019	$10,557	$10,910
5/31/2019	$10,731	$11,103
6/30/2019	$10,856	$11,243
7/31/2019	$10,888	$11,268
8/31/2019	$11,145	$11,560
9/30/2019	$11,077	$11,498
10/31/2019	$11,096	$11,533
11/30/2019	$11,085	$11,527
12/31/2019	$11,064	$11,519
1/31/2020	$11,303	$11,740
2/29/2020	$11,493	$11,952
3/31/2020	$11,244	$11,881
4/30/2020	$11,438	$12,093
5/31/2020	$11,519	$12,149
6/30/2020	$11,651	$12,225
7/31/2020	$11,893	$12,408
8/31/2020	$11,810	$12,308
9/30/2020	$11,806	$12,301
10/31/2020	$11,759	$12,246
11/30/2020	$11,905	$12,366
12/31/2020	$11,941	$12,383
1/31/2021	$11,900	$12,295
2/28/2021	$11,753	$12,117
3/31/2021	$11,617	$11,966
4/30/2021	$11,713	$12,060
5/31/2021	$11,748	$12,100
6/30/2021	$11,847	$12,185
7/31/2021	$11,955	$12,321
8/31/2021	$11,936	$12,297
9/30/2021	$11,843	$12,191
10/31/2021	$11,835	$12,188
11/30/2021	$11,869	$12,224
12/31/2021	$11,835	$12,192
1/31/2022	$11,614	$11,930
2/28/2022	$11,490	$11,797
3/31/2022	$11,144	$11,469
4/30/2022	$10,766	$11,034
5/31/2022	$10,767	$11,105
6/30/2022	$10,564	$10,931
7/31/2022	$10,798	$11,198
8/31/2022	$10,525	$10,881
9/30/2022	$10,054	$10,411
10/31/2022	$9,922	$10,276
11/30/2022	$10,262	$10,654
12/31/2022	$10,220	$10,606
1/31/2023	$10,552	$10,932
2/28/2023	$10,298	$10,650
3/31/2023	$10,525	$10,920
4/30/2023	$10,584	$10,987
5/31/2023	$10,454	$10,867
6/30/2023	$10,436	$10,828
7/31/2023	$10,440	$10,821
8/31/2023	$10,376	$10,751
9/30/2023	$10,132	$10,478
10/31/2023	$9,978	$10,313
11/30/2023	$10,418	$10,780
12/31/2023	$10,793	$11,193
1/31/2024	$10,788	$11,162
2/29/2024	$10,642	$11,004
3/31/2024	$10,741	$11,106
4/30/2024	$10,490	$10,825
5/31/2024	$10,672	$11,009
6/30/2024	$10,771	$11,113
7/31/2024	$11,013	$11,373
8/31/2024	$11,172	$11,536
9/30/2024	$11,319	$11,690
10/31/2024	$11,049	$11,401
11/30/2024	$11,173	$11,521
12/31/2024	$11,010	$11,332
1/31/2025	$11,075	$11,393
2/28/2025	$11,310	$11,643
3/31/2025	$11,305	$11,648
4/30/2025	$11,335	$11,693
5/31/2025	$11,255	$11,610
6/30/2025	$11,432	$11,788
7/31/2025	$11,402	$11,757
8/31/2025	$11,544	$11,898
9/30/2025	$11,674	$12,028
10/31/2025	$11,742	$12,103
11/30/2025	$11,809	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	5.70%	(0.16%)	1.91%
Class A with sales charge	3.37%	(0.62%)	1.68%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,042,839,169
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,770,588
InvestmentCompanyPortfolioTurnover	453.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019982
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class C
Trading Symbol	LCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.11%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,934	$9,968
1/31/2016	$10,033	$10,105
2/29/2016	$10,066	$10,177
3/31/2016	$10,183	$10,270
4/30/2016	$10,235	$10,309
5/31/2016	$10,228	$10,312
6/30/2016	$10,410	$10,497
7/31/2016	$10,488	$10,564
8/31/2016	$10,474	$10,552
9/30/2016	$10,471	$10,545
10/31/2016	$10,394	$10,465
11/30/2016	$10,136	$10,217
12/31/2016	$10,141	$10,232
1/31/2017	$10,173	$10,252
2/28/2017	$10,225	$10,321
3/31/2017	$10,212	$10,315
4/30/2017	$10,283	$10,395
5/31/2017	$10,344	$10,475
6/30/2017	$10,330	$10,464
7/31/2017	$10,373	$10,509
8/31/2017	$10,454	$10,603
9/30/2017	$10,392	$10,553
10/31/2017	$10,396	$10,559
11/30/2017	$10,372	$10,546
12/31/2017	$10,406	$10,594
1/31/2018	$10,296	$10,472
2/28/2018	$10,197	$10,373
3/31/2018	$10,245	$10,439
4/30/2018	$10,160	$10,362
5/31/2018	$10,210	$10,435
6/30/2018	$10,194	$10,423
7/31/2018	$10,196	$10,425
8/31/2018	$10,247	$10,492
9/30/2018	$10,191	$10,425
10/31/2018	$10,095	$10,342
11/30/2018	$10,147	$10,404
12/31/2018	$10,296	$10,595
1/31/2019	$10,394	$10,708
2/28/2019	$10,382	$10,701
3/31/2019	$10,573	$10,907
4/30/2019	$10,573	$10,910
5/31/2019	$10,743	$11,103
6/30/2019	$10,863	$11,243
7/31/2019	$10,890	$11,268
8/31/2019	$11,142	$11,560
9/30/2019	$11,068	$11,498
10/31/2019	$11,082	$11,533
11/30/2019	$11,065	$11,527
12/31/2019	$11,038	$11,519
1/31/2020	$11,271	$11,740
2/29/2020	$11,456	$11,952
3/31/2020	$11,201	$11,881
4/30/2020	$11,389	$12,093
5/31/2020	$11,464	$12,149
6/30/2020	$11,590	$12,225
7/31/2020	$11,825	$12,408
8/31/2020	$11,736	$12,308
9/30/2020	$11,726	$12,301
10/31/2020	$11,672	$12,246
11/30/2020	$11,802	$12,366
12/31/2020	$11,841	$12,383
1/31/2021	$11,794	$12,295
2/28/2021	$11,641	$12,117
3/31/2021	$11,499	$11,966
4/30/2021	$11,589	$12,060
5/31/2021	$11,617	$12,100
6/30/2021	$11,698	$12,185
7/31/2021	$11,810	$12,321
8/31/2021	$11,785	$12,297
9/30/2021	$11,687	$12,191
10/31/2021	$11,672	$12,188
11/30/2021	$11,689	$12,224
12/31/2021	$11,660	$12,192
1/31/2022	$11,435	$11,930
2/28/2022	$11,307	$11,797
3/31/2022	$10,969	$11,469
4/30/2022	$10,590	$11,034
5/31/2022	$10,575	$11,105
6/30/2022	$10,381	$10,931
7/31/2022	$10,605	$11,198
8/31/2022	$10,330	$10,881
9/30/2022	$9,861	$10,411
10/31/2022	$9,726	$10,276
11/30/2022	$10,056	$10,654
12/31/2022	$9,998	$10,606
1/31/2023	$10,319	$10,932
2/28/2023	$10,065	$10,650
3/31/2023	$10,293	$10,920
4/30/2023	$10,346	$10,987
5/31/2023	$10,213	$10,867
6/30/2023	$10,178	$10,828
7/31/2023	$10,188	$10,821
8/31/2023	$10,120	$10,751
9/30/2023	$9,875	$10,478
10/31/2023	$9,719	$10,313
11/30/2023	$10,145	$10,780
12/31/2023	$10,506	$11,193
1/31/2024	$10,495	$11,162
2/29/2024	$10,348	$11,004
3/31/2024	$10,439	$11,106
4/30/2024	$10,189	$10,825
5/31/2024	$10,348	$11,009
6/30/2024	$10,440	$11,113
7/31/2024	$10,670	$11,373
8/31/2024	$10,831	$11,536
9/30/2024	$10,968	$11,690
10/31/2024	$10,699	$11,401
11/30/2024	$10,802	$11,521
12/31/2024	$10,637	$11,332
1/31/2025	$10,706	$11,393
2/28/2025	$10,929	$11,643
3/31/2025	$10,917	$11,648
4/30/2025	$10,940	$11,693
5/31/2025	$10,857	$11,610
6/30/2025	$11,022	$11,788
7/31/2025	$10,986	$11,757
8/31/2025	$11,117	$11,898
9/30/2025	$11,224	$12,028
10/31/2025	$11,295	$12,103
11/30/2025	$11,354	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	5.11%	(0.77%)	1.28%
Class C with sales charge	4.11%	(0.77%)	1.28%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,042,839,169
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,770,588
InvestmentCompanyPortfolioTurnover	453.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054885
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class F
Trading Symbol	LCRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.80%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,941	$9,968
1/31/2016	$10,045	$10,105
2/29/2016	$10,084	$10,177
3/31/2016	$10,207	$10,270
4/30/2016	$10,265	$10,309
5/31/2016	$10,265	$10,312
6/30/2016	$10,452	$10,497
7/31/2016	$10,537	$10,564
8/31/2016	$10,529	$10,552
9/30/2016	$10,533	$10,545
10/31/2016	$10,461	$10,465
11/30/2016	$10,209	$10,217
12/31/2016	$10,220	$10,232
1/31/2017	$10,250	$10,252
2/28/2017	$10,317	$10,321
3/31/2017	$10,310	$10,315
4/30/2017	$10,387	$10,395
5/31/2017	$10,456	$10,475
6/30/2017	$10,448	$10,464
7/31/2017	$10,498	$10,509
8/31/2017	$10,576	$10,603
9/30/2017	$10,529	$10,553
10/31/2017	$10,530	$10,559
11/30/2017	$10,523	$10,546
12/31/2017	$10,564	$10,594
1/31/2018	$10,449	$10,472
2/28/2018	$10,354	$10,373
3/31/2018	$10,410	$10,439
4/30/2018	$10,339	$10,362
5/31/2018	$10,387	$10,435
6/30/2018	$10,377	$10,423
7/31/2018	$10,386	$10,425
8/31/2018	$10,454	$10,492
9/30/2018	$10,392	$10,425
10/31/2018	$10,312	$10,342
11/30/2018	$10,360	$10,404
12/31/2018	$10,529	$10,595
1/31/2019	$10,634	$10,708
2/28/2019	$10,628	$10,701
3/31/2019	$10,819	$10,907
4/30/2019	$10,836	$10,910
5/31/2019	$11,016	$11,103
6/30/2019	$11,144	$11,243
7/31/2019	$11,168	$11,268
8/31/2019	$11,444	$11,560
9/30/2019	$11,375	$11,498
10/31/2019	$11,385	$11,533
11/30/2019	$11,385	$11,527
12/31/2019	$11,354	$11,519
1/31/2020	$11,600	$11,740
2/29/2020	$11,806	$11,952
3/31/2020	$11,551	$11,881
4/30/2020	$11,751	$12,093
5/31/2020	$11,836	$12,149
6/30/2020	$11,972	$12,225
7/31/2020	$12,222	$12,408
8/31/2020	$12,137	$12,308
9/30/2020	$12,134	$12,301
10/31/2020	$12,087	$12,246
11/30/2020	$12,228	$12,366
12/31/2020	$12,276	$12,383
1/31/2021	$12,235	$12,295
2/28/2021	$12,085	$12,117
3/31/2021	$11,945	$11,966
4/30/2021	$12,045	$12,060
5/31/2021	$12,071	$12,100
6/30/2021	$12,174	$12,185
7/31/2021	$12,297	$12,321
8/31/2021	$12,279	$12,297
9/30/2021	$12,173	$12,191
10/31/2021	$12,177	$12,188
11/30/2021	$12,202	$12,224
12/31/2021	$12,180	$12,192
1/31/2022	$11,953	$11,930
2/28/2022	$11,826	$11,797
3/31/2022	$11,471	$11,469
4/30/2022	$11,083	$11,034
5/31/2022	$11,085	$11,105
6/30/2022	$10,877	$10,931
7/31/2022	$11,118	$11,198
8/31/2022	$10,838	$10,881
9/30/2022	$10,354	$10,411
10/31/2022	$10,220	$10,276
11/30/2022	$10,570	$10,654
12/31/2022	$10,517	$10,606
1/31/2023	$10,870	$10,932
2/28/2023	$10,599	$10,650
3/31/2023	$10,844	$10,920
4/30/2023	$10,907	$10,987
5/31/2023	$10,774	$10,867
6/30/2023	$10,755	$10,828
7/31/2023	$10,760	$10,821
8/31/2023	$10,696	$10,751
9/30/2023	$10,445	$10,478
10/31/2023	$10,287	$10,313
11/30/2023	$10,741	$10,780
12/31/2023	$11,129	$11,193
1/31/2024	$11,125	$11,162
2/29/2024	$10,975	$11,004
3/31/2024	$11,078	$11,106
4/30/2024	$10,821	$10,825
5/31/2024	$11,008	$11,009
6/30/2024	$11,112	$11,113
7/31/2024	$11,362	$11,373
8/31/2024	$11,528	$11,536
9/30/2024	$11,680	$11,690
10/31/2024	$11,403	$11,401
11/30/2024	$11,531	$11,521
12/31/2024	$11,351	$11,332
1/31/2025	$11,432	$11,393
2/28/2025	$11,676	$11,643
3/31/2025	$11,671	$11,648
4/30/2025	$11,703	$11,693
5/31/2025	$11,622	$11,610
6/30/2025	$11,806	$11,788
7/31/2025	$11,789	$11,757
8/31/2025	$11,924	$11,898
9/30/2025	$12,058	$12,028
10/31/2025	$12,130	$12,103
11/30/2025	$12,200	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	5.80%	(0.04%)	2.01%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,042,839,169
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,770,588
InvestmentCompanyPortfolioTurnover	453.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188234
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class F3
Trading Symbol	LCROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.98%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000
4/30/2017	$10,055	$10,051
5/31/2017	$10,123	$10,128
6/30/2017	$10,117	$10,118
7/31/2017	$10,167	$10,162
8/31/2017	$10,255	$10,253
9/30/2017	$10,201	$10,204
10/31/2017	$10,204	$10,210
11/30/2017	$10,199	$10,197
12/31/2017	$10,240	$10,244
1/31/2018	$10,131	$10,126
2/28/2018	$10,051	$10,030
3/31/2018	$10,106	$10,094
4/30/2018	$10,030	$10,019
5/31/2018	$10,077	$10,091
6/30/2018	$10,078	$10,078
7/31/2018	$10,088	$10,080
8/31/2018	$10,146	$10,145
9/30/2018	$10,088	$10,080
10/31/2018	$10,010	$10,000
11/30/2018	$10,058	$10,060
12/31/2018	$10,223	$10,245
1/31/2019	$10,328	$10,354
2/28/2019	$10,324	$10,348
3/31/2019	$10,520	$10,546
4/30/2019	$10,529	$10,549
5/31/2019	$10,705	$10,736
6/30/2019	$10,832	$10,871
7/31/2019	$10,857	$10,895
8/31/2019	$11,126	$11,177
9/30/2019	$11,060	$11,118
10/31/2019	$11,082	$11,151
11/30/2019	$11,073	$11,146
12/31/2019	$11,055	$11,138
1/31/2020	$11,296	$11,352
2/29/2020	$11,488	$11,557
3/31/2020	$11,242	$11,489
4/30/2020	$11,438	$11,693
5/31/2020	$11,522	$11,747
6/30/2020	$11,657	$11,821
7/31/2020	$11,902	$11,998
8/31/2020	$11,821	$11,901
9/30/2020	$11,820	$11,894
10/31/2020	$11,775	$11,841
11/30/2020	$11,925	$11,958
12/31/2020	$11,963	$11,974
1/31/2021	$11,925	$11,888
2/28/2021	$11,780	$11,716
3/31/2021	$11,646	$11,570
4/30/2021	$11,745	$11,662
5/31/2021	$11,782	$11,700
6/30/2021	$11,874	$11,782
7/31/2021	$11,996	$11,914
8/31/2021	$11,980	$11,891
9/30/2021	$11,889	$11,788
10/31/2021	$11,884	$11,785
11/30/2021	$11,910	$11,820
12/31/2021	$11,890	$11,789
1/31/2022	$11,671	$11,535
2/28/2022	$11,548	$11,407
3/31/2022	$11,203	$11,090
4/30/2022	$10,826	$10,669
5/31/2022	$10,829	$10,738
6/30/2022	$10,628	$10,569
7/31/2022	$10,865	$10,828
8/31/2022	$10,593	$10,522
9/30/2022	$10,121	$10,067
10/31/2022	$9,991	$9,937
11/30/2022	$10,335	$10,302
12/31/2022	$10,295	$10,256
1/31/2023	$10,631	$10,571
2/28/2023	$10,366	$10,298
3/31/2023	$10,608	$10,559
4/30/2023	$10,670	$10,623
5/31/2023	$10,541	$10,508
6/30/2023	$10,525	$10,470
7/31/2023	$10,531	$10,463
8/31/2023	$10,470	$10,396
9/30/2023	$10,225	$10,132
10/31/2023	$10,072	$9,972
11/30/2023	$10,519	$10,424
12/31/2023	$10,900	$10,823
1/31/2024	$10,897	$10,793
2/29/2024	$10,752	$10,640
3/31/2024	$10,854	$10,739
4/30/2024	$10,603	$10,467
5/31/2024	$10,789	$10,645
6/30/2024	$10,892	$10,746
7/31/2024	$11,139	$10,997
8/31/2024	$11,303	$11,155
9/30/2024	$11,454	$11,304
10/31/2024	$11,183	$11,024
11/30/2024	$11,311	$11,140
12/31/2024	$11,148	$10,958
1/31/2025	$11,217	$11,016
2/28/2025	$11,457	$11,258
3/31/2025	$11,455	$11,263
4/30/2025	$11,488	$11,307
5/31/2025	$11,410	$11,226
6/30/2025	$11,592	$11,399
7/31/2025	$11,564	$11,368
8/31/2025	$11,711	$11,504
9/30/2025	$11,845	$11,630
10/31/2025	$11,916	$11,703
11/30/2025	$11,988	$11,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	5.98%	0.11%	2.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,042,839,169
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,770,588
InvestmentCompanyPortfolioTurnover	453.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019984
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class I
Trading Symbol	LCRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.06%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,942	$9,968
1/31/2016	$10,047	$10,105
2/29/2016	$10,087	$10,177
3/31/2016	$10,211	$10,270
4/30/2016	$10,269	$10,309
5/31/2016	$10,270	$10,312
6/30/2016	$10,458	$10,497
7/31/2016	$10,544	$10,564
8/31/2016	$10,537	$10,552
9/30/2016	$10,542	$10,545
10/31/2016	$10,472	$10,465
11/30/2016	$10,220	$10,217
12/31/2016	$10,232	$10,232
1/31/2017	$10,262	$10,252
2/28/2017	$10,331	$10,321
3/31/2017	$10,324	$10,315
4/30/2017	$10,403	$10,395
5/31/2017	$10,462	$10,475
6/30/2017	$10,465	$10,464
7/31/2017	$10,506	$10,509
8/31/2017	$10,596	$10,603
9/30/2017	$10,549	$10,553
10/31/2017	$10,551	$10,559
11/30/2017	$10,534	$10,546
12/31/2017	$10,585	$10,594
1/31/2018	$10,472	$10,472
2/28/2018	$10,378	$10,373
3/31/2018	$10,434	$10,439
4/30/2018	$10,364	$10,362
5/31/2018	$10,413	$10,435
6/30/2018	$10,405	$10,423
7/31/2018	$10,415	$10,425
8/31/2018	$10,475	$10,492
9/30/2018	$10,424	$10,425
10/31/2018	$10,345	$10,342
11/30/2018	$10,394	$10,404
12/31/2018	$10,555	$10,595
1/31/2019	$10,672	$10,708
2/28/2019	$10,657	$10,701
3/31/2019	$10,860	$10,907
4/30/2019	$10,868	$10,910
5/31/2019	$11,060	$11,103
6/30/2019	$11,190	$11,243
7/31/2019	$11,216	$11,268
8/31/2019	$11,493	$11,560
9/30/2019	$11,426	$11,498
10/31/2019	$11,437	$11,533
11/30/2019	$11,438	$11,527
12/31/2019	$11,409	$11,519
1/31/2020	$11,658	$11,740
2/29/2020	$11,855	$11,952
3/31/2020	$11,611	$11,881
4/30/2020	$11,813	$12,093
5/31/2020	$11,900	$12,149
6/30/2020	$12,038	$12,225
7/31/2020	$12,280	$12,408
8/31/2020	$12,197	$12,308
9/30/2020	$12,206	$12,301
10/31/2020	$12,159	$12,246
11/30/2020	$12,302	$12,366
12/31/2020	$12,342	$12,383
1/31/2021	$12,302	$12,295
2/28/2021	$12,163	$12,117
3/31/2021	$12,024	$11,966
4/30/2021	$12,115	$12,060
5/31/2021	$12,154	$12,100
6/30/2021	$12,259	$12,185
7/31/2021	$12,384	$12,321
8/31/2021	$12,368	$12,297
9/30/2021	$12,263	$12,191
10/31/2021	$12,257	$12,188
11/30/2021	$12,294	$12,224
12/31/2021	$12,262	$12,192
1/31/2022	$12,046	$11,930
2/28/2022	$11,908	$11,797
3/31/2022	$11,563	$11,469
4/30/2022	$11,173	$11,034
5/31/2022	$11,165	$11,105
6/30/2022	$10,968	$10,931
7/31/2022	$11,213	$11,198
8/31/2022	$10,920	$10,881
9/30/2022	$10,433	$10,411
10/31/2022	$10,299	$10,276
11/30/2022	$10,654	$10,654
12/31/2022	$10,612	$10,606
1/31/2023	$10,959	$10,932
2/28/2023	$10,697	$10,650
3/31/2023	$10,947	$10,920
4/30/2023	$11,011	$10,987
5/31/2023	$10,878	$10,867
6/30/2023	$10,849	$10,828
7/31/2023	$10,855	$10,821
8/31/2023	$10,803	$10,751
9/30/2023	$10,539	$10,478
10/31/2023	$10,380	$10,313
11/30/2023	$10,841	$10,780
12/31/2023	$11,246	$11,193
1/31/2024	$11,231	$11,162
2/29/2024	$11,093	$11,004
3/31/2024	$11,186	$11,106
4/30/2024	$10,939	$10,825
5/31/2024	$11,118	$11,009
6/30/2024	$11,224	$11,113
7/31/2024	$11,479	$11,373
8/31/2024	$11,647	$11,536
9/30/2024	$11,815	$11,690
10/31/2024	$11,523	$11,401
11/30/2024	$11,655	$11,521
12/31/2024	$11,486	$11,332
1/31/2025	$11,557	$11,393
2/28/2025	$11,805	$11,643
3/31/2025	$11,802	$11,648
4/30/2025	$11,836	$11,693
5/31/2025	$11,755	$11,610
6/30/2025	$11,942	$11,788
7/31/2025	$11,926	$11,757
8/31/2025	$12,077	$11,898
9/30/2025	$12,202	$12,028
10/31/2025	$12,275	$12,103
11/30/2025	$12,361	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	6.06%	0.10%	2.14%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,042,839,169
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,770,588
InvestmentCompanyPortfolioTurnover	453.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054886
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R2
Trading Symbol	LCRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.39%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,937	$9,968
1/31/2016	$10,037	$10,105
2/29/2016	$10,072	$10,177
3/31/2016	$10,190	$10,270
4/30/2016	$10,244	$10,309
5/31/2016	$10,240	$10,312
6/30/2016	$10,422	$10,497
7/31/2016	$10,503	$10,564
8/31/2016	$10,500	$10,552
9/30/2016	$10,490	$10,545
10/31/2016	$10,415	$10,465
11/30/2016	$10,159	$10,217
12/31/2016	$10,166	$10,232
1/31/2017	$10,200	$10,252
2/28/2017	$10,264	$10,321
3/31/2017	$10,243	$10,315
4/30/2017	$10,316	$10,395
5/31/2017	$10,379	$10,475
6/30/2017	$10,377	$10,464
7/31/2017	$10,412	$10,509
8/31/2017	$10,495	$10,603
9/30/2017	$10,435	$10,553
10/31/2017	$10,441	$10,559
11/30/2017	$10,419	$10,546
12/31/2017	$10,455	$10,594
1/31/2018	$10,347	$10,472
2/28/2018	$10,249	$10,373
3/31/2018	$10,300	$10,439
4/30/2018	$10,216	$10,362
5/31/2018	$10,269	$10,435
6/30/2018	$10,255	$10,423
7/31/2018	$10,259	$10,425
8/31/2018	$10,312	$10,492
9/30/2018	$10,257	$10,425
10/31/2018	$10,164	$10,342
11/30/2018	$10,207	$10,404
12/31/2018	$10,369	$10,595
1/31/2019	$10,469	$10,708
2/28/2019	$10,459	$10,701
3/31/2019	$10,652	$10,907
4/30/2019	$10,654	$10,910
5/31/2019	$10,827	$11,103
6/30/2019	$10,949	$11,243
7/31/2019	$10,978	$11,268
8/31/2019	$11,234	$11,560
9/30/2019	$11,161	$11,498
10/31/2019	$11,177	$11,533
11/30/2019	$11,162	$11,527
12/31/2019	$11,137	$11,519
1/31/2020	$11,374	$11,740
2/29/2020	$11,561	$11,952
3/31/2020	$11,307	$11,881
4/30/2020	$11,498	$12,093
5/31/2020	$11,587	$12,149
6/30/2020	$11,705	$12,225
7/31/2020	$11,944	$12,408
8/31/2020	$11,856	$12,308
9/30/2020	$11,859	$12,301
10/31/2020	$11,807	$12,246
11/30/2020	$11,940	$12,366
12/31/2020	$11,971	$12,383
1/31/2021	$11,926	$12,295
2/28/2021	$11,786	$12,117
3/31/2021	$11,645	$11,966
4/30/2021	$11,727	$12,060
5/31/2021	$11,758	$12,100
6/30/2021	$11,853	$12,185
7/31/2021	$11,968	$12,321
8/31/2021	$11,935	$12,297
9/30/2021	$11,838	$12,191
10/31/2021	$11,826	$12,188
11/30/2021	$11,856	$12,224
12/31/2021	$11,819	$12,192
1/31/2022	$11,594	$11,930
2/28/2022	$11,467	$11,797
3/31/2022	$11,128	$11,469
4/30/2022	$10,748	$11,034
5/31/2022	$10,734	$11,105
6/30/2022	$10,540	$10,931
7/31/2022	$10,758	$11,198
8/31/2022	$10,482	$10,881
9/30/2022	$10,010	$10,411
10/31/2022	$9,876	$10,276
11/30/2022	$10,211	$10,654
12/31/2022	$10,165	$10,606
1/31/2023	$10,492	$10,932
2/28/2023	$10,236	$10,650
3/31/2023	$10,458	$10,920
4/30/2023	$10,514	$10,987
5/31/2023	$10,381	$10,867
6/30/2023	$10,359	$10,828
7/31/2023	$10,360	$10,821
8/31/2023	$10,305	$10,751
9/30/2023	$10,047	$10,478
10/31/2023	$9,891	$10,313
11/30/2023	$10,324	$10,780
12/31/2023	$10,704	$11,193
1/31/2024	$10,684	$11,162
2/29/2024	$10,548	$11,004
3/31/2024	$10,631	$11,106
4/30/2024	$10,390	$10,825
5/31/2024	$10,555	$11,009
6/30/2024	$10,649	$11,113
7/31/2024	$10,885	$11,373
8/31/2024	$11,039	$11,536
9/30/2024	$11,192	$11,690
10/31/2024	$10,910	$11,401
11/30/2024	$11,028	$11,521
12/31/2024	$10,864	$11,332
1/31/2025	$10,925	$11,393
2/28/2025	$11,153	$11,643
3/31/2025	$11,144	$11,648
4/30/2025	$11,170	$11,693
5/31/2025	$11,088	$11,610
6/30/2025	$11,259	$11,788
7/31/2025	$11,237	$11,757
8/31/2025	$11,361	$11,898
9/30/2025	$11,485	$12,028
10/31/2025	$11,548	$12,103
11/30/2025	$11,623	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.39%	(0.54%)	1.52%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,042,839,169
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,770,588
InvestmentCompanyPortfolioTurnover	453.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054887
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R3
Trading Symbol	LCRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.38%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,938	$9,968
1/31/2016	$10,038	$10,105
2/29/2016	$10,074	$10,177
3/31/2016	$10,194	$10,270
4/30/2016	$10,248	$10,309
5/31/2016	$10,245	$10,312
6/30/2016	$10,428	$10,497
7/31/2016	$10,510	$10,564
8/31/2016	$10,508	$10,552
9/30/2016	$10,498	$10,545
10/31/2016	$10,424	$10,465
11/30/2016	$10,170	$10,217
12/31/2016	$10,177	$10,232
1/31/2017	$10,213	$10,252
2/28/2017	$10,267	$10,321
3/31/2017	$10,257	$10,315
4/30/2017	$10,331	$10,395
5/31/2017	$10,395	$10,475
6/30/2017	$10,394	$10,464
7/31/2017	$10,430	$10,509
8/31/2017	$10,515	$10,603
9/30/2017	$10,455	$10,553
10/31/2017	$10,462	$10,559
11/30/2017	$10,441	$10,546
12/31/2017	$10,478	$10,594
1/31/2018	$10,371	$10,472
2/28/2018	$10,274	$10,373
3/31/2018	$10,325	$10,439
4/30/2018	$10,242	$10,362
5/31/2018	$10,295	$10,435
6/30/2018	$10,283	$10,423
7/31/2018	$10,288	$10,425
8/31/2018	$10,342	$10,492
9/30/2018	$10,288	$10,425
10/31/2018	$10,195	$10,342
11/30/2018	$10,239	$10,404
12/31/2018	$10,402	$10,595
1/31/2019	$10,503	$10,708
2/28/2019	$10,494	$10,701
3/31/2019	$10,689	$10,907
4/30/2019	$10,692	$10,910
5/31/2019	$10,866	$11,103
6/30/2019	$10,990	$11,243
7/31/2019	$11,019	$11,268
8/31/2019	$11,277	$11,560
9/30/2019	$11,206	$11,498
10/31/2019	$11,222	$11,533
11/30/2019	$11,208	$11,527
12/31/2019	$11,184	$11,519
1/31/2020	$11,423	$11,740
2/29/2020	$11,612	$11,952
3/31/2020	$11,358	$11,881
4/30/2020	$11,550	$12,093
5/31/2020	$11,640	$12,149
6/30/2020	$11,760	$12,225
7/31/2020	$12,001	$12,408
8/31/2020	$11,914	$12,308
9/30/2020	$11,918	$12,301
10/31/2020	$11,857	$12,246
11/30/2020	$12,001	$12,366
12/31/2020	$12,034	$12,383
1/31/2021	$11,990	$12,295
2/28/2021	$11,850	$12,117
3/31/2021	$11,699	$11,966
4/30/2021	$11,793	$12,060
5/31/2021	$11,825	$12,100
6/30/2021	$11,921	$12,185
7/31/2021	$12,038	$12,321
8/31/2021	$12,006	$12,297
9/30/2021	$11,909	$12,191
10/31/2021	$11,898	$12,188
11/30/2021	$11,929	$12,224
12/31/2021	$11,892	$12,192
1/31/2022	$11,667	$11,930
2/28/2022	$11,540	$11,797
3/31/2022	$11,200	$11,469
4/30/2022	$10,807	$11,034
5/31/2022	$10,805	$11,105
6/30/2022	$10,599	$10,931
7/31/2022	$10,831	$11,198
8/31/2022	$10,554	$10,881
9/30/2022	$10,079	$10,411
10/31/2022	$9,945	$10,276
11/30/2022	$10,283	$10,654
12/31/2022	$10,238	$10,606
1/31/2023	$10,568	$10,932
2/28/2023	$10,311	$10,650
3/31/2023	$10,536	$10,920
4/30/2023	$10,593	$10,987
5/31/2023	$10,460	$10,867
6/30/2023	$10,439	$10,828
7/31/2023	$10,440	$10,821
8/31/2023	$10,374	$10,751
9/30/2023	$10,127	$10,478
10/31/2023	$9,971	$10,313
11/30/2023	$10,408	$10,780
12/31/2023	$10,780	$11,193
1/31/2024	$10,772	$11,162
2/29/2024	$10,624	$11,004
3/31/2024	$10,720	$11,106
4/30/2024	$10,467	$10,825
5/31/2024	$10,645	$11,009
6/30/2024	$10,742	$11,113
7/31/2024	$10,980	$11,373
8/31/2024	$11,137	$11,536
9/30/2024	$11,280	$11,690
10/31/2024	$11,008	$11,401
11/30/2024	$11,129	$11,521
12/31/2024	$10,963	$11,332
1/31/2025	$11,026	$11,393
2/28/2025	$11,257	$11,643
3/31/2025	$11,249	$11,648
4/30/2025	$11,276	$11,693
5/31/2025	$11,194	$11,610
6/30/2025	$11,368	$11,788
7/31/2025	$11,347	$11,757
8/31/2025	$11,473	$11,898
9/30/2025	$11,599	$12,028
10/31/2025	$11,663	$12,103
11/30/2025	$11,728	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.38%	(0.46%)	1.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,042,839,169
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,770,588
InvestmentCompanyPortfolioTurnover	453.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156620
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R4
Trading Symbol	LCRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.76%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,940	$9,968
1/31/2016	$10,043	$10,105
2/29/2016	$10,082	$10,177
3/31/2016	$10,204	$10,270
4/30/2016	$10,260	$10,309
5/31/2016	$10,259	$10,312
6/30/2016	$10,445	$10,497
7/31/2016	$10,529	$10,564
8/31/2016	$10,519	$10,552
9/30/2016	$10,522	$10,545
10/31/2016	$10,440	$10,465
11/30/2016	$10,197	$10,217
12/31/2016	$10,206	$10,232
1/31/2017	$10,234	$10,252
2/28/2017	$10,301	$10,321
3/31/2017	$10,292	$10,315
4/30/2017	$10,368	$10,395
5/31/2017	$10,435	$10,475
6/30/2017	$10,426	$10,464
7/31/2017	$10,465	$10,509
8/31/2017	$10,552	$10,603
9/30/2017	$10,504	$10,553
10/31/2017	$10,503	$10,559
11/30/2017	$10,494	$10,546
12/31/2017	$10,533	$10,594
1/31/2018	$10,418	$10,472
2/28/2018	$10,322	$10,373
3/31/2018	$10,376	$10,439
4/30/2018	$10,304	$10,362
5/31/2018	$10,351	$10,435
6/30/2018	$10,340	$10,423
7/31/2018	$10,347	$10,425
8/31/2018	$10,404	$10,492
9/30/2018	$10,351	$10,425
10/31/2018	$10,270	$10,342
11/30/2018	$10,317	$10,404
12/31/2018	$10,473	$10,595
1/31/2019	$10,587	$10,708
2/28/2019	$10,580	$10,701
3/31/2019	$10,768	$10,907
4/30/2019	$10,784	$10,910
5/31/2019	$10,962	$11,103
6/30/2019	$11,088	$11,243
7/31/2019	$11,111	$11,268
8/31/2019	$11,383	$11,560
9/30/2019	$11,313	$11,498
10/31/2019	$11,322	$11,533
11/30/2019	$11,321	$11,527
12/31/2019	$11,289	$11,519
1/31/2020	$11,532	$11,740
2/29/2020	$11,736	$11,952
3/31/2020	$11,481	$11,881
4/30/2020	$11,679	$12,093
5/31/2020	$11,761	$12,149
6/30/2020	$11,896	$12,225
7/31/2020	$12,142	$12,408
8/31/2020	$12,057	$12,308
9/30/2020	$12,052	$12,301
10/31/2020	$12,003	$12,246
11/30/2020	$12,142	$12,366
12/31/2020	$12,188	$12,383
1/31/2021	$12,135	$12,295
2/28/2021	$11,996	$12,117
3/31/2021	$11,856	$11,966
4/30/2021	$11,953	$12,060
5/31/2021	$11,978	$12,100
6/30/2021	$12,078	$12,185
7/31/2021	$12,199	$12,321
8/31/2021	$12,180	$12,297
9/30/2021	$12,073	$12,191
10/31/2021	$12,075	$12,188
11/30/2021	$12,099	$12,224
12/31/2021	$12,074	$12,192
1/31/2022	$11,848	$11,930
2/28/2022	$11,721	$11,797
3/31/2022	$11,368	$11,469
4/30/2022	$10,982	$11,034
5/31/2022	$10,971	$11,105
6/30/2022	$10,775	$10,931
7/31/2022	$11,013	$11,198
8/31/2022	$10,734	$10,881
9/30/2022	$10,253	$10,411
10/31/2022	$10,119	$10,276
11/30/2022	$10,465	$10,654
12/31/2022	$10,410	$10,606
1/31/2023	$10,759	$10,932
2/28/2023	$10,489	$10,650
3/31/2023	$10,731	$10,920
4/30/2023	$10,791	$10,987
5/31/2023	$10,658	$10,867
6/30/2023	$10,627	$10,828
7/31/2023	$10,642	$10,821
8/31/2023	$10,577	$10,751
9/30/2023	$10,316	$10,478
10/31/2023	$10,170	$10,313
11/30/2023	$10,618	$10,780
12/31/2023	$11,000	$11,193
1/31/2024	$10,994	$11,162
2/29/2024	$10,846	$11,004
3/31/2024	$10,946	$11,106
4/30/2024	$10,690	$10,825
5/31/2024	$10,874	$11,009
6/30/2024	$10,963	$11,113
7/31/2024	$11,221	$11,373
8/31/2024	$11,383	$11,536
9/30/2024	$11,532	$11,690
10/31/2024	$11,257	$11,401
11/30/2024	$11,370	$11,521
12/31/2024	$11,203	$11,332
1/31/2025	$11,282	$11,393
2/28/2025	$11,520	$11,643
3/31/2025	$11,515	$11,648
4/30/2025	$11,545	$11,693
5/31/2025	$11,463	$11,610
6/30/2025	$11,643	$11,788
7/31/2025	$11,612	$11,757
8/31/2025	$11,756	$11,898
9/30/2025	$11,888	$12,028
10/31/2025	$11,956	$12,103
11/30/2025	$12,024	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	5.76%	(0.19%)	1.86%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,042,839,169
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,770,588
InvestmentCompanyPortfolioTurnover	453.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156621
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R5
Trading Symbol	LCRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.02%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,942	$9,968
1/31/2016	$10,048	$10,105
2/29/2016	$10,088	$10,177
3/31/2016	$10,213	$10,270
4/30/2016	$10,272	$10,309
5/31/2016	$10,273	$10,312
6/30/2016	$10,462	$10,497
7/31/2016	$10,548	$10,564
8/31/2016	$10,541	$10,552
9/30/2016	$10,546	$10,545
10/31/2016	$10,476	$10,465
11/30/2016	$10,224	$10,217
12/31/2016	$10,236	$10,232
1/31/2017	$10,266	$10,252
2/28/2017	$10,335	$10,321
3/31/2017	$10,328	$10,315
4/30/2017	$10,407	$10,395
5/31/2017	$10,476	$10,475
6/30/2017	$10,470	$10,464
7/31/2017	$10,520	$10,509
8/31/2017	$10,610	$10,603
9/30/2017	$10,554	$10,553
10/31/2017	$10,565	$10,559
11/30/2017	$10,548	$10,546
12/31/2017	$10,590	$10,594
1/31/2018	$10,476	$10,472
2/28/2018	$10,392	$10,373
3/31/2018	$10,448	$10,439
4/30/2018	$10,369	$10,362
5/31/2018	$10,417	$10,435
6/30/2018	$10,418	$10,423
7/31/2018	$10,418	$10,425
8/31/2018	$10,487	$10,492
9/30/2018	$10,427	$10,425
10/31/2018	$10,347	$10,342
11/30/2018	$10,396	$10,404
12/31/2018	$10,566	$10,595
1/31/2019	$10,673	$10,708
2/28/2019	$10,668	$10,701
3/31/2019	$10,871	$10,907
4/30/2019	$10,878	$10,910
5/31/2019	$11,060	$11,103
6/30/2019	$11,190	$11,243
7/31/2019	$11,225	$11,268
8/31/2019	$11,492	$11,560
9/30/2019	$11,424	$11,498
10/31/2019	$11,446	$11,533
11/30/2019	$11,436	$11,527
12/31/2019	$11,417	$11,519
1/31/2020	$11,665	$11,740
2/29/2020	$11,863	$11,952
3/31/2020	$11,608	$11,881
4/30/2020	$11,810	$12,093
5/31/2020	$11,896	$12,149
6/30/2020	$12,034	$12,225
7/31/2020	$12,287	$12,408
8/31/2020	$12,203	$12,308
9/30/2020	$12,211	$12,301
10/31/2020	$12,154	$12,246
11/30/2020	$12,307	$12,366
12/31/2020	$12,346	$12,383
1/31/2021	$12,306	$12,295
2/28/2021	$12,156	$12,117
3/31/2021	$12,017	$11,966
4/30/2021	$12,118	$12,060
5/31/2021	$12,156	$12,100
6/30/2021	$12,261	$12,185
7/31/2021	$12,386	$12,321
8/31/2021	$12,358	$12,297
9/30/2021	$12,264	$12,191
10/31/2021	$12,257	$12,188
11/30/2021	$12,294	$12,224
12/31/2021	$12,262	$12,192
1/31/2022	$12,035	$11,930
2/28/2022	$11,908	$11,797
3/31/2022	$11,562	$11,469
4/30/2022	$11,161	$11,034
5/31/2022	$11,164	$11,105
6/30/2022	$10,956	$10,931
7/31/2022	$11,200	$11,198
8/31/2022	$10,919	$10,881
9/30/2022	$10,432	$10,411
10/31/2022	$10,297	$10,276
11/30/2022	$10,652	$10,654
12/31/2022	$10,610	$10,606
1/31/2023	$10,956	$10,932
2/28/2023	$10,694	$10,650
3/31/2023	$10,932	$10,920
4/30/2023	$10,995	$10,987
5/31/2023	$10,862	$10,867
6/30/2023	$10,844	$10,828
7/31/2023	$10,850	$10,821
8/31/2023	$10,798	$10,751
9/30/2023	$10,534	$10,478
10/31/2023	$10,375	$10,313
11/30/2023	$10,835	$10,780
12/31/2023	$11,239	$11,193
1/31/2024	$11,223	$11,162
2/29/2024	$11,086	$11,004
3/31/2024	$11,178	$11,106
4/30/2024	$10,931	$10,825
5/31/2024	$11,110	$11,009
6/30/2024	$11,215	$11,113
7/31/2024	$11,469	$11,373
8/31/2024	$11,637	$11,536
9/30/2024	$11,804	$11,690
10/31/2024	$11,512	$11,401
11/30/2024	$11,643	$11,521
12/31/2024	$11,475	$11,332
1/31/2025	$11,545	$11,393
2/28/2025	$11,792	$11,643
3/31/2025	$11,789	$11,648
4/30/2025	$11,822	$11,693
5/31/2025	$11,741	$11,610
6/30/2025	$11,928	$11,788
7/31/2025	$11,911	$11,757
8/31/2025	$12,061	$11,898
9/30/2025	$12,186	$12,028
10/31/2025	$12,259	$12,103
11/30/2025	$12,344	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	6.02%	0.06%	2.13%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,042,839,169
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,770,588
InvestmentCompanyPortfolioTurnover	453.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156622
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	LCRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.10%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,952	$9,968
1/31/2016	$10,058	$10,105
2/29/2016	$10,090	$10,177
3/31/2016	$10,224	$10,270
4/30/2016	$10,284	$10,309
5/31/2016	$10,286	$10,312
6/30/2016	$10,466	$10,497
7/31/2016	$10,562	$10,564
8/31/2016	$10,556	$10,552
9/30/2016	$10,561	$10,545
10/31/2016	$10,483	$10,465
11/30/2016	$10,242	$10,217
12/31/2016	$10,254	$10,232
1/31/2017	$10,286	$10,252
2/28/2017	$10,355	$10,321
3/31/2017	$10,350	$10,315
4/30/2017	$10,420	$10,395
5/31/2017	$10,490	$10,475
6/30/2017	$10,494	$10,464
7/31/2017	$10,536	$10,509
8/31/2017	$10,626	$10,603
9/30/2017	$10,581	$10,553
10/31/2017	$10,584	$10,559
11/30/2017	$10,569	$10,546
12/31/2017	$10,622	$10,594
1/31/2018	$10,509	$10,472
2/28/2018	$10,416	$10,373
3/31/2018	$10,473	$10,439
4/30/2018	$10,403	$10,362
5/31/2018	$10,453	$10,435
6/30/2018	$10,444	$10,423
7/31/2018	$10,454	$10,425
8/31/2018	$10,514	$10,492
9/30/2018	$10,464	$10,425
10/31/2018	$10,384	$10,342
11/30/2018	$10,434	$10,404
12/31/2018	$10,595	$10,595
1/31/2019	$10,713	$10,708
2/28/2019	$10,699	$10,701
3/31/2019	$10,903	$10,907
4/30/2019	$10,911	$10,910
5/31/2019	$11,105	$11,103
6/30/2019	$11,236	$11,243
7/31/2019	$11,262	$11,268
8/31/2019	$11,541	$11,560
9/30/2019	$11,473	$11,498
10/31/2019	$11,485	$11,533
11/30/2019	$11,487	$11,527
12/31/2019	$11,458	$11,519
1/31/2020	$11,708	$11,740
2/29/2020	$11,907	$11,952
3/31/2020	$11,662	$11,881
4/30/2020	$11,866	$12,093
5/31/2020	$11,953	$12,149
6/30/2020	$12,093	$12,225
7/31/2020	$12,336	$12,408
8/31/2020	$12,253	$12,308
9/30/2020	$12,262	$12,301
10/31/2020	$12,216	$12,246
11/30/2020	$12,360	$12,366
12/31/2020	$12,411	$12,383
1/31/2021	$12,360	$12,295
2/28/2021	$12,221	$12,117
3/31/2021	$12,081	$11,966
4/30/2021	$12,173	$12,060
5/31/2021	$12,212	$12,100
6/30/2021	$12,318	$12,185
7/31/2021	$12,445	$12,321
8/31/2021	$12,428	$12,297
9/30/2021	$12,323	$12,191
10/31/2021	$12,317	$12,188
11/30/2021	$12,356	$12,224
12/31/2021	$12,323	$12,192
1/31/2022	$12,107	$11,930
2/28/2022	$11,969	$11,797
3/31/2022	$11,622	$11,469
4/30/2022	$11,230	$11,034
5/31/2022	$11,223	$11,105
6/30/2022	$11,025	$10,931
7/31/2022	$11,260	$11,198
8/31/2022	$10,977	$10,881
9/30/2022	$10,488	$10,411
10/31/2022	$10,353	$10,276
11/30/2022	$10,710	$10,654
12/31/2022	$10,668	$10,606
1/31/2023	$11,017	$10,932
2/28/2023	$10,754	$10,650
3/31/2023	$11,005	$10,920
4/30/2023	$11,069	$10,987
5/31/2023	$10,936	$10,867
6/30/2023	$10,907	$10,828
7/31/2023	$10,913	$10,821
8/31/2023	$10,861	$10,751
9/30/2023	$10,595	$10,478
10/31/2023	$10,437	$10,313
11/30/2023	$10,900	$10,780
12/31/2023	$11,308	$11,193
1/31/2024	$11,292	$11,162
2/29/2024	$11,154	$11,004
3/31/2024	$11,248	$11,106
4/30/2024	$11,000	$10,825
5/31/2024	$11,180	$11,009
6/30/2024	$11,287	$11,113
7/31/2024	$11,543	$11,373
8/31/2024	$11,713	$11,536
9/30/2024	$11,882	$11,690
10/31/2024	$11,589	$11,401
11/30/2024	$11,721	$11,521
12/31/2024	$11,552	$11,332
1/31/2025	$11,624	$11,393
2/28/2025	$11,873	$11,643
3/31/2025	$11,883	$11,648
4/30/2025	$11,905	$11,693
5/31/2025	$11,824	$11,610
6/30/2025	$12,013	$11,788
7/31/2025	$11,997	$11,757
8/31/2025	$12,149	$11,898
9/30/2025	$12,275	$12,028
10/31/2025	$12,349	$12,103
11/30/2025	$12,436	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	6.10%	0.12%	2.20%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,042,839,169
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,770,588
InvestmentCompanyPortfolioTurnover	453.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162898
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class A
Trading Symbol	LAPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.00%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$9,777	$10,000	$10,000
12/31/2015	$9,719	$9,966	$9,973
1/31/2016	$9,690	$10,076	$10,110
2/29/2016	$9,694	$10,147	$10,182
3/31/2016	$9,955	$10,272	$10,275
4/30/2016	$10,098	$10,342	$10,315
5/31/2016	$10,093	$10,350	$10,318
6/30/2016	$10,234	$10,532	$10,503
7/31/2016	$10,390	$10,619	$10,569
8/31/2016	$10,439	$10,630	$10,557
9/30/2016	$10,459	$10,633	$10,551
10/31/2016	$10,434	$10,562	$10,470
11/30/2016	$10,217	$10,325	$10,223
12/31/2016	$10,267	$10,355	$10,237
1/31/2017	$10,349	$10,392	$10,257
2/28/2017	$10,417	$10,472	$10,326
3/31/2017	$10,418	$10,469	$10,321
4/30/2017	$10,515	$10,555	$10,400
5/31/2017	$10,585	$10,637	$10,480
6/30/2017	$10,572	$10,628	$10,470
7/31/2017	$10,649	$10,681	$10,515
8/31/2017	$10,705	$10,773	$10,609
9/30/2017	$10,691	$10,735	$10,559
10/31/2017	$10,713	$10,748	$10,565
11/30/2017	$10,700	$10,732	$10,551
12/31/2017	$10,743	$10,779	$10,600
1/31/2018	$10,680	$10,675	$10,478
2/28/2018	$10,588	$10,574	$10,378
3/31/2018	$10,607	$10,627	$10,445
4/30/2018	$10,556	$10,556	$10,367
5/31/2018	$10,582	$10,614	$10,441
6/30/2018	$10,574	$10,599	$10,428
7/31/2018	$10,616	$10,621	$10,431
8/31/2018	$10,657	$10,673	$10,498
9/30/2018	$10,662	$10,627	$10,430
10/31/2018	$10,572	$10,538	$10,348
11/30/2018	$10,576	$10,586	$10,410
12/31/2018	$10,643	$10,751	$10,601
1/31/2019	$10,846	$10,900	$10,713
2/28/2019	$10,869	$10,911	$10,707
3/31/2019	$11,064	$11,109	$10,913
4/30/2019	$11,118	$11,124	$10,916
5/31/2019	$11,240	$11,295	$11,109
6/30/2019	$11,423	$11,454	$11,249
7/31/2019	$11,475	$11,488	$11,274
8/31/2019	$11,674	$11,748	$11,566
9/30/2019	$11,634	$11,697	$11,504
10/31/2019	$11,669	$11,735	$11,539
11/30/2019	$11,674	$11,733	$11,533
12/31/2019	$11,692	$11,750	$11,525
1/31/2020	$11,920	$11,961	$11,747
2/29/2020	$12,026	$12,140	$11,958
3/31/2020	$11,291	$11,903	$11,888
4/30/2020	$11,551	$12,142	$12,099
5/31/2020	$11,763	$12,255	$12,155
6/30/2020	$11,914	$12,357	$12,232
7/31/2020	$12,267	$12,574	$12,415
8/31/2020	$12,252	$12,502	$12,314
9/30/2020	$12,229	$12,479	$12,308
10/31/2020	$12,205	$12,435	$12,253
11/30/2020	$12,441	$12,597	$12,373
12/31/2020	$12,535	$12,641	$12,390
1/31/2021	$12,509	$12,561	$12,301
2/28/2021	$12,386	$12,399	$12,124
3/31/2021	$12,273	$12,255	$11,972
4/30/2021	$12,401	$12,358	$12,067
5/31/2021	$12,456	$12,405	$12,106
6/30/2021	$12,582	$12,495	$12,191
7/31/2021	$12,697	$12,621	$12,328
8/31/2021	$12,691	$12,612	$12,304
9/30/2021	$12,594	$12,505	$12,198
10/31/2021	$12,586	$12,494	$12,194
11/30/2021	$12,594	$12,510	$12,230
12/31/2021	$12,610	$12,501	$12,199
1/31/2022	$12,357	$12,227	$11,936
2/28/2022	$12,194	$12,060	$11,803
3/31/2022	$11,852	$11,737	$11,475
4/30/2022	$11,434	$11,299	$11,040
5/31/2022	$11,398	$11,361	$11,111
6/30/2022	$11,116	$11,134	$10,936
7/31/2022	$11,428	$11,414	$11,204
8/31/2022	$11,148	$11,117	$10,887
9/30/2022	$10,657	$10,638	$10,417
10/31/2022	$10,550	$10,522	$10,282
11/30/2022	$10,909	$10,914	$10,660
12/31/2022	$10,848	$10,877	$10,612
1/31/2023	$11,203	$11,214	$10,938
2/28/2023	$10,946	$10,939	$10,656
3/31/2023	$11,189	$11,195	$10,926
4/30/2023	$11,251	$11,264	$10,992
5/31/2023	$11,116	$11,147	$10,873
6/30/2023	$11,128	$11,130	$10,834
7/31/2023	$11,167	$11,141	$10,826
8/31/2023	$11,119	$11,074	$10,757
9/30/2023	$10,860	$10,810	$10,484
10/31/2023	$10,698	$10,647	$10,318
11/30/2023	$11,192	$11,126	$10,786
12/31/2023	$11,610	$11,548	$11,199
1/31/2024	$11,617	$11,521	$11,168
2/29/2024	$11,505	$11,383	$11,010
3/31/2024	$11,630	$11,494	$11,112
4/30/2024	$11,382	$11,226	$10,831
5/31/2024	$11,571	$11,412	$11,015
6/30/2024	$11,678	$11,516	$11,119
7/31/2024	$11,952	$11,778	$11,379
8/31/2024	$12,134	$11,951	$11,542
9/30/2024	$12,306	$12,115	$11,697
10/31/2024	$12,040	$11,840	$11,407
11/30/2024	$12,174	$11,964	$11,527
12/31/2024	$12,000	$11,784	$11,339
1/31/2025	$12,090	$11,855	$11,399
2/28/2025	$12,340	$12,100	$11,650
3/31/2025	$12,309	$12,097	$11,654
4/30/2025	$12,295	$12,140	$11,700
5/31/2025	$12,251	$12,078	$11,616
6/30/2025	$12,457	$12,266	$11,795
7/31/2025	$12,452	$12,249	$11,763
8/31/2025	$12,602	$12,396	$11,904
9/30/2025	$12,752	$12,527	$12,034
10/31/2025	$12,823	$12,610	$12,109
11/30/2025	$12,905	$12,686	$12,184

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class A at NAV	6.00%	0.73%	2.82%
Class A with sales charge	3.60%	0.28%	2.59%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,431,550,565
Holdings Count | Holding	672
Advisory Fees Paid, Amount	$ 10,873,365
InvestmentCompanyPortfolioTurnover	448.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162899
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class C
Trading Symbol	LAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.34%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.28%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,936	$9,966	$9,973
1/31/2016	$9,899	$10,076	$10,110
2/29/2016	$9,897	$10,147	$10,182
3/31/2016	$10,157	$10,272	$10,275
4/30/2016	$10,303	$10,342	$10,315
5/31/2016	$10,284	$10,350	$10,318
6/30/2016	$10,421	$10,532	$10,503
7/31/2016	$10,573	$10,619	$10,569
8/31/2016	$10,616	$10,630	$10,557
9/30/2016	$10,629	$10,633	$10,551
10/31/2016	$10,597	$10,562	$10,470
11/30/2016	$10,377	$10,325	$10,223
12/31/2016	$10,421	$10,355	$10,237
1/31/2017	$10,498	$10,392	$10,257
2/28/2017	$10,562	$10,472	$10,326
3/31/2017	$10,556	$10,469	$10,321
4/30/2017	$10,641	$10,555	$10,400
5/31/2017	$10,712	$10,637	$10,480
6/30/2017	$10,692	$10,628	$10,470
7/31/2017	$10,764	$10,681	$10,515
8/31/2017	$10,807	$10,773	$10,609
9/30/2017	$10,787	$10,735	$10,559
10/31/2017	$10,810	$10,748	$10,565
11/30/2017	$10,790	$10,732	$10,551
12/31/2017	$10,820	$10,779	$10,600
1/31/2018	$10,750	$10,675	$10,478
2/28/2018	$10,653	$10,574	$10,378
3/31/2018	$10,672	$10,627	$10,445
4/30/2018	$10,614	$10,556	$10,367
5/31/2018	$10,635	$10,614	$10,441
6/30/2018	$10,621	$10,599	$10,428
7/31/2018	$10,657	$10,621	$10,431
8/31/2018	$10,692	$10,673	$10,498
9/30/2018	$10,691	$10,627	$10,430
10/31/2018	$10,595	$10,538	$10,348
11/30/2018	$10,593	$10,586	$10,410
12/31/2018	$10,655	$10,751	$10,601
1/31/2019	$10,852	$10,900	$10,713
2/28/2019	$10,870	$10,911	$10,707
3/31/2019	$11,059	$11,109	$10,913
4/30/2019	$11,108	$11,124	$10,916
5/31/2019	$11,224	$11,295	$11,109
6/30/2019	$11,400	$11,454	$11,249
7/31/2019	$11,447	$11,488	$11,274
8/31/2019	$11,632	$11,748	$11,566
9/30/2019	$11,593	$11,697	$11,504
10/31/2019	$11,622	$11,735	$11,539
11/30/2019	$11,613	$11,733	$11,533
12/31/2019	$11,632	$11,750	$11,525
1/31/2020	$11,851	$11,961	$11,747
2/29/2020	$11,950	$12,140	$11,958
3/31/2020	$11,206	$11,903	$11,888
4/30/2020	$11,457	$12,142	$12,099
5/31/2020	$11,661	$12,255	$12,155
6/30/2020	$11,811	$12,357	$12,232
7/31/2020	$12,146	$12,574	$12,415
8/31/2020	$12,125	$12,502	$12,314
9/30/2020	$12,102	$12,479	$12,308
10/31/2020	$12,064	$12,435	$12,253
11/30/2020	$12,290	$12,597	$12,373
12/31/2020	$12,384	$12,641	$12,390
1/31/2021	$12,343	$12,561	$12,301
2/28/2021	$12,224	$12,399	$12,124
3/31/2021	$12,097	$12,255	$11,972
4/30/2021	$12,226	$12,358	$12,067
5/31/2021	$12,265	$12,405	$12,106
6/30/2021	$12,383	$12,495	$12,191
7/31/2021	$12,489	$12,621	$12,328
8/31/2021	$12,476	$12,612	$12,304
9/30/2021	$12,382	$12,505	$12,198
10/31/2021	$12,367	$12,494	$12,194
11/30/2021	$12,360	$12,510	$12,230
12/31/2021	$12,370	$12,501	$12,199
1/31/2022	$12,115	$12,227	$11,936
2/28/2022	$11,949	$12,060	$11,803
3/31/2022	$11,616	$11,737	$11,475
4/30/2022	$11,201	$11,299	$11,040
5/31/2022	$11,160	$11,361	$11,111
6/30/2022	$10,878	$11,134	$10,936
7/31/2022	$11,168	$11,414	$11,204
8/31/2022	$10,897	$11,117	$10,887
9/30/2022	$10,404	$10,638	$10,417
10/31/2022	$10,301	$10,522	$10,282
11/30/2022	$10,638	$10,914	$10,660
12/31/2022	$10,581	$10,877	$10,612
1/31/2023	$10,921	$11,214	$10,938
2/28/2023	$10,665	$10,939	$10,656
3/31/2023	$10,896	$11,195	$10,926
4/30/2023	$10,951	$11,264	$10,992
5/31/2023	$10,813	$11,147	$10,873
6/30/2023	$10,819	$11,130	$10,834
7/31/2023	$10,852	$11,141	$10,826
8/31/2023	$10,799	$11,074	$10,757
9/30/2023	$10,541	$10,810	$10,484
10/31/2023	$10,370	$10,647	$10,318
11/30/2023	$10,843	$11,126	$10,786
12/31/2023	$11,251	$11,548	$11,199
1/31/2024	$11,252	$11,521	$11,168
2/29/2024	$11,130	$11,383	$11,010
3/31/2024	$11,244	$11,494	$11,112
4/30/2024	$11,007	$11,226	$10,831
5/31/2024	$11,184	$11,412	$11,015
6/30/2024	$11,281	$11,516	$11,119
7/31/2024	$11,531	$11,778	$11,379
8/31/2024	$11,700	$11,951	$11,542
9/30/2024	$11,860	$12,115	$11,697
10/31/2024	$11,597	$11,840	$11,407
11/30/2024	$11,729	$11,964	$11,527
12/31/2024	$11,555	$11,784	$11,339
1/31/2025	$11,635	$11,855	$11,399
2/28/2025	$11,860	$12,100	$11,650
3/31/2025	$11,823	$12,097	$11,654
4/30/2025	$11,803	$12,140	$11,700
5/31/2025	$11,754	$12,078	$11,616
6/30/2025	$11,954	$12,266	$11,795
7/31/2025	$11,943	$12,249	$11,763
8/31/2025	$12,079	$12,396	$11,904
9/30/2025	$12,206	$12,527	$12,034
10/31/2025	$12,267	$12,610	$12,109
11/30/2025	$12,348	$12,686	$12,184

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class C at NAV	5.28%	0.09%	2.14%
Class C with sales charge	4.28%	0.09%	2.14%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,431,550,565
Holdings Count | Holding	672
Advisory Fees Paid, Amount	$ 10,873,365
InvestmentCompanyPortfolioTurnover	448.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162900
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class F
Trading Symbol	LPLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.11%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,942	$9,966	$9,973
1/31/2016	$9,913	$10,076	$10,110
2/29/2016	$9,917	$10,147	$10,182
3/31/2016	$10,186	$10,272	$10,275
4/30/2016	$10,332	$10,342	$10,315
5/31/2016	$10,328	$10,350	$10,318
6/30/2016	$10,473	$10,532	$10,503
7/31/2016	$10,634	$10,619	$10,569
8/31/2016	$10,685	$10,630	$10,557
9/30/2016	$10,706	$10,633	$10,551
10/31/2016	$10,682	$10,562	$10,470
11/30/2016	$10,461	$10,325	$10,223
12/31/2016	$10,512	$10,355	$10,237
1/31/2017	$10,597	$10,392	$10,257
2/28/2017	$10,668	$10,472	$10,326
3/31/2017	$10,670	$10,469	$10,321
4/30/2017	$10,770	$10,555	$10,400
5/31/2017	$10,843	$10,637	$10,480
6/30/2017	$10,830	$10,628	$10,470
7/31/2017	$10,910	$10,681	$10,515
8/31/2017	$10,968	$10,773	$10,609
9/30/2017	$10,955	$10,735	$10,559
10/31/2017	$10,979	$10,748	$10,565
11/30/2017	$10,966	$10,732	$10,551
12/31/2017	$11,011	$10,779	$10,600
1/31/2018	$10,947	$10,675	$10,478
2/28/2018	$10,854	$10,574	$10,378
3/31/2018	$10,874	$10,627	$10,445
4/30/2018	$10,822	$10,556	$10,367
5/31/2018	$10,851	$10,614	$10,441
6/30/2018	$10,843	$10,599	$10,428
7/31/2018	$10,894	$10,621	$10,431
8/31/2018	$10,930	$10,673	$10,498
9/30/2018	$10,936	$10,627	$10,430
10/31/2018	$10,845	$10,538	$10,348
11/30/2018	$10,849	$10,586	$10,410
12/31/2018	$10,918	$10,751	$10,601
1/31/2019	$11,127	$10,900	$10,713
2/28/2019	$11,152	$10,911	$10,707
3/31/2019	$11,345	$11,109	$10,913
4/30/2019	$11,401	$11,124	$10,916
5/31/2019	$11,527	$11,295	$11,109
6/30/2019	$11,715	$11,454	$11,249
7/31/2019	$11,770	$11,488	$11,274
8/31/2019	$11,975	$11,748	$11,566
9/30/2019	$11,935	$11,697	$11,504
10/31/2019	$11,972	$11,735	$11,539
11/30/2019	$11,978	$11,733	$11,533
12/31/2019	$11,998	$11,750	$11,525
1/31/2020	$12,232	$11,961	$11,747
2/29/2020	$12,343	$12,140	$11,958
3/31/2020	$11,581	$11,903	$11,888
4/30/2020	$11,856	$12,142	$12,099
5/31/2020	$12,067	$12,255	$12,155
6/30/2020	$12,231	$12,357	$12,232
7/31/2020	$12,595	$12,574	$12,415
8/31/2020	$12,581	$12,502	$12,314
9/30/2020	$12,558	$12,479	$12,308
10/31/2020	$12,527	$12,435	$12,253
11/30/2020	$12,770	$12,597	$12,373
12/31/2020	$12,876	$12,641	$12,390
1/31/2021	$12,841	$12,561	$12,301
2/28/2021	$12,725	$12,399	$12,124
3/31/2021	$12,601	$12,255	$11,972
4/30/2021	$12,742	$12,358	$12,067
5/31/2021	$12,800	$12,405	$12,106
6/30/2021	$12,922	$12,495	$12,191
7/31/2021	$13,041	$12,621	$12,328
8/31/2021	$13,044	$12,612	$12,304
9/30/2021	$12,945	$12,505	$12,198
10/31/2021	$12,937	$12,494	$12,194
11/30/2021	$12,938	$12,510	$12,230
12/31/2021	$12,964	$12,501	$12,199
1/31/2022	$12,705	$12,227	$11,936
2/28/2022	$12,538	$12,060	$11,803
3/31/2022	$12,187	$11,737	$11,475
4/30/2022	$11,759	$11,299	$11,040
5/31/2022	$11,723	$11,361	$11,111
6/30/2022	$11,433	$11,134	$10,936
7/31/2022	$11,746	$11,414	$11,204
8/31/2022	$11,467	$11,117	$10,887
9/30/2022	$10,955	$10,638	$10,417
10/31/2022	$10,853	$10,522	$10,282
11/30/2022	$11,224	$10,914	$10,660
12/31/2022	$11,162	$10,877	$10,612
1/31/2023	$11,529	$11,214	$10,938
2/28/2023	$11,265	$10,939	$10,656
3/31/2023	$11,516	$11,195	$10,926
4/30/2023	$11,581	$11,264	$10,992
5/31/2023	$11,443	$11,147	$10,873
6/30/2023	$11,456	$11,130	$10,834
7/31/2023	$11,497	$11,141	$10,826
8/31/2023	$11,448	$11,074	$10,757
9/30/2023	$11,182	$10,810	$10,484
10/31/2023	$11,016	$10,647	$10,318
11/30/2023	$11,517	$11,126	$10,786
12/31/2023	$11,958	$11,548	$11,199
1/31/2024	$11,966	$11,521	$11,168
2/29/2024	$11,852	$11,383	$11,010
3/31/2024	$11,981	$11,494	$11,112
4/30/2024	$11,726	$11,226	$10,831
5/31/2024	$11,922	$11,412	$11,015
6/30/2024	$12,033	$11,516	$11,119
7/31/2024	$12,307	$11,778	$11,379
8/31/2024	$12,505	$11,951	$11,542
9/30/2024	$12,674	$12,115	$11,697
10/31/2024	$12,401	$11,840	$11,407
11/30/2024	$12,550	$11,964	$11,527
12/31/2024	$12,372	$11,784	$11,339
1/31/2025	$12,465	$11,855	$11,399
2/28/2025	$12,725	$12,100	$11,650
3/31/2025	$12,683	$12,097	$11,654
4/30/2025	$12,670	$12,140	$11,700
5/31/2025	$12,636	$12,078	$11,616
6/30/2025	$12,849	$12,266	$11,795
7/31/2025	$12,845	$12,249	$11,763
8/31/2025	$13,001	$12,396	$11,904
9/30/2025	$13,147	$12,527	$12,034
10/31/2025	$13,232	$12,610	$12,109
11/30/2025	$13,316	$12,686	$12,184

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class F at NAV	6.11%	0.84%	2.91%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,431,550,565
Holdings Count | Holding	672
Advisory Fees Paid, Amount	$ 10,873,365
InvestmentCompanyPortfolioTurnover	448.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188256
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class F3
Trading Symbol	LOPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.32%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,071	$10,059	$10,051
5/31/2017	$10,147	$10,137	$10,128
6/30/2017	$10,136	$10,128	$10,118
7/31/2017	$10,212	$10,178	$10,162
8/31/2017	$10,261	$10,266	$10,253
9/30/2017	$10,250	$10,230	$10,204
10/31/2017	$10,281	$10,242	$10,210
11/30/2017	$10,271	$10,227	$10,197
12/31/2017	$10,315	$10,272	$10,244
1/31/2018	$10,257	$10,173	$10,126
2/28/2018	$10,171	$10,077	$10,030
3/31/2018	$10,190	$10,127	$10,094
4/30/2018	$10,145	$10,060	$10,019
5/31/2018	$10,179	$10,115	$10,091
6/30/2018	$10,166	$10,100	$10,078
7/31/2018	$10,216	$10,121	$10,080
8/31/2018	$10,250	$10,171	$10,145
9/30/2018	$10,264	$10,127	$10,080
10/31/2018	$10,174	$10,043	$10,000
11/30/2018	$10,186	$10,088	$10,060
12/31/2018	$10,252	$10,246	$10,245
1/31/2019	$10,449	$10,387	$10,354
2/28/2019	$10,473	$10,398	$10,348
3/31/2019	$10,663	$10,586	$10,546
4/30/2019	$10,717	$10,601	$10,549
5/31/2019	$10,837	$10,763	$10,736
6/30/2019	$11,015	$10,916	$10,871
7/31/2019	$11,068	$10,948	$10,895
8/31/2019	$11,262	$11,196	$11,177
9/30/2019	$11,226	$11,147	$11,118
10/31/2019	$11,262	$11,183	$11,151
11/30/2019	$11,269	$11,181	$11,146
12/31/2019	$11,288	$11,198	$11,138
1/31/2020	$11,502	$11,399	$11,352
2/29/2020	$11,607	$11,569	$11,557
3/31/2020	$10,892	$11,343	$11,489
4/30/2020	$11,152	$11,571	$11,693
5/31/2020	$11,359	$11,679	$11,747
6/30/2020	$11,507	$11,776	$11,821
7/31/2020	$11,851	$11,983	$11,998
8/31/2020	$11,840	$11,914	$11,901
9/30/2020	$11,820	$11,892	$11,894
10/31/2020	$11,800	$11,850	$11,841
11/30/2020	$12,023	$12,005	$11,958
12/31/2020	$12,125	$12,046	$11,974
1/31/2021	$12,095	$11,970	$11,888
2/28/2021	$11,986	$11,816	$11,716
3/31/2021	$11,880	$11,678	$11,570
4/30/2021	$12,007	$11,777	$11,662
5/31/2021	$12,063	$11,821	$11,700
6/30/2021	$12,180	$11,908	$11,782
7/31/2021	$12,294	$12,027	$11,914
8/31/2021	$12,299	$12,019	$11,891
9/30/2021	$12,208	$11,917	$11,788
10/31/2021	$12,203	$11,907	$11,785
11/30/2021	$12,205	$11,921	$11,820
12/31/2021	$12,233	$11,913	$11,789
1/31/2022	$11,990	$11,652	$11,535
2/28/2022	$11,835	$11,493	$11,407
3/31/2022	$11,506	$11,185	$11,090
4/30/2022	$11,103	$10,768	$10,669
5/31/2022	$11,071	$10,827	$10,738
6/30/2022	$10,799	$10,610	$10,569
7/31/2022	$11,105	$10,877	$10,828
8/31/2022	$10,836	$10,594	$10,522
9/30/2022	$10,361	$10,138	$10,067
10/31/2022	$10,259	$10,027	$9,937
11/30/2022	$10,611	$10,401	$10,302
12/31/2022	$10,554	$10,365	$10,256
1/31/2023	$10,902	$10,687	$10,571
2/28/2023	$10,653	$10,424	$10,298
3/31/2023	$10,892	$10,669	$10,559
4/30/2023	$10,955	$10,734	$10,623
5/31/2023	$10,826	$10,623	$10,508
6/30/2023	$10,840	$10,606	$10,470
7/31/2023	$10,881	$10,617	$10,463
8/31/2023	$10,836	$10,553	$10,396
9/30/2023	$10,586	$10,301	$10,132
10/31/2023	$10,431	$10,146	$9,972
11/30/2023	$10,915	$10,603	$10,424
12/31/2023	$11,326	$11,005	$10,823
1/31/2024	$11,335	$10,979	$10,793
2/29/2024	$11,229	$10,847	$10,640
3/31/2024	$11,353	$10,954	$10,739
4/30/2024	$11,113	$10,698	$10,467
5/31/2024	$11,301	$10,875	$10,645
6/30/2024	$11,408	$10,975	$10,746
7/31/2024	$11,678	$11,224	$10,997
8/31/2024	$11,858	$11,389	$11,155
9/30/2024	$12,029	$11,545	$11,304
10/31/2024	$11,772	$11,283	$11,024
11/30/2024	$11,906	$11,402	$11,140
12/31/2024	$11,739	$11,230	$10,958
1/31/2025	$11,829	$11,297	$11,016
2/28/2025	$12,077	$11,531	$11,258
3/31/2025	$12,049	$11,528	$11,263
4/30/2025	$12,038	$11,569	$11,307
5/31/2025	$11,999	$11,510	$11,226
6/30/2025	$12,203	$11,689	$11,399
7/31/2025	$12,202	$11,673	$11,368
8/31/2025	$12,352	$11,813	$11,504
9/30/2025	$12,502	$11,938	$11,630
10/31/2025	$12,575	$12,017	$11,703
11/30/2025	$12,658	$12,089	$11,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.32%	1.03%	2.76%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.22%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,431,550,565
Holdings Count | Holding	672
Advisory Fees Paid, Amount	$ 10,873,365
InvestmentCompanyPortfolioTurnover	448.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162901
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class I
Trading Symbol	LAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.21%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,943	$9,966	$9,973
1/31/2016	$9,914	$10,076	$10,110
2/29/2016	$9,920	$10,147	$10,182
3/31/2016	$10,189	$10,272	$10,275
4/30/2016	$10,336	$10,342	$10,315
5/31/2016	$10,333	$10,350	$10,318
6/30/2016	$10,479	$10,532	$10,503
7/31/2016	$10,641	$10,619	$10,569
8/31/2016	$10,693	$10,630	$10,557
9/30/2016	$10,715	$10,633	$10,551
10/31/2016	$10,691	$10,562	$10,470
11/30/2016	$10,471	$10,325	$10,223
12/31/2016	$10,523	$10,355	$10,237
1/31/2017	$10,609	$10,392	$10,257
2/28/2017	$10,681	$10,472	$10,326
3/31/2017	$10,684	$10,469	$10,321
4/30/2017	$10,785	$10,555	$10,400
5/31/2017	$10,859	$10,637	$10,480
6/30/2017	$10,847	$10,628	$10,470
7/31/2017	$10,928	$10,681	$10,515
8/31/2017	$10,988	$10,773	$10,609
9/30/2017	$10,975	$10,735	$10,559
10/31/2017	$11,000	$10,748	$10,565
11/30/2017	$10,988	$10,732	$10,551
12/31/2017	$11,034	$10,779	$10,600
1/31/2018	$10,971	$10,675	$10,478
2/28/2018	$10,879	$10,574	$10,378
3/31/2018	$10,900	$10,627	$10,445
4/30/2018	$10,849	$10,556	$10,367
5/31/2018	$10,878	$10,614	$10,441
6/30/2018	$10,871	$10,599	$10,428
7/31/2018	$10,917	$10,621	$10,431
8/31/2018	$10,961	$10,673	$10,498
9/30/2018	$10,969	$10,627	$10,430
10/31/2018	$10,878	$10,538	$10,348
11/30/2018	$10,883	$10,586	$10,410
12/31/2018	$10,954	$10,751	$10,601
1/31/2019	$11,164	$10,900	$10,713
2/28/2019	$11,190	$10,911	$10,707
3/31/2019	$11,394	$11,109	$10,913
4/30/2019	$11,452	$11,124	$10,916
5/31/2019	$11,580	$11,295	$11,109
6/30/2019	$11,770	$11,454	$11,249
7/31/2019	$11,826	$11,488	$11,274
8/31/2019	$12,033	$11,748	$11,566
9/30/2019	$11,993	$11,697	$11,504
10/31/2019	$12,031	$11,735	$11,539
11/30/2019	$12,038	$11,733	$11,533
12/31/2019	$12,058	$11,750	$11,525
1/31/2020	$12,295	$11,961	$11,747
2/29/2020	$12,407	$12,140	$11,958
3/31/2020	$11,643	$11,903	$11,888
4/30/2020	$11,920	$12,142	$12,099
5/31/2020	$12,133	$12,255	$12,155
6/30/2020	$12,299	$12,357	$12,232
7/31/2020	$12,657	$12,574	$12,415
8/31/2020	$12,652	$12,502	$12,314
9/30/2020	$12,630	$12,479	$12,308
10/31/2020	$12,600	$12,435	$12,253
11/30/2020	$12,845	$12,597	$12,373
12/31/2020	$12,953	$12,641	$12,390
1/31/2021	$12,920	$12,561	$12,301
2/28/2021	$12,803	$12,399	$12,124
3/31/2021	$12,680	$12,255	$11,972
4/30/2021	$12,823	$12,358	$12,067
5/31/2021	$12,874	$12,405	$12,106
6/30/2021	$13,006	$12,495	$12,191
7/31/2021	$13,127	$12,621	$12,328
8/31/2021	$13,131	$12,612	$12,304
9/30/2021	$13,034	$12,505	$12,198
10/31/2021	$13,027	$12,494	$12,194
11/30/2021	$13,028	$12,510	$12,230
12/31/2021	$13,056	$12,501	$12,199
1/31/2022	$12,796	$12,227	$11,936
2/28/2022	$12,621	$12,060	$11,803
3/31/2022	$12,277	$11,737	$11,475
4/30/2022	$11,847	$11,299	$11,040
5/31/2022	$11,803	$11,361	$11,111
6/30/2022	$11,521	$11,134	$10,936
7/31/2022	$11,837	$11,414	$11,204
8/31/2022	$11,558	$11,117	$10,887
9/30/2022	$11,042	$10,638	$10,417
10/31/2022	$10,941	$10,522	$10,282
11/30/2022	$11,307	$10,914	$10,660
12/31/2022	$11,245	$10,877	$10,612
1/31/2023	$11,616	$11,214	$10,938
2/28/2023	$11,351	$10,939	$10,656
3/31/2023	$11,605	$11,195	$10,926
4/30/2023	$11,672	$11,264	$10,992
5/31/2023	$11,533	$11,147	$10,873
6/30/2023	$11,548	$11,130	$10,834
7/31/2023	$11,590	$11,141	$10,826
8/31/2023	$11,542	$11,074	$10,757
9/30/2023	$11,274	$10,810	$10,484
10/31/2023	$11,108	$10,647	$10,318
11/30/2023	$11,614	$11,126	$10,786
12/31/2023	$12,060	$11,548	$11,199
1/31/2024	$12,068	$11,521	$11,168
2/29/2024	$11,955	$11,383	$11,010
3/31/2024	$12,086	$11,494	$11,112
4/30/2024	$11,830	$11,226	$10,831
5/31/2024	$12,029	$11,412	$11,015
6/30/2024	$12,142	$11,516	$11,119
7/31/2024	$12,429	$11,778	$11,379
8/31/2024	$12,620	$11,951	$11,542
9/30/2024	$12,801	$12,115	$11,697
10/31/2024	$12,517	$11,840	$11,407
11/30/2024	$12,669	$11,964	$11,527
12/31/2024	$12,490	$11,784	$11,339
1/31/2025	$12,585	$11,855	$11,399
2/28/2025	$12,848	$12,100	$11,650
3/31/2025	$12,817	$12,097	$11,654
4/30/2025	$12,805	$12,140	$11,700
5/31/2025	$12,762	$12,078	$11,616
6/30/2025	$12,978	$12,266	$11,795
7/31/2025	$12,975	$12,249	$11,763
8/31/2025	$13,134	$12,396	$11,904
9/30/2025	$13,292	$12,527	$12,034
10/31/2025	$13,369	$12,610	$12,109
11/30/2025	$13,455	$12,686	$12,184

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class I at NAV	6.21%	0.93%	3.02%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,431,550,565
Holdings Count | Holding	672
Advisory Fees Paid, Amount	$ 10,873,365
InvestmentCompanyPortfolioTurnover	448.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162903
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R3
Trading Symbol	LAPQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.68%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,939	$9,966	$9,973
1/31/2016	$9,907	$10,076	$10,110
2/29/2016	$9,908	$10,147	$10,182
3/31/2016	$10,173	$10,272	$10,275
4/30/2016	$10,316	$10,342	$10,315
5/31/2016	$10,308	$10,350	$10,318
6/30/2016	$10,450	$10,532	$10,503
7/31/2016	$10,607	$10,619	$10,569
8/31/2016	$10,654	$10,630	$10,557
9/30/2016	$10,672	$10,633	$10,551
10/31/2016	$10,643	$10,562	$10,470
11/30/2016	$10,420	$10,325	$10,223
12/31/2016	$10,467	$10,355	$10,237
1/31/2017	$10,548	$10,392	$10,257
2/28/2017	$10,616	$10,472	$10,326
3/31/2017	$10,614	$10,469	$10,321
4/30/2017	$10,710	$10,555	$10,400
5/31/2017	$10,779	$10,637	$10,480
6/30/2017	$10,763	$10,628	$10,470
7/31/2017	$10,839	$10,681	$10,515
8/31/2017	$10,894	$10,773	$10,609
9/30/2017	$10,870	$10,735	$10,559
10/31/2017	$10,896	$10,748	$10,565
11/30/2017	$10,880	$10,732	$10,551
12/31/2017	$10,921	$10,779	$10,600
1/31/2018	$10,847	$10,675	$10,478
2/28/2018	$10,752	$10,574	$10,378
3/31/2018	$10,775	$10,627	$10,445
4/30/2018	$10,720	$10,556	$10,367
5/31/2018	$10,745	$10,614	$10,441
6/30/2018	$10,733	$10,599	$10,428
7/31/2018	$10,773	$10,621	$10,431
8/31/2018	$10,813	$10,673	$10,498
9/30/2018	$10,815	$10,627	$10,430
10/31/2018	$10,721	$10,538	$10,348
11/30/2018	$10,722	$10,586	$10,410
12/31/2018	$10,787	$10,751	$10,601
1/31/2019	$10,989	$10,900	$10,713
2/28/2019	$11,010	$10,911	$10,707
3/31/2019	$11,206	$11,109	$10,913
4/30/2019	$11,258	$11,124	$10,916
5/31/2019	$11,379	$11,295	$11,109
6/30/2019	$11,561	$11,454	$11,249
7/31/2019	$11,612	$11,488	$11,274
8/31/2019	$11,811	$11,748	$11,566
9/30/2019	$11,767	$11,697	$11,504
10/31/2019	$11,800	$11,735	$11,539
11/30/2019	$11,803	$11,733	$11,533
12/31/2019	$11,819	$11,750	$11,525
1/31/2020	$12,046	$11,961	$11,747
2/29/2020	$12,151	$12,140	$11,958
3/31/2020	$11,398	$11,903	$11,888
4/30/2020	$11,665	$12,142	$12,099
5/31/2020	$11,869	$12,255	$12,155
6/30/2020	$12,026	$12,357	$12,232
7/31/2020	$12,371	$12,574	$12,415
8/31/2020	$12,353	$12,502	$12,314
9/30/2020	$12,335	$12,479	$12,308
10/31/2020	$12,300	$12,435	$12,253
11/30/2020	$12,534	$12,597	$12,373
12/31/2020	$12,635	$12,641	$12,390
1/31/2021	$12,596	$12,561	$12,301
2/28/2021	$12,478	$12,399	$12,124
3/31/2021	$12,353	$12,255	$11,972
4/30/2021	$12,487	$12,358	$12,067
5/31/2021	$12,532	$12,405	$12,106
6/30/2021	$12,655	$12,495	$12,191
7/31/2021	$12,767	$12,621	$12,328
8/31/2021	$12,758	$12,612	$12,304
9/30/2021	$12,666	$12,505	$12,198
10/31/2021	$12,654	$12,494	$12,194
11/30/2021	$12,651	$12,510	$12,230
12/31/2021	$12,664	$12,501	$12,199
1/31/2022	$12,407	$12,227	$11,936
2/28/2022	$12,240	$12,060	$11,803
3/31/2022	$11,902	$11,737	$11,475
4/30/2022	$11,480	$11,299	$11,040
5/31/2022	$11,441	$11,361	$11,111
6/30/2022	$11,155	$11,134	$10,936
7/31/2022	$11,456	$11,414	$11,204
8/31/2022	$11,181	$11,117	$10,887
9/30/2022	$10,678	$10,638	$10,417
10/31/2022	$10,576	$10,522	$10,282
11/30/2022	$10,925	$10,914	$10,660
12/31/2022	$10,869	$10,877	$10,612
1/31/2023	$11,223	$11,214	$10,938
2/28/2023	$10,962	$10,939	$10,656
3/31/2023	$11,203	$11,195	$10,926
4/30/2023	$11,263	$11,264	$10,992
5/31/2023	$11,124	$11,147	$10,873
6/30/2023	$11,134	$11,130	$10,834
7/31/2023	$11,170	$11,141	$10,826
8/31/2023	$11,119	$11,074	$10,757
9/30/2023	$10,857	$10,810	$10,484
10/31/2023	$10,692	$10,647	$10,318
11/30/2023	$11,174	$11,126	$10,786
12/31/2023	$11,598	$11,548	$11,199
1/31/2024	$11,602	$11,521	$11,168
2/29/2024	$11,479	$11,383	$11,010
3/31/2024	$11,610	$11,494	$11,112
4/30/2024	$11,359	$11,226	$10,831
5/31/2024	$11,545	$11,412	$11,015
6/30/2024	$11,649	$11,516	$11,119
7/31/2024	$11,910	$11,778	$11,379
8/31/2024	$12,098	$11,951	$11,542
9/30/2024	$12,257	$12,115	$11,697
10/31/2024	$11,989	$11,840	$11,407
11/30/2024	$12,129	$11,964	$11,527
12/31/2024	$11,953	$11,784	$11,339
1/31/2025	$12,039	$11,855	$11,399
2/28/2025	$12,286	$12,100	$11,650
3/31/2025	$12,242	$12,097	$11,654
4/30/2025	$12,225	$12,140	$11,700
5/31/2025	$12,188	$12,078	$11,616
6/30/2025	$12,390	$12,266	$11,795
7/31/2025	$12,382	$12,249	$11,763
8/31/2025	$12,528	$12,396	$11,904
9/30/2025	$12,664	$12,527	$12,034
10/31/2025	$12,741	$12,610	$12,109
11/30/2025	$12,819	$12,686	$12,184

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class R3 at NAV	5.68%	0.45%	2.52%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,431,550,565
Holdings Count | Holding	672
Advisory Fees Paid, Amount	$ 10,873,365
InvestmentCompanyPortfolioTurnover	448.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162904
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R4
Trading Symbol	LAPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.95%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,941	$9,966	$9,973
1/31/2016	$9,911	$10,076	$10,110
2/29/2016	$9,914	$10,147	$10,182
3/31/2016	$10,181	$10,272	$10,275
4/30/2016	$10,326	$10,342	$10,315
5/31/2016	$10,321	$10,350	$10,318
6/30/2016	$10,464	$10,532	$10,503
7/31/2016	$10,624	$10,619	$10,569
8/31/2016	$10,673	$10,630	$10,557
9/30/2016	$10,693	$10,633	$10,551
10/31/2016	$10,667	$10,562	$10,470
11/30/2016	$10,445	$10,325	$10,223
12/31/2016	$10,495	$10,355	$10,237
1/31/2017	$10,578	$10,392	$10,257
2/28/2017	$10,648	$10,472	$10,326
3/31/2017	$10,648	$10,469	$10,321
4/30/2017	$10,747	$10,555	$10,400
5/31/2017	$10,818	$10,637	$10,480
6/30/2017	$10,805	$10,628	$10,470
7/31/2017	$10,883	$10,681	$10,515
8/31/2017	$10,940	$10,773	$10,609
9/30/2017	$10,926	$10,735	$10,559
10/31/2017	$10,947	$10,748	$10,565
11/30/2017	$10,933	$10,732	$10,551
12/31/2017	$10,977	$10,779	$10,600
1/31/2018	$10,904	$10,675	$10,478
2/28/2018	$10,818	$10,574	$10,378
3/31/2018	$10,837	$10,627	$10,445
4/30/2018	$10,784	$10,556	$10,367
5/31/2018	$10,811	$10,614	$10,441
6/30/2018	$10,801	$10,599	$10,428
7/31/2018	$10,844	$10,621	$10,431
8/31/2018	$10,886	$10,673	$10,498
9/30/2018	$10,891	$10,627	$10,430
10/31/2018	$10,798	$10,538	$10,348
11/30/2018	$10,801	$10,586	$10,410
12/31/2018	$10,869	$10,751	$10,601
1/31/2019	$11,075	$10,900	$10,713
2/28/2019	$11,099	$10,911	$10,707
3/31/2019	$11,298	$11,109	$10,913
4/30/2019	$11,353	$11,124	$10,916
5/31/2019	$11,478	$11,295	$11,109
6/30/2019	$11,664	$11,454	$11,249
7/31/2019	$11,717	$11,488	$11,274
8/31/2019	$11,920	$11,748	$11,566
9/30/2019	$11,879	$11,697	$11,504
10/31/2019	$11,915	$11,735	$11,539
11/30/2019	$11,920	$11,733	$11,533
12/31/2019	$11,937	$11,750	$11,525
1/31/2020	$12,170	$11,961	$11,747
2/29/2020	$12,270	$12,140	$11,958
3/31/2020	$11,519	$11,903	$11,888
4/30/2020	$11,783	$12,142	$12,099
5/31/2020	$12,000	$12,255	$12,155
6/30/2020	$12,161	$12,357	$12,232
7/31/2020	$12,513	$12,574	$12,415
8/31/2020	$12,505	$12,502	$12,314
9/30/2020	$12,481	$12,479	$12,308
10/31/2020	$12,448	$12,435	$12,253
11/30/2020	$12,688	$12,597	$12,373
12/31/2020	$12,792	$12,641	$12,390
1/31/2021	$12,756	$12,561	$12,301
2/28/2021	$12,639	$12,399	$12,124
3/31/2021	$12,514	$12,255	$11,972
4/30/2021	$12,654	$12,358	$12,067
5/31/2021	$12,709	$12,405	$12,106
6/30/2021	$12,829	$12,495	$12,191
7/31/2021	$12,945	$12,621	$12,328
8/31/2021	$12,947	$12,612	$12,304
9/30/2021	$12,848	$12,505	$12,198
10/31/2021	$12,838	$12,494	$12,194
11/30/2021	$12,838	$12,510	$12,230
12/31/2021	$12,863	$12,501	$12,199
1/31/2022	$12,604	$12,227	$11,936
2/28/2022	$12,429	$12,060	$11,803
3/31/2022	$12,088	$11,737	$11,475
4/30/2022	$11,662	$11,299	$11,040
5/31/2022	$11,624	$11,361	$11,111
6/30/2022	$11,336	$11,134	$10,936
7/31/2022	$11,653	$11,414	$11,204
8/31/2022	$11,368	$11,117	$10,887
9/30/2022	$10,867	$10,638	$10,417
10/31/2022	$10,756	$10,522	$10,282
11/30/2022	$11,122	$10,914	$10,660
12/31/2022	$11,060	$10,877	$10,612
1/31/2023	$11,422	$11,214	$10,938
2/28/2023	$11,158	$10,939	$10,656
3/31/2023	$11,406	$11,195	$10,926
4/30/2023	$11,478	$11,264	$10,992
5/31/2023	$11,339	$11,147	$10,873
6/30/2023	$11,343	$11,130	$10,834
7/31/2023	$11,391	$11,141	$10,826
8/31/2023	$11,332	$11,074	$10,757
9/30/2023	$11,067	$10,810	$10,484
10/31/2023	$10,902	$10,647	$10,318
11/30/2023	$11,405	$11,126	$10,786
12/31/2023	$11,831	$11,548	$11,199
1/31/2024	$11,837	$11,521	$11,168
2/29/2024	$11,723	$11,383	$11,010
3/31/2024	$11,849	$11,494	$11,112
4/30/2024	$11,596	$11,226	$10,831
5/31/2024	$11,788	$11,412	$11,015
6/30/2024	$11,897	$11,516	$11,119
7/31/2024	$12,175	$11,778	$11,379
8/31/2024	$12,360	$11,951	$11,542
9/30/2024	$12,535	$12,115	$11,697
10/31/2024	$12,254	$11,840	$11,407
11/30/2024	$12,400	$11,964	$11,527
12/31/2024	$12,222	$11,784	$11,339
1/31/2025	$12,313	$11,855	$11,399
2/28/2025	$12,568	$12,100	$11,650
3/31/2025	$12,535	$12,097	$11,654
4/30/2025	$12,521	$12,140	$11,700
5/31/2025	$12,476	$12,078	$11,616
6/30/2025	$12,684	$12,266	$11,795
7/31/2025	$12,679	$12,249	$11,763
8/31/2025	$12,831	$12,396	$11,904
9/30/2025	$12,983	$12,527	$12,034
10/31/2025	$13,055	$12,610	$12,109
11/30/2025	$13,137	$12,686	$12,184

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class R4 at NAV	5.95%	0.70%	2.77%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,431,550,565
Holdings Count | Holding	672
Advisory Fees Paid, Amount	$ 10,873,365
InvestmentCompanyPortfolioTurnover	448.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162905
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R5
Trading Symbol	LAPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.21%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,943	$9,966	$9,973
1/31/2016	$9,914	$10,076	$10,110
2/29/2016	$9,920	$10,147	$10,182
3/31/2016	$10,189	$10,272	$10,275
4/30/2016	$10,336	$10,342	$10,315
5/31/2016	$10,333	$10,350	$10,318
6/30/2016	$10,479	$10,532	$10,503
7/31/2016	$10,641	$10,619	$10,569
8/31/2016	$10,692	$10,630	$10,557
9/30/2016	$10,715	$10,633	$10,551
10/31/2016	$10,691	$10,562	$10,470
11/30/2016	$10,470	$10,325	$10,223
12/31/2016	$10,523	$10,355	$10,237
1/31/2017	$10,609	$10,392	$10,257
2/28/2017	$10,681	$10,472	$10,326
3/31/2017	$10,683	$10,469	$10,321
4/30/2017	$10,785	$10,555	$10,400
5/31/2017	$10,858	$10,637	$10,480
6/30/2017	$10,847	$10,628	$10,470
7/31/2017	$10,928	$10,681	$10,515
8/31/2017	$10,987	$10,773	$10,609
9/30/2017	$10,975	$10,735	$10,559
10/31/2017	$10,999	$10,748	$10,565
11/30/2017	$10,988	$10,732	$10,551
12/31/2017	$11,033	$10,779	$10,600
1/31/2018	$10,963	$10,675	$10,478
2/28/2018	$10,878	$10,574	$10,378
3/31/2018	$10,899	$10,627	$10,445
4/30/2018	$10,848	$10,556	$10,367
5/31/2018	$10,878	$10,614	$10,441
6/30/2018	$10,870	$10,599	$10,428
7/31/2018	$10,916	$10,621	$10,431
8/31/2018	$10,960	$10,673	$10,498
9/30/2018	$10,967	$10,627	$10,430
10/31/2018	$10,876	$10,538	$10,348
11/30/2018	$10,881	$10,586	$10,410
12/31/2018	$10,952	$10,751	$10,601
1/31/2019	$11,162	$10,900	$10,713
2/28/2019	$11,188	$10,911	$10,707
3/31/2019	$11,391	$11,109	$10,913
4/30/2019	$11,449	$11,124	$10,916
5/31/2019	$11,577	$11,295	$11,109
6/30/2019	$11,767	$11,454	$11,249
7/31/2019	$11,823	$11,488	$11,274
8/31/2019	$12,031	$11,748	$11,566
9/30/2019	$11,992	$11,697	$11,504
10/31/2019	$12,030	$11,735	$11,539
11/30/2019	$12,038	$11,733	$11,533
12/31/2019	$12,058	$11,750	$11,525
1/31/2020	$12,296	$11,961	$11,747
2/29/2020	$12,407	$12,140	$11,958
3/31/2020	$11,644	$11,903	$11,888
4/30/2020	$11,921	$12,142	$12,099
5/31/2020	$12,142	$12,255	$12,155
6/30/2020	$12,300	$12,357	$12,232
7/31/2020	$12,666	$12,574	$12,415
8/31/2020	$12,654	$12,502	$12,314
9/30/2020	$12,632	$12,479	$12,308
10/31/2020	$12,601	$12,435	$12,253
11/30/2020	$12,847	$12,597	$12,373
12/31/2020	$12,955	$12,641	$12,390
1/31/2021	$12,930	$12,561	$12,301
2/28/2021	$12,805	$12,399	$12,124
3/31/2021	$12,690	$12,255	$11,972
4/30/2021	$12,825	$12,358	$12,067
5/31/2021	$12,884	$12,405	$12,106
6/30/2021	$13,016	$12,495	$12,191
7/31/2021	$13,128	$12,621	$12,328
8/31/2021	$13,133	$12,612	$12,304
9/30/2021	$13,034	$12,505	$12,198
10/31/2021	$13,028	$12,494	$12,194
11/30/2021	$13,038	$12,510	$12,230
12/31/2021	$13,057	$12,501	$12,199
1/31/2022	$12,797	$12,227	$11,936
2/28/2022	$12,631	$12,060	$11,803
3/31/2022	$12,279	$11,737	$11,475
4/30/2022	$11,848	$11,299	$11,040
5/31/2022	$11,813	$11,361	$11,111
6/30/2022	$11,522	$11,134	$10,936
7/31/2022	$11,848	$11,414	$11,204
8/31/2022	$11,560	$11,117	$10,887
9/30/2022	$11,054	$10,638	$10,417
10/31/2022	$10,944	$10,522	$10,282
11/30/2022	$11,319	$10,914	$10,660
12/31/2022	$11,257	$10,877	$10,612
1/31/2023	$11,637	$11,214	$10,938
2/28/2023	$11,363	$10,939	$10,656
3/31/2023	$11,617	$11,195	$10,926
4/30/2023	$11,693	$11,264	$10,992
5/31/2023	$11,554	$11,147	$10,873
6/30/2023	$11,560	$11,130	$10,834
7/31/2023	$11,612	$11,141	$10,826
8/31/2023	$11,554	$11,074	$10,757
9/30/2023	$11,287	$10,810	$10,484
10/31/2023	$11,121	$10,647	$10,318
11/30/2023	$11,636	$11,126	$10,786
12/31/2023	$12,073	$11,548	$11,199
1/31/2024	$12,091	$11,521	$11,168
2/29/2024	$11,968	$11,383	$11,010
3/31/2024	$12,100	$11,494	$11,112
4/30/2024	$11,853	$11,226	$10,831
5/31/2024	$12,043	$11,412	$11,015
6/30/2024	$12,165	$11,516	$11,119
7/31/2024	$12,443	$11,778	$11,379
8/31/2024	$12,634	$11,951	$11,542
9/30/2024	$12,816	$12,115	$11,697
10/31/2024	$12,541	$11,840	$11,407
11/30/2024	$12,683	$11,964	$11,527
12/31/2024	$12,504	$11,784	$11,339
1/31/2025	$12,600	$11,855	$11,399
2/28/2025	$12,863	$12,100	$11,650
3/31/2025	$12,832	$12,097	$11,654
4/30/2025	$12,820	$12,140	$11,700
5/31/2025	$12,776	$12,078	$11,616
6/30/2025	$12,993	$12,266	$11,795
7/31/2025	$12,990	$12,249	$11,763
8/31/2025	$13,149	$12,396	$11,904
9/30/2025	$13,307	$12,527	$12,034
10/31/2025	$13,384	$12,610	$12,109
11/30/2025	$13,471	$12,686	$12,184

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class R5 at NAV	6.21%	0.95%	3.03%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,431,550,565
Holdings Count | Holding	672
Advisory Fees Paid, Amount	$ 10,873,365
InvestmentCompanyPortfolioTurnover	448.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162906
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	LAPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.32%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,944	$9,966	$9,973
1/31/2016	$9,917	$10,076	$10,110
2/29/2016	$9,923	$10,147	$10,182
3/31/2016	$10,194	$10,272	$10,275
4/30/2016	$10,343	$10,342	$10,315
5/31/2016	$10,340	$10,350	$10,318
6/30/2016	$10,488	$10,532	$10,503
7/31/2016	$10,651	$10,619	$10,569
8/31/2016	$10,704	$10,630	$10,557
9/30/2016	$10,728	$10,633	$10,551
10/31/2016	$10,705	$10,562	$10,470
11/30/2016	$10,486	$10,325	$10,223
12/31/2016	$10,539	$10,355	$10,237
1/31/2017	$10,627	$10,392	$10,257
2/28/2017	$10,700	$10,472	$10,326
3/31/2017	$10,704	$10,469	$10,321
4/30/2017	$10,807	$10,555	$10,400
5/31/2017	$10,881	$10,637	$10,480
6/30/2017	$10,870	$10,628	$10,470
7/31/2017	$10,953	$10,681	$10,515
8/31/2017	$11,013	$10,773	$10,609
9/30/2017	$11,001	$10,735	$10,559
10/31/2017	$11,027	$10,748	$10,565
11/30/2017	$11,016	$10,732	$10,551
12/31/2017	$11,062	$10,779	$10,600
1/31/2018	$11,000	$10,675	$10,478
2/28/2018	$10,909	$10,574	$10,378
3/31/2018	$10,928	$10,627	$10,445
4/30/2018	$10,879	$10,556	$10,367
5/31/2018	$10,909	$10,614	$10,441
6/30/2018	$10,902	$10,599	$10,428
7/31/2018	$10,947	$10,621	$10,431
8/31/2018	$10,992	$10,673	$10,498
9/30/2018	$10,999	$10,627	$10,430
10/31/2018	$10,908	$10,538	$10,348
11/30/2018	$10,913	$10,586	$10,410
12/31/2018	$10,984	$10,751	$10,601
1/31/2019	$11,195	$10,900	$10,713
2/28/2019	$11,221	$10,911	$10,707
3/31/2019	$11,424	$11,109	$10,913
4/30/2019	$11,483	$11,124	$10,916
5/31/2019	$11,611	$11,295	$11,109
6/30/2019	$11,802	$11,454	$11,249
7/31/2019	$11,859	$11,488	$11,274
8/31/2019	$12,067	$11,748	$11,566
9/30/2019	$12,028	$11,697	$11,504
10/31/2019	$12,067	$11,735	$11,539
11/30/2019	$12,075	$11,733	$11,533
12/31/2019	$12,096	$11,750	$11,525
1/31/2020	$12,342	$11,961	$11,747
2/29/2020	$12,446	$12,140	$11,958
3/31/2020	$11,688	$11,903	$11,888
4/30/2020	$11,960	$12,142	$12,099
5/31/2020	$12,182	$12,255	$12,155
6/30/2020	$12,350	$12,357	$12,232
7/31/2020	$12,710	$12,574	$12,415
8/31/2020	$12,699	$12,502	$12,314
9/30/2020	$12,686	$12,479	$12,308
10/31/2020	$12,656	$12,435	$12,253
11/30/2020	$12,904	$12,597	$12,373
12/31/2020	$13,005	$12,641	$12,390
1/31/2021	$12,980	$12,561	$12,301
2/28/2021	$12,856	$12,399	$12,124
3/31/2021	$12,742	$12,255	$11,972
4/30/2021	$12,878	$12,358	$12,067
5/31/2021	$12,939	$12,405	$12,106
6/30/2021	$13,073	$12,495	$12,191
7/31/2021	$13,187	$12,621	$12,328
8/31/2021	$13,193	$12,612	$12,304
9/30/2021	$13,096	$12,505	$12,198
10/31/2021	$13,090	$12,494	$12,194
11/30/2021	$13,101	$12,510	$12,230
12/31/2021	$13,122	$12,501	$12,199
1/31/2022	$12,861	$12,227	$11,936
2/28/2022	$12,695	$12,060	$11,803
3/31/2022	$12,342	$11,737	$11,475
4/30/2022	$11,919	$11,299	$11,040
5/31/2022	$11,876	$11,361	$11,111
6/30/2022	$11,593	$11,134	$10,936
7/31/2022	$11,912	$11,414	$11,204
8/31/2022	$11,632	$11,117	$10,887
9/30/2022	$11,114	$10,638	$10,417
10/31/2022	$11,014	$10,522	$10,282
11/30/2022	$11,382	$10,914	$10,660
12/31/2022	$11,321	$10,877	$10,612
1/31/2023	$11,703	$11,214	$10,938
2/28/2023	$11,427	$10,939	$10,656
3/31/2023	$11,693	$11,195	$10,926
4/30/2023	$11,760	$11,264	$10,992
5/31/2023	$11,621	$11,147	$10,873
6/30/2023	$11,628	$11,130	$10,834
7/31/2023	$11,681	$11,141	$10,826
8/31/2023	$11,623	$11,074	$10,757
9/30/2023	$11,355	$10,810	$10,484
10/31/2023	$11,189	$10,647	$10,318
11/30/2023	$11,709	$11,126	$10,786
12/31/2023	$12,159	$11,548	$11,199
1/31/2024	$12,168	$11,521	$11,168
2/29/2024	$12,045	$11,383	$11,010
3/31/2024	$12,178	$11,494	$11,112
4/30/2024	$11,921	$11,226	$10,831
5/31/2024	$12,122	$11,412	$11,015
6/30/2024	$12,237	$11,516	$11,119
7/31/2024	$12,527	$11,778	$11,379
8/31/2024	$12,720	$11,951	$11,542
9/30/2024	$12,903	$12,115	$11,697
10/31/2024	$12,627	$11,840	$11,407
11/30/2024	$12,771	$11,964	$11,527
12/31/2024	$12,592	$11,784	$11,339
1/31/2025	$12,689	$11,855	$11,399
2/28/2025	$12,954	$12,100	$11,650
3/31/2025	$12,924	$12,097	$11,654
4/30/2025	$12,913	$12,140	$11,700
5/31/2025	$12,871	$12,078	$11,616
6/30/2025	$13,090	$12,266	$11,795
7/31/2025	$13,088	$12,249	$11,763
8/31/2025	$13,249	$12,396	$11,904
9/30/2025	$13,410	$12,527	$12,034
10/31/2025	$13,489	$12,610	$12,109
11/30/2025	$13,578	$12,686	$12,184

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class R6 at NAV	6.32%	1.02%	3.11%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,431,550,565
Holdings Count | Holding	672
Advisory Fees Paid, Amount	$ 10,873,365
InvestmentCompanyPortfolioTurnover	448.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000055470
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class A
Trading Symbol	LFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.75%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,780	$10,000	$10,000	$10,000
12/31/2015	$9,717	$9,895	$9,905	$9,968
1/31/2016	$9,665	$9,830	$9,833	$10,105
2/29/2016	$9,645	$9,779	$9,778	$10,177
3/31/2016	$9,883	$10,048	$10,037	$10,270
4/30/2016	$10,066	$10,248	$10,227	$10,309
5/31/2016	$10,150	$10,339	$10,320	$10,312
6/30/2016	$10,157	$10,341	$10,324	$10,497
7/31/2016	$10,299	$10,489	$10,469	$10,564
8/31/2016	$10,387	$10,568	$10,551	$10,552
9/30/2016	$10,459	$10,659	$10,644	$10,545
10/31/2016	$10,520	$10,747	$10,725	$10,465
11/30/2016	$10,558	$10,775	$10,760	$10,217
12/31/2016	$10,678	$10,900	$10,883	$10,232
1/31/2017	$10,741	$10,961	$10,941	$10,252
2/28/2017	$10,781	$11,016	$11,006	$10,321
3/31/2017	$10,775	$11,025	$11,014	$10,315
4/30/2017	$10,815	$11,073	$11,062	$10,395
5/31/2017	$10,843	$11,114	$11,104	$10,475
6/30/2017	$10,823	$11,109	$11,097	$10,464
7/31/2017	$10,911	$11,185	$11,184	$10,509
8/31/2017	$10,892	$11,180	$11,169	$10,603
9/30/2017	$10,944	$11,224	$11,214	$10,553
10/31/2017	$11,021	$11,291	$11,288	$10,559
11/30/2017	$11,049	$11,304	$11,302	$10,546
12/31/2017	$11,090	$11,349	$11,346	$10,594
1/31/2018	$11,206	$11,458	$11,468	$10,472
2/28/2018	$11,211	$11,481	$11,489	$10,373
3/31/2018	$11,220	$11,513	$11,525	$10,439
4/30/2018	$11,279	$11,561	$11,581	$10,362
5/31/2018	$11,290	$11,580	$11,604	$10,435
6/30/2018	$11,301	$11,594	$11,615	$10,423
7/31/2018	$11,375	$11,679	$11,712	$10,425
8/31/2018	$11,425	$11,726	$11,760	$10,492
9/30/2018	$11,499	$11,807	$11,840	$10,425
10/31/2018	$11,463	$11,803	$11,841	$10,342
11/30/2018	$11,352	$11,697	$11,744	$10,404
12/31/2018	$11,065	$11,399	$11,475	$10,595
1/31/2019	$11,274	$11,689	$11,739	$10,708
2/28/2019	$11,463	$11,875	$11,923	$10,701
3/31/2019	$11,442	$11,855	$11,909	$10,907
4/30/2019	$11,636	$12,050	$12,098	$10,910
5/31/2019	$11,588	$12,024	$12,070	$11,103
6/30/2019	$11,629	$12,053	$12,097	$11,243
7/31/2019	$11,712	$12,150	$12,192	$11,268
8/31/2019	$11,661	$12,117	$12,157	$11,560
9/30/2019	$11,700	$12,173	$12,209	$11,498
10/31/2019	$11,607	$12,118	$12,149	$11,533
11/30/2019	$11,681	$12,190	$12,216	$11,527
12/31/2019	$11,877	$12,384	$12,413	$11,519
1/31/2020	$11,900	$12,453	$12,479	$11,740
2/29/2020	$11,676	$12,289	$12,310	$11,952
3/31/2020	$10,006	$10,769	$10,776	$11,881
4/30/2020	$10,283	$11,253	$11,238	$12,093
5/31/2020	$10,679	$11,681	$11,666	$12,149
6/30/2020	$10,761	$11,814	$11,823	$12,225
7/31/2020	$10,966	$12,045	$12,045	$12,408
8/31/2020	$11,132	$12,225	$12,226	$12,308
9/30/2020	$11,168	$12,302	$12,310	$12,301
10/31/2020	$11,192	$12,327	$12,332	$12,246
11/30/2020	$11,497	$12,602	$12,595	$12,366
12/31/2020	$11,675	$12,771	$12,758	$12,383
1/31/2021	$11,799	$12,923	$12,920	$12,295
2/28/2021	$11,879	$12,999	$13,007	$12,117
3/31/2021	$11,888	$12,999	$13,014	$11,966
4/30/2021	$11,937	$13,065	$13,081	$12,060
5/31/2021	$12,020	$13,141	$13,148	$12,100
6/30/2021	$12,102	$13,190	$13,202	$12,185
7/31/2021	$12,070	$13,188	$13,202	$12,321
8/31/2021	$12,138	$13,251	$13,266	$12,297
9/30/2021	$12,220	$13,336	$13,352	$12,191
10/31/2021	$12,245	$13,372	$13,383	$12,188
11/30/2021	$12,195	$13,350	$13,363	$12,224
12/31/2021	$12,274	$13,436	$13,447	$12,192
1/31/2022	$12,295	$13,484	$13,495	$11,930
2/28/2022	$12,226	$13,415	$13,428	$11,797
3/31/2022	$12,263	$13,422	$13,434	$11,469
4/30/2022	$12,241	$13,451	$13,457	$11,034
5/31/2022	$11,940	$13,107	$13,119	$11,105
6/30/2022	$11,626	$12,823	$12,849	$10,931
7/31/2022	$11,869	$13,096	$13,089	$11,198
8/31/2022	$12,027	$13,294	$13,290	$10,881
9/30/2022	$11,768	$12,991	$13,002	$10,411
10/31/2022	$11,893	$13,120	$13,112	$10,276
11/30/2022	$12,035	$13,277	$13,258	$10,654
12/31/2022	$12,048	$13,332	$13,305	$10,606
1/31/2023	$12,324	$13,688	$13,646	$10,932
2/28/2023	$12,390	$13,766	$13,732	$10,650
3/31/2023	$12,407	$13,762	$13,719	$10,920
4/30/2023	$12,520	$13,907	$13,849	$10,987
5/31/2023	$12,500	$13,881	$13,837	$10,867
6/30/2023	$12,808	$14,196	$14,147	$10,828
7/31/2023	$12,962	$14,378	$14,331	$10,821
8/31/2023	$13,106	$14,547	$14,496	$10,751
9/30/2023	$13,198	$14,687	$14,623	$10,478
10/31/2023	$13,164	$14,684	$14,628	$10,313
11/30/2023	$13,357	$14,863	$14,802	$10,780
12/31/2023	$13,571	$15,108	$15,040	$11,193
1/31/2024	$13,669	$15,210	$15,158	$11,162
2/29/2024	$13,796	$15,348	$15,293	$11,004
3/31/2024	$13,932	$15,479	$15,420	$11,106
4/30/2024	$14,024	$15,572	$15,525	$10,825
5/31/2024	$14,136	$15,718	$15,666	$11,009
6/30/2024	$14,186	$15,773	$15,709	$11,113
7/31/2024	$14,285	$15,881	$15,824	$11,373
8/31/2024	$14,369	$15,978	$15,918	$11,536
9/30/2024	$14,467	$16,096	$16,035	$11,690
10/31/2024	$14,578	$16,234	$16,171	$11,401
11/30/2024	$14,707	$16,365	$16,306	$11,521
12/31/2024	$14,764	$16,461	$16,401	$11,332
1/31/2025	$14,853	$16,575	$16,520	$11,393
2/28/2025	$14,881	$16,592	$16,545	$11,643
3/31/2025	$14,824	$16,540	$16,502	$11,648
4/30/2025	$14,769	$16,531	$16,491	$11,693
5/31/2025	$15,008	$16,784	$16,753	$11,610
6/30/2025	$15,132	$16,923	$16,887	$11,788
7/31/2025	$15,235	$17,071	$17,026	$11,757
8/31/2025	$15,305	$17,140	$17,089	$11,898
9/30/2025	$15,395	$17,222	$17,171	$12,028
10/31/2025	$15,465	$17,260	$17,222	$12,103
11/30/2025	$15,552	$17,315	$17,258	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	5.75%	6.23%	4.75%
Class A with sales charge	3.35%	5.74%	4.51%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,570,815,757
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 21,895,114
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000055472
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class C
Trading Symbol	LARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.43%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.22%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,941	$9,895	$9,905	$9,968
1/31/2016	$9,883	$9,830	$9,833	$10,105
2/29/2016	$9,858	$9,779	$9,778	$10,177
3/31/2016	$10,096	$10,048	$10,037	$10,270
4/30/2016	$10,277	$10,248	$10,227	$10,309
5/31/2016	$10,358	$10,339	$10,320	$10,312
6/30/2016	$10,359	$10,341	$10,324	$10,497
7/31/2016	$10,487	$10,489	$10,469	$10,564
8/31/2016	$10,571	$10,568	$10,551	$10,552
9/30/2016	$10,651	$10,659	$10,644	$10,545
10/31/2016	$10,695	$10,747	$10,725	$10,465
11/30/2016	$10,729	$10,775	$10,760	$10,217
12/31/2016	$10,856	$10,900	$10,883	$10,232
1/31/2017	$10,903	$10,961	$10,941	$10,252
2/28/2017	$10,950	$11,016	$11,006	$10,321
3/31/2017	$10,939	$11,025	$11,014	$10,315
4/30/2017	$10,973	$11,073	$11,062	$10,395
5/31/2017	$10,995	$11,114	$11,104	$10,475
6/30/2017	$10,970	$11,109	$11,097	$10,464
7/31/2017	$11,041	$11,185	$11,184	$10,509
8/31/2017	$11,028	$11,180	$11,169	$10,603
9/30/2017	$11,074	$11,224	$11,214	$10,553
10/31/2017	$11,146	$11,291	$11,288	$10,559
11/30/2017	$11,156	$11,304	$11,302	$10,546
12/31/2017	$11,191	$11,349	$11,346	$10,594
1/31/2018	$11,314	$11,458	$11,468	$10,472
2/28/2018	$11,301	$11,481	$11,489	$10,373
3/31/2018	$11,317	$11,513	$11,525	$10,439
4/30/2018	$11,370	$11,561	$11,581	$10,362
5/31/2018	$11,375	$11,580	$11,604	$10,435
6/30/2018	$11,380	$11,594	$11,615	$10,423
7/31/2018	$11,449	$11,679	$11,712	$10,425
8/31/2018	$11,493	$11,726	$11,760	$10,492
9/30/2018	$11,562	$11,807	$11,840	$10,425
10/31/2018	$11,520	$11,803	$11,841	$10,342
11/30/2018	$11,390	$11,697	$11,744	$10,404
12/31/2018	$11,095	$11,399	$11,475	$10,595
1/31/2019	$11,312	$11,689	$11,739	$10,708
2/28/2019	$11,496	$11,875	$11,923	$10,701
3/31/2019	$11,469	$11,855	$11,909	$10,907
4/30/2019	$11,644	$12,050	$12,098	$10,910
5/31/2019	$11,603	$12,024	$12,070	$11,103
6/30/2019	$11,625	$12,053	$12,097	$11,243
7/31/2019	$11,714	$12,150	$12,192	$11,268
8/31/2019	$11,645	$12,117	$12,157	$11,560
9/30/2019	$11,691	$12,173	$12,209	$11,498
10/31/2019	$11,592	$12,118	$12,149	$11,533
11/30/2019	$11,660	$12,190	$12,216	$11,527
12/31/2019	$11,835	$12,384	$12,413	$11,519
1/31/2020	$11,865	$12,453	$12,479	$11,740
2/29/2020	$11,636	$12,289	$12,310	$11,952
3/31/2020	$9,968	$10,769	$10,776	$11,881
4/30/2020	$10,239	$11,253	$11,238	$12,093
5/31/2020	$10,627	$11,681	$11,666	$12,149
6/30/2020	$10,703	$11,814	$11,823	$12,225
7/31/2020	$10,888	$12,045	$12,045	$12,408
8/31/2020	$11,046	$12,225	$12,226	$12,308
9/30/2020	$11,091	$12,302	$12,310	$12,301
10/31/2020	$11,109	$12,327	$12,332	$12,246
11/30/2020	$11,391	$12,602	$12,595	$12,366
12/31/2020	$11,562	$12,771	$12,758	$12,383
1/31/2021	$11,678	$12,923	$12,920	$12,295
2/28/2021	$11,752	$12,999	$13,007	$12,117
3/31/2021	$11,754	$12,999	$13,014	$11,966
4/30/2021	$11,811	$13,065	$13,081	$12,060
5/31/2021	$11,887	$13,141	$13,148	$12,100
6/30/2021	$11,948	$13,190	$13,202	$12,185
7/31/2021	$11,925	$13,188	$13,202	$12,321
8/31/2021	$11,972	$13,251	$13,266	$12,297
9/30/2021	$12,061	$13,336	$13,352	$12,191
10/31/2021	$12,064	$13,372	$13,383	$12,188
11/30/2021	$12,009	$13,350	$13,363	$12,224
12/31/2021	$12,096	$13,436	$13,447	$12,192
1/31/2022	$12,109	$13,484	$13,495	$11,930
2/28/2022	$12,036	$13,415	$13,428	$11,797
3/31/2022	$12,066	$13,422	$13,434	$11,469
4/30/2022	$12,023	$13,451	$13,457	$11,034
5/31/2022	$11,736	$13,107	$13,119	$11,105
6/30/2022	$11,421	$12,823	$12,849	$10,931
7/31/2022	$11,654	$13,096	$13,089	$11,198
8/31/2022	$11,788	$13,294	$13,290	$10,881
9/30/2022	$11,543	$12,991	$13,002	$10,411
10/31/2022	$11,659	$13,120	$13,112	$10,276
11/30/2022	$11,777	$13,277	$13,258	$10,654
12/31/2022	$11,784	$13,332	$13,305	$10,606
1/31/2023	$12,062	$13,688	$13,646	$10,932
2/28/2023	$12,120	$13,766	$13,732	$10,650
3/31/2023	$12,115	$13,762	$13,719	$10,920
4/30/2023	$12,219	$13,907	$13,849	$10,987
5/31/2023	$12,209	$13,881	$13,837	$10,867
6/30/2023	$12,487	$14,196	$14,147	$10,828
7/31/2023	$12,647	$14,378	$14,331	$10,821
8/31/2023	$12,765	$14,547	$14,496	$10,751
9/30/2023	$12,863	$14,687	$14,623	$10,478
10/31/2023	$12,823	$14,684	$14,628	$10,313
11/30/2023	$13,005	$14,863	$14,802	$10,780
12/31/2023	$13,206	$15,108	$15,040	$11,193
1/31/2024	$13,278	$15,210	$15,158	$11,162
2/29/2024	$13,396	$15,348	$15,293	$11,004
3/31/2024	$13,537	$15,479	$15,420	$11,106
4/30/2024	$13,603	$15,572	$15,525	$10,825
5/31/2024	$13,722	$15,718	$15,666	$11,009
6/30/2024	$13,746	$15,773	$15,709	$11,113
7/31/2024	$13,835	$15,881	$15,824	$11,373
8/31/2024	$13,910	$15,978	$15,918	$11,536
9/30/2024	$13,998	$16,096	$16,035	$11,690
10/31/2024	$14,115	$16,234	$16,171	$11,401
11/30/2024	$14,215	$16,365	$16,306	$11,521
12/31/2024	$14,280	$16,461	$16,401	$11,332
1/31/2025	$14,359	$16,575	$16,520	$11,393
2/28/2025	$14,379	$16,592	$16,545	$11,643
3/31/2025	$14,317	$16,540	$16,502	$11,648
4/30/2025	$14,238	$16,531	$16,491	$11,693
5/31/2025	$14,479	$16,784	$16,753	$11,610
6/30/2025	$14,592	$16,923	$16,887	$11,788
7/31/2025	$14,683	$17,071	$17,026	$11,757
8/31/2025	$14,743	$17,140	$17,089	$11,898
9/30/2025	$14,822	$17,222	$17,171	$12,028
10/31/2025	$14,863	$17,260	$17,222	$12,103
11/30/2025	$14,958	$17,315	$17,258	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	5.22%	5.60%	4.11%
Class C with sales charge	4.24%	5.60%	4.11%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,570,815,757
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 21,895,114
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000055473
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class F
Trading Symbol	LFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.98%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,936	$9,895	$9,905	$9,968
1/31/2016	$9,883	$9,830	$9,833	$10,105
2/29/2016	$9,875	$9,779	$9,778	$10,177
3/31/2016	$10,109	$10,048	$10,037	$10,270
4/30/2016	$10,296	$10,248	$10,227	$10,309
5/31/2016	$10,384	$10,339	$10,320	$10,312
6/30/2016	$10,391	$10,341	$10,324	$10,497
7/31/2016	$10,537	$10,489	$10,469	$10,564
8/31/2016	$10,628	$10,568	$10,551	$10,552
9/30/2016	$10,703	$10,659	$10,644	$10,545
10/31/2016	$10,766	$10,747	$10,725	$10,465
11/30/2016	$10,806	$10,775	$10,760	$10,217
12/31/2016	$10,929	$10,900	$10,883	$10,232
1/31/2017	$10,995	$10,961	$10,941	$10,252
2/28/2017	$11,049	$11,016	$11,006	$10,321
3/31/2017	$11,032	$11,025	$11,014	$10,315
4/30/2017	$11,073	$11,073	$11,062	$10,395
5/31/2017	$11,102	$11,114	$11,104	$10,475
6/30/2017	$11,083	$11,109	$11,097	$10,464
7/31/2017	$11,175	$11,185	$11,184	$10,509
8/31/2017	$11,156	$11,180	$11,169	$10,603
9/30/2017	$11,210	$11,224	$11,214	$10,553
10/31/2017	$11,290	$11,291	$11,288	$10,559
11/30/2017	$11,319	$11,304	$11,302	$10,546
12/31/2017	$11,362	$11,349	$11,346	$10,594
1/31/2018	$11,482	$11,458	$11,468	$10,472
2/28/2018	$11,488	$11,481	$11,489	$10,373
3/31/2018	$11,498	$11,513	$11,525	$10,439
4/30/2018	$11,559	$11,561	$11,581	$10,362
5/31/2018	$11,572	$11,580	$11,604	$10,435
6/30/2018	$11,583	$11,594	$11,615	$10,423
7/31/2018	$11,660	$11,679	$11,712	$10,425
8/31/2018	$11,713	$11,726	$11,760	$10,492
9/30/2018	$11,790	$11,807	$11,840	$10,425
10/31/2018	$11,754	$11,803	$11,841	$10,342
11/30/2018	$11,641	$11,697	$11,744	$10,404
12/31/2018	$11,346	$11,399	$11,475	$10,595
1/31/2019	$11,562	$11,689	$11,739	$10,708
2/28/2019	$11,757	$11,875	$11,923	$10,701
3/31/2019	$11,736	$11,855	$11,909	$10,907
4/30/2019	$11,937	$12,050	$12,098	$10,910
5/31/2019	$11,888	$12,024	$12,070	$11,103
6/30/2019	$11,931	$12,053	$12,097	$11,243
7/31/2019	$12,017	$12,150	$12,192	$11,268
8/31/2019	$11,966	$12,117	$12,157	$11,560
9/30/2019	$12,007	$12,173	$12,209	$11,498
10/31/2019	$11,912	$12,118	$12,149	$11,533
11/30/2019	$11,989	$12,190	$12,216	$11,527
12/31/2019	$12,192	$12,384	$12,413	$11,519
1/31/2020	$12,216	$12,453	$12,479	$11,740
2/29/2020	$11,986	$12,289	$12,310	$11,952
3/31/2020	$10,271	$10,769	$10,776	$11,881
4/30/2020	$10,557	$11,253	$11,238	$12,093
5/31/2020	$10,964	$11,681	$11,666	$12,149
6/30/2020	$11,049	$11,814	$11,823	$12,225
7/31/2020	$11,261	$12,045	$12,045	$12,408
8/31/2020	$11,432	$12,225	$12,226	$12,308
9/30/2020	$11,471	$12,302	$12,310	$12,301
10/31/2020	$11,496	$12,327	$12,332	$12,246
11/30/2020	$11,810	$12,602	$12,595	$12,366
12/31/2020	$11,995	$12,771	$12,758	$12,383
1/31/2021	$12,123	$12,923	$12,920	$12,295
2/28/2021	$12,206	$12,999	$13,007	$12,117
3/31/2021	$12,216	$12,999	$13,014	$11,966
4/30/2021	$12,268	$13,065	$13,081	$12,060
5/31/2021	$12,369	$13,141	$13,148	$12,100
6/30/2021	$12,439	$13,190	$13,202	$12,185
7/31/2021	$12,422	$13,188	$13,202	$12,321
8/31/2021	$12,479	$13,251	$13,266	$12,297
9/30/2021	$12,564	$13,336	$13,352	$12,191
10/31/2021	$12,590	$13,372	$13,383	$12,188
11/30/2021	$12,539	$13,350	$13,363	$12,224
12/31/2021	$12,637	$13,436	$13,447	$12,192
1/31/2022	$12,644	$13,484	$13,495	$11,930
2/28/2022	$12,574	$13,415	$13,428	$11,797
3/31/2022	$12,614	$13,422	$13,434	$11,469
4/30/2022	$12,592	$13,451	$13,457	$11,034
5/31/2022	$12,283	$13,107	$13,119	$11,105
6/30/2022	$11,975	$12,823	$12,849	$10,931
7/31/2022	$12,227	$13,096	$13,089	$11,198
8/31/2022	$12,375	$13,294	$13,290	$10,881
9/30/2022	$12,125	$12,991	$13,002	$10,411
10/31/2022	$12,255	$13,120	$13,112	$10,276
11/30/2022	$12,386	$13,277	$13,258	$10,654
12/31/2022	$12,401	$13,332	$13,305	$10,606
1/31/2023	$12,702	$13,688	$13,646	$10,932
2/28/2023	$12,770	$13,766	$13,732	$10,650
3/31/2023	$12,773	$13,762	$13,719	$10,920
4/30/2023	$12,891	$13,907	$13,849	$10,987
5/31/2023	$12,887	$13,881	$13,837	$10,867
6/30/2023	$13,189	$14,196	$14,147	$10,828
7/31/2023	$13,350	$14,378	$14,331	$10,821
8/31/2023	$13,500	$14,547	$14,496	$10,751
9/30/2023	$13,595	$14,687	$14,623	$10,478
10/31/2023	$13,561	$14,684	$14,628	$10,313
11/30/2023	$13,779	$14,863	$14,802	$10,780
12/31/2023	$13,983	$15,108	$15,040	$11,193
1/31/2024	$14,085	$15,210	$15,158	$11,162
2/29/2024	$14,217	$15,348	$15,293	$11,004
3/31/2024	$14,359	$15,479	$15,420	$11,106
4/30/2024	$14,454	$15,572	$15,525	$10,825
5/31/2024	$14,572	$15,718	$15,666	$11,009
6/30/2024	$14,624	$15,773	$15,709	$11,113
7/31/2024	$14,727	$15,881	$15,824	$11,373
8/31/2024	$14,816	$15,978	$15,918	$11,536
9/30/2024	$14,918	$16,096	$16,035	$11,690
10/31/2024	$15,052	$16,234	$16,171	$11,401
11/30/2024	$15,168	$16,365	$16,306	$11,521
12/31/2024	$15,246	$16,461	$16,401	$11,332
1/31/2025	$15,340	$16,575	$16,520	$11,393
2/28/2025	$15,370	$16,592	$16,545	$11,643
3/31/2025	$15,293	$16,540	$16,502	$11,648
4/30/2025	$15,237	$16,531	$16,491	$11,693
5/31/2025	$15,504	$16,784	$16,753	$11,610
6/30/2025	$15,634	$16,923	$16,887	$11,788
7/31/2025	$15,741	$17,071	$17,026	$11,757
8/31/2025	$15,815	$17,140	$17,089	$11,898
9/30/2025	$15,909	$17,222	$17,171	$12,028
10/31/2025	$15,963	$17,260	$17,222	$12,103
11/30/2025	$16,074	$17,315	$17,258	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	5.98%	6.36%	4.86%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,570,815,757
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 21,895,114
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188252
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class F3
Trading Symbol	LFROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.04%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,034	$10,037	$10,036	$10,051
5/31/2017	$10,062	$10,074	$10,074	$10,128
6/30/2017	$10,056	$10,069	$10,068	$10,118
7/31/2017	$10,130	$10,139	$10,147	$10,162
8/31/2017	$10,126	$10,134	$10,133	$10,253
9/30/2017	$10,176	$10,174	$10,174	$10,204
10/31/2017	$10,239	$10,235	$10,241	$10,210
11/30/2017	$10,267	$10,246	$10,253	$10,197
12/31/2017	$10,307	$10,287	$10,293	$10,244
1/31/2018	$10,417	$10,386	$10,404	$10,126
2/28/2018	$10,423	$10,407	$10,423	$10,030
3/31/2018	$10,434	$10,436	$10,456	$10,094
4/30/2018	$10,491	$10,479	$10,507	$10,019
5/31/2018	$10,515	$10,497	$10,527	$10,091
6/30/2018	$10,516	$10,509	$10,538	$10,078
7/31/2018	$10,587	$10,587	$10,625	$10,080
8/31/2018	$10,636	$10,629	$10,669	$10,145
9/30/2018	$10,707	$10,702	$10,741	$10,080
10/31/2018	$10,676	$10,699	$10,742	$10,000
11/30/2018	$10,575	$10,602	$10,655	$10,060
12/31/2018	$10,310	$10,332	$10,411	$10,245
1/31/2019	$10,519	$10,596	$10,650	$10,354
2/28/2019	$10,686	$10,764	$10,817	$10,348
3/31/2019	$10,668	$10,745	$10,804	$10,546
4/30/2019	$10,852	$10,923	$10,975	$10,549
5/31/2019	$10,809	$10,899	$10,951	$10,736
6/30/2019	$10,850	$10,926	$10,975	$10,871
7/31/2019	$10,930	$11,013	$11,061	$10,895
8/31/2019	$10,885	$10,983	$11,029	$11,177
9/30/2019	$10,924	$11,034	$11,076	$11,118
10/31/2019	$10,839	$10,984	$11,022	$11,151
11/30/2019	$10,911	$11,049	$11,083	$11,146
12/31/2019	$11,096	$11,225	$11,262	$11,138
1/31/2020	$11,120	$11,288	$11,322	$11,352
2/29/2020	$10,913	$11,139	$11,168	$11,557
3/31/2020	$9,356	$9,761	$9,776	$11,489
4/30/2020	$9,617	$10,200	$10,196	$11,693
5/31/2020	$10,002	$10,588	$10,583	$11,747
6/30/2020	$10,067	$10,708	$10,726	$11,821
7/31/2020	$10,262	$10,918	$10,928	$11,998
8/31/2020	$10,419	$11,081	$11,092	$11,901
9/30/2020	$10,455	$11,151	$11,168	$11,894
10/31/2020	$10,493	$11,174	$11,188	$11,841
11/30/2020	$10,766	$11,422	$11,426	$11,958
12/31/2020	$10,936	$11,576	$11,575	$11,974
1/31/2021	$11,054	$11,714	$11,721	$11,888
2/28/2021	$11,132	$11,783	$11,800	$11,716
3/31/2021	$11,142	$11,782	$11,807	$11,570
4/30/2021	$11,191	$11,843	$11,867	$11,662
5/31/2021	$11,284	$11,912	$11,929	$11,700
6/30/2021	$11,350	$11,956	$11,977	$11,782
7/31/2021	$11,336	$11,954	$11,977	$11,914
8/31/2021	$11,389	$12,011	$12,035	$11,891
9/30/2021	$11,468	$12,088	$12,113	$11,788
10/31/2021	$11,494	$12,120	$12,142	$11,785
11/30/2021	$11,449	$12,101	$12,123	$11,820
12/31/2021	$11,541	$12,178	$12,199	$11,789
1/31/2022	$11,562	$12,223	$12,243	$11,535
2/28/2022	$11,486	$12,160	$12,182	$11,407
3/31/2022	$11,523	$12,166	$12,187	$11,090
4/30/2022	$11,505	$12,192	$12,208	$10,669
5/31/2022	$11,225	$11,880	$11,902	$10,738
6/30/2022	$10,932	$11,623	$11,657	$10,569
7/31/2022	$11,178	$11,871	$11,874	$10,828
8/31/2022	$11,315	$12,050	$12,057	$10,522
9/30/2022	$11,074	$11,775	$11,795	$10,067
10/31/2022	$11,209	$11,892	$11,896	$9,937
11/30/2022	$11,331	$12,035	$12,028	$10,302
12/31/2022	$11,346	$12,084	$12,071	$10,256
1/31/2023	$11,622	$12,407	$12,380	$10,571
2/28/2023	$11,672	$12,478	$12,458	$10,298
3/31/2023	$11,691	$12,474	$12,446	$10,559
4/30/2023	$11,801	$12,606	$12,564	$10,623
5/31/2023	$11,799	$12,582	$12,553	$10,508
6/30/2023	$12,077	$12,867	$12,834	$10,470
7/31/2023	$12,225	$13,033	$13,001	$10,463
8/31/2023	$12,364	$13,185	$13,151	$10,396
9/30/2023	$12,453	$13,312	$13,267	$10,132
10/31/2023	$12,423	$13,310	$13,271	$9,972
11/30/2023	$12,608	$13,472	$13,429	$10,424
12/31/2023	$12,813	$13,694	$13,645	$10,823
1/31/2024	$12,908	$13,787	$13,752	$10,793
2/29/2024	$13,031	$13,912	$13,874	$10,640
3/31/2024	$13,162	$14,030	$13,990	$10,739
4/30/2024	$13,252	$14,115	$14,084	$10,467
5/31/2024	$13,361	$14,247	$14,212	$10,645
6/30/2024	$13,411	$14,297	$14,251	$10,746
7/31/2024	$13,508	$14,395	$14,356	$10,997
8/31/2024	$13,591	$14,482	$14,441	$11,155
9/30/2024	$13,686	$14,589	$14,547	$11,304
10/31/2024	$13,811	$14,715	$14,670	$11,024
11/30/2024	$13,919	$14,833	$14,793	$11,140
12/31/2024	$13,994	$14,920	$14,880	$10,958
1/31/2025	$14,081	$15,024	$14,987	$11,016
2/28/2025	$14,093	$15,039	$15,010	$11,258
3/31/2025	$14,043	$14,992	$14,971	$11,263
4/30/2025	$13,994	$14,984	$14,961	$11,307
5/31/2025	$14,241	$15,214	$15,198	$11,226
6/30/2025	$14,345	$15,339	$15,320	$11,399
7/31/2025	$14,463	$15,474	$15,446	$11,368
8/31/2025	$14,533	$15,536	$15,504	$11,504
9/30/2025	$14,622	$15,611	$15,578	$11,630
10/31/2025	$14,674	$15,645	$15,624	$11,703
11/30/2025	$14,760	$15,695	$15,657	$11,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.04%	6.51%	4.60%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.34%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.31%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,570,815,757
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 21,895,114
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000055474
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class I
Trading Symbol	LFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.09%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,948	$9,895	$9,905	$9,968
1/31/2016	$9,897	$9,830	$9,833	$10,105
2/29/2016	$9,878	$9,779	$9,778	$10,177
3/31/2016	$10,123	$10,048	$10,037	$10,270
4/30/2016	$10,312	$10,248	$10,227	$10,309
5/31/2016	$10,400	$10,339	$10,320	$10,312
6/30/2016	$10,408	$10,341	$10,324	$10,497
7/31/2016	$10,544	$10,489	$10,469	$10,564
8/31/2016	$10,635	$10,568	$10,551	$10,552
9/30/2016	$10,711	$10,659	$10,644	$10,545
10/31/2016	$10,776	$10,747	$10,725	$10,465
11/30/2016	$10,816	$10,775	$10,760	$10,217
12/31/2016	$10,952	$10,900	$10,883	$10,232
1/31/2017	$11,008	$10,961	$10,941	$10,252
2/28/2017	$11,062	$11,016	$11,006	$10,321
3/31/2017	$11,046	$11,025	$11,014	$10,315
4/30/2017	$11,089	$11,073	$11,062	$10,395
5/31/2017	$11,131	$11,114	$11,104	$10,475
6/30/2017	$11,112	$11,109	$11,097	$10,464
7/31/2017	$11,192	$11,185	$11,184	$10,509
8/31/2017	$11,187	$11,180	$11,169	$10,603
9/30/2017	$11,242	$11,224	$11,214	$10,553
10/31/2017	$11,323	$11,291	$11,288	$10,559
11/30/2017	$11,341	$11,304	$11,302	$10,546
12/31/2017	$11,385	$11,349	$11,346	$10,594
1/31/2018	$11,506	$11,458	$11,468	$10,472
2/28/2018	$11,512	$11,481	$11,489	$10,373
3/31/2018	$11,536	$11,513	$11,525	$10,439
4/30/2018	$11,599	$11,561	$11,581	$10,362
5/31/2018	$11,612	$11,580	$11,604	$10,435
6/30/2018	$11,612	$11,594	$11,615	$10,423
7/31/2018	$11,703	$11,679	$11,712	$10,425
8/31/2018	$11,744	$11,726	$11,760	$10,492
9/30/2018	$11,822	$11,807	$11,840	$10,425
10/31/2018	$11,800	$11,803	$11,841	$10,342
11/30/2018	$11,675	$11,697	$11,744	$10,404
12/31/2018	$11,381	$11,399	$11,475	$10,595
1/31/2019	$11,611	$11,689	$11,739	$10,708
2/28/2019	$11,795	$11,875	$11,923	$10,701
3/31/2019	$11,788	$11,855	$11,909	$10,907
4/30/2019	$11,976	$12,050	$12,098	$10,910
5/31/2019	$11,929	$12,024	$12,070	$11,103
6/30/2019	$11,973	$12,053	$12,097	$11,243
7/31/2019	$12,060	$12,150	$12,192	$11,268
8/31/2019	$12,010	$12,117	$12,157	$11,560
9/30/2019	$12,066	$12,173	$12,209	$11,498
10/31/2019	$11,972	$12,118	$12,149	$11,533
11/30/2019	$12,051	$12,190	$12,216	$11,527
12/31/2019	$12,241	$12,384	$12,413	$11,519
1/31/2020	$12,280	$12,453	$12,479	$11,740
2/29/2020	$12,037	$12,289	$12,310	$11,952
3/31/2020	$10,331	$10,769	$10,776	$11,881
4/30/2020	$10,619	$11,253	$11,238	$12,093
5/31/2020	$11,029	$11,681	$11,666	$12,149
6/30/2020	$11,101	$11,814	$11,823	$12,225
7/31/2020	$11,315	$12,045	$12,045	$12,408
8/31/2020	$11,487	$12,225	$12,226	$12,308
9/30/2020	$11,541	$12,302	$12,310	$12,301
10/31/2020	$11,568	$12,327	$12,332	$12,246
11/30/2020	$11,870	$12,602	$12,595	$12,366
12/31/2020	$12,056	$12,771	$12,758	$12,383
1/31/2021	$12,186	$12,923	$12,920	$12,295
2/28/2021	$12,270	$12,999	$13,007	$12,117
3/31/2021	$12,281	$12,999	$13,014	$11,966
4/30/2021	$12,334	$13,065	$13,081	$12,060
5/31/2021	$12,437	$13,141	$13,148	$12,100
6/30/2021	$12,509	$13,190	$13,202	$12,185
7/31/2021	$12,493	$13,188	$13,202	$12,321
8/31/2021	$12,551	$13,251	$13,266	$12,297
9/30/2021	$12,652	$13,336	$13,352	$12,191
10/31/2021	$12,665	$13,372	$13,383	$12,188
11/30/2021	$12,615	$13,350	$13,363	$12,224
12/31/2021	$12,715	$13,436	$13,447	$12,192
1/31/2022	$12,738	$13,484	$13,495	$11,930
2/28/2022	$12,669	$13,415	$13,428	$11,797
3/31/2022	$12,710	$13,422	$13,434	$11,469
4/30/2022	$12,673	$13,451	$13,457	$11,034
5/31/2022	$12,380	$13,107	$13,119	$11,105
6/30/2022	$12,056	$12,823	$12,849	$10,931
7/31/2022	$12,310	$13,096	$13,089	$11,198
8/31/2022	$12,461	$13,294	$13,290	$10,881
9/30/2022	$12,210	$12,991	$13,002	$10,411
10/31/2022	$12,342	$13,120	$13,112	$10,276
11/30/2022	$12,475	$13,277	$13,258	$10,654
12/31/2022	$12,491	$13,332	$13,305	$10,606
1/31/2023	$12,795	$13,688	$13,646	$10,932
2/28/2023	$12,865	$13,766	$13,732	$10,650
3/31/2023	$12,869	$13,762	$13,719	$10,920
4/30/2023	$12,989	$13,907	$13,849	$10,987
5/31/2023	$12,986	$13,881	$13,837	$10,867
6/30/2023	$13,292	$14,196	$14,147	$10,828
7/31/2023	$13,471	$14,378	$14,331	$10,821
8/31/2023	$13,606	$14,547	$14,496	$10,751
9/30/2023	$13,721	$14,687	$14,623	$10,478
10/31/2023	$13,687	$14,684	$14,628	$10,313
11/30/2023	$13,891	$14,863	$14,802	$10,780
12/31/2023	$14,115	$15,108	$15,040	$11,193
1/31/2024	$14,202	$15,210	$15,158	$11,162
2/29/2024	$14,336	$15,348	$15,293	$11,004
3/31/2024	$14,480	$15,479	$15,420	$11,106
4/30/2024	$14,578	$15,572	$15,525	$10,825
5/31/2024	$14,715	$15,718	$15,666	$11,009
6/30/2024	$14,751	$15,773	$15,709	$11,113
7/31/2024	$14,857	$15,881	$15,824	$11,373
8/31/2024	$14,947	$15,978	$15,918	$11,536
9/30/2024	$15,052	$16,096	$16,035	$11,690
10/31/2024	$15,188	$16,234	$16,171	$11,401
11/30/2024	$15,306	$16,365	$16,306	$11,521
12/31/2024	$15,387	$16,461	$16,401	$11,332
1/31/2025	$15,483	$16,575	$16,520	$11,393
2/28/2025	$15,514	$16,592	$16,545	$11,643
3/31/2025	$15,438	$16,540	$16,502	$11,648
4/30/2025	$15,383	$16,531	$16,491	$11,693
5/31/2025	$15,654	$16,784	$16,753	$11,610
6/30/2025	$15,787	$16,923	$16,887	$11,788
7/31/2025	$15,896	$17,071	$17,026	$11,757
8/31/2025	$15,972	$17,140	$17,089	$11,898
9/30/2025	$16,068	$17,222	$17,171	$12,028
10/31/2025	$16,124	$17,260	$17,222	$12,103
11/30/2025	$16,238	$17,315	$17,258	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	6.09%	6.47%	4.97%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,570,815,757
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 21,895,114
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000055475
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R2
Trading Symbol	LFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$124	1.21%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.33%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,932	$9,895	$9,905	$9,968
1/31/2016	$9,876	$9,830	$9,833	$10,105
2/29/2016	$9,853	$9,779	$9,778	$10,177
3/31/2016	$10,092	$10,048	$10,037	$10,270
4/30/2016	$10,276	$10,248	$10,227	$10,309
5/31/2016	$10,358	$10,339	$10,320	$10,312
6/30/2016	$10,361	$10,341	$10,324	$10,497
7/31/2016	$10,503	$10,489	$10,469	$10,564
8/31/2016	$10,589	$10,568	$10,551	$10,552
9/30/2016	$10,659	$10,659	$10,644	$10,545
10/31/2016	$10,718	$10,747	$10,725	$10,465
11/30/2016	$10,753	$10,775	$10,760	$10,217
12/31/2016	$10,871	$10,900	$10,883	$10,232
1/31/2017	$10,932	$10,961	$10,941	$10,252
2/28/2017	$10,970	$11,016	$11,006	$10,321
3/31/2017	$10,960	$11,025	$11,014	$10,315
4/30/2017	$10,997	$11,073	$11,062	$10,395
5/31/2017	$11,021	$11,114	$11,104	$10,475
6/30/2017	$10,998	$11,109	$11,097	$10,464
7/31/2017	$11,084	$11,185	$11,184	$10,509
8/31/2017	$11,061	$11,180	$11,169	$10,603
9/30/2017	$11,110	$11,224	$11,214	$10,553
10/31/2017	$11,184	$11,291	$11,288	$10,559
11/30/2017	$11,209	$11,304	$11,302	$10,546
12/31/2017	$11,246	$11,349	$11,346	$10,594
1/31/2018	$11,361	$11,458	$11,468	$10,472
2/28/2018	$11,362	$11,481	$11,489	$10,373
3/31/2018	$11,367	$11,513	$11,525	$10,439
4/30/2018	$11,423	$11,561	$11,581	$10,362
5/31/2018	$11,431	$11,580	$11,604	$10,435
6/30/2018	$11,438	$11,594	$11,615	$10,423
7/31/2018	$11,510	$11,679	$11,712	$10,425
8/31/2018	$11,556	$11,726	$11,760	$10,492
9/30/2018	$11,628	$11,807	$11,840	$10,425
10/31/2018	$11,588	$11,803	$11,841	$10,342
11/30/2018	$11,472	$11,697	$11,744	$10,404
12/31/2018	$11,165	$11,399	$11,475	$10,595
1/31/2019	$11,385	$11,689	$11,739	$10,708
2/28/2019	$11,573	$11,875	$11,923	$10,701
3/31/2019	$11,547	$11,855	$11,909	$10,907
4/30/2019	$11,727	$12,050	$12,098	$10,910
5/31/2019	$11,687	$12,024	$12,070	$11,103
6/30/2019	$11,725	$12,053	$12,097	$11,243
7/31/2019	$11,804	$12,150	$12,192	$11,268
8/31/2019	$11,736	$12,117	$12,157	$11,560
9/30/2019	$11,785	$12,173	$12,209	$11,498
10/31/2019	$11,687	$12,118	$12,149	$11,533
11/30/2019	$11,758	$12,190	$12,216	$11,527
12/31/2019	$11,951	$12,384	$12,413	$11,519
1/31/2020	$11,970	$12,453	$12,479	$11,740
2/29/2020	$11,741	$12,289	$12,310	$11,952
3/31/2020	$10,060	$10,769	$10,776	$11,881
4/30/2020	$10,336	$11,253	$11,238	$12,093
5/31/2020	$10,730	$11,681	$11,666	$12,149
6/30/2020	$10,808	$11,814	$11,823	$12,225
7/31/2020	$11,010	$12,045	$12,045	$12,408
8/31/2020	$11,159	$12,225	$12,226	$12,308
9/30/2020	$11,206	$12,302	$12,310	$12,301
10/31/2020	$11,226	$12,327	$12,332	$12,246
11/30/2020	$11,513	$12,602	$12,595	$12,366
12/31/2020	$11,702	$12,771	$12,758	$12,383
1/31/2021	$11,822	$12,923	$12,920	$12,295
2/28/2021	$11,884	$12,999	$13,007	$12,117
3/31/2021	$11,889	$12,999	$13,014	$11,966
4/30/2021	$11,949	$13,065	$13,081	$12,060
5/31/2021	$12,028	$13,141	$13,148	$12,100
6/30/2021	$12,106	$13,190	$13,202	$12,185
7/31/2021	$12,070	$13,188	$13,202	$12,321
8/31/2021	$12,134	$13,251	$13,266	$12,297
9/30/2021	$12,212	$13,336	$13,352	$12,191
10/31/2021	$12,218	$13,372	$13,383	$12,188
11/30/2021	$12,178	$13,350	$13,363	$12,224
12/31/2021	$12,254	$13,436	$13,447	$12,192
1/31/2022	$12,270	$13,484	$13,495	$11,930
2/28/2022	$12,198	$13,415	$13,428	$11,797
3/31/2022	$12,231	$13,422	$13,434	$11,469
4/30/2022	$12,205	$13,451	$13,457	$11,034
5/31/2022	$11,901	$13,107	$13,119	$11,105
6/30/2022	$11,584	$12,823	$12,849	$10,931
7/31/2022	$11,823	$13,096	$13,089	$11,198
8/31/2022	$11,976	$13,294	$13,290	$10,881
9/30/2022	$11,714	$12,991	$13,002	$10,411
10/31/2022	$11,835	$13,120	$13,112	$10,276
11/30/2022	$11,972	$13,277	$13,258	$10,654
12/31/2022	$11,981	$13,332	$13,305	$10,606
1/31/2023	$12,251	$13,688	$13,646	$10,932
2/28/2023	$12,312	$13,766	$13,732	$10,650
3/31/2023	$12,325	$13,762	$13,719	$10,920
4/30/2023	$12,434	$13,907	$13,849	$10,987
5/31/2023	$12,410	$13,881	$13,837	$10,867
6/30/2023	$12,695	$14,196	$14,147	$10,828
7/31/2023	$12,860	$14,378	$14,331	$10,821
8/31/2023	$12,998	$14,547	$14,496	$10,751
9/30/2023	$13,085	$14,687	$14,623	$10,478
10/31/2023	$13,047	$14,684	$14,628	$10,313
11/30/2023	$13,234	$14,863	$14,802	$10,780
12/31/2023	$13,441	$15,108	$15,040	$11,193
1/31/2024	$13,517	$15,210	$15,158	$11,162
2/29/2024	$13,639	$15,348	$15,293	$11,004
3/31/2024	$13,785	$15,479	$15,420	$11,106
4/30/2024	$13,854	$15,572	$15,525	$10,825
5/31/2024	$13,978	$15,718	$15,666	$11,009
6/30/2024	$14,005	$15,773	$15,709	$11,113
7/31/2024	$14,116	$15,881	$15,824	$11,373
8/31/2024	$14,194	$15,978	$15,918	$11,536
9/30/2024	$14,269	$16,096	$16,035	$11,690
10/31/2024	$14,391	$16,234	$16,171	$11,401
11/30/2024	$14,513	$16,365	$16,306	$11,521
12/31/2024	$14,565	$16,461	$16,401	$11,332
1/31/2025	$14,648	$16,575	$16,520	$11,393
2/28/2025	$14,671	$16,592	$16,545	$11,643
3/31/2025	$14,610	$16,540	$16,502	$11,648
4/30/2025	$14,551	$16,531	$16,491	$11,693
5/31/2025	$14,781	$16,784	$16,753	$11,610
6/30/2025	$14,899	$16,923	$16,887	$11,788
7/31/2025	$14,995	$17,071	$17,026	$11,757
8/31/2025	$15,059	$17,140	$17,089	$11,898
9/30/2025	$15,142	$17,222	$17,171	$12,028
10/31/2025	$15,187	$17,260	$17,222	$12,103
11/30/2025	$15,287	$17,315	$17,258	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.33%	5.83%	4.34%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,570,815,757
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 21,895,114
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000055476
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R3
Trading Symbol	LRRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.56%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,944	$9,895	$9,905	$9,968
1/31/2016	$9,877	$9,830	$9,833	$10,105
2/29/2016	$9,866	$9,779	$9,778	$10,177
3/31/2016	$10,107	$10,048	$10,037	$10,270
4/30/2016	$10,291	$10,248	$10,227	$10,309
5/31/2016	$10,375	$10,339	$10,320	$10,312
6/30/2016	$10,379	$10,341	$10,324	$10,497
7/31/2016	$10,510	$10,489	$10,469	$10,564
8/31/2016	$10,597	$10,568	$10,551	$10,552
9/30/2016	$10,668	$10,659	$10,644	$10,545
10/31/2016	$10,728	$10,747	$10,725	$10,465
11/30/2016	$10,764	$10,775	$10,760	$10,217
12/31/2016	$10,895	$10,900	$10,883	$10,232
1/31/2017	$10,946	$10,961	$10,941	$10,252
2/28/2017	$10,996	$11,016	$11,006	$10,321
3/31/2017	$10,976	$11,025	$11,014	$10,315
4/30/2017	$11,014	$11,073	$11,062	$10,395
5/31/2017	$11,051	$11,114	$11,104	$10,475
6/30/2017	$11,028	$11,109	$11,097	$10,464
7/31/2017	$11,103	$11,185	$11,184	$10,509
8/31/2017	$11,093	$11,180	$11,169	$10,603
9/30/2017	$11,143	$11,224	$11,214	$10,553
10/31/2017	$11,219	$11,291	$11,288	$10,559
11/30/2017	$11,232	$11,304	$11,302	$10,546
12/31/2017	$11,271	$11,349	$11,346	$10,594
1/31/2018	$11,386	$11,458	$11,468	$10,472
2/28/2018	$11,388	$11,481	$11,489	$10,373
3/31/2018	$11,407	$11,513	$11,525	$10,439
4/30/2018	$11,452	$11,561	$11,581	$10,362
5/31/2018	$11,473	$11,580	$11,604	$10,435
6/30/2018	$11,468	$11,594	$11,615	$10,423
7/31/2018	$11,541	$11,679	$11,712	$10,425
8/31/2018	$11,589	$11,726	$11,760	$10,492
9/30/2018	$11,661	$11,807	$11,840	$10,425
10/31/2018	$11,635	$11,803	$11,841	$10,342
11/30/2018	$11,507	$11,697	$11,744	$10,404
12/31/2018	$11,213	$11,399	$11,475	$10,595
1/31/2019	$11,434	$11,689	$11,739	$10,708
2/28/2019	$11,611	$11,875	$11,923	$10,701
3/31/2019	$11,586	$11,855	$11,909	$10,907
4/30/2019	$11,780	$12,050	$12,098	$10,910
5/31/2019	$11,728	$12,024	$12,070	$11,103
6/30/2019	$11,767	$12,053	$12,097	$11,243
7/31/2019	$11,848	$12,150	$12,192	$11,268
8/31/2019	$11,794	$12,117	$12,157	$11,560
9/30/2019	$11,844	$12,173	$12,209	$11,498
10/31/2019	$11,734	$12,118	$12,149	$11,533
11/30/2019	$11,819	$12,190	$12,216	$11,527
12/31/2019	$12,001	$12,384	$12,413	$11,519
1/31/2020	$12,034	$12,453	$12,479	$11,740
2/29/2020	$11,791	$12,289	$12,310	$11,952
3/31/2020	$10,102	$10,769	$10,776	$11,881
4/30/2020	$10,380	$11,253	$11,238	$12,093
5/31/2020	$10,791	$11,681	$11,666	$12,149
6/30/2020	$10,856	$11,814	$11,823	$12,225
7/31/2020	$11,061	$12,045	$12,045	$12,408
8/31/2020	$11,225	$12,225	$12,226	$12,308
9/30/2020	$11,259	$12,302	$12,310	$12,301
10/31/2020	$11,295	$12,327	$12,332	$12,246
11/30/2020	$11,584	$12,602	$12,595	$12,366
12/31/2020	$11,762	$12,771	$12,758	$12,383
1/31/2021	$11,883	$12,923	$12,920	$12,295
2/28/2021	$11,961	$12,999	$13,007	$12,117
3/31/2021	$11,967	$12,999	$13,014	$11,966
4/30/2021	$12,014	$13,065	$13,081	$12,060
5/31/2021	$12,109	$13,141	$13,148	$12,100
6/30/2021	$12,174	$13,190	$13,202	$12,185
7/31/2021	$12,153	$13,188	$13,202	$12,321
8/31/2021	$12,204	$13,251	$13,266	$12,297
9/30/2021	$12,298	$13,336	$13,352	$12,191
10/31/2021	$12,305	$13,372	$13,383	$12,188
11/30/2021	$12,252	$13,350	$13,363	$12,224
12/31/2021	$12,344	$13,436	$13,447	$12,192
1/31/2022	$12,361	$13,484	$13,495	$11,930
2/28/2022	$12,274	$13,415	$13,428	$11,797
3/31/2022	$12,309	$13,422	$13,434	$11,469
4/30/2022	$12,283	$13,451	$13,457	$11,034
5/31/2022	$11,979	$13,107	$13,119	$11,105
6/30/2022	$11,675	$12,823	$12,849	$10,931
7/31/2022	$11,916	$13,096	$13,089	$11,198
8/31/2022	$12,057	$13,294	$13,290	$10,881
9/30/2022	$11,809	$12,991	$13,002	$10,411
10/31/2022	$11,932	$13,120	$13,112	$10,276
11/30/2022	$12,055	$13,277	$13,258	$10,654
12/31/2022	$12,066	$13,332	$13,305	$10,606
1/31/2023	$12,354	$13,688	$13,646	$10,932
2/28/2023	$12,417	$13,766	$13,732	$10,650
3/31/2023	$12,416	$13,762	$13,719	$10,920
4/30/2023	$12,526	$13,907	$13,849	$10,987
5/31/2023	$12,518	$13,881	$13,837	$10,867
6/30/2023	$12,807	$14,196	$14,147	$10,828
7/31/2023	$12,959	$14,378	$14,331	$10,821
8/31/2023	$13,100	$14,547	$14,496	$10,751
9/30/2023	$13,188	$14,687	$14,623	$10,478
10/31/2023	$13,167	$14,684	$14,628	$10,313
11/30/2023	$13,357	$14,863	$14,802	$10,780
12/31/2023	$13,551	$15,108	$15,040	$11,193
1/31/2024	$13,645	$15,210	$15,158	$11,162
2/29/2024	$13,769	$15,348	$15,293	$11,004
3/31/2024	$13,901	$15,479	$15,420	$11,106
4/30/2024	$13,989	$15,572	$15,525	$10,825
5/31/2024	$14,098	$15,718	$15,666	$11,009
6/30/2024	$14,144	$15,773	$15,709	$11,113
7/31/2024	$14,239	$15,881	$15,824	$11,373
8/31/2024	$14,319	$15,978	$15,918	$11,536
9/30/2024	$14,414	$16,096	$16,035	$11,690
10/31/2024	$14,538	$16,234	$16,171	$11,401
11/30/2024	$14,645	$16,365	$16,306	$11,521
12/31/2024	$14,716	$16,461	$16,401	$11,332
1/31/2025	$14,801	$16,575	$16,520	$11,393
2/28/2025	$14,826	$16,592	$16,545	$11,643
3/31/2025	$14,747	$16,540	$16,502	$11,648
4/30/2025	$14,688	$16,531	$16,491	$11,693
5/31/2025	$14,941	$16,784	$16,753	$11,610
6/30/2025	$15,061	$16,923	$16,887	$11,788
7/31/2025	$15,159	$17,071	$17,026	$11,757
8/31/2025	$15,225	$17,140	$17,089	$11,898
9/30/2025	$15,310	$17,222	$17,171	$12,028
10/31/2025	$15,358	$17,260	$17,222	$12,103
11/30/2025	$15,459	$17,315	$17,258	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.56%	5.94%	4.45%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,570,815,757
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 21,895,114
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156647
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R4
Trading Symbol	LRRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.69%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,935	$9,895	$9,905	$9,968
1/31/2016	$9,881	$9,830	$9,833	$10,105
2/29/2016	$9,861	$9,779	$9,778	$10,177
3/31/2016	$10,104	$10,048	$10,037	$10,270
4/30/2016	$10,291	$10,248	$10,227	$10,309
5/31/2016	$10,376	$10,339	$10,320	$10,312
6/30/2016	$10,382	$10,341	$10,324	$10,497
7/31/2016	$10,527	$10,489	$10,469	$10,564
8/31/2016	$10,617	$10,568	$10,551	$10,552
9/30/2016	$10,690	$10,659	$10,644	$10,545
10/31/2016	$10,752	$10,747	$10,725	$10,465
11/30/2016	$10,790	$10,775	$10,760	$10,217
12/31/2016	$10,924	$10,900	$10,883	$10,232
1/31/2017	$10,976	$10,961	$10,941	$10,252
2/28/2017	$11,029	$11,016	$11,006	$10,321
3/31/2017	$11,011	$11,025	$11,014	$10,315
4/30/2017	$11,051	$11,073	$11,062	$10,395
5/31/2017	$11,078	$11,114	$11,104	$10,475
6/30/2017	$11,070	$11,109	$11,097	$10,464
7/31/2017	$11,148	$11,185	$11,184	$10,509
8/31/2017	$11,128	$11,180	$11,169	$10,603
9/30/2017	$11,180	$11,224	$11,214	$10,553
10/31/2017	$11,259	$11,291	$11,288	$10,559
11/30/2017	$11,286	$11,304	$11,302	$10,546
12/31/2017	$11,327	$11,349	$11,346	$10,594
1/31/2018	$11,446	$11,458	$11,468	$10,472
2/28/2018	$11,450	$11,481	$11,489	$10,373
3/31/2018	$11,459	$11,513	$11,525	$10,439
4/30/2018	$11,519	$11,561	$11,581	$10,362
5/31/2018	$11,530	$11,580	$11,604	$10,435
6/30/2018	$11,540	$11,594	$11,615	$10,423
7/31/2018	$11,616	$11,679	$11,712	$10,425
8/31/2018	$11,667	$11,726	$11,760	$10,492
9/30/2018	$11,742	$11,807	$11,840	$10,425
10/31/2018	$11,705	$11,803	$11,841	$10,342
11/30/2018	$11,591	$11,697	$11,744	$10,404
12/31/2018	$11,297	$11,399	$11,475	$10,595
1/31/2019	$11,510	$11,689	$11,739	$10,708
2/28/2019	$11,703	$11,875	$11,923	$10,701
3/31/2019	$11,681	$11,855	$11,909	$10,907
4/30/2019	$11,879	$12,050	$12,098	$10,910
5/31/2019	$11,829	$12,024	$12,070	$11,103
6/30/2019	$11,870	$12,053	$12,097	$11,243
7/31/2019	$11,954	$12,150	$12,192	$11,268
8/31/2019	$11,902	$12,117	$12,157	$11,560
9/30/2019	$11,942	$12,173	$12,209	$11,498
10/31/2019	$11,846	$12,118	$12,149	$11,533
11/30/2019	$11,921	$12,190	$12,216	$11,527
12/31/2019	$12,121	$12,384	$12,413	$11,519
1/31/2020	$12,143	$12,453	$12,479	$11,740
2/29/2020	$11,914	$12,289	$12,310	$11,952
3/31/2020	$10,209	$10,769	$10,776	$11,881
4/30/2020	$10,492	$11,253	$11,238	$12,093
5/31/2020	$10,896	$11,681	$11,666	$12,149
6/30/2020	$10,978	$11,814	$11,823	$12,225
7/31/2020	$11,188	$12,045	$12,045	$12,408
8/31/2020	$11,356	$12,225	$12,226	$12,308
9/30/2020	$11,393	$12,302	$12,310	$12,301
10/31/2020	$11,417	$12,327	$12,332	$12,246
11/30/2020	$11,727	$12,602	$12,595	$12,366
12/31/2020	$11,909	$12,771	$12,758	$12,383
1/31/2021	$12,034	$12,923	$12,920	$12,295
2/28/2021	$12,115	$12,999	$13,007	$12,117
3/31/2021	$12,124	$12,999	$13,014	$11,966
4/30/2021	$12,174	$13,065	$13,081	$12,060
5/31/2021	$12,258	$13,141	$13,148	$12,100
6/30/2021	$12,341	$13,190	$13,202	$12,185
7/31/2021	$12,308	$13,188	$13,202	$12,321
8/31/2021	$12,377	$13,251	$13,266	$12,297
9/30/2021	$12,460	$13,336	$13,352	$12,191
10/31/2021	$12,470	$13,372	$13,383	$12,188
11/30/2021	$12,433	$13,350	$13,363	$12,224
12/31/2021	$12,514	$13,436	$13,447	$12,192
1/31/2022	$12,534	$13,484	$13,495	$11,930
2/28/2022	$12,464	$13,415	$13,428	$11,797
3/31/2022	$12,501	$13,422	$13,434	$11,469
4/30/2022	$12,478	$13,451	$13,457	$11,034
5/31/2022	$12,171	$13,107	$13,119	$11,105
6/30/2022	$11,850	$12,823	$12,849	$10,931
7/31/2022	$12,097	$13,096	$13,089	$11,198
8/31/2022	$12,258	$13,294	$13,290	$10,881
9/30/2022	$11,993	$12,991	$13,002	$10,411
10/31/2022	$12,136	$13,120	$13,112	$10,276
11/30/2022	$12,264	$13,277	$13,258	$10,654
12/31/2022	$12,277	$13,332	$13,305	$10,606
1/31/2023	$12,557	$13,688	$13,646	$10,932
2/28/2023	$12,624	$13,766	$13,732	$10,650
3/31/2023	$12,641	$13,762	$13,719	$10,920
4/30/2023	$12,756	$13,907	$13,849	$10,987
5/31/2023	$12,735	$13,881	$13,837	$10,867
6/30/2023	$13,048	$14,196	$14,147	$10,828
7/31/2023	$13,205	$14,378	$14,331	$10,821
8/31/2023	$13,351	$14,547	$14,496	$10,751
9/30/2023	$13,444	$14,687	$14,623	$10,478
10/31/2023	$13,408	$14,684	$14,628	$10,313
11/30/2023	$13,605	$14,863	$14,802	$10,780
12/31/2023	$13,822	$15,108	$15,040	$11,193
1/31/2024	$13,921	$15,210	$15,158	$11,162
2/29/2024	$14,050	$15,348	$15,293	$11,004
3/31/2024	$14,188	$15,479	$15,420	$11,106
4/30/2024	$14,281	$15,572	$15,525	$10,825
5/31/2024	$14,395	$15,718	$15,666	$11,009
6/30/2024	$14,445	$15,773	$15,709	$11,113
7/31/2024	$14,545	$15,881	$15,824	$11,373
8/31/2024	$14,630	$15,978	$15,918	$11,536
9/30/2024	$14,730	$16,096	$16,035	$11,690
10/31/2024	$14,859	$16,234	$16,171	$11,401
11/30/2024	$14,972	$16,365	$16,306	$11,521
12/31/2024	$15,048	$16,461	$16,401	$11,332
1/31/2025	$15,138	$16,575	$16,520	$11,393
2/28/2025	$15,147	$16,592	$16,545	$11,643
3/31/2025	$15,089	$16,540	$16,502	$11,648
4/30/2025	$15,032	$16,531	$16,491	$11,693
5/31/2025	$15,293	$16,784	$16,753	$11,610
6/30/2025	$15,400	$16,923	$16,887	$11,788
7/31/2025	$15,523	$17,071	$17,026	$11,757
8/31/2025	$15,594	$17,140	$17,089	$11,898
9/30/2025	$15,665	$17,222	$17,171	$12,028
10/31/2025	$15,736	$17,260	$17,222	$12,103
11/30/2025	$15,824	$17,315	$17,258	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	5.69%	6.18%	4.70%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,570,815,757
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 21,895,114
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156648
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R5
Trading Symbol	LRRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.09%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,937	$9,895	$9,905	$9,968
1/31/2016	$9,886	$9,830	$9,833	$10,105
2/29/2016	$9,879	$9,779	$9,778	$10,177
3/31/2016	$10,113	$10,048	$10,037	$10,270
4/30/2016	$10,302	$10,248	$10,227	$10,309
5/31/2016	$10,390	$10,339	$10,320	$10,312
6/30/2016	$10,398	$10,341	$10,324	$10,497
7/31/2016	$10,545	$10,489	$10,469	$10,564
8/31/2016	$10,637	$10,568	$10,551	$10,552
9/30/2016	$10,713	$10,659	$10,644	$10,545
10/31/2016	$10,777	$10,747	$10,725	$10,465
11/30/2016	$10,818	$10,775	$10,760	$10,217
12/31/2016	$10,955	$10,900	$10,883	$10,232
1/31/2017	$11,010	$10,961	$10,941	$10,252
2/28/2017	$11,065	$11,016	$11,006	$10,321
3/31/2017	$11,049	$11,025	$11,014	$10,315
4/30/2017	$11,092	$11,073	$11,062	$10,395
5/31/2017	$11,134	$11,114	$11,104	$10,475
6/30/2017	$11,116	$11,109	$11,097	$10,464
7/31/2017	$11,196	$11,185	$11,184	$10,509
8/31/2017	$11,191	$11,180	$11,169	$10,603
9/30/2017	$11,246	$11,224	$11,214	$10,553
10/31/2017	$11,327	$11,291	$11,288	$10,559
11/30/2017	$11,345	$11,304	$11,302	$10,546
12/31/2017	$11,389	$11,349	$11,346	$10,594
1/31/2018	$11,510	$11,458	$11,468	$10,472
2/28/2018	$11,517	$11,481	$11,489	$10,373
3/31/2018	$11,541	$11,513	$11,525	$10,439
4/30/2018	$11,603	$11,561	$11,581	$10,362
5/31/2018	$11,617	$11,580	$11,604	$10,435
6/30/2018	$11,617	$11,594	$11,615	$10,423
7/31/2018	$11,709	$11,679	$11,712	$10,425
8/31/2018	$11,749	$11,726	$11,760	$10,492
9/30/2018	$11,828	$11,807	$11,840	$10,425
10/31/2018	$11,806	$11,803	$11,841	$10,342
11/30/2018	$11,681	$11,697	$11,744	$10,404
12/31/2018	$11,388	$11,399	$11,475	$10,595
1/31/2019	$11,617	$11,689	$11,739	$10,708
2/28/2019	$11,801	$11,875	$11,923	$10,701
3/31/2019	$11,781	$11,855	$11,909	$10,907
4/30/2019	$11,983	$12,050	$12,098	$10,910
5/31/2019	$11,935	$12,024	$12,070	$11,103
6/30/2019	$11,980	$12,053	$12,097	$11,243
7/31/2019	$12,067	$12,150	$12,192	$11,268
8/31/2019	$12,017	$12,117	$12,157	$11,560
9/30/2019	$12,073	$12,173	$12,209	$11,498
10/31/2019	$11,966	$12,118	$12,149	$11,533
11/30/2019	$12,058	$12,190	$12,216	$11,527
12/31/2019	$12,248	$12,384	$12,413	$11,519
1/31/2020	$12,274	$12,453	$12,479	$11,740
2/29/2020	$12,045	$12,289	$12,310	$11,952
3/31/2020	$10,326	$10,769	$10,776	$11,881
4/30/2020	$10,614	$11,253	$11,238	$12,093
5/31/2020	$11,024	$11,681	$11,666	$12,149
6/30/2020	$11,110	$11,814	$11,823	$12,225
7/31/2020	$11,324	$12,045	$12,045	$12,408
8/31/2020	$11,496	$12,225	$12,226	$12,308
9/30/2020	$11,536	$12,302	$12,310	$12,301
10/31/2020	$11,563	$12,327	$12,332	$12,246
11/30/2020	$11,879	$12,602	$12,595	$12,366
12/31/2020	$12,065	$12,771	$12,758	$12,383
1/31/2021	$12,195	$12,923	$12,920	$12,295
2/28/2021	$12,279	$12,999	$13,007	$12,117
3/31/2021	$12,291	$12,999	$13,014	$11,966
4/30/2021	$12,344	$13,065	$13,081	$12,060
5/31/2021	$12,446	$13,141	$13,148	$12,100
6/30/2021	$12,518	$13,190	$13,202	$12,185
7/31/2021	$12,502	$13,188	$13,202	$12,321
8/31/2021	$12,560	$13,251	$13,266	$12,297
9/30/2021	$12,647	$13,336	$13,352	$12,191
10/31/2021	$12,675	$13,372	$13,383	$12,188
11/30/2021	$12,625	$13,350	$13,363	$12,224
12/31/2021	$12,725	$13,436	$13,447	$12,192
1/31/2022	$12,733	$13,484	$13,495	$11,930
2/28/2022	$12,664	$13,415	$13,428	$11,797
3/31/2022	$12,705	$13,422	$13,434	$11,469
4/30/2022	$12,684	$13,451	$13,457	$11,034
5/31/2022	$12,375	$13,107	$13,119	$11,105
6/30/2022	$12,051	$12,823	$12,849	$10,931
7/31/2022	$12,321	$13,096	$13,089	$11,198
8/31/2022	$12,471	$13,294	$13,290	$10,881
9/30/2022	$12,205	$12,991	$13,002	$10,411
10/31/2022	$12,352	$13,120	$13,112	$10,276
11/30/2022	$12,485	$13,277	$13,258	$10,654
12/31/2022	$12,502	$13,332	$13,305	$10,606
1/31/2023	$12,805	$13,688	$13,646	$10,932
2/28/2023	$12,860	$13,766	$13,732	$10,650
3/31/2023	$12,880	$13,762	$13,719	$10,920
4/30/2023	$12,999	$13,907	$13,849	$10,987
5/31/2023	$12,997	$13,881	$13,837	$10,867
6/30/2023	$13,302	$14,196	$14,147	$10,828
7/31/2023	$13,465	$14,378	$14,331	$10,821
8/31/2023	$13,617	$14,547	$14,496	$10,751
9/30/2023	$13,715	$14,687	$14,623	$10,478
10/31/2023	$13,681	$14,684	$14,628	$10,313
11/30/2023	$13,885	$14,863	$14,802	$10,780
12/31/2023	$14,109	$15,108	$15,040	$11,193
1/31/2024	$14,213	$15,210	$15,158	$11,162
2/29/2024	$14,348	$15,348	$15,293	$11,004
3/31/2024	$14,492	$15,479	$15,420	$11,106
4/30/2024	$14,589	$15,572	$15,525	$10,825
5/31/2024	$14,709	$15,718	$15,666	$11,009
6/30/2024	$14,763	$15,773	$15,709	$11,113
7/31/2024	$14,869	$15,881	$15,824	$11,373
8/31/2024	$14,959	$15,978	$15,918	$11,536
9/30/2024	$15,064	$16,096	$16,035	$11,690
10/31/2024	$15,200	$16,234	$16,171	$11,401
11/30/2024	$15,318	$16,365	$16,306	$11,521
12/31/2024	$15,399	$16,461	$16,401	$11,332
1/31/2025	$15,495	$16,575	$16,520	$11,393
2/28/2025	$15,526	$16,592	$16,545	$11,643
3/31/2025	$15,450	$16,540	$16,502	$11,648
4/30/2025	$15,395	$16,531	$16,491	$11,693
5/31/2025	$15,667	$16,784	$16,753	$11,610
6/30/2025	$15,799	$16,923	$16,887	$11,788
7/31/2025	$15,909	$17,071	$17,026	$11,757
8/31/2025	$15,984	$17,140	$17,089	$11,898
9/30/2025	$16,081	$17,222	$17,171	$12,028
10/31/2025	$16,137	$17,260	$17,222	$12,103
11/30/2025	$16,250	$17,315	$17,258	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	6.09%	6.47%	4.98%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,570,815,757
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 21,895,114
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156649
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R6
Trading Symbol	LRRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.04%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,938	$9,895	$9,905	$9,968
1/31/2016	$9,887	$9,830	$9,833	$10,105
2/29/2016	$9,869	$9,779	$9,778	$10,177
3/31/2016	$10,115	$10,048	$10,037	$10,270
4/30/2016	$10,304	$10,248	$10,227	$10,309
5/31/2016	$10,393	$10,339	$10,320	$10,312
6/30/2016	$10,401	$10,341	$10,324	$10,497
7/31/2016	$10,549	$10,489	$10,469	$10,564
8/31/2016	$10,641	$10,568	$10,551	$10,552
9/30/2016	$10,718	$10,659	$10,644	$10,545
10/31/2016	$10,783	$10,747	$10,725	$10,465
11/30/2016	$10,824	$10,775	$10,760	$10,217
12/31/2016	$10,949	$10,900	$10,883	$10,232
1/31/2017	$11,017	$10,961	$10,941	$10,252
2/28/2017	$11,060	$11,016	$11,006	$10,321
3/31/2017	$11,056	$11,025	$11,014	$10,315
4/30/2017	$11,099	$11,073	$11,062	$10,395
5/31/2017	$11,130	$11,114	$11,104	$10,475
6/30/2017	$11,112	$11,109	$11,097	$10,464
7/31/2017	$11,206	$11,185	$11,184	$10,509
8/31/2017	$11,189	$11,180	$11,169	$10,603
9/30/2017	$11,245	$11,224	$11,214	$10,553
10/31/2017	$11,326	$11,291	$11,288	$10,559
11/30/2017	$11,357	$11,304	$11,302	$10,546
12/31/2017	$11,402	$11,349	$11,346	$10,594
1/31/2018	$11,524	$11,458	$11,468	$10,472
2/28/2018	$11,531	$11,481	$11,489	$10,373
3/31/2018	$11,543	$11,513	$11,525	$10,439
4/30/2018	$11,606	$11,561	$11,581	$10,362
5/31/2018	$11,620	$11,580	$11,604	$10,435
6/30/2018	$11,633	$11,594	$11,615	$10,423
7/31/2018	$11,712	$11,679	$11,712	$10,425
8/31/2018	$11,766	$11,726	$11,760	$10,492
9/30/2018	$11,845	$11,807	$11,840	$10,425
10/31/2018	$11,811	$11,803	$11,841	$10,342
11/30/2018	$11,699	$11,697	$11,744	$10,404
12/31/2018	$11,406	$11,399	$11,475	$10,595
1/31/2019	$11,623	$11,689	$11,739	$10,708
2/28/2019	$11,821	$11,875	$11,923	$10,701
3/31/2019	$11,802	$11,855	$11,909	$10,907
4/30/2019	$11,991	$12,050	$12,098	$10,910
5/31/2019	$11,957	$12,024	$12,070	$11,103
6/30/2019	$12,002	$12,053	$12,097	$11,243
7/31/2019	$12,090	$12,150	$12,192	$11,268
8/31/2019	$12,040	$12,117	$12,157	$11,560
9/30/2019	$12,083	$12,173	$12,209	$11,498
10/31/2019	$11,990	$12,118	$12,149	$11,533
11/30/2019	$12,069	$12,190	$12,216	$11,527
12/31/2019	$12,273	$12,384	$12,413	$11,519
1/31/2020	$12,299	$12,453	$12,479	$11,740
2/29/2020	$12,070	$12,289	$12,310	$11,952
3/31/2020	$10,348	$10,769	$10,776	$11,881
4/30/2020	$10,638	$11,253	$11,238	$12,093
5/31/2020	$11,049	$11,681	$11,666	$12,149
6/30/2020	$11,136	$11,814	$11,823	$12,225
7/31/2020	$11,351	$12,045	$12,045	$12,408
8/31/2020	$11,524	$12,225	$12,226	$12,308
9/30/2020	$11,564	$12,302	$12,310	$12,301
10/31/2020	$11,592	$12,327	$12,332	$12,246
11/30/2020	$11,894	$12,602	$12,595	$12,366
12/31/2020	$12,097	$12,771	$12,758	$12,383
1/31/2021	$12,227	$12,923	$12,920	$12,295
2/28/2021	$12,313	$12,999	$13,007	$12,117
3/31/2021	$12,325	$12,999	$13,014	$11,966
4/30/2021	$12,378	$13,065	$13,081	$12,060
5/31/2021	$12,467	$13,141	$13,148	$12,100
6/30/2021	$12,555	$13,190	$13,202	$12,185
7/31/2021	$12,524	$13,188	$13,202	$12,321
8/31/2021	$12,598	$13,251	$13,266	$12,297
9/30/2021	$12,686	$13,336	$13,352	$12,191
10/31/2021	$12,699	$13,372	$13,383	$12,188
11/30/2021	$12,665	$13,350	$13,363	$12,224
12/31/2021	$12,751	$13,436	$13,447	$12,192
1/31/2022	$12,775	$13,484	$13,495	$11,930
2/28/2022	$12,706	$13,415	$13,428	$11,797
3/31/2022	$12,747	$13,422	$13,434	$11,469
4/30/2022	$12,727	$13,451	$13,457	$11,034
5/31/2022	$12,417	$13,107	$13,119	$11,105
6/30/2022	$12,093	$12,823	$12,849	$10,931
7/31/2022	$12,349	$13,096	$13,089	$11,198
8/31/2022	$12,516	$13,294	$13,290	$10,881
9/30/2022	$12,250	$12,991	$13,002	$10,411
10/31/2022	$12,384	$13,120	$13,112	$10,276
11/30/2022	$12,534	$13,277	$13,258	$10,654
12/31/2022	$12,551	$13,332	$13,305	$10,606
1/31/2023	$12,841	$13,688	$13,646	$10,932
2/28/2023	$12,912	$13,766	$13,732	$10,650
3/31/2023	$12,933	$13,762	$13,719	$10,920
4/30/2023	$13,054	$13,907	$13,849	$10,987
5/31/2023	$13,036	$13,881	$13,837	$10,867
6/30/2023	$13,343	$14,196	$14,147	$10,828
7/31/2023	$13,523	$14,378	$14,331	$10,821
8/31/2023	$13,677	$14,547	$14,496	$10,751
9/30/2023	$13,775	$14,687	$14,623	$10,478
10/31/2023	$13,742	$14,684	$14,628	$10,313
11/30/2023	$13,947	$14,863	$14,802	$10,780
12/31/2023	$14,173	$15,108	$15,040	$11,193
1/31/2024	$14,261	$15,210	$15,158	$11,162
2/29/2024	$14,415	$15,348	$15,293	$11,004
3/31/2024	$14,560	$15,479	$15,420	$11,106
4/30/2024	$14,641	$15,572	$15,525	$10,825
5/31/2024	$14,780	$15,718	$15,666	$11,009
6/30/2024	$14,817	$15,773	$15,709	$11,113
7/31/2024	$14,942	$15,881	$15,824	$11,373
8/31/2024	$15,034	$15,978	$15,918	$11,536
9/30/2024	$15,121	$16,096	$16,035	$11,690
10/31/2024	$15,259	$16,234	$16,171	$11,401
11/30/2024	$15,398	$16,365	$16,306	$11,521
12/31/2024	$15,461	$16,461	$16,401	$11,332
1/31/2025	$15,558	$16,575	$16,520	$11,393
2/28/2025	$15,590	$16,592	$16,545	$11,643
3/31/2025	$15,535	$16,540	$16,502	$11,648
4/30/2025	$15,480	$16,531	$16,491	$11,693
5/31/2025	$15,734	$16,784	$16,753	$11,610
6/30/2025	$15,869	$16,923	$16,887	$11,788
7/31/2025	$15,980	$17,071	$17,026	$11,757
8/31/2025	$16,057	$17,140	$17,089	$11,898
9/30/2025	$16,155	$17,222	$17,171	$12,028
10/31/2025	$16,233	$17,260	$17,222	$12,103
11/30/2025	$16,328	$17,315	$17,258	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	6.04%	6.54%	5.03%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,570,815,757
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 21,895,114
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019985
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class A
Trading Symbol	LHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.22%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,780	$10,000	$10,000
12/31/2015	$9,539	$9,742	$9,968
1/31/2016	$9,338	$9,588	$10,105
2/29/2016	$9,372	$9,633	$10,177
3/31/2016	$9,730	$10,058	$10,270
4/30/2016	$10,063	$10,460	$10,309
5/31/2016	$10,158	$10,536	$10,312
6/30/2016	$10,267	$10,650	$10,497
7/31/2016	$10,548	$10,919	$10,564
8/31/2016	$10,759	$11,162	$10,552
9/30/2016	$10,827	$11,234	$10,545
10/31/2016	$10,852	$11,270	$10,465
11/30/2016	$10,849	$11,225	$10,217
12/31/2016	$11,050	$11,446	$10,232
1/31/2017	$11,236	$11,599	$10,252
2/28/2017	$11,395	$11,780	$10,321
3/31/2017	$11,362	$11,756	$10,315
4/30/2017	$11,506	$11,888	$10,395
5/31/2017	$11,577	$11,994	$10,475
6/30/2017	$11,586	$12,007	$10,464
7/31/2017	$11,746	$12,146	$10,509
8/31/2017	$11,740	$12,143	$10,603
9/30/2017	$11,870	$12,252	$10,553
10/31/2017	$11,940	$12,299	$10,559
11/30/2017	$11,948	$12,267	$10,546
12/31/2017	$11,988	$12,302	$10,594
1/31/2018	$12,060	$12,381	$10,472
2/28/2018	$11,928	$12,266	$10,373
3/31/2018	$11,860	$12,190	$10,439
4/30/2018	$11,869	$12,271	$10,362
5/31/2018	$11,847	$12,269	$10,435
6/30/2018	$11,855	$12,312	$10,423
7/31/2018	$11,961	$12,449	$10,425
8/31/2018	$12,100	$12,539	$10,492
9/30/2018	$12,157	$12,612	$10,425
10/31/2018	$11,858	$12,406	$10,342
11/30/2018	$11,705	$12,293	$10,404
12/31/2018	$11,371	$12,024	$10,595
1/31/2019	$11,909	$12,576	$10,708
2/28/2019	$12,116	$12,788	$10,701
3/31/2019	$12,224	$12,913	$10,907
4/30/2019	$12,449	$13,094	$10,910
5/31/2019	$12,322	$12,928	$11,103
6/30/2019	$12,685	$13,244	$11,243
7/31/2019	$12,777	$13,312	$11,268
8/31/2019	$12,714	$13,364	$11,560
9/30/2019	$12,721	$13,406	$11,498
10/31/2019	$12,727	$13,438	$11,533
11/30/2019	$12,802	$13,475	$11,527
12/31/2019	$13,084	$13,756	$11,519
1/31/2020	$13,074	$13,757	$11,740
2/29/2020	$12,869	$13,543	$11,952
3/31/2020	$10,906	$11,950	$11,881
4/30/2020	$11,372	$12,404	$12,093
5/31/2020	$11,964	$12,967	$12,149
6/30/2020	$12,075	$13,090	$12,225
7/31/2020	$12,689	$13,711	$12,408
8/31/2020	$12,924	$13,848	$12,308
9/30/2020	$12,762	$13,705	$12,301
10/31/2020	$12,849	$13,766	$12,246
11/30/2020	$13,397	$14,318	$12,366
12/31/2020	$13,672	$14,591	$12,383
1/31/2021	$13,762	$14,648	$12,295
2/28/2021	$13,927	$14,698	$12,117
3/31/2021	$13,907	$14,724	$11,966
4/30/2021	$14,075	$14,885	$12,060
5/31/2021	$14,132	$14,928	$12,100
6/30/2021	$14,339	$15,132	$12,185
7/31/2021	$14,358	$15,185	$12,321
8/31/2021	$14,432	$15,269	$12,297
9/30/2021	$14,430	$15,275	$12,191
10/31/2021	$14,487	$15,246	$12,188
11/30/2021	$14,301	$15,088	$12,224
12/31/2021	$14,512	$15,372	$12,192
1/31/2022	$14,086	$14,950	$11,930
2/28/2022	$13,875	$14,816	$11,797
3/31/2022	$13,724	$14,681	$11,469
4/30/2022	$13,236	$14,148	$11,034
5/31/2022	$13,200	$14,181	$11,105
6/30/2022	$12,253	$13,215	$10,931
7/31/2022	$12,911	$14,011	$11,198
8/31/2022	$12,614	$13,678	$10,881
9/30/2022	$12,072	$13,130	$10,411
10/31/2022	$12,393	$13,505	$10,276
11/30/2022	$12,638	$13,758	$10,654
12/31/2022	$12,517	$13,656	$10,606
1/31/2023	$12,907	$14,190	$10,932
2/28/2023	$12,685	$14,009	$10,650
3/31/2023	$12,853	$14,165	$10,920
4/30/2023	$12,964	$14,304	$10,987
5/31/2023	$12,804	$14,169	$10,867
6/30/2023	$13,000	$14,401	$10,828
7/31/2023	$13,178	$14,607	$10,821
8/31/2023	$13,125	$14,651	$10,751
9/30/2023	$12,943	$14,480	$10,478
10/31/2023	$12,760	$14,300	$10,313
11/30/2023	$13,333	$14,953	$10,780
12/31/2023	$13,826	$15,506	$11,193
1/31/2024	$13,861	$15,510	$11,162
2/29/2024	$13,902	$15,556	$11,004
3/31/2024	$14,087	$15,743	$11,106
4/30/2024	$13,950	$15,586	$10,825
5/31/2024	$14,149	$15,765	$11,009
6/30/2024	$14,257	$15,918	$11,113
7/31/2024	$14,502	$16,231	$11,373
8/31/2024	$14,727	$16,490	$11,536
9/30/2024	$14,952	$16,760	$11,690
10/31/2024	$14,879	$16,669	$11,401
11/30/2024	$15,061	$16,861	$11,521
12/31/2024	$14,986	$16,789	$11,332
1/31/2025	$15,166	$17,022	$11,393
2/28/2025	$15,249	$17,134	$11,643
3/31/2025	$15,032	$16,951	$11,648
4/30/2025	$14,885	$16,953	$11,693
5/31/2025	$15,167	$17,238	$11,610
6/30/2025	$15,453	$17,560	$11,788
7/31/2025	$15,544	$17,631	$11,757
8/31/2025	$15,737	$17,847	$11,898
9/30/2025	$15,882	$17,985	$12,028
10/31/2025	$15,903	$18,021	$12,103
11/30/2025	$15,998	$18,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	6.22%	3.61%	5.04%
Class A with sales charge	3.81%	3.14%	4.81%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,375,810,546
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 18,702,968
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019987
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class C
Trading Symbol	LHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.56%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.38%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,733	$9,742	$9,968
1/31/2016	$9,535	$9,588	$10,105
2/29/2016	$9,566	$9,633	$10,177
3/31/2016	$9,927	$10,058	$10,270
4/30/2016	$10,248	$10,460	$10,309
5/31/2016	$10,339	$10,536	$10,312
6/30/2016	$10,445	$10,650	$10,497
7/31/2016	$10,727	$10,919	$10,564
8/31/2016	$10,936	$11,162	$10,552
9/30/2016	$11,000	$11,234	$10,545
10/31/2016	$11,019	$11,270	$10,465
11/30/2016	$11,024	$11,225	$10,217
12/31/2016	$11,208	$11,446	$10,232
1/31/2017	$11,391	$11,599	$10,252
2/28/2017	$11,546	$11,780	$10,321
3/31/2017	$11,506	$11,756	$10,315
4/30/2017	$11,647	$11,888	$10,395
5/31/2017	$11,711	$11,994	$10,475
6/30/2017	$11,714	$12,007	$10,464
7/31/2017	$11,870	$12,146	$10,509
8/31/2017	$11,857	$12,143	$10,603
9/30/2017	$11,982	$12,252	$10,553
10/31/2017	$12,046	$12,299	$10,559
11/30/2017	$12,047	$12,267	$10,546
12/31/2017	$12,082	$12,302	$10,594
1/31/2018	$12,147	$12,381	$10,472
2/28/2018	$12,008	$12,266	$10,373
3/31/2018	$11,932	$12,190	$10,439
4/30/2018	$11,934	$12,271	$10,362
5/31/2018	$11,905	$12,269	$10,435
6/30/2018	$11,907	$12,312	$10,423
7/31/2018	$12,006	$12,449	$10,425
8/31/2018	$12,140	$12,539	$10,492
9/30/2018	$12,191	$12,612	$10,425
10/31/2018	$11,883	$12,406	$10,342
11/30/2018	$11,722	$12,293	$10,404
12/31/2018	$11,396	$12,024	$10,595
1/31/2019	$11,930	$12,576	$10,708
2/28/2019	$12,116	$12,788	$10,701
3/31/2019	$12,218	$12,913	$10,907
4/30/2019	$12,437	$13,094	$10,910
5/31/2019	$12,303	$12,928	$11,103
6/30/2019	$12,661	$13,244	$11,243
7/31/2019	$12,746	$13,312	$11,268
8/31/2019	$12,676	$13,364	$11,560
9/30/2019	$12,676	$13,406	$11,498
10/31/2019	$12,676	$13,438	$11,533
11/30/2019	$12,743	$13,475	$11,527
12/31/2019	$13,019	$13,756	$11,519
1/31/2020	$13,002	$13,757	$11,740
2/29/2020	$12,790	$13,543	$11,952
3/31/2020	$10,822	$11,950	$11,881
4/30/2020	$11,282	$12,404	$12,093
5/31/2020	$11,883	$12,967	$12,149
6/30/2020	$11,988	$13,090	$12,225
7/31/2020	$12,575	$13,711	$12,408
8/31/2020	$12,803	$13,848	$12,308
9/30/2020	$12,634	$13,705	$12,301
10/31/2020	$12,714	$13,766	$12,246
11/30/2020	$13,271	$14,318	$12,366
12/31/2020	$13,518	$14,591	$12,383
1/31/2021	$13,600	$14,648	$12,295
2/28/2021	$13,758	$14,698	$12,117
3/31/2021	$13,730	$14,724	$11,966
4/30/2021	$13,889	$14,885	$12,060
5/31/2021	$13,938	$14,928	$12,100
6/30/2021	$14,136	$15,132	$12,185
7/31/2021	$14,146	$15,185	$12,321
8/31/2021	$14,212	$15,269	$12,297
9/30/2021	$14,203	$15,275	$12,191
10/31/2021	$14,251	$15,246	$12,188
11/30/2021	$14,059	$15,088	$12,224
12/31/2021	$14,261	$15,372	$12,192
1/31/2022	$13,833	$14,950	$11,930
2/28/2022	$13,637	$14,816	$11,797
3/31/2022	$13,460	$14,681	$11,469
4/30/2022	$12,973	$14,148	$11,034
5/31/2022	$12,930	$14,181	$11,105
6/30/2022	$11,989	$13,215	$10,931
7/31/2022	$12,631	$14,011	$11,198
8/31/2022	$12,332	$13,678	$10,881
9/30/2022	$11,812	$13,130	$10,411
10/31/2022	$12,121	$13,505	$10,276
11/30/2022	$12,355	$13,758	$10,654
12/31/2022	$12,209	$13,656	$10,606
1/31/2023	$12,605	$14,190	$10,932
2/28/2023	$12,382	$14,009	$10,650
3/31/2023	$12,539	$14,165	$10,920
4/30/2023	$12,641	$14,304	$10,987
5/31/2023	$12,477	$14,169	$10,867
6/30/2023	$12,663	$14,401	$10,828
7/31/2023	$12,809	$14,607	$10,821
8/31/2023	$12,771	$14,651	$10,751
9/30/2023	$12,587	$14,480	$10,478
10/31/2023	$12,401	$14,300	$10,313
11/30/2023	$12,954	$14,953	$10,780
12/31/2023	$13,428	$15,506	$11,193
1/31/2024	$13,455	$15,510	$11,162
2/29/2024	$13,488	$15,556	$11,004
3/31/2024	$13,661	$15,743	$11,106
4/30/2024	$13,499	$15,586	$10,825
5/31/2024	$13,685	$15,765	$11,009
6/30/2024	$13,805	$15,918	$11,113
7/31/2024	$14,035	$16,231	$11,373
8/31/2024	$14,224	$16,490	$11,536
9/30/2024	$14,457	$16,760	$11,690
10/31/2024	$14,379	$16,669	$11,401
11/30/2024	$14,548	$16,861	$11,521
12/31/2024	$14,467	$16,789	$11,332
1/31/2025	$14,611	$17,022	$11,393
2/28/2025	$14,683	$17,134	$11,643
3/31/2025	$14,488	$16,951	$11,648
4/30/2025	$14,338	$16,953	$11,693
5/31/2025	$14,603	$17,238	$11,610
6/30/2025	$14,871	$17,560	$11,788
7/31/2025	$14,927	$17,631	$11,757
8/31/2025	$15,129	$17,847	$11,898
9/30/2025	$15,260	$17,985	$12,028
10/31/2025	$15,247	$18,021	$12,103
11/30/2025	$15,331	$18,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	5.38%	2.93%	4.37%
Class C with sales charge	4.39%	2.93%	4.37%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,375,810,546
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 18,702,968
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054888
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class F
Trading Symbol	LHYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.32%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,754	$9,742	$9,968
1/31/2016	$9,549	$9,588	$10,105
2/29/2016	$9,585	$9,633	$10,177
3/31/2016	$9,966	$10,058	$10,270
4/30/2016	$10,293	$10,460	$10,309
5/31/2016	$10,391	$10,536	$10,312
6/30/2016	$10,504	$10,650	$10,497
7/31/2016	$10,792	$10,919	$10,564
8/31/2016	$11,010	$11,162	$10,552
9/30/2016	$11,080	$11,234	$10,545
10/31/2016	$11,107	$11,270	$10,465
11/30/2016	$11,119	$11,225	$10,217
12/31/2016	$11,311	$11,446	$10,232
1/31/2017	$11,503	$11,599	$10,252
2/28/2017	$11,666	$11,780	$10,321
3/31/2017	$11,633	$11,756	$10,315
4/30/2017	$11,782	$11,888	$10,395
5/31/2017	$11,855	$11,994	$10,475
6/30/2017	$11,866	$12,007	$10,464
7/31/2017	$12,031	$12,146	$10,509
8/31/2017	$12,026	$12,143	$10,603
9/30/2017	$12,159	$12,252	$10,553
10/31/2017	$12,233	$12,299	$10,559
11/30/2017	$12,242	$12,267	$10,546
12/31/2017	$12,284	$12,302	$10,594
1/31/2018	$12,359	$12,381	$10,472
2/28/2018	$12,224	$12,266	$10,373
3/31/2018	$12,155	$12,190	$10,439
4/30/2018	$12,165	$12,271	$10,362
5/31/2018	$12,143	$12,269	$10,435
6/30/2018	$12,153	$12,312	$10,423
7/31/2018	$12,262	$12,449	$10,425
8/31/2018	$12,407	$12,539	$10,492
9/30/2018	$12,466	$12,612	$10,425
10/31/2018	$12,160	$12,406	$10,342
11/30/2018	$12,003	$12,293	$10,404
12/31/2018	$11,661	$12,024	$10,595
1/31/2019	$12,231	$12,576	$10,708
2/28/2019	$12,428	$12,788	$10,701
3/31/2019	$12,540	$12,913	$10,907
4/30/2019	$12,772	$13,094	$10,910
5/31/2019	$12,642	$12,928	$11,103
6/30/2019	$13,017	$13,244	$11,243
7/31/2019	$13,112	$13,312	$11,268
8/31/2019	$13,048	$13,364	$11,560
9/30/2019	$13,056	$13,406	$11,498
10/31/2019	$13,064	$13,438	$11,533
11/30/2019	$13,141	$13,475	$11,527
12/31/2019	$13,433	$13,756	$11,519
1/31/2020	$13,423	$13,757	$11,740
2/29/2020	$13,213	$13,543	$11,952
3/31/2020	$11,196	$11,950	$11,881
4/30/2020	$11,676	$12,404	$12,093
5/31/2020	$12,285	$12,967	$12,149
6/30/2020	$12,400	$13,090	$12,225
7/31/2020	$13,032	$13,711	$12,408
8/31/2020	$13,275	$13,848	$12,308
9/30/2020	$13,109	$13,705	$12,301
10/31/2020	$13,200	$13,766	$12,246
11/30/2020	$13,784	$14,318	$12,366
12/31/2020	$14,048	$14,591	$12,383
1/31/2021	$14,142	$14,648	$12,295
2/28/2021	$14,314	$14,698	$12,117
3/31/2021	$14,294	$14,724	$11,966
4/30/2021	$14,468	$14,885	$12,060
5/31/2021	$14,527	$14,928	$12,100
6/30/2021	$14,742	$15,132	$12,185
7/31/2021	$14,762	$15,185	$12,321
8/31/2021	$14,840	$15,269	$12,297
9/30/2021	$14,839	$15,275	$12,191
10/31/2021	$14,899	$15,246	$12,188
11/30/2021	$14,708	$15,088	$12,224
12/31/2021	$14,927	$15,372	$12,192
1/31/2022	$14,490	$14,950	$11,930
2/28/2022	$14,294	$14,816	$11,797
3/31/2022	$14,119	$14,681	$11,469
4/30/2022	$13,618	$14,148	$11,034
5/31/2022	$13,581	$14,181	$11,105
6/30/2022	$12,606	$13,215	$10,931
7/31/2022	$13,285	$14,011	$11,198
8/31/2022	$12,980	$13,678	$10,881
9/30/2022	$12,443	$13,130	$10,411
10/31/2022	$12,775	$13,505	$10,276
11/30/2022	$13,008	$13,758	$10,654
12/31/2022	$12,884	$13,656	$10,606
1/31/2023	$13,287	$14,190	$10,932
2/28/2023	$13,080	$14,009	$10,650
3/31/2023	$13,233	$14,165	$10,920
4/30/2023	$13,348	$14,304	$10,987
5/31/2023	$13,184	$14,169	$10,867
6/30/2023	$13,388	$14,401	$10,828
7/31/2023	$13,572	$14,607	$10,821
8/31/2023	$13,519	$14,651	$10,751
9/30/2023	$13,332	$14,480	$10,478
10/31/2023	$13,144	$14,300	$10,313
11/30/2023	$13,759	$14,953	$10,780
12/31/2023	$14,246	$15,506	$11,193
1/31/2024	$14,284	$15,510	$11,162
2/29/2024	$14,327	$15,556	$11,004
3/31/2024	$14,518	$15,743	$11,106
4/30/2024	$14,379	$15,586	$10,825
5/31/2024	$14,585	$15,765	$11,009
6/30/2024	$14,698	$15,918	$11,113
7/31/2024	$14,951	$16,231	$11,373
8/31/2024	$15,185	$16,490	$11,536
9/30/2024	$15,442	$16,760	$11,690
10/31/2024	$15,344	$16,669	$11,401
11/30/2024	$15,534	$16,861	$11,521
12/31/2024	$15,457	$16,789	$11,332
1/31/2025	$15,644	$17,022	$11,393
2/28/2025	$15,731	$17,134	$11,643
3/31/2025	$15,508	$16,951	$11,648
4/30/2025	$15,382	$16,953	$11,693
5/31/2025	$15,650	$17,238	$11,610
6/30/2025	$15,972	$17,560	$11,788
7/31/2025	$16,041	$17,631	$11,757
8/31/2025	$16,268	$17,847	$11,898
9/30/2025	$16,393	$17,985	$12,028
10/31/2025	$16,416	$18,021	$12,103
11/30/2025	$16,516	$18,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	6.32%	3.68%	5.15%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,375,810,546
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 18,702,968
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188236
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class F3
Trading Symbol	LHYOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.54%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,111	$10,051
5/31/2017	$10,186	$10,201	$10,128
6/30/2017	$10,197	$10,212	$10,118
7/31/2017	$10,327	$10,330	$10,162
8/31/2017	$10,338	$10,328	$10,253
9/30/2017	$10,454	$10,420	$10,204
10/31/2017	$10,519	$10,461	$10,210
11/30/2017	$10,528	$10,433	$10,197
12/31/2017	$10,566	$10,463	$10,244
1/31/2018	$10,632	$10,531	$10,126
2/28/2018	$10,518	$10,432	$10,030
3/31/2018	$10,461	$10,368	$10,094
4/30/2018	$10,472	$10,437	$10,019
5/31/2018	$10,455	$10,435	$10,091
6/30/2018	$10,465	$10,471	$10,078
7/31/2018	$10,561	$10,588	$10,080
8/31/2018	$10,672	$10,665	$10,145
9/30/2018	$10,725	$10,727	$10,080
10/31/2018	$10,465	$10,551	$10,000
11/30/2018	$10,333	$10,456	$10,060
12/31/2018	$10,043	$10,226	$10,245
1/31/2019	$10,533	$10,696	$10,354
2/28/2019	$10,704	$10,877	$10,348
3/31/2019	$10,816	$10,983	$10,546
4/30/2019	$11,002	$11,137	$10,549
5/31/2019	$10,908	$10,995	$10,736
6/30/2019	$11,231	$11,265	$10,871
7/31/2019	$11,299	$11,323	$10,895
8/31/2019	$11,262	$11,367	$11,177
9/30/2019	$11,271	$11,403	$11,118
10/31/2019	$11,280	$11,429	$11,151
11/30/2019	$11,348	$11,461	$11,146
12/31/2019	$11,585	$11,700	$11,138
1/31/2020	$11,594	$11,701	$11,352
2/29/2020	$11,417	$11,519	$11,557
3/31/2020	$9,672	$10,164	$11,489
4/30/2020	$10,087	$10,550	$11,693
5/31/2020	$10,612	$11,029	$11,747
6/30/2020	$10,713	$11,133	$11,821
7/31/2020	$11,257	$11,662	$11,998
8/31/2020	$11,468	$11,778	$11,901
9/30/2020	$11,328	$11,656	$11,894
10/31/2020	$11,408	$11,709	$11,841
11/30/2020	$11,912	$12,178	$11,958
12/31/2020	$12,141	$12,411	$11,974
1/31/2021	$12,241	$12,458	$11,888
2/28/2021	$12,374	$12,502	$11,716
3/31/2021	$12,376	$12,524	$11,570
4/30/2021	$12,511	$12,661	$11,662
5/31/2021	$12,581	$12,697	$11,700
6/30/2021	$12,751	$12,870	$11,782
7/31/2021	$12,771	$12,915	$11,914
8/31/2021	$12,840	$12,987	$11,891
9/30/2021	$12,858	$12,992	$11,788
10/31/2021	$12,912	$12,967	$11,785
11/30/2021	$12,733	$12,833	$11,820
12/31/2021	$12,924	$13,074	$11,789
1/31/2022	$12,567	$12,716	$11,535
2/28/2022	$12,383	$12,602	$11,407
3/31/2022	$12,234	$12,486	$11,090
4/30/2022	$11,805	$12,033	$10,669
5/31/2022	$11,776	$12,062	$10,738
6/30/2022	$10,938	$11,240	$10,569
7/31/2022	$11,526	$11,917	$10,828
8/31/2022	$11,266	$11,634	$10,522
9/30/2022	$10,786	$11,167	$10,067
10/31/2022	$11,075	$11,486	$9,937
11/30/2022	$11,296	$11,702	$10,302
12/31/2022	$11,191	$11,615	$10,256
1/31/2023	$11,541	$12,069	$10,571
2/28/2023	$11,347	$11,915	$10,298
3/31/2023	$11,499	$12,048	$10,559
4/30/2023	$11,601	$12,166	$10,623
5/31/2023	$11,462	$12,051	$10,508
6/30/2023	$11,640	$12,248	$10,470
7/31/2023	$11,783	$12,424	$10,463
8/31/2023	$11,758	$12,461	$10,396
9/30/2023	$11,599	$12,316	$10,132
10/31/2023	$11,439	$12,163	$9,972
11/30/2023	$11,954	$12,718	$10,424
12/31/2023	$12,397	$13,189	$10,823
1/31/2024	$12,432	$13,192	$10,793
2/29/2024	$12,472	$13,231	$10,640
3/31/2024	$12,641	$13,390	$10,739
4/30/2024	$12,523	$13,257	$10,467
5/31/2024	$12,704	$13,408	$10,645
6/30/2024	$12,804	$13,539	$10,746
7/31/2024	$13,026	$13,805	$10,997
8/31/2024	$13,231	$14,025	$11,155
9/30/2024	$13,457	$14,255	$11,304
10/31/2024	$13,396	$14,178	$11,024
11/30/2024	$13,542	$14,341	$11,140
12/31/2024	$13,478	$14,280	$10,958
1/31/2025	$13,643	$14,478	$11,016
2/28/2025	$13,720	$14,573	$11,258
3/31/2025	$13,530	$14,418	$11,263
4/30/2025	$13,424	$14,419	$11,307
5/31/2025	$13,659	$14,662	$11,226
6/30/2025	$13,941	$14,935	$11,399
7/31/2025	$14,004	$14,996	$11,368
8/31/2025	$14,203	$15,180	$11,504
9/30/2025	$14,315	$15,297	$11,630
10/31/2025	$14,338	$15,328	$11,703
11/30/2025	$14,428	$15,405	$11,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.54%	3.91%	4.32%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	5.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,375,810,546
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 18,702,968
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019989
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class I
Trading Symbol	LAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.44%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,757	$9,742	$9,968
1/31/2016	$9,554	$9,588	$10,105
2/29/2016	$9,591	$9,633	$10,177
3/31/2016	$9,957	$10,058	$10,270
4/30/2016	$10,298	$10,460	$10,309
5/31/2016	$10,397	$10,536	$10,312
6/30/2016	$10,510	$10,650	$10,497
7/31/2016	$10,799	$10,919	$10,564
8/31/2016	$11,016	$11,162	$10,552
9/30/2016	$11,088	$11,234	$10,545
10/31/2016	$11,115	$11,270	$10,465
11/30/2016	$11,129	$11,225	$10,217
12/31/2016	$11,322	$11,446	$10,232
1/31/2017	$11,514	$11,599	$10,252
2/28/2017	$11,678	$11,780	$10,321
3/31/2017	$11,646	$11,756	$10,315
4/30/2017	$11,796	$11,888	$10,395
5/31/2017	$11,870	$11,994	$10,475
6/30/2017	$11,882	$12,007	$10,464
7/31/2017	$12,048	$12,146	$10,509
8/31/2017	$12,044	$12,143	$10,603
9/30/2017	$12,179	$12,252	$10,553
10/31/2017	$12,253	$12,299	$10,559
11/30/2017	$12,263	$12,267	$10,546
12/31/2017	$12,323	$12,302	$10,594
1/31/2018	$12,399	$12,381	$10,472
2/28/2018	$12,250	$12,266	$10,373
3/31/2018	$12,182	$12,190	$10,439
4/30/2018	$12,209	$12,271	$10,362
5/31/2018	$12,172	$12,269	$10,435
6/30/2018	$12,183	$12,312	$10,423
7/31/2018	$12,293	$12,449	$10,425
8/31/2018	$12,438	$12,539	$10,492
9/30/2018	$12,498	$12,612	$10,425
10/31/2018	$12,195	$12,406	$10,342
11/30/2018	$12,040	$12,293	$10,404
12/31/2018	$11,700	$12,024	$10,595
1/31/2019	$12,270	$12,576	$10,708
2/28/2019	$12,467	$12,788	$10,701
3/31/2019	$12,580	$12,913	$10,907
4/30/2019	$12,813	$13,094	$10,910
5/31/2019	$12,685	$12,928	$11,103
6/30/2019	$13,060	$13,244	$11,243
7/31/2019	$13,156	$13,312	$11,268
8/31/2019	$13,095	$13,364	$11,560
9/30/2019	$13,103	$13,406	$11,498
10/31/2019	$13,113	$13,438	$11,533
11/30/2019	$13,191	$13,475	$11,527
12/31/2019	$13,484	$13,756	$11,519
1/31/2020	$13,476	$13,757	$11,740
2/29/2020	$13,268	$13,543	$11,952
3/31/2020	$11,236	$11,950	$11,881
4/30/2020	$11,717	$12,404	$12,093
5/31/2020	$12,345	$12,967	$12,149
6/30/2020	$12,462	$13,090	$12,225
7/31/2020	$13,094	$13,711	$12,408
8/31/2020	$13,338	$13,848	$12,308
9/30/2020	$13,174	$13,705	$12,301
10/31/2020	$13,266	$13,766	$12,246
11/30/2020	$13,851	$14,318	$12,366
12/31/2020	$14,116	$14,591	$12,383
1/31/2021	$14,212	$14,648	$12,295
2/28/2021	$14,385	$14,698	$12,117
3/31/2021	$14,367	$14,724	$11,966
4/30/2021	$14,542	$14,885	$12,060
5/31/2021	$14,603	$14,928	$12,100
6/30/2021	$14,819	$15,132	$12,185
7/31/2021	$14,841	$15,185	$12,321
8/31/2021	$14,920	$15,269	$12,297
9/30/2021	$14,940	$15,275	$12,191
10/31/2021	$15,002	$15,246	$12,188
11/30/2021	$14,793	$15,088	$12,224
12/31/2021	$15,014	$15,372	$12,192
1/31/2022	$14,578	$14,950	$11,930
2/28/2022	$14,383	$14,816	$11,797
3/31/2022	$14,209	$14,681	$11,469
4/30/2022	$13,710	$14,148	$11,034
5/31/2022	$13,675	$14,181	$11,105
6/30/2022	$12,700	$13,215	$10,931
7/31/2022	$13,382	$14,011	$11,198
8/31/2022	$13,078	$13,678	$10,881
9/30/2022	$12,521	$13,130	$10,411
10/31/2022	$12,855	$13,505	$10,276
11/30/2022	$13,110	$13,758	$10,654
12/31/2022	$12,966	$13,656	$10,606
1/31/2023	$13,393	$14,190	$10,932
2/28/2023	$13,166	$14,009	$10,650
3/31/2023	$13,342	$14,165	$10,920
4/30/2023	$13,459	$14,304	$10,987
5/31/2023	$13,296	$14,169	$10,867
6/30/2023	$13,502	$14,401	$10,828
7/31/2023	$13,666	$14,607	$10,821
8/31/2023	$13,636	$14,651	$10,751
9/30/2023	$13,451	$14,480	$10,478
10/31/2023	$13,264	$14,300	$10,313
11/30/2023	$13,860	$14,953	$10,780
12/31/2023	$14,372	$15,506	$11,193
1/31/2024	$14,411	$15,510	$11,162
2/29/2024	$14,456	$15,556	$11,004
3/31/2024	$14,650	$15,743	$11,106
4/30/2024	$14,512	$15,586	$10,825
5/31/2024	$14,720	$15,765	$11,009
6/30/2024	$14,835	$15,918	$11,113
7/31/2024	$15,091	$16,231	$11,373
8/31/2024	$15,327	$16,490	$11,536
9/30/2024	$15,587	$16,760	$11,690
10/31/2024	$15,491	$16,669	$11,401
11/30/2024	$15,683	$16,861	$11,521
12/31/2024	$15,608	$16,789	$11,332
1/31/2025	$15,798	$17,022	$11,393
2/28/2025	$15,886	$17,134	$11,643
3/31/2025	$15,664	$16,951	$11,648
4/30/2025	$15,515	$16,953	$11,693
5/31/2025	$15,811	$17,238	$11,610
6/30/2025	$16,111	$17,560	$11,788
7/31/2025	$16,208	$17,631	$11,757
8/31/2025	$16,412	$17,847	$11,898
9/30/2025	$16,565	$17,985	$12,028
10/31/2025	$16,590	$18,021	$12,103
11/30/2025	$16,692	$18,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	6.44%	3.80%	5.26%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,375,810,546
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 18,702,968
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054889
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R2
Trading Symbol	LHYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$136	1.32%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.64%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,738	$9,742	$9,968
1/31/2016	$9,532	$9,588	$10,105
2/29/2016	$9,564	$9,633	$10,177
3/31/2016	$9,924	$10,058	$10,270
4/30/2016	$10,259	$10,460	$10,309
5/31/2016	$10,352	$10,536	$10,312
6/30/2016	$10,460	$10,650	$10,497
7/31/2016	$10,742	$10,919	$10,564
8/31/2016	$10,952	$11,162	$10,552
9/30/2016	$11,019	$11,234	$10,545
10/31/2016	$11,040	$11,270	$10,465
11/30/2016	$11,049	$11,225	$10,217
12/31/2016	$11,249	$11,446	$10,232
1/31/2017	$11,419	$11,599	$10,252
2/28/2017	$11,591	$11,780	$10,321
3/31/2017	$11,554	$11,756	$10,315
4/30/2017	$11,682	$11,888	$10,395
5/31/2017	$11,765	$11,994	$10,475
6/30/2017	$11,756	$12,007	$10,464
7/31/2017	$11,914	$12,146	$10,509
8/31/2017	$11,904	$12,143	$10,603
9/30/2017	$12,047	$12,252	$10,553
10/31/2017	$12,098	$12,299	$10,559
11/30/2017	$12,118	$12,267	$10,546
12/31/2017	$12,155	$12,302	$10,594
1/31/2018	$12,224	$12,381	$10,472
2/28/2018	$12,088	$12,266	$10,373
3/31/2018	$12,016	$12,190	$10,439
4/30/2018	$12,021	$12,271	$10,362
5/31/2018	$11,979	$12,269	$10,435
6/30/2018	$11,984	$12,312	$10,423
7/31/2018	$12,087	$12,449	$10,425
8/31/2018	$12,224	$12,539	$10,492
9/30/2018	$12,277	$12,612	$10,425
10/31/2018	$11,973	$12,406	$10,342
11/30/2018	$11,816	$12,293	$10,404
12/31/2018	$11,477	$12,024	$10,595
1/31/2019	$12,030	$12,576	$10,708
2/28/2019	$12,218	$12,788	$10,701
3/31/2019	$12,322	$12,913	$10,907
4/30/2019	$12,544	$13,094	$10,910
5/31/2019	$12,413	$12,928	$11,103
6/30/2019	$12,790	$13,244	$11,243
7/31/2019	$12,861	$13,312	$11,268
8/31/2019	$12,795	$13,364	$11,560
9/30/2019	$12,797	$13,406	$11,498
10/31/2019	$12,817	$13,438	$11,533
11/30/2019	$12,870	$13,475	$11,527
12/31/2019	$13,149	$13,756	$11,519
1/31/2020	$13,135	$13,757	$11,740
2/29/2020	$12,926	$13,543	$11,952
3/31/2020	$10,944	$11,950	$11,881
4/30/2020	$11,406	$12,404	$12,093
5/31/2020	$12,011	$12,967	$12,149
6/30/2020	$12,119	$13,090	$12,225
7/31/2020	$12,726	$13,711	$12,408
8/31/2020	$12,958	$13,848	$12,308
9/30/2020	$12,792	$13,705	$12,301
10/31/2020	$12,875	$13,766	$12,246
11/30/2020	$13,435	$14,318	$12,366
12/31/2020	$13,686	$14,591	$12,383
1/31/2021	$13,771	$14,648	$12,295
2/28/2021	$13,932	$14,698	$12,117
3/31/2021	$13,926	$14,724	$11,966
4/30/2021	$14,070	$14,885	$12,060
5/31/2021	$14,141	$14,928	$12,100
6/30/2021	$14,324	$15,132	$12,185
7/31/2021	$14,338	$15,185	$12,321
8/31/2021	$14,407	$15,269	$12,297
9/30/2021	$14,420	$15,275	$12,191
10/31/2021	$14,472	$15,246	$12,188
11/30/2021	$14,264	$15,088	$12,224
12/31/2021	$14,469	$15,372	$12,192
1/31/2022	$14,042	$14,950	$11,930
2/28/2022	$13,849	$14,816	$11,797
3/31/2022	$13,675	$14,681	$11,469
4/30/2022	$13,188	$14,148	$11,034
5/31/2022	$13,148	$14,181	$11,105
6/30/2022	$12,186	$13,215	$10,931
7/31/2022	$12,854	$14,011	$11,198
8/31/2022	$12,536	$13,678	$10,881
9/30/2022	$12,016	$13,130	$10,411
10/31/2022	$12,330	$13,505	$10,276
11/30/2022	$12,569	$13,758	$10,654
12/31/2022	$12,425	$13,656	$10,606
1/31/2023	$12,826	$14,190	$10,932
2/28/2023	$12,604	$14,009	$10,650
3/31/2023	$12,765	$14,165	$10,920
4/30/2023	$12,871	$14,304	$10,987
5/31/2023	$12,709	$14,169	$10,867
6/30/2023	$12,899	$14,401	$10,828
7/31/2023	$13,050	$14,607	$10,821
8/31/2023	$13,014	$14,651	$10,751
9/30/2023	$12,831	$14,480	$10,478
10/31/2023	$12,626	$14,300	$10,313
11/30/2023	$13,208	$14,953	$10,780
12/31/2023	$13,688	$15,506	$11,193
1/31/2024	$13,719	$15,510	$11,162
2/29/2024	$13,756	$15,556	$11,004
3/31/2024	$13,933	$15,743	$11,106
4/30/2024	$13,773	$15,586	$10,825
5/31/2024	$13,964	$15,765	$11,009
6/30/2024	$14,088	$15,918	$11,113
7/31/2024	$14,324	$16,231	$11,373
8/31/2024	$14,518	$16,490	$11,536
9/30/2024	$14,757	$16,760	$11,690
10/31/2024	$14,681	$16,669	$11,401
11/30/2024	$14,856	$16,861	$11,521
12/31/2024	$14,778	$16,789	$11,332
1/31/2025	$14,949	$17,022	$11,393
2/28/2025	$15,003	$17,134	$11,643
3/31/2025	$14,809	$16,951	$11,648
4/30/2025	$14,661	$16,953	$11,693
5/31/2025	$14,933	$17,238	$11,610
6/30/2025	$15,209	$17,560	$11,788
7/31/2025	$15,293	$17,631	$11,757
8/31/2025	$15,477	$17,847	$11,898
9/30/2025	$15,613	$17,985	$12,028
10/31/2025	$15,605	$18,021	$12,103
11/30/2025	$15,694	$18,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.64%	3.16%	4.61%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,375,810,546
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 18,702,968
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054890
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R3
Trading Symbol	LHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.75%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,753	$9,742	$9,968
1/31/2016	$9,547	$9,588	$10,105
2/29/2016	$9,580	$9,633	$10,177
3/31/2016	$9,942	$10,058	$10,270
4/30/2016	$10,278	$10,460	$10,309
5/31/2016	$10,372	$10,536	$10,312
6/30/2016	$10,481	$10,650	$10,497
7/31/2016	$10,764	$10,919	$10,564
8/31/2016	$10,976	$11,162	$10,552
9/30/2016	$11,043	$11,234	$10,545
10/31/2016	$11,066	$11,270	$10,465
11/30/2016	$11,075	$11,225	$10,217
12/31/2016	$11,276	$11,446	$10,232
1/31/2017	$11,448	$11,599	$10,252
2/28/2017	$11,621	$11,780	$10,321
3/31/2017	$11,586	$11,756	$10,315
4/30/2017	$11,715	$11,888	$10,395
5/31/2017	$11,799	$11,994	$10,475
6/30/2017	$11,790	$12,007	$10,464
7/31/2017	$11,950	$12,146	$10,509
8/31/2017	$11,941	$12,143	$10,603
9/30/2017	$12,085	$12,252	$10,553
10/31/2017	$12,138	$12,299	$10,559
11/30/2017	$12,143	$12,267	$10,546
12/31/2017	$12,197	$12,302	$10,594
1/31/2018	$12,267	$12,381	$10,472
2/28/2018	$12,132	$12,266	$10,373
3/31/2018	$12,044	$12,190	$10,439
4/30/2018	$12,067	$12,271	$10,362
5/31/2018	$12,026	$12,269	$10,435
6/30/2018	$12,032	$12,312	$10,423
7/31/2018	$12,135	$12,449	$10,425
8/31/2018	$12,274	$12,539	$10,492
9/30/2018	$12,328	$12,612	$10,425
10/31/2018	$12,024	$12,406	$10,342
11/30/2018	$11,867	$12,293	$10,404
12/31/2018	$11,528	$12,024	$10,595
1/31/2019	$12,084	$12,576	$10,708
2/28/2019	$12,274	$12,788	$10,701
3/31/2019	$12,379	$12,913	$10,907
4/30/2019	$12,603	$13,094	$10,910
5/31/2019	$12,473	$12,928	$11,103
6/30/2019	$12,836	$13,244	$11,243
7/31/2019	$12,925	$13,312	$11,268
8/31/2019	$12,859	$13,364	$11,560
9/30/2019	$12,863	$13,406	$11,498
10/31/2019	$12,867	$13,438	$11,533
11/30/2019	$12,938	$13,475	$11,527
12/31/2019	$13,220	$13,756	$11,519
1/31/2020	$13,206	$13,757	$11,740
2/29/2020	$12,998	$13,543	$11,952
3/31/2020	$11,006	$11,950	$11,881
4/30/2020	$11,472	$12,404	$12,093
5/31/2020	$12,081	$12,967	$12,149
6/30/2020	$12,190	$13,090	$12,225
7/31/2020	$12,802	$13,711	$12,408
8/31/2020	$13,036	$13,848	$12,308
9/30/2020	$12,871	$13,705	$12,301
10/31/2020	$12,955	$13,766	$12,246
11/30/2020	$13,520	$14,318	$12,366
12/31/2020	$13,773	$14,591	$12,383
1/31/2021	$13,861	$14,648	$12,295
2/28/2021	$14,024	$14,698	$12,117
3/31/2021	$14,000	$14,724	$11,966
4/30/2021	$14,165	$14,885	$12,060
5/31/2021	$14,219	$14,928	$12,100
6/30/2021	$14,423	$15,132	$12,185
7/31/2021	$14,438	$15,185	$12,321
8/31/2021	$14,509	$15,269	$12,297
9/30/2021	$14,504	$15,275	$12,191
10/31/2021	$14,558	$15,246	$12,188
11/30/2021	$14,368	$15,088	$12,224
12/31/2021	$14,576	$15,372	$12,192
1/31/2022	$14,148	$14,950	$11,930
2/28/2022	$13,934	$14,816	$11,797
3/31/2022	$13,779	$14,681	$11,469
4/30/2022	$13,290	$14,148	$11,034
5/31/2022	$13,251	$14,181	$11,105
6/30/2022	$12,283	$13,215	$10,931
7/31/2022	$12,937	$14,011	$11,198
8/31/2022	$12,638	$13,678	$10,881
9/30/2022	$12,114	$13,130	$10,411
10/31/2022	$12,431	$13,505	$10,276
11/30/2022	$12,673	$13,758	$10,654
12/31/2022	$12,529	$13,656	$10,606
1/31/2023	$12,935	$14,190	$10,932
2/28/2023	$12,712	$14,009	$10,650
3/31/2023	$12,876	$14,165	$10,920
4/30/2023	$12,983	$14,304	$10,987
5/31/2023	$12,821	$14,169	$10,867
6/30/2023	$13,014	$14,401	$10,828
7/31/2023	$13,167	$14,607	$10,821
8/31/2023	$13,111	$14,651	$10,751
9/30/2023	$12,949	$14,480	$10,478
10/31/2023	$12,743	$14,300	$10,313
11/30/2023	$13,331	$14,953	$10,780
12/31/2023	$13,817	$15,506	$11,193
1/31/2024	$13,850	$15,510	$11,162
2/29/2024	$13,887	$15,556	$11,004
3/31/2024	$14,067	$15,743	$11,106
4/30/2024	$13,907	$15,586	$10,825
5/31/2024	$14,101	$15,765	$11,009
6/30/2024	$14,228	$15,918	$11,113
7/31/2024	$14,467	$16,231	$11,373
8/31/2024	$14,664	$16,490	$11,536
9/30/2024	$14,907	$16,760	$11,690
10/31/2024	$14,832	$16,669	$11,401
11/30/2024	$15,009	$16,861	$11,521
12/31/2024	$14,932	$16,789	$11,332
1/31/2025	$15,106	$17,022	$11,393
2/28/2025	$15,162	$17,134	$11,643
3/31/2025	$14,967	$16,951	$11,648
4/30/2025	$14,819	$16,953	$11,693
5/31/2025	$15,095	$17,238	$11,610
6/30/2025	$15,374	$17,560	$11,788
7/31/2025	$15,437	$17,631	$11,757
8/31/2025	$15,648	$17,847	$11,898
9/30/2025	$15,788	$17,985	$12,028
10/31/2025	$15,780	$18,021	$12,103
11/30/2025	$15,872	$18,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.75%	3.26%	4.73%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,375,810,546
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 18,702,968
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156623
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R4
Trading Symbol	LHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.00%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,753	$9,742	$9,968
1/31/2016	$9,548	$9,588	$10,105
2/29/2016	$9,583	$9,633	$10,177
3/31/2016	$9,949	$10,058	$10,270
4/30/2016	$10,289	$10,460	$10,309
5/31/2016	$10,371	$10,536	$10,312
6/30/2016	$10,482	$10,650	$10,497
7/31/2016	$10,784	$10,919	$10,564
8/31/2016	$11,000	$11,162	$10,552
9/30/2016	$11,069	$11,234	$10,545
10/31/2016	$11,094	$11,270	$10,465
11/30/2016	$11,091	$11,225	$10,217
12/31/2016	$11,296	$11,446	$10,232
1/31/2017	$11,486	$11,599	$10,252
2/28/2017	$11,648	$11,780	$10,321
3/31/2017	$11,614	$11,756	$10,315
4/30/2017	$11,761	$11,888	$10,395
5/31/2017	$11,833	$11,994	$10,475
6/30/2017	$11,842	$12,007	$10,464
7/31/2017	$11,990	$12,146	$10,509
8/31/2017	$11,999	$12,143	$10,603
9/30/2017	$12,131	$12,252	$10,553
10/31/2017	$12,202	$12,299	$10,559
11/30/2017	$12,210	$12,267	$10,546
12/31/2017	$12,251	$12,302	$10,594
1/31/2018	$12,324	$12,381	$10,472
2/28/2018	$12,189	$12,266	$10,373
3/31/2018	$12,119	$12,190	$10,439
4/30/2018	$12,127	$12,271	$10,362
5/31/2018	$12,104	$12,269	$10,435
6/30/2018	$12,113	$12,312	$10,423
7/31/2018	$12,220	$12,449	$10,425
8/31/2018	$12,345	$12,539	$10,492
9/30/2018	$12,403	$12,612	$10,425
10/31/2018	$12,114	$12,406	$10,342
11/30/2018	$11,940	$12,293	$10,404
12/31/2018	$11,615	$12,024	$10,595
1/31/2019	$12,164	$12,576	$10,708
2/28/2019	$12,376	$12,788	$10,701
3/31/2019	$12,485	$12,913	$10,907
4/30/2019	$12,697	$13,094	$10,910
5/31/2019	$12,584	$12,928	$11,103
6/30/2019	$12,955	$13,244	$11,243
7/31/2019	$13,031	$13,312	$11,268
8/31/2019	$12,984	$13,364	$11,560
9/30/2019	$12,990	$13,406	$11,498
10/31/2019	$12,996	$13,438	$11,533
11/30/2019	$13,071	$13,475	$11,527
12/31/2019	$13,342	$13,756	$11,519
1/31/2020	$13,349	$13,757	$11,740
2/29/2020	$13,139	$13,543	$11,952
3/31/2020	$11,116	$11,950	$11,881
4/30/2020	$11,592	$12,404	$12,093
5/31/2020	$12,214	$12,967	$12,149
6/30/2020	$12,327	$13,090	$12,225
7/31/2020	$12,934	$13,711	$12,408
8/31/2020	$13,192	$13,848	$12,308
9/30/2020	$13,026	$13,705	$12,301
10/31/2020	$13,115	$13,766	$12,246
11/30/2020	$13,674	$14,318	$12,366
12/31/2020	$13,953	$14,591	$12,383
1/31/2021	$14,045	$14,648	$12,295
2/28/2021	$14,213	$14,698	$12,117
3/31/2021	$14,192	$14,724	$11,966
4/30/2021	$14,363	$14,885	$12,060
5/31/2021	$14,420	$14,928	$12,100
6/30/2021	$14,631	$15,132	$12,185
7/31/2021	$14,630	$15,185	$12,321
8/31/2021	$14,725	$15,269	$12,297
9/30/2021	$14,722	$15,275	$12,191
10/31/2021	$14,780	$15,246	$12,188
11/30/2021	$14,589	$15,088	$12,224
12/31/2021	$14,804	$15,372	$12,192
1/31/2022	$14,370	$14,950	$11,930
2/28/2022	$14,154	$14,816	$11,797
3/31/2022	$13,998	$14,681	$11,469
4/30/2022	$13,501	$14,148	$11,034
5/31/2022	$13,463	$14,181	$11,105
6/30/2022	$12,496	$13,215	$10,931
7/31/2022	$13,167	$14,011	$11,198
8/31/2022	$12,864	$13,678	$10,881
9/30/2022	$12,310	$13,130	$10,411
10/31/2022	$12,637	$13,505	$10,276
11/30/2022	$12,887	$13,758	$10,654
12/31/2022	$12,763	$13,656	$10,606
1/31/2023	$13,160	$14,190	$10,932
2/28/2023	$12,933	$14,009	$10,650
3/31/2023	$13,104	$14,165	$10,920
4/30/2023	$13,216	$14,304	$10,987
5/31/2023	$13,052	$14,169	$10,867
6/30/2023	$13,252	$14,401	$10,828
7/31/2023	$13,411	$14,607	$10,821
8/31/2023	$13,378	$14,651	$10,751
9/30/2023	$13,192	$14,480	$10,478
10/31/2023	$13,005	$14,300	$10,313
11/30/2023	$13,589	$14,953	$10,780
12/31/2023	$14,090	$15,506	$11,193
1/31/2024	$14,126	$15,510	$11,162
2/29/2024	$14,167	$15,556	$11,004
3/31/2024	$14,354	$15,743	$11,106
4/30/2024	$14,215	$15,586	$10,825
5/31/2024	$14,417	$15,765	$11,009
6/30/2024	$14,526	$15,918	$11,113
7/31/2024	$14,775	$16,231	$11,373
8/31/2024	$14,980	$16,490	$11,536
9/30/2024	$15,232	$16,760	$11,690
10/31/2024	$15,157	$16,669	$11,401
11/30/2024	$15,343	$16,861	$11,521
12/31/2024	$15,265	$16,789	$11,332
1/31/2025	$15,448	$17,022	$11,393
2/28/2025	$15,531	$17,134	$11,643
3/31/2025	$15,310	$16,951	$11,648
4/30/2025	$15,159	$16,953	$11,693
5/31/2025	$15,446	$17,238	$11,610
6/30/2025	$15,737	$17,560	$11,788
7/31/2025	$15,829	$17,631	$11,757
8/31/2025	$16,025	$17,847	$11,898
9/30/2025	$16,171	$17,985	$12,028
10/31/2025	$16,166	$18,021	$12,103
11/30/2025	$16,263	$18,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	6.00%	3.53%	4.98%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,375,810,546
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 18,702,968
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156624
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R5
Trading Symbol	LHYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.27%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,757	$9,742	$9,968
1/31/2016	$9,554	$9,588	$10,105
2/29/2016	$9,592	$9,633	$10,177
3/31/2016	$9,958	$10,058	$10,270
4/30/2016	$10,285	$10,460	$10,309
5/31/2016	$10,384	$10,536	$10,312
6/30/2016	$10,497	$10,650	$10,497
7/31/2016	$10,800	$10,919	$10,564
8/31/2016	$11,018	$11,162	$10,552
9/30/2016	$11,090	$11,234	$10,545
10/31/2016	$11,117	$11,270	$10,465
11/30/2016	$11,116	$11,225	$10,217
12/31/2016	$11,324	$11,446	$10,232
1/31/2017	$11,516	$11,599	$10,252
2/28/2017	$11,680	$11,780	$10,321
3/31/2017	$11,649	$11,756	$10,315
4/30/2017	$11,799	$11,888	$10,395
5/31/2017	$11,873	$11,994	$10,475
6/30/2017	$11,885	$12,007	$10,464
7/31/2017	$12,051	$12,146	$10,509
8/31/2017	$12,047	$12,143	$10,603
9/30/2017	$12,182	$12,252	$10,553
10/31/2017	$12,256	$12,299	$10,559
11/30/2017	$12,266	$12,267	$10,546
12/31/2017	$12,326	$12,302	$10,594
1/31/2018	$12,386	$12,381	$10,472
2/28/2018	$12,253	$12,266	$10,373
3/31/2018	$12,186	$12,190	$10,439
4/30/2018	$12,197	$12,271	$10,362
5/31/2018	$12,177	$12,269	$10,435
6/30/2018	$12,188	$12,312	$10,423
7/31/2018	$12,298	$12,449	$10,425
8/31/2018	$12,444	$12,539	$10,492
9/30/2018	$12,488	$12,612	$10,425
10/31/2018	$12,200	$12,406	$10,342
11/30/2018	$12,029	$12,293	$10,404
12/31/2018	$11,706	$12,024	$10,595
1/31/2019	$12,259	$12,576	$10,708
2/28/2019	$12,474	$12,788	$10,701
3/31/2019	$12,587	$12,913	$10,907
4/30/2019	$12,820	$13,094	$10,910
5/31/2019	$12,692	$12,928	$11,103
6/30/2019	$13,068	$13,244	$11,243
7/31/2019	$13,164	$13,312	$11,268
8/31/2019	$13,102	$13,364	$11,560
9/30/2019	$13,111	$13,406	$11,498
10/31/2019	$13,121	$13,438	$11,533
11/30/2019	$13,199	$13,475	$11,527
12/31/2019	$13,492	$13,756	$11,519
1/31/2020	$13,484	$13,757	$11,740
2/29/2020	$13,276	$13,543	$11,952
3/31/2020	$11,244	$11,950	$11,881
4/30/2020	$11,725	$12,404	$12,093
5/31/2020	$12,354	$12,967	$12,149
6/30/2020	$12,471	$13,090	$12,225
7/31/2020	$13,085	$13,711	$12,408
8/31/2020	$13,348	$13,848	$12,308
9/30/2020	$13,184	$13,705	$12,301
10/31/2020	$13,276	$13,766	$12,246
11/30/2020	$13,843	$14,318	$12,366
12/31/2020	$14,127	$14,591	$12,383
1/31/2021	$14,223	$14,648	$12,295
2/28/2021	$14,396	$14,698	$12,117
3/31/2021	$14,378	$14,724	$11,966
4/30/2021	$14,553	$14,885	$12,060
5/31/2021	$14,614	$14,928	$12,100
6/30/2021	$14,831	$15,132	$12,185
7/31/2021	$14,853	$15,185	$12,321
8/31/2021	$14,932	$15,269	$12,297
9/30/2021	$14,933	$15,275	$12,191
10/31/2021	$14,994	$15,246	$12,188
11/30/2021	$14,805	$15,088	$12,224
12/31/2021	$15,025	$15,372	$12,192
1/31/2022	$14,589	$14,950	$11,930
2/28/2022	$14,374	$14,816	$11,797
3/31/2022	$14,220	$14,681	$11,469
4/30/2022	$13,700	$14,148	$11,034
5/31/2022	$13,685	$14,181	$11,105
6/30/2022	$12,689	$13,215	$10,931
7/31/2022	$13,372	$14,011	$11,198
8/31/2022	$13,067	$13,678	$10,881
9/30/2022	$12,531	$13,130	$10,411
10/31/2022	$12,865	$13,505	$10,276
11/30/2022	$13,099	$13,758	$10,654
12/31/2022	$12,976	$13,656	$10,606
1/31/2023	$13,403	$14,190	$10,932
2/28/2023	$13,176	$14,009	$10,650
3/31/2023	$13,331	$14,165	$10,920
4/30/2023	$13,448	$14,304	$10,987
5/31/2023	$13,307	$14,169	$10,867
6/30/2023	$13,491	$14,401	$10,828
7/31/2023	$13,677	$14,607	$10,821
8/31/2023	$13,625	$14,651	$10,751
9/30/2023	$13,439	$14,480	$10,478
10/31/2023	$13,252	$14,300	$10,313
11/30/2023	$13,870	$14,953	$10,780
12/31/2023	$14,361	$15,506	$11,193
1/31/2024	$14,423	$15,510	$11,162
2/29/2024	$14,468	$15,556	$11,004
3/31/2024	$14,639	$15,743	$11,106
4/30/2024	$14,500	$15,586	$10,825
5/31/2024	$14,709	$15,765	$11,009
6/30/2024	$14,847	$15,918	$11,113
7/31/2024	$15,103	$16,231	$11,373
8/31/2024	$15,315	$16,490	$11,536
9/30/2024	$15,575	$16,760	$11,690
10/31/2024	$15,503	$16,669	$11,401
11/30/2024	$15,695	$16,861	$11,521
12/31/2024	$15,620	$16,789	$11,332
1/31/2025	$15,785	$17,022	$11,393
2/28/2025	$15,874	$17,134	$11,643
3/31/2025	$15,677	$16,951	$11,648
4/30/2025	$15,527	$16,953	$11,693
5/31/2025	$15,823	$17,238	$11,610
6/30/2025	$16,123	$17,560	$11,788
7/31/2025	$16,195	$17,631	$11,757
8/31/2025	$16,424	$17,847	$11,898
9/30/2025	$16,552	$17,985	$12,028
10/31/2025	$16,577	$18,021	$12,103
11/30/2025	$16,679	$18,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	6.27%	3.80%	5.25%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,375,810,546
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 18,702,968
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156625
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R6
Trading Symbol	LHYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.38%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,744	$9,742	$9,968
1/31/2016	$9,542	$9,588	$10,105
2/29/2016	$9,580	$9,633	$10,177
3/31/2016	$9,961	$10,058	$10,270
4/30/2016	$10,303	$10,460	$10,309
5/31/2016	$10,388	$10,536	$10,312
6/30/2016	$10,502	$10,650	$10,497
7/31/2016	$10,806	$10,919	$10,564
8/31/2016	$11,010	$11,162	$10,552
9/30/2016	$11,082	$11,234	$10,545
10/31/2016	$11,111	$11,270	$10,465
11/30/2016	$11,126	$11,225	$10,217
12/31/2016	$11,334	$11,446	$10,232
1/31/2017	$11,512	$11,599	$10,252
2/28/2017	$11,691	$11,780	$10,321
3/31/2017	$11,660	$11,756	$10,315
4/30/2017	$11,795	$11,888	$10,395
5/31/2017	$11,885	$11,994	$10,475
6/30/2017	$11,898	$12,007	$10,464
7/31/2017	$12,050	$12,146	$10,509
8/31/2017	$12,062	$12,143	$10,603
9/30/2017	$12,198	$12,252	$10,553
10/31/2017	$12,273	$12,299	$10,559
11/30/2017	$12,285	$12,267	$10,546
12/31/2017	$12,329	$12,302	$10,594
1/31/2018	$12,406	$12,381	$10,472
2/28/2018	$12,274	$12,266	$10,373
3/31/2018	$12,208	$12,190	$10,439
4/30/2018	$12,220	$12,271	$10,362
5/31/2018	$12,200	$12,269	$10,435
6/30/2018	$12,213	$12,312	$10,423
7/31/2018	$12,324	$12,449	$10,425
8/31/2018	$12,454	$12,539	$10,492
9/30/2018	$12,515	$12,612	$10,425
10/31/2018	$12,212	$12,406	$10,342
11/30/2018	$12,058	$12,293	$10,404
12/31/2018	$11,720	$12,024	$10,595
1/31/2019	$12,292	$12,576	$10,708
2/28/2019	$12,491	$12,788	$10,701
3/31/2019	$12,621	$12,913	$10,907
4/30/2019	$12,839	$13,094	$10,910
5/31/2019	$12,729	$12,928	$11,103
6/30/2019	$13,106	$13,244	$11,243
7/31/2019	$13,186	$13,312	$11,268
8/31/2019	$13,143	$13,364	$11,560
9/30/2019	$13,152	$13,406	$11,498
10/31/2019	$13,163	$13,438	$11,533
11/30/2019	$13,243	$13,475	$11,527
12/31/2019	$13,519	$13,756	$11,519
1/31/2020	$13,530	$13,757	$11,740
2/29/2020	$13,323	$13,543	$11,952
3/31/2020	$11,269	$11,950	$11,881
4/30/2020	$11,771	$12,404	$12,093
5/31/2020	$12,384	$12,967	$12,149
6/30/2020	$12,502	$13,090	$12,225
7/31/2020	$13,137	$13,711	$12,408
8/31/2020	$13,384	$13,848	$12,308
9/30/2020	$13,220	$13,705	$12,301
10/31/2020	$13,313	$13,766	$12,246
11/30/2020	$13,901	$14,318	$12,366
12/31/2020	$14,188	$14,591	$12,383
1/31/2021	$14,285	$14,648	$12,295
2/28/2021	$14,440	$14,698	$12,117
3/31/2021	$14,442	$14,724	$11,966
4/30/2021	$14,600	$14,885	$12,060
5/31/2021	$14,682	$14,928	$12,100
6/30/2021	$14,881	$15,132	$12,185
7/31/2021	$14,904	$15,185	$12,321
8/31/2021	$14,984	$15,269	$12,297
9/30/2021	$15,006	$15,275	$12,191
10/31/2021	$15,069	$15,246	$12,188
11/30/2021	$14,860	$15,088	$12,224
12/31/2021	$15,083	$15,372	$12,192
1/31/2022	$14,667	$14,950	$11,930
2/28/2022	$14,452	$14,816	$11,797
3/31/2022	$14,278	$14,681	$11,469
4/30/2022	$13,777	$14,148	$11,034
5/31/2022	$13,744	$14,181	$11,105
6/30/2022	$12,765	$13,215	$10,931
7/31/2022	$13,452	$14,011	$11,198
8/31/2022	$13,148	$13,678	$10,881
9/30/2022	$12,589	$13,130	$10,411
10/31/2022	$12,925	$13,505	$10,276
11/30/2022	$13,183	$13,758	$10,654
12/31/2022	$13,061	$13,656	$10,606
1/31/2023	$13,469	$14,190	$10,932
2/28/2023	$13,243	$14,009	$10,650
3/31/2023	$13,421	$14,165	$10,920
4/30/2023	$13,539	$14,304	$10,987
5/31/2023	$13,377	$14,169	$10,867
6/30/2023	$13,585	$14,401	$10,828
7/31/2023	$13,774	$14,607	$10,821
8/31/2023	$13,722	$14,651	$10,751
9/30/2023	$13,537	$14,480	$10,478
10/31/2023	$13,351	$14,300	$10,313
11/30/2023	$13,951	$14,953	$10,780
12/31/2023	$14,468	$15,506	$11,193
1/31/2024	$14,510	$15,510	$11,162
2/29/2024	$14,556	$15,556	$11,004
3/31/2024	$14,753	$15,743	$11,106
4/30/2024	$14,615	$15,586	$10,825
5/31/2024	$14,827	$15,765	$11,009
6/30/2024	$14,967	$15,918	$11,113
7/31/2024	$15,203	$16,231	$11,373
8/31/2024	$15,442	$16,490	$11,536
9/30/2024	$15,705	$16,760	$11,690
10/31/2024	$15,634	$16,669	$11,401
11/30/2024	$15,829	$16,861	$11,521
12/31/2024	$15,754	$16,789	$11,332
1/31/2025	$15,922	$17,022	$11,393
2/28/2025	$16,013	$17,134	$11,643
3/31/2025	$15,815	$16,951	$11,648
4/30/2025	$15,666	$16,953	$11,693
5/31/2025	$15,966	$17,238	$11,610
6/30/2025	$16,270	$17,560	$11,788
7/31/2025	$16,344	$17,631	$11,757
8/31/2025	$16,576	$17,847	$11,898
9/30/2025	$16,707	$17,985	$12,028
10/31/2025	$16,733	$18,021	$12,103
11/30/2025	$16,838	$18,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	6.38%	3.91%	5.35%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,375,810,546
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 18,702,968
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020002
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class A
Trading Symbol	LAGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.09%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,783	$10,000	$10,000	$10,000
12/31/2015	$9,640	$9,923	$9,873	$9,968
1/31/2016	$9,533	$9,975	$9,848	$10,105
2/29/2016	$9,535	$10,059	$9,921	$10,177
3/31/2016	$9,936	$10,312	$10,281	$10,270
4/30/2016	$10,154	$10,438	$10,473	$10,309
5/31/2016	$10,151	$10,434	$10,462	$10,312
6/30/2016	$10,369	$10,672	$10,718	$10,497
7/31/2016	$10,550	$10,811	$10,902	$10,564
8/31/2016	$10,621	$10,833	$10,945	$10,552
9/30/2016	$10,654	$10,803	$10,939	$10,545
10/31/2016	$10,645	$10,711	$10,869	$10,465
11/30/2016	$10,376	$10,419	$10,580	$10,217
12/31/2016	$10,482	$10,482	$10,667	$10,232
1/31/2017	$10,588	$10,517	$10,720	$10,252
2/28/2017	$10,695	$10,634	$10,850	$10,321
3/31/2017	$10,727	$10,618	$10,826	$10,315
4/30/2017	$10,797	$10,724	$10,949	$10,395
5/31/2017	$10,904	$10,839	$11,085	$10,475
6/30/2017	$10,935	$10,868	$11,121	$10,464
7/31/2017	$11,043	$10,947	$11,213	$10,509
8/31/2017	$11,076	$11,039	$11,286	$10,603
9/30/2017	$11,109	$11,014	$11,283	$10,553
10/31/2017	$11,142	$11,052	$11,335	$10,559
11/30/2017	$11,137	$11,042	$11,315	$10,546
12/31/2017	$11,209	$11,130	$11,424	$10,594
1/31/2018	$11,164	$11,026	$11,349	$10,472
2/28/2018	$11,044	$10,859	$11,161	$10,373
3/31/2018	$11,042	$10,893	$11,179	$10,439
4/30/2018	$10,961	$10,793	$11,074	$10,362
5/31/2018	$10,999	$10,848	$11,121	$10,435
6/30/2018	$10,958	$10,797	$11,048	$10,423
7/31/2018	$11,035	$10,875	$11,162	$10,425
8/31/2018	$11,033	$10,930	$11,209	$10,492
9/30/2018	$11,031	$10,893	$11,190	$10,425
10/31/2018	$10,908	$10,741	$11,011	$10,342
11/30/2018	$10,827	$10,733	$10,965	$10,404
12/31/2018	$10,907	$10,895	$11,099	$10,595
1/31/2019	$11,149	$11,130	$11,384	$10,708
2/28/2019	$11,230	$11,154	$11,426	$10,701
3/31/2019	$11,474	$11,426	$11,734	$10,907
4/30/2019	$11,554	$11,482	$11,839	$10,910
5/31/2019	$11,634	$11,651	$11,980	$11,103
6/30/2019	$11,881	$11,914	$12,305	$11,243
7/31/2019	$11,961	$11,975	$12,385	$11,268
8/31/2019	$12,207	$12,350	$12,752	$11,560
9/30/2019	$12,162	$12,269	$12,689	$11,498
10/31/2019	$12,199	$12,339	$12,778	$11,533
11/30/2019	$12,236	$12,362	$12,826	$11,527
12/31/2019	$12,316	$12,398	$12,903	$11,519
1/31/2020	$12,565	$12,688	$13,197	$11,740
2/29/2020	$12,645	$12,860	$13,331	$11,952
3/31/2020	$11,195	$12,008	$11,987	$11,881
4/30/2020	$11,791	$12,558	$12,755	$12,093
5/31/2020	$12,131	$12,762	$13,036	$12,149
6/30/2020	$12,428	$12,995	$13,366	$12,225
7/31/2020	$12,854	$13,396	$13,819	$12,408
8/31/2020	$12,805	$13,226	$13,674	$12,308
9/30/2020	$12,798	$13,190	$13,634	$12,301
10/31/2020	$12,745	$13,160	$13,636	$12,246
11/30/2020	$13,172	$13,495	$14,079	$12,366
12/31/2020	$13,295	$13,557	$14,178	$12,383
1/31/2021	$13,285	$13,396	$14,022	$12,295
2/28/2021	$13,143	$13,163	$13,802	$12,117
3/31/2021	$12,956	$12,954	$13,589	$11,966
4/30/2021	$13,123	$13,091	$13,738	$12,060
5/31/2021	$13,201	$13,186	$13,856	$12,100
6/30/2021	$13,412	$13,384	$14,098	$12,185
7/31/2021	$13,580	$13,558	$14,297	$12,321
8/31/2021	$13,569	$13,525	$14,255	$12,297
9/30/2021	$13,467	$13,381	$14,114	$12,191
10/31/2021	$13,455	$13,410	$14,147	$12,188
11/30/2021	$13,486	$13,421	$14,142	$12,224
12/31/2021	$13,468	$13,411	$14,146	$12,192
1/31/2022	$13,178	$12,980	$13,658	$11,930
2/28/2022	$12,936	$12,735	$13,371	$11,797
3/31/2022	$12,601	$12,415	$13,023	$11,469
4/30/2022	$12,080	$11,765	$12,293	$11,034
5/31/2022	$12,024	$11,869	$12,394	$11,105
6/30/2022	$11,643	$11,559	$12,008	$10,931
7/31/2022	$12,011	$11,910	$12,406	$11,198
8/31/2022	$11,680	$11,573	$12,056	$10,881
9/30/2022	$11,063	$10,987	$11,431	$10,411
10/31/2022	$10,963	$10,874	$11,345	$10,276
11/30/2022	$11,434	$11,414	$11,943	$10,654
12/31/2022	$11,382	$11,365	$11,897	$10,606
1/31/2023	$11,856	$11,798	$12,396	$10,932
2/28/2023	$11,516	$11,443	$11,993	$10,650
3/31/2023	$11,805	$11,757	$12,322	$10,920
4/30/2023	$11,901	$11,849	$12,415	$10,987
5/31/2023	$11,754	$11,684	$12,237	$10,867
6/30/2023	$11,753	$11,720	$12,310	$10,828
7/31/2023	$11,851	$11,756	$12,372	$10,821
8/31/2023	$11,753	$11,671	$12,283	$10,751
9/30/2023	$11,458	$11,368	$11,977	$10,478
10/31/2023	$11,262	$11,166	$11,757	$10,313
11/30/2023	$11,863	$11,799	$12,474	$10,780
12/31/2023	$12,368	$12,294	$13,028	$11,193
1/31/2024	$12,372	$12,272	$13,023	$11,162
2/29/2024	$12,223	$12,095	$12,833	$11,004
3/31/2024	$12,431	$12,244	$13,010	$11,106
4/30/2024	$12,131	$11,939	$12,694	$10,825
5/31/2024	$12,393	$12,157	$12,940	$11,009
6/30/2024	$12,503	$12,238	$13,020	$11,113
7/31/2024	$12,768	$12,525	$13,329	$11,373
8/31/2024	$12,983	$12,720	$13,536	$11,536
9/30/2024	$13,143	$12,937	$13,770	$11,690
10/31/2024	$12,887	$12,625	$13,465	$11,401
11/30/2024	$13,049	$12,785	$13,663	$11,521
12/31/2024	$12,792	$12,544	$13,414	$11,332
1/31/2025	$12,907	$12,614	$13,492	$11,393
2/28/2025	$13,180	$12,871	$13,762	$11,643
3/31/2025	$13,080	$12,840	$13,711	$11,648
4/30/2025	$13,034	$12,848	$13,681	$11,693
5/31/2025	$13,040	$12,839	$13,718	$11,610
6/30/2025	$13,318	$13,074	$13,979	$11,788
7/31/2025	$13,324	$13,081	$13,995	$11,757
8/31/2025	$13,494	$13,219	$14,143	$11,898
9/30/2025	$13,666	$13,409	$14,357	$12,028
10/31/2025	$13,783	$13,469	$14,401	$12,103
11/30/2025	$13,844	$13,552	$14,490	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	6.09%	1.00%	3.53%
Class A with sales charge	3.57%	0.54%	3.31%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,149,369,688
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 20,921,269
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020004
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class C
Trading Symbol	LAUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.37%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.39%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,849	$9,923	$9,873	$9,968
1/31/2016	$9,772	$9,975	$9,848	$10,105
2/29/2016	$9,732	$10,059	$9,921	$10,177
3/31/2016	$10,172	$10,312	$10,281	$10,270
4/30/2016	$10,351	$10,438	$10,473	$10,309
5/31/2016	$10,342	$10,434	$10,462	$10,312
6/30/2016	$10,559	$10,672	$10,718	$10,497
7/31/2016	$10,737	$10,811	$10,902	$10,564
8/31/2016	$10,842	$10,833	$10,945	$10,552
9/30/2016	$10,831	$10,803	$10,939	$10,545
10/31/2016	$10,817	$10,711	$10,869	$10,465
11/30/2016	$10,577	$10,419	$10,580	$10,217
12/31/2016	$10,641	$10,482	$10,667	$10,232
1/31/2017	$10,743	$10,517	$10,720	$10,252
2/28/2017	$10,885	$10,634	$10,850	$10,321
3/31/2017	$10,873	$10,618	$10,826	$10,315
4/30/2017	$10,976	$10,724	$10,949	$10,395
5/31/2017	$11,079	$10,839	$11,085	$10,475
6/30/2017	$11,066	$10,868	$11,121	$10,464
7/31/2017	$11,170	$10,947	$11,213	$10,509
8/31/2017	$11,236	$11,039	$11,286	$10,603
9/30/2017	$11,225	$11,014	$11,283	$10,553
10/31/2017	$11,252	$11,052	$11,335	$10,559
11/30/2017	$11,241	$11,042	$11,315	$10,546
12/31/2017	$11,308	$11,130	$11,424	$10,594
1/31/2018	$11,297	$11,026	$11,349	$10,472
2/28/2018	$11,131	$10,859	$11,161	$10,373
3/31/2018	$11,124	$10,893	$11,179	$10,439
4/30/2018	$11,077	$10,793	$11,074	$10,362
5/31/2018	$11,070	$10,848	$11,121	$10,435
6/30/2018	$11,023	$10,797	$11,048	$10,423
7/31/2018	$11,095	$10,875	$11,162	$10,425
8/31/2018	$11,127	$10,930	$11,209	$10,492
9/30/2018	$11,120	$10,893	$11,190	$10,425
10/31/2018	$10,951	$10,741	$11,011	$10,342
11/30/2018	$10,904	$10,733	$10,965	$10,404
12/31/2018	$10,979	$10,895	$11,099	$10,595
1/31/2019	$11,215	$11,130	$11,384	$10,708
2/28/2019	$11,250	$11,154	$11,426	$10,701
3/31/2019	$11,488	$11,426	$11,734	$10,907
4/30/2019	$11,562	$11,482	$11,839	$10,910
5/31/2019	$11,678	$11,651	$11,980	$11,103
6/30/2019	$11,917	$11,914	$12,305	$11,243
7/31/2019	$11,991	$11,975	$12,385	$11,268
8/31/2019	$12,188	$12,350	$12,752	$11,560
9/30/2019	$12,138	$12,269	$12,689	$11,498
10/31/2019	$12,210	$12,339	$12,778	$11,533
11/30/2019	$12,241	$12,362	$12,826	$11,527
12/31/2019	$12,272	$12,398	$12,903	$11,519
1/31/2020	$12,555	$12,688	$13,197	$11,740
2/29/2020	$12,586	$12,860	$13,331	$11,952
3/31/2020	$11,142	$12,008	$11,987	$11,881
4/30/2020	$11,728	$12,558	$12,755	$12,093
5/31/2020	$12,101	$12,762	$13,036	$12,149
6/30/2020	$12,346	$12,995	$13,366	$12,225
7/31/2020	$12,761	$13,396	$13,819	$12,408
8/31/2020	$12,748	$13,226	$13,674	$12,308
9/30/2020	$12,692	$13,190	$13,634	$12,301
10/31/2020	$12,676	$13,160	$13,636	$12,246
11/30/2020	$13,049	$13,495	$14,079	$12,366
12/31/2020	$13,206	$13,557	$14,178	$12,383
1/31/2021	$13,146	$13,396	$14,022	$12,295
2/28/2021	$13,000	$13,163	$13,802	$12,117
3/31/2021	$12,809	$12,954	$13,589	$11,966
4/30/2021	$12,966	$13,091	$13,738	$12,060
5/31/2021	$13,037	$13,186	$13,856	$12,100
6/30/2021	$13,238	$13,384	$14,098	$12,185
7/31/2021	$13,396	$13,558	$14,297	$12,321
8/31/2021	$13,378	$13,525	$14,255	$12,297
9/30/2021	$13,271	$13,381	$14,114	$12,191
10/31/2021	$13,296	$13,410	$14,147	$12,188
11/30/2021	$13,276	$13,421	$14,142	$12,224
12/31/2021	$13,296	$13,411	$14,146	$12,192
1/31/2022	$12,960	$12,980	$13,658	$11,930
2/28/2022	$12,716	$12,735	$13,371	$11,797
3/31/2022	$12,382	$12,415	$13,023	$11,469
4/30/2022	$11,867	$11,765	$12,293	$11,034
5/31/2022	$11,805	$11,869	$12,394	$11,105
6/30/2022	$11,427	$11,559	$12,008	$10,931
7/31/2022	$11,781	$11,910	$12,406	$11,198
8/31/2022	$11,451	$11,573	$12,056	$10,881
9/30/2022	$10,843	$10,987	$11,431	$10,411
10/31/2022	$10,741	$10,874	$11,345	$10,276
11/30/2022	$11,194	$11,414	$11,943	$10,654
12/31/2022	$11,138	$11,365	$11,897	$10,606
1/31/2023	$11,595	$11,798	$12,396	$10,932
2/28/2023	$11,258	$11,443	$11,993	$10,650
3/31/2023	$11,533	$11,757	$12,322	$10,920
4/30/2023	$11,621	$11,849	$12,415	$10,987
5/31/2023	$11,472	$11,684	$12,237	$10,867
6/30/2023	$11,466	$11,720	$12,310	$10,828
7/31/2023	$11,555	$11,756	$12,372	$10,821
8/31/2023	$11,454	$11,671	$12,283	$10,751
9/30/2023	$11,163	$11,368	$11,977	$10,478
10/31/2023	$10,919	$11,166	$11,757	$10,313
11/30/2023	$11,544	$11,799	$12,474	$10,780
12/31/2023	$12,028	$12,294	$13,028	$11,193
1/31/2024	$12,025	$12,272	$13,023	$11,162
2/29/2024	$11,875	$12,095	$12,833	$11,004
3/31/2024	$12,071	$12,244	$13,010	$11,106
4/30/2024	$11,775	$11,939	$12,694	$10,825
5/31/2024	$12,022	$12,157	$12,940	$11,009
6/30/2024	$12,123	$12,238	$13,020	$11,113
7/31/2024	$12,372	$12,525	$13,329	$11,373
8/31/2024	$12,573	$12,720	$13,536	$11,536
9/30/2024	$12,722	$12,937	$13,770	$11,690
10/31/2024	$12,468	$12,625	$13,465	$11,401
11/30/2024	$12,619	$12,785	$13,663	$11,521
12/31/2024	$12,364	$12,544	$13,414	$11,332
1/31/2025	$12,469	$12,614	$13,492	$11,393
2/28/2025	$12,726	$12,871	$13,762	$11,643
3/31/2025	$12,623	$12,840	$13,711	$11,648
4/30/2025	$12,571	$12,848	$13,681	$11,693
5/31/2025	$12,571	$12,839	$13,718	$11,610
6/30/2025	$12,830	$13,074	$13,979	$11,788
7/31/2025	$12,829	$13,081	$13,995	$11,757
8/31/2025	$12,985	$13,219	$14,143	$11,898
9/30/2025	$13,142	$13,409	$14,357	$12,028
10/31/2025	$13,248	$13,469	$14,401	$12,103
11/30/2025	$13,299	$13,552	$14,490	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	5.39%	0.38%	2.89%
Class C with sales charge	4.39%	0.38%	2.89%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,149,369,688
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 20,921,269
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054897
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class F
Trading Symbol	LAUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.63%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,854	$9,923	$9,873	$9,968
1/31/2016	$9,746	$9,975	$9,848	$10,105
2/29/2016	$9,748	$10,059	$9,921	$10,177
3/31/2016	$10,159	$10,312	$10,281	$10,270
4/30/2016	$10,383	$10,438	$10,473	$10,309
5/31/2016	$10,380	$10,434	$10,462	$10,312
6/30/2016	$10,604	$10,672	$10,718	$10,497
7/31/2016	$10,791	$10,811	$10,902	$10,564
8/31/2016	$10,864	$10,833	$10,945	$10,552
9/30/2016	$10,898	$10,803	$10,939	$10,545
10/31/2016	$10,891	$10,711	$10,869	$10,465
11/30/2016	$10,616	$10,419	$10,580	$10,217
12/31/2016	$10,725	$10,482	$10,667	$10,232
1/31/2017	$10,835	$10,517	$10,720	$10,252
2/28/2017	$10,945	$10,634	$10,850	$10,321
3/31/2017	$10,978	$10,618	$10,826	$10,315
4/30/2017	$11,050	$10,724	$10,949	$10,395
5/31/2017	$11,160	$10,839	$11,085	$10,475
6/30/2017	$11,193	$10,868	$11,121	$10,464
7/31/2017	$11,305	$10,947	$11,213	$10,509
8/31/2017	$11,339	$11,039	$11,286	$10,603
9/30/2017	$11,374	$11,014	$11,283	$10,553
10/31/2017	$11,409	$11,052	$11,335	$10,559
11/30/2017	$11,404	$11,042	$11,315	$10,546
12/31/2017	$11,479	$11,130	$11,424	$10,594
1/31/2018	$11,435	$11,026	$11,349	$10,472
2/28/2018	$11,312	$10,859	$11,161	$10,373
3/31/2018	$11,311	$10,893	$11,179	$10,439
4/30/2018	$11,229	$10,793	$11,074	$10,362
5/31/2018	$11,269	$10,848	$11,121	$10,435
6/30/2018	$11,228	$10,797	$11,048	$10,423
7/31/2018	$11,308	$10,875	$11,162	$10,425
8/31/2018	$11,307	$10,930	$11,209	$10,492
9/30/2018	$11,306	$10,893	$11,190	$10,425
10/31/2018	$11,181	$10,741	$11,011	$10,342
11/30/2018	$11,139	$10,733	$10,965	$10,404
12/31/2018	$11,181	$10,895	$11,099	$10,595
1/31/2019	$11,430	$11,130	$11,384	$10,708
2/28/2019	$11,514	$11,154	$11,426	$10,701
3/31/2019	$11,765	$11,426	$11,734	$10,907
4/30/2019	$11,848	$11,482	$11,839	$10,910
5/31/2019	$11,931	$11,651	$11,980	$11,103
6/30/2019	$12,184	$11,914	$12,305	$11,243
7/31/2019	$12,267	$11,975	$12,385	$11,268
8/31/2019	$12,521	$12,350	$12,752	$11,560
9/30/2019	$12,476	$12,269	$12,689	$11,498
10/31/2019	$12,558	$12,339	$12,778	$11,533
11/30/2019	$12,597	$12,362	$12,826	$11,527
12/31/2019	$12,637	$12,398	$12,903	$11,519
1/31/2020	$12,894	$12,688	$13,197	$11,740
2/29/2020	$12,976	$12,860	$13,331	$11,952
3/31/2020	$11,489	$12,008	$11,987	$11,881
4/30/2020	$12,102	$12,558	$12,755	$12,093
5/31/2020	$12,452	$12,762	$13,036	$12,149
6/30/2020	$12,758	$12,995	$13,366	$12,225
7/31/2020	$13,196	$13,396	$13,819	$12,408
8/31/2020	$13,147	$13,226	$13,674	$12,308
9/30/2020	$13,141	$13,190	$13,634	$12,301
10/31/2020	$13,087	$13,160	$13,636	$12,246
11/30/2020	$13,527	$13,495	$14,079	$12,366
12/31/2020	$13,654	$13,557	$14,178	$12,383
1/31/2021	$13,646	$13,396	$14,022	$12,295
2/28/2021	$13,500	$13,163	$13,802	$12,117
3/31/2021	$13,310	$12,954	$13,589	$11,966
4/30/2021	$13,482	$13,091	$13,738	$12,060
5/31/2021	$13,563	$13,186	$13,856	$12,100
6/30/2021	$13,781	$13,384	$14,098	$12,185
7/31/2021	$13,955	$13,558	$14,297	$12,321
8/31/2021	$13,945	$13,525	$14,255	$12,297
9/30/2021	$13,841	$13,381	$14,114	$12,191
10/31/2021	$13,830	$13,410	$14,147	$12,188
11/30/2021	$13,863	$13,421	$14,142	$12,224
12/31/2021	$13,893	$13,411	$14,146	$12,192
1/31/2022	$13,549	$12,980	$13,658	$11,930
2/28/2022	$13,300	$12,735	$13,371	$11,797
3/31/2022	$12,958	$12,415	$13,023	$11,469
4/30/2022	$12,423	$11,765	$12,293	$11,034
5/31/2022	$12,366	$11,869	$12,394	$11,105
6/30/2022	$11,975	$11,559	$12,008	$10,931
7/31/2022	$12,355	$11,910	$12,406	$11,198
8/31/2022	$12,015	$11,573	$12,056	$10,881
9/30/2022	$11,381	$10,987	$11,431	$10,411
10/31/2022	$11,280	$10,874	$11,345	$10,276
11/30/2022	$11,765	$11,414	$11,943	$10,654
12/31/2022	$11,713	$11,365	$11,897	$10,606
1/31/2023	$12,202	$11,798	$12,396	$10,932
2/28/2023	$11,853	$11,443	$11,993	$10,650
3/31/2023	$12,150	$11,757	$12,322	$10,920
4/30/2023	$12,250	$11,849	$12,415	$10,987
5/31/2023	$12,100	$11,684	$12,237	$10,867
6/30/2023	$12,100	$11,720	$12,310	$10,828
7/31/2023	$12,202	$11,756	$12,372	$10,821
8/31/2023	$12,102	$11,671	$12,283	$10,751
9/30/2023	$11,799	$11,368	$11,977	$10,478
10/31/2023	$11,547	$11,166	$11,757	$10,313
11/30/2023	$12,167	$11,799	$12,474	$10,780
12/31/2023	$12,688	$12,294	$13,028	$11,193
1/31/2024	$12,693	$12,272	$13,023	$11,162
2/29/2024	$12,592	$12,095	$12,833	$11,004
3/31/2024	$12,756	$12,244	$13,010	$11,106
4/30/2024	$12,500	$11,939	$12,694	$10,825
5/31/2024	$12,718	$12,157	$12,940	$11,009
6/30/2024	$12,833	$12,238	$13,020	$11,113
7/31/2024	$13,160	$12,525	$13,329	$11,373
8/31/2024	$13,329	$12,720	$13,536	$11,536
9/30/2024	$13,549	$12,937	$13,770	$11,690
10/31/2024	$13,232	$12,625	$13,465	$11,401
11/30/2024	$13,400	$12,785	$13,663	$11,521
12/31/2024	$13,191	$12,544	$13,414	$11,332
1/31/2025	$13,255	$12,614	$13,492	$11,393
2/28/2025	$13,538	$12,871	$13,762	$11,643
3/31/2025	$13,491	$12,840	$13,711	$11,648
4/30/2025	$13,389	$12,848	$13,681	$11,693
5/31/2025	$13,452	$12,839	$13,718	$11,610
6/30/2025	$13,739	$13,074	$13,979	$11,788
7/31/2025	$13,747	$13,081	$13,995	$11,757
8/31/2025	$13,924	$13,219	$14,143	$11,898
9/30/2025	$14,102	$13,409	$14,357	$12,028
10/31/2025	$14,167	$13,469	$14,401	$12,103
11/30/2025	$14,288	$13,552	$14,490	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	6.63%	1.10%	3.63%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,149,369,688
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 20,921,269
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188242
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class F3
Trading Symbol	LOGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.38%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,099	$10,073	$10,086	$10,051
5/31/2017	$10,166	$10,182	$10,211	$10,128
6/30/2017	$10,198	$10,208	$10,244	$10,118
7/31/2017	$10,266	$10,283	$10,329	$10,162
8/31/2017	$10,335	$10,369	$10,396	$10,253
9/30/2017	$10,333	$10,346	$10,394	$10,204
10/31/2017	$10,402	$10,381	$10,442	$10,210
11/30/2017	$10,399	$10,372	$10,423	$10,197
12/31/2017	$10,469	$10,454	$10,524	$10,244
1/31/2018	$10,430	$10,357	$10,454	$10,126
2/28/2018	$10,320	$10,200	$10,281	$10,030
3/31/2018	$10,320	$10,232	$10,298	$10,094
4/30/2018	$10,247	$10,138	$10,201	$10,019
5/31/2018	$10,285	$10,190	$10,244	$10,091
6/30/2018	$10,249	$10,142	$10,177	$10,078
7/31/2018	$10,287	$10,215	$10,282	$10,080
8/31/2018	$10,325	$10,267	$10,326	$10,145
9/30/2018	$10,325	$10,232	$10,308	$10,080
10/31/2018	$10,213	$10,089	$10,143	$10,000
11/30/2018	$10,138	$10,082	$10,101	$10,060
12/31/2018	$10,216	$10,234	$10,224	$10,245
1/31/2019	$10,446	$10,455	$10,487	$10,354
2/28/2019	$10,524	$10,477	$10,525	$10,348
3/31/2019	$10,755	$10,732	$10,809	$10,546
4/30/2019	$10,832	$10,785	$10,906	$10,549
5/31/2019	$10,910	$10,944	$11,036	$10,736
6/30/2019	$11,143	$11,191	$11,335	$10,871
7/31/2019	$11,221	$11,249	$11,409	$10,895
8/31/2019	$11,454	$11,600	$11,746	$11,177
9/30/2019	$11,415	$11,524	$11,689	$11,118
10/31/2019	$11,452	$11,590	$11,771	$11,151
11/30/2019	$11,490	$11,612	$11,815	$11,146
12/31/2019	$11,567	$11,645	$11,886	$11,138
1/31/2020	$11,804	$11,918	$12,157	$11,352
2/29/2020	$11,881	$12,080	$12,280	$11,557
3/31/2020	$10,521	$11,279	$11,042	$11,489
4/30/2020	$11,085	$11,796	$11,749	$11,693
5/31/2020	$11,407	$11,987	$12,008	$11,747
6/30/2020	$11,689	$12,206	$12,313	$11,821
7/31/2020	$12,092	$12,583	$12,730	$11,998
8/31/2020	$12,049	$12,423	$12,596	$11,901
9/30/2020	$12,045	$12,389	$12,559	$11,894
10/31/2020	$11,998	$12,362	$12,561	$11,841
11/30/2020	$12,403	$12,677	$12,969	$11,958
12/31/2020	$12,521	$12,734	$13,060	$11,974
1/31/2021	$12,515	$12,583	$12,916	$11,888
2/28/2021	$12,384	$12,365	$12,714	$11,716
3/31/2021	$12,210	$12,168	$12,517	$11,570
4/30/2021	$12,370	$12,297	$12,655	$11,662
5/31/2021	$12,447	$12,386	$12,764	$11,700
6/30/2021	$12,649	$12,572	$12,987	$11,782
7/31/2021	$12,810	$12,735	$13,170	$11,914
8/31/2021	$12,803	$12,705	$13,131	$11,891
9/30/2021	$12,710	$12,569	$13,001	$11,788
10/31/2021	$12,701	$12,596	$13,031	$11,785
11/30/2021	$12,733	$12,607	$13,027	$11,820
12/31/2021	$12,719	$12,597	$13,031	$11,789
1/31/2022	$12,449	$12,193	$12,581	$11,535
2/28/2022	$12,222	$11,963	$12,317	$11,407
3/31/2022	$11,909	$11,662	$11,997	$11,090
4/30/2022	$11,420	$11,051	$11,324	$10,669
5/31/2022	$11,369	$11,149	$11,417	$10,738
6/30/2022	$11,011	$10,858	$11,061	$10,569
7/31/2022	$11,363	$11,187	$11,428	$10,828
8/31/2022	$11,052	$10,871	$11,105	$10,522
9/30/2022	$10,471	$10,320	$10,530	$10,067
10/31/2022	$10,379	$10,214	$10,451	$9,937
11/30/2022	$10,826	$10,721	$11,001	$10,302
12/31/2022	$10,781	$10,675	$10,959	$10,256
1/31/2023	$11,232	$11,082	$11,419	$10,571
2/28/2023	$10,912	$10,749	$11,047	$10,298
3/31/2023	$11,188	$11,043	$11,350	$10,559
4/30/2023	$11,281	$11,130	$11,436	$10,623
5/31/2023	$11,145	$10,975	$11,272	$10,508
6/30/2023	$11,146	$11,009	$11,339	$10,470
7/31/2023	$11,242	$11,043	$11,396	$10,463
8/31/2023	$11,151	$10,963	$11,315	$10,396
9/30/2023	$10,874	$10,678	$11,032	$10,132
10/31/2023	$10,690	$10,488	$10,830	$9,972
11/30/2023	$11,263	$11,083	$11,490	$10,424
12/31/2023	$11,745	$11,548	$12,001	$10,823
1/31/2024	$11,751	$11,528	$11,996	$10,793
2/29/2024	$11,612	$11,361	$11,821	$10,640
3/31/2024	$11,812	$11,501	$11,984	$10,739
4/30/2024	$11,530	$11,215	$11,693	$10,467
5/31/2024	$11,782	$11,419	$11,919	$10,645
6/30/2024	$11,889	$11,495	$11,994	$10,746
7/31/2024	$12,143	$11,765	$12,278	$10,997
8/31/2024	$12,351	$11,948	$12,468	$11,155
9/30/2024	$12,506	$12,152	$12,685	$11,304
10/31/2024	$12,265	$11,859	$12,403	$11,024
11/30/2024	$12,422	$12,010	$12,586	$11,140
12/31/2024	$12,180	$11,783	$12,357	$10,958
1/31/2025	$12,292	$11,849	$12,428	$11,016
2/28/2025	$12,555	$12,090	$12,677	$11,258
3/31/2025	$12,514	$12,061	$12,630	$11,263
4/30/2025	$12,421	$12,069	$12,602	$11,307
5/31/2025	$12,430	$12,060	$12,636	$11,226
6/30/2025	$12,697	$12,280	$12,877	$11,399
7/31/2025	$12,706	$12,287	$12,892	$11,368
8/31/2025	$12,872	$12,416	$13,028	$11,504
9/30/2025	$13,038	$12,596	$13,225	$11,630
10/31/2025	$13,154	$12,651	$13,266	$11,703
11/30/2025	$13,215	$12,730	$13,348	$11,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.38%	1.28%	3.27%
Bloomberg US Credit Bond Index	6.00%	0.08%	2.83%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,149,369,688
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 20,921,269
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020001
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class I
Trading Symbol	LAUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.73%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,855	$9,923	$9,873	$9,968
1/31/2016	$9,747	$9,975	$9,848	$10,105
2/29/2016	$9,750	$10,059	$9,921	$10,177
3/31/2016	$10,162	$10,312	$10,281	$10,270
4/30/2016	$10,387	$10,438	$10,473	$10,309
5/31/2016	$10,385	$10,434	$10,462	$10,312
6/30/2016	$10,611	$10,672	$10,718	$10,497
7/31/2016	$10,798	$10,811	$10,902	$10,564
8/31/2016	$10,873	$10,833	$10,945	$10,552
9/30/2016	$10,907	$10,803	$10,939	$10,545
10/31/2016	$10,901	$10,711	$10,869	$10,465
11/30/2016	$10,627	$10,419	$10,580	$10,217
12/31/2016	$10,737	$10,482	$10,667	$10,232
1/31/2017	$10,848	$10,517	$10,720	$10,252
2/28/2017	$10,959	$10,634	$10,850	$10,321
3/31/2017	$10,993	$10,618	$10,826	$10,315
4/30/2017	$11,066	$10,724	$10,949	$10,395
5/31/2017	$11,178	$10,839	$11,085	$10,475
6/30/2017	$11,212	$10,868	$11,121	$10,464
7/31/2017	$11,285	$10,947	$11,213	$10,509
8/31/2017	$11,360	$11,039	$11,286	$10,603
9/30/2017	$11,396	$11,014	$11,283	$10,553
10/31/2017	$11,432	$11,052	$11,335	$10,559
11/30/2017	$11,428	$11,042	$11,315	$10,546
12/31/2017	$11,504	$11,130	$11,424	$10,594
1/31/2018	$11,460	$11,026	$11,349	$10,472
2/28/2018	$11,338	$10,859	$11,161	$10,373
3/31/2018	$11,338	$10,893	$11,179	$10,439
4/30/2018	$11,257	$10,793	$11,074	$10,362
5/31/2018	$11,298	$10,848	$11,121	$10,435
6/30/2018	$11,257	$10,797	$11,048	$10,423
7/31/2018	$11,338	$10,875	$11,162	$10,425
8/31/2018	$11,339	$10,930	$11,209	$10,492
9/30/2018	$11,338	$10,893	$11,190	$10,425
10/31/2018	$11,214	$10,741	$11,011	$10,342
11/30/2018	$11,132	$10,733	$10,965	$10,404
12/31/2018	$11,216	$10,895	$11,099	$10,595
1/31/2019	$11,467	$11,130	$11,384	$10,708
2/28/2019	$11,552	$11,154	$11,426	$10,701
3/31/2019	$11,805	$11,426	$11,734	$10,907
4/30/2019	$11,889	$11,482	$11,839	$10,910
5/31/2019	$11,974	$11,651	$11,980	$11,103
6/30/2019	$12,229	$11,914	$12,305	$11,243
7/31/2019	$12,313	$11,975	$12,385	$11,268
8/31/2019	$12,569	$12,350	$12,752	$11,560
9/30/2019	$12,525	$12,269	$12,689	$11,498
10/31/2019	$12,608	$12,339	$12,778	$11,533
11/30/2019	$12,649	$12,362	$12,826	$11,527
12/31/2019	$12,689	$12,398	$12,903	$11,519
1/31/2020	$12,949	$12,688	$13,197	$11,740
2/29/2020	$13,033	$12,860	$13,331	$11,952
3/31/2020	$11,540	$12,008	$11,987	$11,881
4/30/2020	$12,157	$12,558	$12,755	$12,093
5/31/2020	$12,509	$12,762	$13,036	$12,149
6/30/2020	$12,818	$12,995	$13,366	$12,225
7/31/2020	$13,259	$13,396	$13,819	$12,408
8/31/2020	$13,210	$13,226	$13,674	$12,308
9/30/2020	$13,205	$13,190	$13,634	$12,301
10/31/2020	$13,153	$13,160	$13,636	$12,246
11/30/2020	$13,596	$13,495	$14,079	$12,366
12/31/2020	$13,725	$13,557	$14,178	$12,383
1/31/2021	$13,718	$13,396	$14,022	$12,295
2/28/2021	$13,573	$13,163	$13,802	$12,117
3/31/2021	$13,382	$12,954	$13,589	$11,966
4/30/2021	$13,556	$13,091	$13,738	$12,060
5/31/2021	$13,639	$13,186	$13,856	$12,100
6/30/2021	$13,860	$13,384	$14,098	$12,185
7/31/2021	$14,036	$13,558	$14,297	$12,321
8/31/2021	$14,027	$13,525	$14,255	$12,297
9/30/2021	$13,924	$13,381	$14,114	$12,191
10/31/2021	$13,960	$13,410	$14,147	$12,188
11/30/2021	$13,948	$13,421	$14,142	$12,224
12/31/2021	$13,979	$13,411	$14,146	$12,192
1/31/2022	$13,634	$12,980	$13,658	$11,930
2/28/2022	$13,433	$12,735	$13,371	$11,797
3/31/2022	$13,041	$12,415	$13,023	$11,469
4/30/2022	$12,504	$11,765	$12,293	$11,034
5/31/2022	$12,448	$11,869	$12,394	$11,105
6/30/2022	$12,055	$11,559	$12,008	$10,931
7/31/2022	$12,439	$11,910	$12,406	$11,198
8/31/2022	$12,098	$11,573	$12,056	$10,881
9/30/2022	$11,461	$10,987	$11,431	$10,411
10/31/2022	$11,360	$10,874	$11,345	$10,276
11/30/2022	$11,849	$11,414	$11,943	$10,654
12/31/2022	$11,798	$11,365	$11,897	$10,606
1/31/2023	$12,291	$11,798	$12,396	$10,932
2/28/2023	$11,941	$11,443	$11,993	$10,650
3/31/2023	$12,292	$11,757	$12,322	$10,920
4/30/2023	$12,393	$11,849	$12,415	$10,987
5/31/2023	$12,193	$11,684	$12,237	$10,867
6/30/2023	$12,245	$11,720	$12,310	$10,828
7/31/2023	$12,297	$11,756	$12,372	$10,821
8/31/2023	$12,249	$11,671	$12,283	$10,751
9/30/2023	$11,893	$11,368	$11,977	$10,478
10/31/2023	$11,692	$11,166	$11,757	$10,313
11/30/2023	$12,318	$11,799	$12,474	$10,780
12/31/2023	$12,845	$12,294	$13,028	$11,193
1/31/2024	$12,850	$12,272	$13,023	$11,162
2/29/2024	$12,750	$12,095	$12,833	$11,004
3/31/2024	$12,916	$12,244	$13,010	$11,106
4/30/2024	$12,607	$11,939	$12,694	$10,825
5/31/2024	$12,881	$12,157	$12,940	$11,009
6/30/2024	$12,998	$12,238	$13,020	$11,113
7/31/2024	$13,275	$12,525	$13,329	$11,373
8/31/2024	$13,501	$12,720	$13,536	$11,536
9/30/2024	$13,670	$12,937	$13,770	$11,690
10/31/2024	$13,406	$12,625	$13,465	$11,401
11/30/2024	$13,577	$12,785	$13,663	$11,521
12/31/2024	$13,312	$12,544	$13,414	$11,332
1/31/2025	$13,434	$12,614	$13,492	$11,393
2/28/2025	$13,720	$12,871	$13,762	$11,643
3/31/2025	$13,674	$12,840	$13,711	$11,648
4/30/2025	$13,572	$12,848	$13,681	$11,693
5/31/2025	$13,581	$12,839	$13,718	$11,610
6/30/2025	$13,872	$13,074	$13,979	$11,788
7/31/2025	$13,881	$13,081	$13,995	$11,757
8/31/2025	$14,061	$13,219	$14,143	$11,898
9/30/2025	$14,299	$13,409	$14,357	$12,028
10/31/2025	$14,367	$13,469	$14,401	$12,103
11/30/2025	$14,490	$13,552	$14,490	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	6.73%	1.28%	3.78%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,149,369,688
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 20,921,269
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054898
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R2
Trading Symbol	LAUQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.66%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,852	$9,923	$9,873	$9,968
1/31/2016	$9,777	$9,975	$9,848	$10,105
2/29/2016	$9,738	$10,059	$9,921	$10,177
3/31/2016	$10,179	$10,312	$10,281	$10,270
4/30/2016	$10,359	$10,438	$10,473	$10,309
5/31/2016	$10,353	$10,434	$10,462	$10,312
6/30/2016	$10,571	$10,672	$10,718	$10,497
7/31/2016	$10,751	$10,811	$10,902	$10,564
8/31/2016	$10,857	$10,833	$10,945	$10,552
9/30/2016	$10,849	$10,803	$10,939	$10,545
10/31/2016	$10,837	$10,711	$10,869	$10,465
11/30/2016	$10,599	$10,419	$10,580	$10,217
12/31/2016	$10,665	$10,482	$10,667	$10,232
1/31/2017	$10,769	$10,517	$10,720	$10,252
2/28/2017	$10,912	$10,634	$10,850	$10,321
3/31/2017	$10,902	$10,618	$10,826	$10,315
4/30/2017	$11,008	$10,724	$10,949	$10,395
5/31/2017	$11,112	$10,839	$11,085	$10,475
6/30/2017	$11,102	$10,868	$11,121	$10,464
7/31/2017	$11,208	$10,947	$11,213	$10,509
8/31/2017	$11,276	$11,039	$11,286	$10,603
9/30/2017	$11,267	$11,014	$11,283	$10,553
10/31/2017	$11,297	$11,052	$11,335	$10,559
11/30/2017	$11,288	$11,042	$11,315	$10,546
12/31/2017	$11,356	$11,130	$11,424	$10,594
1/31/2018	$11,348	$11,026	$11,349	$10,472
2/28/2018	$11,184	$10,859	$11,161	$10,373
3/31/2018	$11,178	$10,893	$11,179	$10,439
4/30/2018	$11,134	$10,793	$11,074	$10,362
5/31/2018	$11,129	$10,848	$11,121	$10,435
6/30/2018	$11,084	$10,797	$11,048	$10,423
7/31/2018	$11,158	$10,875	$11,162	$10,425
8/31/2018	$11,193	$10,930	$11,209	$10,492
9/30/2018	$11,187	$10,893	$11,190	$10,425
10/31/2018	$11,020	$10,741	$11,011	$10,342
11/30/2018	$10,976	$10,733	$10,965	$10,404
12/31/2018	$11,053	$10,895	$11,099	$10,595
1/31/2019	$11,292	$11,130	$11,384	$10,708
2/28/2019	$11,329	$11,154	$11,426	$10,701
3/31/2019	$11,570	$11,426	$11,734	$10,907
4/30/2019	$11,647	$11,482	$11,839	$10,910
5/31/2019	$11,765	$11,651	$11,980	$11,103
6/30/2019	$12,007	$11,914	$12,305	$11,243
7/31/2019	$12,084	$11,975	$12,385	$11,268
8/31/2019	$12,284	$12,350	$12,752	$11,560
9/30/2019	$12,236	$12,269	$12,689	$11,498
10/31/2019	$12,311	$12,339	$12,778	$11,533
11/30/2019	$12,344	$12,362	$12,826	$11,527
12/31/2019	$12,378	$12,398	$12,903	$11,519
1/31/2020	$12,623	$12,688	$13,197	$11,740
2/29/2020	$12,699	$12,860	$13,331	$11,952
3/31/2020	$11,248	$12,008	$11,987	$11,881
4/30/2020	$11,840	$12,558	$12,755	$12,093
5/31/2020	$12,175	$12,762	$13,036	$12,149
6/30/2020	$12,467	$12,995	$13,366	$12,225
7/31/2020	$12,887	$13,396	$13,819	$12,408
8/31/2020	$12,877	$13,226	$13,674	$12,308
9/30/2020	$12,823	$13,190	$13,634	$12,301
10/31/2020	$12,767	$13,160	$13,636	$12,246
11/30/2020	$13,188	$13,495	$14,079	$12,366
12/31/2020	$13,349	$13,557	$14,178	$12,383
1/31/2021	$13,292	$13,396	$14,022	$12,295
2/28/2021	$13,146	$13,163	$13,802	$12,117
3/31/2021	$12,956	$12,954	$13,589	$11,966
4/30/2021	$13,118	$13,091	$13,738	$12,060
5/31/2021	$13,191	$13,186	$13,856	$12,100
6/30/2021	$13,397	$13,384	$14,098	$12,185
7/31/2021	$13,559	$13,558	$14,297	$12,321
8/31/2021	$13,544	$13,525	$14,255	$12,297
9/30/2021	$13,439	$13,381	$14,114	$12,191
10/31/2021	$13,422	$13,410	$14,147	$12,188
11/30/2021	$13,449	$13,421	$14,142	$12,224
12/31/2021	$13,472	$13,411	$14,146	$12,192
1/31/2022	$13,136	$12,980	$13,658	$11,930
2/28/2022	$12,892	$12,735	$13,371	$11,797
3/31/2022	$12,557	$12,415	$13,023	$11,469
4/30/2022	$12,038	$11,765	$12,293	$11,034
5/31/2022	$11,978	$11,869	$12,394	$11,105
6/30/2022	$11,598	$11,559	$12,008	$10,931
7/31/2022	$11,958	$11,910	$12,406	$11,198
8/31/2022	$11,627	$11,573	$12,056	$10,881
9/30/2022	$11,015	$10,987	$11,431	$10,411
10/31/2022	$10,913	$10,874	$11,345	$10,276
11/30/2022	$11,374	$11,414	$11,943	$10,654
12/31/2022	$11,320	$11,365	$11,897	$10,606
1/31/2023	$11,783	$11,798	$12,396	$10,932
2/28/2023	$11,445	$11,443	$11,993	$10,650
3/31/2023	$11,725	$11,757	$12,322	$10,920
4/30/2023	$11,816	$11,849	$12,415	$10,987
5/31/2023	$11,620	$11,684	$12,237	$10,867
6/30/2023	$11,664	$11,720	$12,310	$10,828
7/31/2023	$11,757	$11,756	$12,372	$10,821
8/31/2023	$11,657	$11,671	$12,283	$10,751
9/30/2023	$11,363	$11,368	$11,977	$10,478
10/31/2023	$11,118	$11,166	$11,757	$10,313
11/30/2023	$11,706	$11,799	$12,474	$10,780
12/31/2023	$12,248	$12,294	$13,028	$11,193
1/31/2024	$12,247	$12,272	$13,023	$11,162
2/29/2024	$12,097	$12,095	$12,833	$11,004
3/31/2024	$12,298	$12,244	$13,010	$11,106
4/30/2024	$12,000	$11,939	$12,694	$10,825
5/31/2024	$12,204	$12,157	$12,940	$11,009
6/30/2024	$12,308	$12,238	$13,020	$11,113
7/31/2024	$12,614	$12,525	$13,329	$11,373
8/31/2024	$12,821	$12,720	$13,536	$11,536
9/30/2024	$12,975	$12,937	$13,770	$11,690
10/31/2024	$12,668	$12,625	$13,465	$11,401
11/30/2024	$12,875	$12,785	$13,663	$11,521
12/31/2024	$12,619	$12,544	$13,414	$11,332
1/31/2025	$12,728	$12,614	$13,492	$11,393
2/28/2025	$12,992	$12,871	$13,762	$11,643
3/31/2025	$12,890	$12,840	$13,711	$11,648
4/30/2025	$12,841	$12,848	$13,681	$11,693
5/31/2025	$12,843	$12,839	$13,718	$11,610
6/30/2025	$13,111	$13,074	$13,979	$11,788
7/31/2025	$13,113	$13,081	$13,995	$11,757
8/31/2025	$13,275	$13,219	$14,143	$11,898
9/30/2025	$13,438	$13,409	$14,357	$12,028
10/31/2025	$13,549	$13,469	$14,401	$12,103
11/30/2025	$13,604	$13,552	$14,490	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.66%	0.62%	3.13%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,149,369,688
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 20,921,269
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054899
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R3
Trading Symbol	LAURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.77%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,852	$9,923	$9,873	$9,968
1/31/2016	$9,740	$9,975	$9,848	$10,105
2/29/2016	$9,740	$10,059	$9,921	$10,177
3/31/2016	$10,146	$10,312	$10,281	$10,270
4/30/2016	$10,365	$10,438	$10,473	$10,309
5/31/2016	$10,359	$10,434	$10,462	$10,312
6/30/2016	$10,579	$10,672	$10,718	$10,497
7/31/2016	$10,761	$10,811	$10,902	$10,564
8/31/2016	$10,830	$10,833	$10,945	$10,552
9/30/2016	$10,861	$10,803	$10,939	$10,545
10/31/2016	$10,849	$10,711	$10,869	$10,465
11/30/2016	$10,573	$10,419	$10,580	$10,217
12/31/2016	$10,678	$10,482	$10,667	$10,232
1/31/2017	$10,784	$10,517	$10,720	$10,252
2/28/2017	$10,890	$10,634	$10,850	$10,321
3/31/2017	$10,881	$10,618	$10,826	$10,315
4/30/2017	$10,988	$10,724	$10,949	$10,395
5/31/2017	$11,093	$10,839	$11,085	$10,475
6/30/2017	$11,122	$10,868	$11,121	$10,464
7/31/2017	$11,191	$10,947	$11,213	$10,509
8/31/2017	$11,260	$11,039	$11,286	$10,603
9/30/2017	$11,252	$11,014	$11,283	$10,553
10/31/2017	$11,322	$11,052	$11,335	$10,559
11/30/2017	$11,313	$11,042	$11,315	$10,546
12/31/2017	$11,384	$11,130	$11,424	$10,594
1/31/2018	$11,336	$11,026	$11,349	$10,472
2/28/2018	$11,212	$10,859	$11,161	$10,373
3/31/2018	$11,207	$10,893	$11,179	$10,439
4/30/2018	$11,123	$10,793	$11,074	$10,362
5/31/2018	$11,119	$10,848	$11,121	$10,435
6/30/2018	$11,114	$10,797	$11,048	$10,423
7/31/2018	$11,150	$10,875	$11,162	$10,425
8/31/2018	$11,186	$10,930	$11,209	$10,492
9/30/2018	$11,181	$10,893	$11,190	$10,425
10/31/2018	$11,054	$10,741	$11,011	$10,342
11/30/2018	$10,969	$10,733	$10,965	$10,404
12/31/2018	$11,047	$10,895	$11,099	$10,595
1/31/2019	$11,289	$11,130	$11,384	$10,708
2/28/2019	$11,368	$11,154	$11,426	$10,701
3/31/2019	$11,570	$11,426	$11,734	$10,907
4/30/2019	$11,690	$11,482	$11,839	$10,910
5/31/2019	$11,768	$11,651	$11,980	$11,103
6/30/2019	$12,013	$11,914	$12,305	$11,243
7/31/2019	$12,091	$11,975	$12,385	$11,268
8/31/2019	$12,336	$12,350	$12,752	$11,560
9/30/2019	$12,288	$12,269	$12,689	$11,498
10/31/2019	$12,322	$12,339	$12,778	$11,533
11/30/2019	$12,357	$12,362	$12,826	$11,527
12/31/2019	$12,434	$12,398	$12,903	$11,519
1/31/2020	$12,682	$12,688	$13,197	$11,740
2/29/2020	$12,759	$12,860	$13,331	$11,952
3/31/2020	$11,298	$12,008	$11,987	$11,881
4/30/2020	$11,895	$12,558	$12,755	$12,093
5/31/2020	$12,233	$12,762	$13,036	$12,149
6/30/2020	$12,529	$12,995	$13,366	$12,225
7/31/2020	$12,954	$13,396	$13,819	$12,408
8/31/2020	$12,901	$13,226	$13,674	$12,308
9/30/2020	$12,891	$13,190	$13,634	$12,301
10/31/2020	$12,835	$13,160	$13,636	$12,246
11/30/2020	$13,261	$13,495	$14,079	$12,366
12/31/2020	$13,380	$13,557	$14,178	$12,383
1/31/2021	$13,368	$13,396	$14,022	$12,295
2/28/2021	$13,222	$13,163	$13,802	$12,117
3/31/2021	$13,031	$12,954	$13,589	$11,966
4/30/2021	$13,195	$13,091	$13,738	$12,060
5/31/2021	$13,270	$13,186	$13,856	$12,100
6/30/2021	$13,479	$13,384	$14,098	$12,185
7/31/2021	$13,644	$13,558	$14,297	$12,321
8/31/2021	$13,629	$13,525	$14,255	$12,297
9/30/2021	$13,524	$13,381	$14,114	$12,191
10/31/2021	$13,508	$13,410	$14,147	$12,188
11/30/2021	$13,537	$13,421	$14,142	$12,224
12/31/2021	$13,515	$13,411	$14,146	$12,192
1/31/2022	$13,222	$12,980	$13,658	$11,930
2/28/2022	$12,977	$12,735	$13,371	$11,797
3/31/2022	$12,640	$12,415	$13,023	$11,469
4/30/2022	$12,070	$11,765	$12,293	$11,034
5/31/2022	$12,057	$11,869	$12,394	$11,105
6/30/2022	$11,673	$11,559	$12,008	$10,931
7/31/2022	$12,039	$11,910	$12,406	$11,198
8/31/2022	$11,705	$11,573	$12,056	$10,881
9/30/2022	$11,086	$10,987	$11,431	$10,411
10/31/2022	$10,984	$10,874	$11,345	$10,276
11/30/2022	$11,451	$11,414	$11,943	$10,654
12/31/2022	$11,397	$11,365	$11,897	$10,606
1/31/2023	$11,867	$11,798	$12,396	$10,932
2/28/2023	$11,525	$11,443	$11,993	$10,650
3/31/2023	$11,810	$11,757	$12,322	$10,920
4/30/2023	$11,903	$11,849	$12,415	$10,987
5/31/2023	$11,753	$11,684	$12,237	$10,867
6/30/2023	$11,750	$11,720	$12,310	$10,828
7/31/2023	$11,845	$11,756	$12,372	$10,821
8/31/2023	$11,744	$11,671	$12,283	$10,751
9/30/2023	$11,448	$11,368	$11,977	$10,478
10/31/2023	$11,201	$11,166	$11,757	$10,313
11/30/2023	$11,796	$11,799	$12,474	$10,780
12/31/2023	$12,345	$12,294	$13,028	$11,193
1/31/2024	$12,296	$12,272	$13,023	$11,162
2/29/2024	$12,195	$12,095	$12,833	$11,004
3/31/2024	$12,349	$12,244	$13,010	$11,106
4/30/2024	$12,099	$11,939	$12,694	$10,825
5/31/2024	$12,305	$12,157	$12,940	$11,009
6/30/2024	$12,412	$12,238	$13,020	$11,113
7/31/2024	$12,722	$12,525	$13,329	$11,373
8/31/2024	$12,882	$12,720	$13,536	$11,536
9/30/2024	$13,089	$12,937	$13,770	$11,690
10/31/2024	$12,780	$12,625	$13,465	$11,401
11/30/2024	$12,990	$12,785	$13,663	$11,521
12/31/2024	$12,732	$12,544	$13,414	$11,332
1/31/2025	$12,843	$12,614	$13,492	$11,393
2/28/2025	$13,111	$12,871	$13,762	$11,643
3/31/2025	$13,009	$12,840	$13,711	$11,648
4/30/2025	$12,907	$12,848	$13,681	$11,693
5/31/2025	$12,963	$12,839	$13,718	$11,610
6/30/2025	$13,235	$13,074	$13,979	$11,788
7/31/2025	$13,238	$13,081	$13,995	$11,757
8/31/2025	$13,404	$13,219	$14,143	$11,898
9/30/2025	$13,570	$13,409	$14,357	$12,028
10/31/2025	$13,628	$13,469	$14,401	$12,103
11/30/2025	$13,740	$13,552	$14,490	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.77%	0.71%	3.23%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,149,369,688
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 20,921,269
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156632
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R4
Trading Symbol	LAUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.46%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,853	$9,923	$9,873	$9,968
1/31/2016	$9,743	$9,975	$9,848	$10,105
2/29/2016	$9,744	$10,059	$9,921	$10,177
3/31/2016	$10,192	$10,312	$10,281	$10,270
4/30/2016	$10,377	$10,438	$10,473	$10,309
5/31/2016	$10,373	$10,434	$10,462	$10,312
6/30/2016	$10,596	$10,672	$10,718	$10,497
7/31/2016	$10,781	$10,811	$10,902	$10,564
8/31/2016	$10,891	$10,833	$10,945	$10,552
9/30/2016	$10,885	$10,803	$10,939	$10,545
10/31/2016	$10,876	$10,711	$10,869	$10,465
11/30/2016	$10,639	$10,419	$10,580	$10,217
12/31/2016	$10,709	$10,482	$10,667	$10,232
1/31/2017	$10,817	$10,517	$10,720	$10,252
2/28/2017	$10,926	$10,634	$10,850	$10,321
3/31/2017	$10,958	$10,618	$10,826	$10,315
4/30/2017	$11,067	$10,724	$10,949	$10,395
5/31/2017	$11,176	$10,839	$11,085	$10,475
6/30/2017	$11,169	$10,868	$11,121	$10,464
7/31/2017	$11,279	$10,947	$11,213	$10,509
8/31/2017	$11,351	$11,039	$11,286	$10,603
9/30/2017	$11,346	$11,014	$11,283	$10,553
10/31/2017	$11,379	$11,052	$11,335	$10,559
11/30/2017	$11,372	$11,042	$11,315	$10,546
12/31/2017	$11,446	$11,130	$11,424	$10,594
1/31/2018	$11,400	$11,026	$11,349	$10,472
2/28/2018	$11,277	$10,859	$11,161	$10,373
3/31/2018	$11,274	$10,893	$11,179	$10,439
4/30/2018	$11,192	$10,793	$11,074	$10,362
5/31/2018	$11,230	$10,848	$11,121	$10,435
6/30/2018	$11,187	$10,797	$11,048	$10,423
7/31/2018	$11,266	$10,875	$11,162	$10,425
8/31/2018	$11,264	$10,930	$11,209	$10,492
9/30/2018	$11,261	$10,893	$11,190	$10,425
10/31/2018	$11,135	$10,741	$11,011	$10,342
11/30/2018	$11,051	$10,733	$10,965	$10,404
12/31/2018	$11,132	$10,895	$11,099	$10,595
1/31/2019	$11,379	$11,130	$11,384	$10,708
2/28/2019	$11,461	$11,154	$11,426	$10,701
3/31/2019	$11,710	$11,426	$11,734	$10,907
4/30/2019	$11,791	$11,482	$11,839	$10,910
5/31/2019	$11,873	$11,651	$11,980	$11,103
6/30/2019	$12,124	$11,914	$12,305	$11,243
7/31/2019	$12,205	$11,975	$12,385	$11,268
8/31/2019	$12,456	$12,350	$12,752	$11,560
9/30/2019	$12,409	$12,269	$12,689	$11,498
10/31/2019	$12,447	$12,339	$12,778	$11,533
11/30/2019	$12,484	$12,362	$12,826	$11,527
12/31/2019	$12,565	$12,398	$12,903	$11,519
1/31/2020	$12,819	$12,688	$13,197	$11,740
2/29/2020	$12,899	$12,860	$13,331	$11,952
3/31/2020	$11,420	$12,008	$11,987	$11,881
4/30/2020	$12,028	$12,558	$12,755	$12,093
5/31/2020	$12,374	$12,762	$13,036	$12,149
6/30/2020	$12,676	$12,995	$13,366	$12,225
7/31/2020	$13,110	$13,396	$13,819	$12,408
8/31/2020	$13,059	$13,226	$13,674	$12,308
9/30/2020	$13,052	$13,190	$13,634	$12,301
10/31/2020	$12,997	$13,160	$13,636	$12,246
11/30/2020	$13,433	$13,495	$14,079	$12,366
12/31/2020	$13,557	$13,557	$14,178	$12,383
1/31/2021	$13,547	$13,396	$14,022	$12,295
2/28/2021	$13,401	$13,163	$13,802	$12,117
3/31/2021	$13,210	$12,954	$13,589	$11,966
4/30/2021	$13,379	$13,091	$13,738	$12,060
5/31/2021	$13,458	$13,186	$13,856	$12,100
6/30/2021	$13,673	$13,384	$14,098	$12,185
7/31/2021	$13,844	$13,558	$14,297	$12,321
8/31/2021	$13,832	$13,525	$14,255	$12,297
9/30/2021	$13,728	$13,381	$14,114	$12,191
10/31/2021	$13,714	$13,410	$14,147	$12,188
11/30/2021	$13,746	$13,421	$14,142	$12,224
12/31/2021	$13,774	$13,411	$14,146	$12,192
1/31/2022	$13,431	$12,980	$13,658	$11,930
2/28/2022	$13,183	$12,735	$13,371	$11,797
3/31/2022	$12,842	$12,415	$13,023	$11,469
4/30/2022	$12,311	$11,765	$12,293	$11,034
5/31/2022	$12,253	$11,869	$12,394	$11,105
6/30/2022	$11,864	$11,559	$12,008	$10,931
7/31/2022	$12,239	$11,910	$12,406	$11,198
8/31/2022	$11,901	$11,573	$12,056	$10,881
9/30/2022	$11,320	$10,987	$11,431	$10,411
10/31/2022	$11,170	$10,874	$11,345	$10,276
11/30/2022	$11,648	$11,414	$11,943	$10,654
12/31/2022	$11,596	$11,365	$11,897	$10,606
1/31/2023	$12,078	$11,798	$12,396	$10,932
2/28/2023	$11,731	$11,443	$11,993	$10,650
3/31/2023	$12,073	$11,757	$12,322	$10,920
4/30/2023	$12,171	$11,849	$12,415	$10,987
5/31/2023	$11,971	$11,684	$12,237	$10,867
6/30/2023	$12,020	$11,720	$12,310	$10,828
7/31/2023	$12,069	$11,756	$12,372	$10,821
8/31/2023	$12,019	$11,671	$12,283	$10,751
9/30/2023	$11,668	$11,368	$11,977	$10,478
10/31/2023	$11,468	$11,166	$11,757	$10,313
11/30/2023	$12,079	$11,799	$12,474	$10,780
12/31/2023	$12,593	$12,294	$13,028	$11,193
1/31/2024	$12,596	$12,272	$13,023	$11,162
2/29/2024	$12,496	$12,095	$12,833	$11,004
3/31/2024	$12,656	$12,244	$13,010	$11,106
4/30/2024	$12,350	$11,939	$12,694	$10,825
5/31/2024	$12,616	$12,157	$12,940	$11,009
6/30/2024	$12,728	$12,238	$13,020	$11,113
7/31/2024	$12,996	$12,525	$13,329	$11,373
8/31/2024	$13,215	$12,720	$13,536	$11,536
9/30/2024	$13,378	$12,937	$13,770	$11,690
10/31/2024	$13,116	$12,625	$13,465	$11,401
11/30/2024	$13,281	$12,785	$13,663	$11,521
12/31/2024	$13,019	$12,544	$13,414	$11,332
1/31/2025	$13,136	$12,614	$13,492	$11,393
2/28/2025	$13,413	$12,871	$13,762	$11,643
3/31/2025	$13,365	$12,840	$13,711	$11,648
4/30/2025	$13,263	$12,848	$13,681	$11,693
5/31/2025	$13,269	$12,839	$13,718	$11,610
6/30/2025	$13,551	$13,074	$13,979	$11,788
7/31/2025	$13,557	$13,081	$13,995	$11,757
8/31/2025	$13,730	$13,219	$14,143	$11,898
9/30/2025	$13,959	$13,409	$14,357	$12,028
10/31/2025	$14,022	$13,469	$14,401	$12,103
11/30/2025	$14,140	$13,552	$14,490	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	6.46%	1.03%	3.52%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,149,369,688
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 20,921,269
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R5
Trading Symbol	LAUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.73%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,855	$9,923	$9,873	$9,968
1/31/2016	$9,748	$9,975	$9,848	$10,105
2/29/2016	$9,751	$10,059	$9,921	$10,177
3/31/2016	$10,163	$10,312	$10,281	$10,270
4/30/2016	$10,387	$10,438	$10,473	$10,309
5/31/2016	$10,386	$10,434	$10,462	$10,312
6/30/2016	$10,611	$10,672	$10,718	$10,497
7/31/2016	$10,799	$10,811	$10,902	$10,564
8/31/2016	$10,873	$10,833	$10,945	$10,552
9/30/2016	$10,908	$10,803	$10,939	$10,545
10/31/2016	$10,902	$10,711	$10,869	$10,465
11/30/2016	$10,628	$10,419	$10,580	$10,217
12/31/2016	$10,738	$10,482	$10,667	$10,232
1/31/2017	$10,849	$10,517	$10,720	$10,252
2/28/2017	$10,960	$10,634	$10,850	$10,321
3/31/2017	$10,994	$10,618	$10,826	$10,315
4/30/2017	$11,068	$10,724	$10,949	$10,395
5/31/2017	$11,179	$10,839	$11,085	$10,475
6/30/2017	$11,213	$10,868	$11,121	$10,464
7/31/2017	$11,327	$10,947	$11,213	$10,509
8/31/2017	$11,362	$11,039	$11,286	$10,603
9/30/2017	$11,398	$11,014	$11,283	$10,553
10/31/2017	$11,434	$11,052	$11,335	$10,559
11/30/2017	$11,430	$11,042	$11,315	$10,546
12/31/2017	$11,506	$11,130	$11,424	$10,594
1/31/2018	$11,462	$11,026	$11,349	$10,472
2/28/2018	$11,340	$10,859	$11,161	$10,373
3/31/2018	$11,340	$10,893	$11,179	$10,439
4/30/2018	$11,259	$10,793	$11,074	$10,362
5/31/2018	$11,300	$10,848	$11,121	$10,435
6/30/2018	$11,259	$10,797	$11,048	$10,423
7/31/2018	$11,341	$10,875	$11,162	$10,425
8/31/2018	$11,382	$10,930	$11,209	$10,492
9/30/2018	$11,341	$10,893	$11,190	$10,425
10/31/2018	$11,216	$10,741	$11,011	$10,342
11/30/2018	$11,176	$10,733	$10,965	$10,404
12/31/2018	$11,260	$10,895	$11,099	$10,595
1/31/2019	$11,469	$11,130	$11,384	$10,708
2/28/2019	$11,554	$11,154	$11,426	$10,701
3/31/2019	$11,807	$11,426	$11,734	$10,907
4/30/2019	$11,892	$11,482	$11,839	$10,910
5/31/2019	$11,977	$11,651	$11,980	$11,103
6/30/2019	$12,232	$11,914	$12,305	$11,243
7/31/2019	$12,316	$11,975	$12,385	$11,268
8/31/2019	$12,572	$12,350	$12,752	$11,560
9/30/2019	$12,528	$12,269	$12,689	$11,498
10/31/2019	$12,612	$12,339	$12,778	$11,533
11/30/2019	$12,652	$12,362	$12,826	$11,527
12/31/2019	$12,693	$12,398	$12,903	$11,519
1/31/2020	$12,952	$12,688	$13,197	$11,740
2/29/2020	$13,036	$12,860	$13,331	$11,952
3/31/2020	$11,543	$12,008	$11,987	$11,881
4/30/2020	$12,161	$12,558	$12,755	$12,093
5/31/2020	$12,513	$12,762	$13,036	$12,149
6/30/2020	$12,822	$12,995	$13,366	$12,225
7/31/2020	$13,263	$13,396	$13,819	$12,408
8/31/2020	$13,215	$13,226	$13,674	$12,308
9/30/2020	$13,210	$13,190	$13,634	$12,301
10/31/2020	$13,157	$13,160	$13,636	$12,246
11/30/2020	$13,601	$13,495	$14,079	$12,366
12/31/2020	$13,775	$13,557	$14,178	$12,383
1/31/2021	$13,722	$13,396	$14,022	$12,295
2/28/2021	$13,577	$13,163	$13,802	$12,117
3/31/2021	$13,386	$12,954	$13,589	$11,966
4/30/2021	$13,561	$13,091	$13,738	$12,060
5/31/2021	$13,644	$13,186	$13,856	$12,100
6/30/2021	$13,865	$13,384	$14,098	$12,185
7/31/2021	$14,041	$13,558	$14,297	$12,321
8/31/2021	$14,032	$13,525	$14,255	$12,297
9/30/2021	$13,929	$13,381	$14,114	$12,191
10/31/2021	$13,965	$13,410	$14,147	$12,188
11/30/2021	$13,953	$13,421	$14,142	$12,224
12/31/2021	$13,984	$13,411	$14,146	$12,192
1/31/2022	$13,639	$12,980	$13,658	$11,930
2/28/2022	$13,438	$12,735	$13,371	$11,797
3/31/2022	$13,046	$12,415	$13,023	$11,469
4/30/2022	$12,509	$11,765	$12,293	$11,034
5/31/2022	$12,501	$11,869	$12,394	$11,105
6/30/2022	$12,060	$11,559	$12,008	$10,931
7/31/2022	$12,444	$11,910	$12,406	$11,198
8/31/2022	$12,103	$11,573	$12,056	$10,881
9/30/2022	$11,465	$10,987	$11,431	$10,411
10/31/2022	$11,364	$10,874	$11,345	$10,276
11/30/2022	$11,853	$11,414	$11,943	$10,654
12/31/2022	$11,802	$11,365	$11,897	$10,606
1/31/2023	$12,296	$11,798	$12,396	$10,932
2/28/2023	$11,945	$11,443	$11,993	$10,650
3/31/2023	$12,246	$11,757	$12,322	$10,920
4/30/2023	$12,348	$11,849	$12,415	$10,987
5/31/2023	$12,197	$11,684	$12,237	$10,867
6/30/2023	$12,199	$11,720	$12,310	$10,828
7/31/2023	$12,302	$11,756	$12,372	$10,821
8/31/2023	$12,203	$11,671	$12,283	$10,751
9/30/2023	$11,898	$11,368	$11,977	$10,478
10/31/2023	$11,697	$11,166	$11,757	$10,313
11/30/2023	$12,323	$11,799	$12,474	$10,780
12/31/2023	$12,850	$12,294	$13,028	$11,193
1/31/2024	$12,856	$12,272	$13,023	$11,162
2/29/2024	$12,703	$12,095	$12,833	$11,004
3/31/2024	$12,922	$12,244	$13,010	$11,106
4/30/2024	$12,612	$11,939	$12,694	$10,825
5/31/2024	$12,887	$12,157	$12,940	$11,009
6/30/2024	$13,003	$12,238	$13,020	$11,113
7/31/2024	$13,281	$12,525	$13,329	$11,373
8/31/2024	$13,507	$12,720	$13,536	$11,536
9/30/2024	$13,676	$12,937	$13,770	$11,690
10/31/2024	$13,411	$12,625	$13,465	$11,401
11/30/2024	$13,583	$12,785	$13,663	$11,521
12/31/2024	$13,317	$12,544	$13,414	$11,332
1/31/2025	$13,439	$12,614	$13,492	$11,393
2/28/2025	$13,726	$12,871	$13,762	$11,643
3/31/2025	$13,680	$12,840	$13,711	$11,648
4/30/2025	$13,577	$12,848	$13,681	$11,693
5/31/2025	$13,586	$12,839	$13,718	$11,610
6/30/2025	$13,878	$13,074	$13,979	$11,788
7/31/2025	$13,886	$13,081	$13,995	$11,757
8/31/2025	$14,067	$13,219	$14,143	$11,898
9/30/2025	$14,247	$13,409	$14,357	$12,028
10/31/2025	$14,373	$13,469	$14,401	$12,103
11/30/2025	$14,496	$13,552	$14,490	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	6.73%	1.28%	3.78%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,149,369,688
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 20,921,269
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156634
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R6
Trading Symbol	LAUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.38%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,856	$9,923	$9,873	$9,968
1/31/2016	$9,749	$9,975	$9,848	$10,105
2/29/2016	$9,753	$10,059	$9,921	$10,177
3/31/2016	$10,166	$10,312	$10,281	$10,270
4/30/2016	$10,391	$10,438	$10,473	$10,309
5/31/2016	$10,391	$10,434	$10,462	$10,312
6/30/2016	$10,617	$10,672	$10,718	$10,497
7/31/2016	$10,805	$10,811	$10,902	$10,564
8/31/2016	$10,881	$10,833	$10,945	$10,552
9/30/2016	$10,917	$10,803	$10,939	$10,545
10/31/2016	$10,911	$10,711	$10,869	$10,465
11/30/2016	$10,638	$10,419	$10,580	$10,217
12/31/2016	$10,749	$10,482	$10,667	$10,232
1/31/2017	$10,861	$10,517	$10,720	$10,252
2/28/2017	$10,974	$10,634	$10,850	$10,321
3/31/2017	$10,970	$10,618	$10,826	$10,315
4/30/2017	$11,083	$10,724	$10,949	$10,395
5/31/2017	$11,196	$10,839	$11,085	$10,475
6/30/2017	$11,231	$10,868	$11,121	$10,464
7/31/2017	$11,306	$10,947	$11,213	$10,509
8/31/2017	$11,382	$11,039	$11,286	$10,603
9/30/2017	$11,379	$11,014	$11,283	$10,553
10/31/2017	$11,456	$11,052	$11,335	$10,559
11/30/2017	$11,453	$11,042	$11,315	$10,546
12/31/2017	$11,530	$11,130	$11,424	$10,594
1/31/2018	$11,487	$11,026	$11,349	$10,472
2/28/2018	$11,366	$10,859	$11,161	$10,373
3/31/2018	$11,366	$10,893	$11,179	$10,439
4/30/2018	$11,286	$10,793	$11,074	$10,362
5/31/2018	$11,287	$10,848	$11,121	$10,435
6/30/2018	$11,288	$10,797	$11,048	$10,423
7/31/2018	$11,330	$10,875	$11,162	$10,425
8/31/2018	$11,372	$10,930	$11,209	$10,492
9/30/2018	$11,372	$10,893	$11,190	$10,425
10/31/2018	$11,248	$10,741	$11,011	$10,342
11/30/2018	$11,167	$10,733	$10,965	$10,404
12/31/2018	$11,252	$10,895	$11,099	$10,595
1/31/2019	$11,505	$11,130	$11,384	$10,708
2/28/2019	$11,591	$11,154	$11,426	$10,701
3/31/2019	$11,803	$11,426	$11,734	$10,907
4/30/2019	$11,931	$11,482	$11,839	$10,910
5/31/2019	$12,017	$11,651	$11,980	$11,103
6/30/2019	$12,274	$11,914	$12,305	$11,243
7/31/2019	$12,359	$11,975	$12,385	$11,268
8/31/2019	$12,617	$12,350	$12,752	$11,560
9/30/2019	$12,573	$12,269	$12,689	$11,498
10/31/2019	$12,615	$12,339	$12,778	$11,533
11/30/2019	$12,656	$12,362	$12,826	$11,527
12/31/2019	$12,741	$12,398	$12,903	$11,519
1/31/2020	$13,003	$12,688	$13,197	$11,740
2/29/2020	$13,088	$12,860	$13,331	$11,952
3/31/2020	$11,590	$12,008	$11,987	$11,881
4/30/2020	$12,210	$12,558	$12,755	$12,093
5/31/2020	$12,565	$12,762	$13,036	$12,149
6/30/2020	$12,876	$12,995	$13,366	$12,225
7/31/2020	$13,320	$13,396	$13,819	$12,408
8/31/2020	$13,272	$13,226	$13,674	$12,308
9/30/2020	$13,268	$13,190	$13,634	$12,301
10/31/2020	$13,216	$13,160	$13,636	$12,246
11/30/2020	$13,663	$13,495	$14,079	$12,366
12/31/2020	$13,793	$13,557	$14,178	$12,383
1/31/2021	$13,786	$13,396	$14,022	$12,295
2/28/2021	$13,642	$13,163	$13,802	$12,117
3/31/2021	$13,451	$12,954	$13,589	$11,966
4/30/2021	$13,627	$13,091	$13,738	$12,060
5/31/2021	$13,711	$13,186	$13,856	$12,100
6/30/2021	$13,934	$13,384	$14,098	$12,185
7/31/2021	$14,112	$13,558	$14,297	$12,321
8/31/2021	$14,104	$13,525	$14,255	$12,297
9/30/2021	$14,001	$13,381	$14,114	$12,191
10/31/2021	$13,991	$13,410	$14,147	$12,188
11/30/2021	$14,028	$13,421	$14,142	$12,224
12/31/2021	$14,012	$13,411	$14,146	$12,192
1/31/2022	$13,714	$12,980	$13,658	$11,930
2/28/2022	$13,465	$12,735	$13,371	$11,797
3/31/2022	$13,120	$12,415	$13,023	$11,469
4/30/2022	$12,581	$11,765	$12,293	$11,034
5/31/2022	$12,525	$11,869	$12,394	$11,105
6/30/2022	$12,131	$11,559	$12,008	$10,931
7/31/2022	$12,518	$11,910	$12,406	$11,198
8/31/2022	$12,175	$11,573	$12,056	$10,881
9/30/2022	$11,535	$10,987	$11,431	$10,411
10/31/2022	$11,434	$10,874	$11,345	$10,276
11/30/2022	$11,927	$11,414	$11,943	$10,654
12/31/2022	$11,876	$11,365	$11,897	$10,606
1/31/2023	$12,374	$11,798	$12,396	$10,932
2/28/2023	$12,022	$11,443	$11,993	$10,650
3/31/2023	$12,325	$11,757	$12,322	$10,920
4/30/2023	$12,428	$11,849	$12,415	$10,987
5/31/2023	$12,278	$11,684	$12,237	$10,867
6/30/2023	$12,280	$11,720	$12,310	$10,828
7/31/2023	$12,384	$11,756	$12,372	$10,821
8/31/2023	$12,285	$11,671	$12,283	$10,751
9/30/2023	$11,979	$11,368	$11,977	$10,478
10/31/2023	$11,777	$11,166	$11,757	$10,313
11/30/2023	$12,408	$11,799	$12,474	$10,780
12/31/2023	$12,939	$12,294	$13,028	$11,193
1/31/2024	$12,946	$12,272	$13,023	$11,162
2/29/2024	$12,792	$12,095	$12,833	$11,004
3/31/2024	$13,013	$12,244	$13,010	$11,106
4/30/2024	$12,702	$11,939	$12,694	$10,825
5/31/2024	$12,979	$12,157	$12,940	$11,009
6/30/2024	$13,098	$12,238	$13,020	$11,113
7/31/2024	$13,378	$12,525	$13,329	$11,373
8/31/2024	$13,607	$12,720	$13,536	$11,536
9/30/2024	$13,778	$12,937	$13,770	$11,690
10/31/2024	$13,512	$12,625	$13,465	$11,401
11/30/2024	$13,685	$12,785	$13,663	$11,521
12/31/2024	$13,419	$12,544	$13,414	$11,332
1/31/2025	$13,542	$12,614	$13,492	$11,393
2/28/2025	$13,831	$12,871	$13,762	$11,643
3/31/2025	$13,786	$12,840	$13,711	$11,648
4/30/2025	$13,684	$12,848	$13,681	$11,693
5/31/2025	$13,694	$12,839	$13,718	$11,610
6/30/2025	$13,988	$13,074	$13,979	$11,788
7/31/2025	$13,998	$13,081	$13,995	$11,757
8/31/2025	$14,181	$13,219	$14,143	$11,898
9/30/2025	$14,364	$13,409	$14,357	$12,028
10/31/2025	$14,491	$13,469	$14,401	$12,103
11/30/2025	$14,558	$13,552	$14,490	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	6.38%	1.28%	3.83%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,149,369,688
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 20,921,269
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000099493
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class A
Trading Symbol	LIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.82%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,777	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,706	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,463	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,384	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,619	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,738	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,666	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,557	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,595	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,657	$10,236	$10,227	$10,148	$10,552
9/30/2016	$9,791	$10,311	$10,235	$10,172	$10,545
10/31/2016	$9,958	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,137	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,187	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,251	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,248	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,262	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,261	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,149	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,105	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,170	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,153	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,220	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,241	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,266	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,323	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,397	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,386	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,365	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,451	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,422	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,464	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,513	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,512	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,537	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,419	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,364	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,191	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,369	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,448	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,456	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,576	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,446	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,499	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,560	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,394	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,355	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,397	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,487	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,686	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,617	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,450	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,105	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,592	$11,007	$11,224	$10,803	$12,093
5/31/2020	$9,774	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,065	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,325	$11,275	$11,502	$10,917	$12,408
8/31/2020	$10,773	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,683	$11,392	$11,530	$10,967	$12,301
10/31/2020	$10,795	$11,364	$11,551	$10,971	$12,246
11/30/2020	$10,997	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,319	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,553	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,606	$11,639	$11,626	$11,082	$12,117
3/31/2021	$11,801	$11,694	$11,617	$11,160	$11,966
4/30/2021	$11,927	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,019	$11,898	$11,666	$11,342	$12,100
6/30/2021	$11,992	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,142	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,175	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,264	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,412	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,382	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,484	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,400	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,484	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,423	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,443	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,366	$12,154	$11,230	$12,316	$11,105
6/30/2022	$11,923	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,321	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,203	$11,988	$11,155	$12,479	$10,881
9/30/2022	$11,653	$11,566	$10,994	$12,506	$10,411
10/31/2022	$11,859	$11,686	$10,970	$12,556	$10,276
11/30/2022	$11,947	$11,754	$11,115	$12,544	$10,654
12/31/2022	$11,879	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,042	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,025	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,199	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,179	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,073	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,063	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,177	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,093	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,040	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,048	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,176	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,365	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,440	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,427	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,524	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,504	$12,273	$11,862	$13,211	$10,825
5/31/2024	$12,635	$12,404	$11,958	$13,233	$11,009
6/30/2024	$12,693	$12,489	$12,018	$13,238	$11,113
7/31/2024	$12,771	$12,620	$12,172	$13,253	$11,373
8/31/2024	$12,853	$12,696	$12,287	$13,264	$11,536
9/30/2024	$12,991	$12,837	$12,399	$13,285	$11,690
10/31/2024	$12,917	$12,753	$12,345	$13,300	$11,401
11/30/2024	$12,979	$12,807	$12,398	$13,293	$11,521
12/31/2024	$12,971	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,122	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,272	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,392	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,437	$13,327	$12,703	$13,516	$11,693
5/31/2025	$13,445	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,547	$13,345	$12,818	$13,591	$11,788
7/31/2025	$13,623	$13,387	$12,836	$13,611	$11,757
8/31/2025	$13,842	$13,585	$12,950	$13,650	$11,898
9/30/2025	$13,839	$13,568	$13,006	$13,685	$12,028
10/31/2025	$13,833	$13,573	$13,051	$13,685	$12,103
11/30/2025	$13,865	$13,608	$13,113	$13,656	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	6.82%	4.74%	3.55%
Class A with sales charge	4.40%	4.27%	3.32%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 778,741,568
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,246,781
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Material Fund Change Expenses [Text Block]	Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000099494
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class C
Trading Symbol	LIFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.34%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.27%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,914	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,669	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,584	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,811	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,935	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,849	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,741	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,775	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,833	$10,236	$10,227	$10,148	$10,552
9/30/2016	$9,964	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,129	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,306	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,351	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,411	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,403	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,411	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,397	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,286	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,228	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,288	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,264	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,335	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,351	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,370	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,413	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,491	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,475	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,447	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,520	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,493	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,530	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,564	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,558	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,587	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,463	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,402	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,214	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,396	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,461	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,472	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,587	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,451	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,489	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,545	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,374	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,339	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,374	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,459	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,652	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,568	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,397	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,064	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,535	$11,007	$11,224	$10,803	$12,093
5/31/2020	$9,710	$11,084	$11,354	$10,803	$12,149
6/30/2020	$9,995	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,256	$11,275	$11,502	$10,917	$12,408
8/31/2020	$10,685	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,601	$11,392	$11,530	$10,967	$12,301
10/31/2020	$10,706	$11,364	$11,551	$10,971	$12,246
11/30/2020	$10,901	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,204	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,440	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,477	$11,639	$11,626	$11,082	$12,117
3/31/2021	$11,674	$11,694	$11,617	$11,160	$11,966
4/30/2021	$11,792	$11,805	$11,641	$11,252	$12,060
5/31/2021	$11,876	$11,898	$11,666	$11,342	$12,100
6/30/2021	$11,834	$11,894	$11,657	$11,448	$12,185
7/31/2021	$11,985	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,000	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,091	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,229	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,193	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,276	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,195	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,271	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,203	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,206	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,123	$12,154	$11,230	$12,316	$11,105
6/30/2022	$11,692	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,074	$12,195	$11,218	$12,483	$11,198
8/31/2022	$11,941	$11,988	$11,155	$12,479	$10,881
9/30/2022	$11,406	$11,566	$10,994	$12,506	$10,411
10/31/2022	$11,601	$11,686	$10,970	$12,556	$10,276
11/30/2022	$11,680	$11,754	$11,115	$12,544	$10,654
12/31/2022	$11,606	$11,717	$11,150	$12,505	$10,606
1/31/2023	$11,758	$11,802	$11,266	$12,605	$10,932
2/28/2023	$11,726	$11,728	$11,196	$12,675	$10,650
3/31/2023	$11,888	$11,982	$11,295	$12,718	$10,920
4/30/2023	$11,872	$12,009	$11,364	$12,782	$10,987
5/31/2023	$11,752	$11,905	$11,345	$12,814	$10,867
6/30/2023	$11,735	$11,867	$11,330	$12,855	$10,828
7/31/2023	$11,840	$11,928	$11,407	$12,880	$10,821
8/31/2023	$11,762	$11,932	$11,442	$12,936	$10,751
9/30/2023	$11,693	$11,895	$11,435	$12,968	$10,478
10/31/2023	$11,705	$11,937	$11,461	$12,963	$10,313
11/30/2023	$11,823	$12,079	$11,629	$12,937	$10,780
12/31/2023	$11,991	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,057	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,038	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,126	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,101	$12,273	$11,862	$13,211	$10,825
5/31/2024	$12,221	$12,404	$11,958	$13,233	$11,009
6/30/2024	$12,271	$12,489	$12,018	$13,238	$11,113
7/31/2024	$12,351	$12,620	$12,172	$13,253	$11,373
8/31/2024	$12,424	$12,696	$12,287	$13,264	$11,536
9/30/2024	$12,551	$12,837	$12,399	$13,285	$11,690
10/31/2024	$12,473	$12,753	$12,345	$13,300	$11,401
11/30/2024	$12,516	$12,807	$12,398	$13,293	$11,521
12/31/2024	$12,513	$12,775	$12,426	$13,298	$11,332
1/31/2025	$12,651	$12,906	$12,490	$13,385	$11,393
2/28/2025	$12,790	$13,071	$12,581	$13,444	$11,643
3/31/2025	$12,888	$13,209	$12,632	$13,474	$11,648
4/30/2025	$12,936	$13,327	$12,703	$13,516	$11,693
5/31/2025	$12,937	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,029	$13,345	$12,818	$13,591	$11,788
7/31/2025	$13,084	$13,387	$12,836	$13,611	$11,757
8/31/2025	$13,288	$13,585	$12,950	$13,650	$11,898
9/30/2025	$13,289	$13,568	$13,006	$13,685	$12,028
10/31/2025	$13,277	$13,573	$13,051	$13,685	$12,103
11/30/2025	$13,301	$13,608	$13,113	$13,656	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	6.27%	4.06%	2.89%
Class C with sales charge	5.27%	4.06%	2.89%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 778,741,568
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,246,781
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Material Fund Change Expenses [Text Block]	Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000099495
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class F
Trading Symbol	LIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.01%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,920	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,680	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,601	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,834	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,964	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,883	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,772	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,821	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,877	$10,236	$10,227	$10,148	$10,552
9/30/2016	$10,023	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,195	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,379	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,430	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,496	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,494	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,508	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,508	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,394	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,350	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,418	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,401	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,470	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,493	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,520	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,579	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,656	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,645	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,624	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,713	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,684	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,737	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,779	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,779	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,815	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,686	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,639	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,454	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,637	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,719	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,737	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,852	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,729	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,775	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,839	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,669	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,630	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,673	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,767	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,982	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,902	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,731	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,353	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,853	$11,007	$11,224	$10,803	$12,093
5/31/2020	$10,040	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,341	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,618	$11,275	$11,502	$10,917	$12,408
8/31/2020	$11,068	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,977	$11,392	$11,530	$10,967	$12,301
10/31/2020	$11,102	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,311	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,633	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,884	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,929	$11,639	$11,626	$11,082	$12,117
3/31/2021	$12,141	$11,694	$11,617	$11,160	$11,966
4/30/2021	$12,271	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,366	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,340	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,495	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,530	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,622	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,775	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,746	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,852	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,767	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,865	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,792	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,814	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,737	$12,154	$11,230	$12,316	$11,105
6/30/2022	$12,282	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,693	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,572	$11,988	$11,155	$12,479	$10,881
9/30/2022	$12,007	$11,566	$10,994	$12,506	$10,411
10/31/2022	$12,221	$11,686	$10,970	$12,556	$10,276
11/30/2022	$12,312	$11,754	$11,115	$12,544	$10,654
12/31/2022	$12,243	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,412	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,385	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,565	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,556	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,448	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,439	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,547	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,472	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,407	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,428	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,560	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,746	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,824	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,811	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,913	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,904	$12,273	$11,862	$13,211	$10,825
5/31/2024	$13,040	$12,404	$11,958	$13,233	$11,009
6/30/2024	$13,101	$12,489	$12,018	$13,238	$11,113
7/31/2024	$13,183	$12,620	$12,172	$13,253	$11,373
8/31/2024	$13,269	$12,696	$12,287	$13,264	$11,536
9/30/2024	$13,412	$12,837	$12,399	$13,285	$11,690
10/31/2024	$13,337	$12,753	$12,345	$13,300	$11,401
11/30/2024	$13,391	$12,807	$12,398	$13,293	$11,521
12/31/2024	$13,396	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,552	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,708	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,833	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,881	$13,327	$12,703	$13,516	$11,693
5/31/2025	$13,889	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,996	$13,345	$12,818	$13,591	$11,788
7/31/2025	$14,064	$13,387	$12,836	$13,611	$11,757
8/31/2025	$14,303	$13,585	$12,950	$13,650	$11,898
9/30/2025	$14,301	$13,568	$13,006	$13,685	$12,028
10/31/2025	$14,297	$13,573	$13,051	$13,685	$12,103
11/30/2025	$14,330	$13,608	$13,113	$13,656	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	7.01%	4.85%	3.66%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 778,741,568
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,246,781
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Material Fund Change Expenses [Text Block]	Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188254
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class F3
Trading Symbol	LIFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.23%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,006	$9,993	$10,020	$10,030	$10,051
5/31/2017	$9,900	$9,984	$10,047	$10,038	$10,128
6/30/2017	$9,852	$9,934	$10,054	$10,048	$10,118
7/31/2017	$9,919	$9,965	$10,094	$10,041	$10,162
8/31/2017	$9,913	$9,996	$10,114	$10,071	$10,253
9/30/2017	$9,981	$9,981	$10,115	$10,124	$10,204
10/31/2017	$10,005	$9,997	$10,124	$10,117	$10,210
11/30/2017	$10,033	$9,974	$10,103	$10,118	$10,197
12/31/2017	$10,082	$9,994	$10,113	$10,112	$10,244
1/31/2018	$10,167	$9,956	$10,096	$10,167	$10,126
2/28/2018	$10,159	$9,947	$10,073	$10,213	$10,030
3/31/2018	$10,141	$10,005	$10,075	$10,236	$10,094
4/30/2018	$10,219	$9,999	$10,084	$10,277	$10,019
5/31/2018	$10,201	$10,036	$10,122	$10,320	$10,091
6/30/2018	$10,244	$10,052	$10,122	$10,336	$10,078
7/31/2018	$10,286	$10,031	$10,146	$10,337	$10,080
8/31/2018	$10,287	$10,085	$10,188	$10,342	$10,145
9/30/2018	$10,323	$10,053	$10,195	$10,354	$10,080
10/31/2018	$10,209	$10,009	$10,197	$10,373	$10,000
11/30/2018	$10,158	$10,012	$10,206	$10,338	$10,060
12/31/2018	$9,991	$10,034	$10,277	$10,305	$10,245
1/31/2019	$10,168	$10,110	$10,350	$10,324	$10,354
2/28/2019	$10,239	$10,125	$10,386	$10,368	$10,348
3/31/2019	$10,257	$10,210	$10,467	$10,427	$10,546
4/30/2019	$10,378	$10,260	$10,501	$10,482	$10,549
5/31/2019	$10,252	$10,320	$10,560	$10,504	$10,736
6/30/2019	$10,306	$10,395	$10,635	$10,506	$10,871
7/31/2019	$10,360	$10,396	$10,647	$10,524	$10,895
8/31/2019	$10,208	$10,457	$10,728	$10,523	$11,177
9/30/2019	$10,172	$10,424	$10,741	$10,532	$11,118
10/31/2019	$10,215	$10,453	$10,788	$10,556	$11,151
11/30/2019	$10,306	$10,462	$10,798	$10,550	$11,146
12/31/2019	$10,504	$10,544	$10,835	$10,540	$11,138
1/31/2020	$10,439	$10,599	$10,897	$10,581	$11,352
2/29/2020	$10,276	$10,661	$10,960	$10,610	$11,557
3/31/2020	$8,956	$10,466	$10,654	$10,587	$11,489
4/30/2020	$9,438	$10,611	$10,907	$10,516	$11,693
5/31/2020	$9,609	$10,685	$11,032	$10,516	$11,747
6/30/2020	$9,899	$10,777	$11,121	$10,574	$11,821
7/31/2020	$10,166	$10,870	$11,177	$10,628	$11,998
8/31/2020	$10,609	$11,005	$11,205	$10,661	$11,901
9/30/2020	$10,522	$10,982	$11,204	$10,676	$11,894
10/31/2020	$10,635	$10,955	$11,224	$10,680	$11,841
11/30/2020	$10,845	$11,028	$11,262	$10,674	$11,958
12/31/2020	$11,156	$11,145	$11,286	$10,684	$11,974
1/31/2021	$11,399	$11,211	$11,293	$10,729	$11,888
2/28/2021	$11,443	$11,221	$11,297	$10,788	$11,716
3/31/2021	$11,648	$11,274	$11,288	$10,865	$11,570
4/30/2021	$11,774	$11,381	$11,311	$10,954	$11,662
5/31/2021	$11,867	$11,471	$11,336	$11,042	$11,700
6/30/2021	$11,843	$11,466	$11,326	$11,144	$11,782
7/31/2021	$11,993	$11,635	$11,346	$11,198	$11,914
8/31/2021	$12,027	$11,634	$11,350	$11,221	$11,891
9/30/2021	$12,118	$11,626	$11,347	$11,251	$11,788
10/31/2021	$12,267	$11,708	$11,310	$11,345	$11,785
11/30/2021	$12,240	$11,714	$11,293	$11,401	$11,820
12/31/2021	$12,343	$11,762	$11,285	$11,436	$11,789
1/31/2022	$12,263	$11,679	$11,201	$11,532	$11,535
2/28/2022	$12,358	$11,800	$11,114	$11,637	$11,407
3/31/2022	$12,290	$11,685	$10,929	$11,792	$11,090
4/30/2022	$12,313	$11,678	$10,849	$11,858	$10,669
5/31/2022	$12,240	$11,717	$10,912	$11,989	$10,738
6/30/2022	$11,805	$11,510	$10,819	$12,154	$10,569
7/31/2022	$12,212	$11,757	$10,901	$12,153	$10,828
8/31/2022	$12,088	$11,557	$10,839	$12,148	$10,522
9/30/2022	$11,546	$11,150	$10,682	$12,174	$10,067
10/31/2022	$11,754	$11,266	$10,659	$12,224	$9,937
11/30/2022	$11,844	$11,331	$10,800	$12,211	$10,302
12/31/2022	$11,789	$11,296	$10,834	$12,174	$10,256
1/31/2023	$11,944	$11,377	$10,947	$12,271	$10,571
2/28/2023	$11,930	$11,307	$10,879	$12,340	$10,298
3/31/2023	$12,105	$11,552	$10,975	$12,381	$10,559
4/30/2023	$12,088	$11,577	$11,042	$12,443	$10,623
5/31/2023	$11,986	$11,477	$11,023	$12,475	$10,508
6/30/2023	$11,978	$11,440	$11,009	$12,515	$10,470
7/31/2023	$12,094	$11,499	$11,084	$12,539	$10,463
8/31/2023	$12,014	$11,503	$11,118	$12,594	$10,396
9/30/2023	$11,962	$11,467	$11,111	$12,625	$10,132
10/31/2023	$11,973	$11,508	$11,137	$12,620	$9,972
11/30/2023	$12,102	$11,645	$11,300	$12,594	$10,424
12/31/2023	$12,293	$11,798	$11,450	$12,582	$10,823
1/31/2024	$12,371	$11,844	$11,510	$12,651	$10,793
2/29/2024	$12,361	$11,795	$11,488	$12,729	$10,640
3/31/2024	$12,460	$11,871	$11,548	$12,811	$10,739
4/30/2024	$12,443	$11,832	$11,526	$12,861	$10,467
5/31/2024	$12,577	$11,958	$11,620	$12,882	$10,645
6/30/2024	$12,637	$12,040	$11,678	$12,887	$10,746
7/31/2024	$12,718	$12,166	$11,827	$12,902	$10,997
8/31/2024	$12,803	$12,240	$11,939	$12,912	$11,155
9/30/2024	$12,943	$12,376	$12,048	$12,933	$11,304
10/31/2024	$12,883	$12,294	$11,995	$12,947	$11,024
11/30/2024	$12,937	$12,347	$12,047	$12,941	$11,140
12/31/2024	$12,932	$12,315	$12,074	$12,945	$10,958
1/31/2025	$13,085	$12,442	$12,137	$13,030	$11,016
2/28/2025	$13,250	$12,602	$12,224	$13,088	$11,258
3/31/2025	$13,361	$12,734	$12,274	$13,117	$11,263
4/30/2025	$13,421	$12,848	$12,343	$13,158	$11,307
5/31/2025	$13,420	$12,792	$12,364	$13,186	$11,226
6/30/2025	$13,537	$12,865	$12,455	$13,231	$11,399
7/31/2025	$13,605	$12,906	$12,473	$13,251	$11,368
8/31/2025	$13,827	$13,096	$12,583	$13,289	$11,504
9/30/2025	$13,827	$13,080	$12,637	$13,322	$11,630
10/31/2025	$13,826	$13,085	$12,681	$13,295	$11,703
11/30/2025	$13,873	$13,119	$12,741	$13,295	$11,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.23%	5.05%	3.85%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.19%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.84%
Consumer Price IndexFootnote Reference*Footnote Reference†	2.74%	4.49%	3.34%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 778,741,568
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,246,781
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Material Fund Change Expenses [Text Block]	Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000099496
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class I
Trading Symbol	LIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.12%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,929	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,682	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,603	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,845	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,968	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,896	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,786	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,827	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,892	$10,236	$10,227	$10,148	$10,552
9/30/2016	$10,039	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,213	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,398	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,451	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,518	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,516	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,532	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,524	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,420	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,368	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,436	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,420	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,499	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,523	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,551	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,602	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,689	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,680	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,659	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,741	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,721	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,766	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,810	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,810	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,848	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,728	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,673	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,488	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,682	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,756	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,775	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,901	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,768	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,815	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,880	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,711	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,682	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,727	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,821	$10,852	$11,113	$10,837	$11,527
12/31/2019	$11,029	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,949	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,779	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,403	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,907	$11,007	$11,224	$10,803	$12,093
5/31/2020	$10,086	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,389	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,669	$11,275	$11,502	$10,917	$12,408
8/31/2020	$11,123	$11,415	$11,531	$10,951	$12,308
9/30/2020	$11,042	$11,392	$11,530	$10,967	$12,301
10/31/2020	$11,159	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,370	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,695	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,949	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,996	$11,639	$11,626	$11,082	$12,117
3/31/2021	$12,200	$11,694	$11,617	$11,160	$11,966
4/30/2021	$12,332	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,429	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,404	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,561	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,597	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,691	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,846	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,818	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,916	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,841	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,931	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,869	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,881	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,804	$12,154	$11,230	$12,316	$11,105
6/30/2022	$12,358	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,772	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,642	$11,988	$11,155	$12,479	$10,881
9/30/2022	$12,083	$11,566	$10,994	$12,506	$10,411
10/31/2022	$12,300	$11,686	$10,970	$12,556	$10,276
11/30/2022	$12,393	$11,754	$11,115	$12,544	$10,654
12/31/2022	$12,324	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,495	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,469	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,652	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,644	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,525	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,527	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,637	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,563	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,498	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,520	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,655	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,843	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,923	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,911	$12,235	$11,823	$13,075	$11,004
3/31/2024	$13,014	$12,314	$11,885	$13,160	$11,106
4/30/2024	$13,007	$12,273	$11,862	$13,211	$10,825
5/31/2024	$13,134	$12,404	$11,958	$13,233	$11,009
6/30/2024	$13,197	$12,489	$12,018	$13,238	$11,113
7/31/2024	$13,292	$12,620	$12,172	$13,253	$11,373
8/31/2024	$13,379	$12,696	$12,287	$13,264	$11,536
9/30/2024	$13,525	$12,837	$12,399	$13,285	$11,690
10/31/2024	$13,451	$12,753	$12,345	$13,300	$11,401
11/30/2024	$13,506	$12,807	$12,398	$13,293	$11,521
12/31/2024	$13,511	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,670	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,829	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,944	$13,209	$12,632	$13,474	$11,648
4/30/2025	$14,006	$13,327	$12,703	$13,516	$11,693
5/31/2025	$14,016	$13,269	$12,725	$13,545	$11,610
6/30/2025	$14,124	$13,345	$12,818	$13,591	$11,788
7/31/2025	$14,194	$13,387	$12,836	$13,611	$11,757
8/31/2025	$14,425	$13,585	$12,950	$13,650	$11,898
9/30/2025	$14,436	$13,568	$13,006	$13,685	$12,028
10/31/2025	$14,433	$13,573	$13,051	$13,685	$12,103
11/30/2025	$14,468	$13,608	$13,113	$13,656	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	7.12%	4.94%	3.76%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 778,741,568
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,246,781
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Material Fund Change Expenses [Text Block]	Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000099497
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R2
Trading Symbol	LIFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.50%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,924	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,672	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,596	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,825	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,944	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,867	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,752	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,796	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,848	$10,236	$10,227	$10,148	$10,552
9/30/2016	$9,990	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,157	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,328	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,376	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,446	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,431	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,441	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,437	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,319	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,271	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,334	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,312	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,377	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,396	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,418	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,472	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,544	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,529	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,504	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,588	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,555	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,594	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,640	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,635	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,658	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,534	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,484	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,297	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,473	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,550	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,563	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,673	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,546	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,587	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,646	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,465	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,432	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,470	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,557	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,755	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,680	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,508	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,152	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,639	$11,007	$11,224	$10,803	$12,093
5/31/2020	$9,802	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,092	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,358	$11,275	$11,502	$10,917	$12,408
8/31/2020	$10,795	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,701	$11,392	$11,530	$10,967	$12,301
10/31/2020	$10,809	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,009	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,338	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,569	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,609	$11,639	$11,626	$11,082	$12,117
3/31/2021	$11,801	$11,694	$11,617	$11,160	$11,966
4/30/2021	$11,924	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,012	$11,898	$11,666	$11,342	$12,100
6/30/2021	$11,982	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,128	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,157	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,242	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,386	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,325	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,413	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,335	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,415	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,349	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,355	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,284	$12,154	$11,230	$12,316	$11,105
6/30/2022	$11,838	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,231	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,109	$11,988	$11,155	$12,479	$10,881
9/30/2022	$11,566	$11,566	$10,994	$12,506	$10,411
10/31/2022	$11,768	$11,686	$10,970	$12,556	$10,276
11/30/2022	$11,842	$11,754	$11,115	$12,544	$10,654
12/31/2022	$11,779	$11,717	$11,150	$12,505	$10,606
1/31/2023	$11,927	$11,802	$11,266	$12,605	$10,932
2/28/2023	$11,907	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,076	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,052	$12,009	$11,364	$12,782	$10,987
5/31/2023	$11,942	$11,905	$11,345	$12,814	$10,867
6/30/2023	$11,938	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,037	$11,928	$11,407	$12,880	$10,821
8/31/2023	$11,960	$11,932	$11,442	$12,936	$10,751
9/30/2023	$11,892	$11,895	$11,435	$12,968	$10,478
10/31/2023	$11,907	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,029	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,203	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,273	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,255	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,347	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,323	$12,273	$11,862	$13,211	$10,825
5/31/2024	$12,448	$12,404	$11,958	$13,233	$11,009
6/30/2024	$12,502	$12,489	$12,018	$13,238	$11,113
7/31/2024	$12,575	$12,620	$12,172	$13,253	$11,373
8/31/2024	$12,652	$12,696	$12,287	$13,264	$11,536
9/30/2024	$12,794	$12,837	$12,399	$13,285	$11,690
10/31/2024	$12,717	$12,753	$12,345	$13,300	$11,401
11/30/2024	$12,763	$12,807	$12,398	$13,293	$11,521
12/31/2024	$12,750	$12,775	$12,426	$13,298	$11,332
1/31/2025	$12,894	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,050	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,152	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,204	$13,327	$12,703	$13,516	$11,693
5/31/2025	$13,195	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,302	$13,345	$12,818	$13,591	$11,788
7/31/2025	$13,361	$13,387	$12,836	$13,611	$11,757
8/31/2025	$13,572	$13,585	$12,950	$13,650	$11,898
9/30/2025	$13,565	$13,568	$13,006	$13,685	$12,028
10/31/2025	$13,554	$13,573	$13,051	$13,685	$12,103
11/30/2025	$13,592	$13,608	$13,113	$13,656	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.50%	4.31%	3.12%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 778,741,568
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,246,781
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000099498
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R3
Trading Symbol	LIFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.59%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,917	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,673	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,591	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,820	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,948	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,864	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,758	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,795	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,856	$10,236	$10,227	$10,148	$10,552
9/30/2016	$9,990	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,158	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,339	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,387	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,450	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,444	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,455	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,444	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,335	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,280	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,343	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,331	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,397	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,416	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,439	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,494	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,567	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,554	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,529	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,615	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,582	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,622	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,660	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,657	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,689	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,566	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,517	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,330	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,508	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,586	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,599	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,710	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,584	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,626	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,686	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,515	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,473	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,512	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,601	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,809	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,727	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,555	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,195	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,685	$11,007	$11,224	$10,803	$12,093
5/31/2020	$9,865	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,157	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,426	$11,275	$11,502	$10,917	$12,408
8/31/2020	$10,866	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,773	$11,392	$11,530	$10,967	$12,301
10/31/2020	$10,883	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,094	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,406	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,649	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,680	$11,639	$11,626	$11,082	$12,117
3/31/2021	$11,874	$11,694	$11,617	$11,160	$11,966
4/30/2021	$11,998	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,087	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,058	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,205	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,235	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,322	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,467	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,444	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,534	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,446	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,538	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,463	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,480	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,400	$12,154	$11,230	$12,316	$11,105
6/30/2022	$11,953	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,359	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,227	$11,988	$11,155	$12,479	$10,881
9/30/2022	$11,682	$11,566	$10,994	$12,506	$10,411
10/31/2022	$11,876	$11,686	$10,970	$12,556	$10,276
11/30/2022	$11,962	$11,754	$11,115	$12,544	$10,654
12/31/2022	$11,900	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,060	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,031	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,202	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,179	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,070	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,056	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,168	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,081	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,024	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,040	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,165	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,340	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,412	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,406	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,489	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,477	$12,273	$11,862	$13,211	$10,825
5/31/2024	$12,604	$12,404	$11,958	$13,233	$11,009
6/30/2024	$12,659	$12,489	$12,018	$13,238	$11,113
7/31/2024	$12,734	$12,620	$12,172	$13,253	$11,373
8/31/2024	$12,813	$12,696	$12,287	$13,264	$11,536
9/30/2024	$12,947	$12,837	$12,399	$13,285	$11,690
10/31/2024	$12,870	$12,753	$12,345	$13,300	$11,401
11/30/2024	$12,918	$12,807	$12,398	$13,293	$11,521
12/31/2024	$12,918	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,064	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,211	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,327	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,369	$13,327	$12,703	$13,516	$11,693
5/31/2025	$13,372	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,471	$13,345	$12,818	$13,591	$11,788
7/31/2025	$13,531	$13,387	$12,836	$13,611	$11,757
8/31/2025	$13,757	$13,585	$12,950	$13,650	$11,898
9/30/2025	$13,751	$13,568	$13,006	$13,685	$12,028
10/31/2025	$13,742	$13,573	$13,051	$13,685	$12,103
11/30/2025	$13,770	$13,608	$13,113	$13,656	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.59%	4.42%	3.25%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 778,741,568
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,246,781
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Material Fund Change Expenses [Text Block]	Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156650
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R4
Trading Symbol	LIFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.86%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,927	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,677	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,605	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,837	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,958	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,884	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,771	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,810	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,873	$10,236	$10,227	$10,148	$10,552
9/30/2016	$10,009	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,180	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,363	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,421	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,486	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,482	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,487	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,486	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,371	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,326	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,392	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,374	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,442	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,472	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,489	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,546	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,622	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,610	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,588	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,676	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,645	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,697	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,738	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,736	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,771	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,641	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,593	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,407	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,589	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,669	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,686	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,799	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,675	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,719	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,782	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,612	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,571	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,613	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,704	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,917	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,837	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,665	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,302	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,790	$11,007	$11,224	$10,803	$12,093
5/31/2020	$9,974	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,272	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,546	$11,275	$11,502	$10,917	$12,408
8/31/2020	$10,993	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,901	$11,392	$11,530	$10,967	$12,301
10/31/2020	$11,014	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,230	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,548	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,797	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,830	$11,639	$11,626	$11,082	$12,117
3/31/2021	$12,040	$11,694	$11,617	$11,160	$11,966
4/30/2021	$12,168	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,261	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,224	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,376	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,409	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,510	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,660	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,629	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,723	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,647	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,733	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,669	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,679	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,600	$12,154	$11,230	$12,316	$11,105
6/30/2022	$12,148	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,564	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,432	$11,988	$11,155	$12,479	$10,881
9/30/2022	$11,881	$11,566	$10,994	$12,506	$10,411
10/31/2022	$12,091	$11,686	$10,970	$12,556	$10,276
11/30/2022	$12,180	$11,754	$11,115	$12,544	$10,654
12/31/2022	$12,110	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,275	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,248	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,424	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,414	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,295	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,283	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,400	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,324	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,258	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,277	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,407	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,589	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,665	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,650	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,749	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,727	$12,273	$11,862	$13,211	$10,825
5/31/2024	$12,860	$12,404	$11,958	$13,233	$11,009
6/30/2024	$12,919	$12,489	$12,018	$13,238	$11,113
7/31/2024	$13,010	$12,620	$12,172	$13,253	$11,373
8/31/2024	$13,093	$12,696	$12,287	$13,264	$11,536
9/30/2024	$13,232	$12,837	$12,399	$13,285	$11,690
10/31/2024	$13,157	$12,753	$12,345	$13,300	$11,401
11/30/2024	$13,208	$12,807	$12,398	$13,293	$11,521
12/31/2024	$13,211	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,352	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,516	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,626	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,683	$13,327	$12,703	$13,516	$11,693
5/31/2025	$13,690	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,793	$13,345	$12,818	$13,591	$11,788
7/31/2025	$13,858	$13,387	$12,836	$13,611	$11,757
8/31/2025	$14,081	$13,585	$12,950	$13,650	$11,898
9/30/2025	$14,089	$13,568	$13,006	$13,685	$12,028
10/31/2025	$14,083	$13,573	$13,051	$13,685	$12,103
11/30/2025	$14,114	$13,608	$13,113	$13,656	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	6.86%	4.68%	3.51%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 778,741,568
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,246,781
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156651
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R5
Trading Symbol	LIFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.13%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,929	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,682	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,611	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,845	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,968	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,896	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,785	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,827	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,892	$10,236	$10,227	$10,148	$10,552
9/30/2016	$10,030	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,204	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,389	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,442	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,509	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,508	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,523	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,516	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,411	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,360	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,428	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,420	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,491	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,515	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,542	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,602	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,681	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,671	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,651	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,741	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,713	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,758	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,801	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,802	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,840	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,721	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,666	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,481	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,675	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,749	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,768	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,893	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,761	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,817	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,883	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,713	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,675	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,719	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,814	$10,852	$11,113	$10,837	$11,527
12/31/2019	$11,022	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,952	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,781	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,396	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,900	$11,007	$11,224	$10,803	$12,093
5/31/2020	$10,079	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,382	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,662	$11,275	$11,502	$10,917	$12,408
8/31/2020	$11,116	$11,415	$11,531	$10,951	$12,308
9/30/2020	$11,035	$11,392	$11,530	$10,967	$12,301
10/31/2020	$11,152	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,363	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,688	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,942	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,979	$11,639	$11,626	$11,082	$12,117
3/31/2021	$12,194	$11,694	$11,617	$11,160	$11,966
4/30/2021	$12,326	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,423	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,388	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,545	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,581	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,675	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,831	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,812	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,910	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,825	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,925	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,852	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,875	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,798	$12,154	$11,230	$12,316	$11,105
6/30/2022	$12,351	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,766	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,635	$11,988	$11,155	$12,479	$10,881
9/30/2022	$12,077	$11,566	$10,994	$12,506	$10,411
10/31/2022	$12,293	$11,686	$10,970	$12,556	$10,276
11/30/2022	$12,387	$11,754	$11,115	$12,544	$10,654
12/31/2022	$12,317	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,489	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,463	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,645	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,626	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,519	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,510	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,631	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,557	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,492	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,513	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,648	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,837	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,917	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,904	$12,235	$11,823	$13,075	$11,004
3/31/2024	$13,008	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,989	$12,273	$11,862	$13,211	$10,825
5/31/2024	$13,127	$12,404	$11,958	$13,233	$11,009
6/30/2024	$13,190	$12,489	$12,018	$13,238	$11,113
7/31/2024	$13,285	$12,620	$12,172	$13,253	$11,373
8/31/2024	$13,373	$12,696	$12,287	$13,264	$11,536
9/30/2024	$13,518	$12,837	$12,399	$13,285	$11,690
10/31/2024	$13,444	$12,753	$12,345	$13,300	$11,401
11/30/2024	$13,499	$12,807	$12,398	$13,293	$11,521
12/31/2024	$13,504	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,652	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,822	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,937	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,999	$13,327	$12,703	$13,516	$11,693
5/31/2025	$14,009	$13,269	$12,725	$13,545	$11,610
6/30/2025	$14,117	$13,345	$12,818	$13,591	$11,788
7/31/2025	$14,187	$13,387	$12,836	$13,611	$11,757
8/31/2025	$14,418	$13,585	$12,950	$13,650	$11,898
9/30/2025	$14,429	$13,568	$13,006	$13,685	$12,028
10/31/2025	$14,426	$13,573	$13,051	$13,685	$12,103
11/30/2025	$14,461	$13,608	$13,113	$13,656	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	7.13%	4.94%	3.76%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 778,741,568
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,246,781
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156652
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R6
Trading Symbol	LIFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.24%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,930	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,684	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,614	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,849	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,974	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,904	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,795	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,838	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,905	$10,236	$10,227	$10,148	$10,552
9/30/2016	$10,046	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,222	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,409	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,464	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,534	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,534	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,552	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,546	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,442	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,392	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,461	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,455	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,528	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,553	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,582	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,644	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,724	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,716	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,697	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,789	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,761	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,806	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,859	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,860	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,889	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,769	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,724	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,539	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,726	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,810	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,829	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,947	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,824	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,872	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,938	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,768	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,730	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,775	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,871	$10,852	$11,113	$10,837	$11,527
12/31/2019	$11,080	$10,937	$11,151	$10,827	$11,519
1/31/2020	$11,011	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,840	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,448	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,956	$11,007	$11,224	$10,803	$12,093
5/31/2020	$10,147	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,452	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,723	$11,275	$11,502	$10,917	$12,408
8/31/2020	$11,191	$11,415	$11,531	$10,951	$12,308
9/30/2020	$11,100	$11,392	$11,530	$10,967	$12,301
10/31/2020	$11,218	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,441	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,769	$11,561	$11,615	$10,975	$12,383
1/31/2021	$12,025	$11,630	$11,622	$11,021	$12,295
2/28/2021	$12,062	$11,639	$11,626	$11,082	$12,117
3/31/2021	$12,269	$11,694	$11,617	$11,160	$11,966
4/30/2021	$12,402	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,510	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,475	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,634	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,670	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,766	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,923	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,895	$12,151	$11,622	$11,711	$12,224
12/31/2021	$13,005	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,920	$12,115	$11,527	$11,846	$11,930
2/28/2022	$13,010	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,949	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,973	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,896	$12,154	$11,230	$12,316	$11,105
6/30/2022	$12,436	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,855	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,735	$11,988	$11,155	$12,479	$10,881
9/30/2022	$12,163	$11,566	$10,994	$12,506	$10,411
10/31/2022	$12,382	$11,686	$10,970	$12,556	$10,276
11/30/2022	$12,478	$11,754	$11,115	$12,544	$10,654
12/31/2022	$12,420	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,582	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,568	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,753	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,735	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,627	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,618	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,741	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,655	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,601	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,624	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,748	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,950	$12,238	$11,783	$12,924	$11,193
1/31/2024	$13,032	$12,285	$11,846	$12,995	$11,162
2/29/2024	$13,021	$12,235	$11,823	$13,075	$11,004
3/31/2024	$13,126	$12,314	$11,885	$13,160	$11,106
4/30/2024	$13,108	$12,273	$11,862	$13,211	$10,825
5/31/2024	$13,249	$12,404	$11,958	$13,233	$11,009
6/30/2024	$13,313	$12,489	$12,018	$13,238	$11,113
7/31/2024	$13,398	$12,620	$12,172	$13,253	$11,373
8/31/2024	$13,488	$12,696	$12,287	$13,264	$11,536
9/30/2024	$13,635	$12,837	$12,399	$13,285	$11,690
10/31/2024	$13,572	$12,753	$12,345	$13,300	$11,401
11/30/2024	$13,629	$12,807	$12,398	$13,293	$11,521
12/31/2024	$13,624	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,785	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,959	$13,071	$12,581	$13,444	$11,643
3/31/2025	$14,076	$13,209	$12,632	$13,474	$11,648
4/30/2025	$14,139	$13,327	$12,703	$13,516	$11,693
5/31/2025	$14,138	$13,269	$12,725	$13,545	$11,610
6/30/2025	$14,261	$13,345	$12,818	$13,591	$11,788
7/31/2025	$14,333	$13,387	$12,836	$13,611	$11,757
8/31/2025	$14,567	$13,585	$12,950	$13,650	$11,898
9/30/2025	$14,567	$13,568	$13,006	$13,685	$12,028
10/31/2025	$14,566	$13,573	$13,051	$13,685	$12,103
11/30/2025	$14,615	$13,608	$13,113	$13,656	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	7.24%	5.02%	3.87%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 778,741,568
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,246,781
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Material Fund Change Expenses [Text Block]	Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000020006
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class A
Trading Symbol	LABFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.09%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$9,775	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,568	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,164	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,122	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,615	$9,935	$9,943	$10,032	$9,975
4/30/2016	$9,785	$9,989	$10,049	$10,176	$10,014
5/31/2016	$9,861	$10,164	$10,115	$10,255	$10,193
6/30/2016	$9,895	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,194	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,283	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,347	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,273	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,496	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,675	$11,004	$10,582	$10,769	$11,019
1/31/2017	$10,818	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,030	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,018	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,087	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,131	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,188	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,313	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,242	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,440	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,576	$12,851	$11,828	$11,978	$12,882
11/30/2017	$11,727	$13,243	$11,991	$12,126	$13,277
12/31/2017	$11,794	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,155	$14,125	$12,440	$12,527	$14,194
2/28/2018	$11,766	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,695	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,675	$13,343	$11,972	$12,139	$13,374
5/31/2018	$11,757	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,712	$13,772	$12,088	$12,284	$13,781
7/31/2018	$11,882	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,123	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,193	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,384	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,471	$14,027	$11,985	$12,288	$14,111
12/31/2018	$10,762	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,541	$13,818	$12,033	$12,414	$13,865
2/28/2019	$11,890	$14,286	$12,266	$12,654	$14,310
3/31/2019	$11,954	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,245	$15,122	$12,684	$13,131	$15,179
5/31/2019	$11,836	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,297	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,391	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,229	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,243	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,374	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,640	$16,286	$13,282	$13,916	$16,384
12/31/2019	$12,931	$16,756	$13,547	$14,177	$16,878
1/31/2020	$12,889	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,344	$15,404	$12,872	$13,675	$15,483
3/31/2020	$10,748	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,606	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,296	$15,933	$12,854	$13,803	$16,039
6/30/2020	$12,727	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,283	$17,239	$13,550	$14,582	$17,281
8/31/2020	$13,792	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,563	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,492	$17,398	$13,521	$14,579	$17,345
11/30/2020	$14,800	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,436	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,385	$20,102	$15,056	$15,963	$19,782
2/28/2021	$15,910	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,127	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,539	$22,623	$16,230	$16,832	$22,350
5/31/2021	$16,712	$22,730	$16,388	$16,946	$22,506
6/30/2021	$16,622	$23,300	$16,537	$17,179	$23,032
7/31/2021	$16,668	$23,784	$16,691	$17,405	$23,579
8/31/2021	$16,960	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,518	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,096	$24,968	$17,013	$17,741	$24,789
11/30/2021	$16,707	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,059	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,210	$24,186	$16,569	$17,263	$24,389
2/28/2022	$15,985	$23,522	$16,292	$16,954	$23,659
3/31/2022	$15,965	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,019	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,144	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,011	$20,263	$14,659	$15,054	$20,587
7/31/2022	$14,815	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,473	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,658	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,123	$20,879	$14,562	$14,975	$21,167
11/30/2022	$14,702	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,301	$20,729	$14,816	$15,282	$21,062
1/31/2023	$14,835	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,524	$21,592	$15,129	$15,724	$21,839
3/31/2023	$14,670	$22,275	$15,379	$16,119	$22,641
4/30/2023	$14,802	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,592	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,093	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,384	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,206	$24,580	$16,014	$16,856	$25,007
9/30/2023	$14,699	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,403	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,388	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,003	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,200	$26,594	$16,870	$17,928	$27,046
2/29/2024	$16,767	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,219	$28,928	$17,709	$18,674	$29,406
4/30/2024	$16,661	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,159	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,311	$29,961	$17,921	$18,986	$30,666
7/31/2024	$17,653	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,124	$31,118	$18,584	$19,752	$31,792
9/30/2024	$18,373	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,235	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,017	$33,593	$19,249	$20,354	$34,066
12/31/2024	$18,421	$32,657	$18,720	$19,964	$33,254
1/31/2025	$18,951	$33,696	$19,158	$20,410	$34,180
2/28/2025	$18,907	$33,107	$19,152	$20,469	$33,734
3/31/2025	$18,346	$31,191	$18,658	$19,947	$31,833
4/30/2025	$18,322	$31,005	$18,574	$20,017	$31,617
5/31/2025	$18,837	$32,984	$19,152	$20,647	$33,607
6/30/2025	$19,466	$34,655	$19,782	$21,284	$35,316
7/31/2025	$19,654	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,018	$36,170	$20,307	$21,846	$36,841
9/30/2025	$20,462	$37,424	$20,731	$22,296	$38,185
10/31/2025	$20,601	$38,232	$20,957	$22,566	$39,079
11/30/2025	$20,746	$38,325	$21,117	$22,668	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	9.09%	6.99%	7.82%
Class A with sales charge	6.66%	6.51%	7.57%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,020,246,742
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,754,386
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020008
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class C
Trading Symbol	BFLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.26%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,781	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,360	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,312	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,811	$9,935	$9,943	$10,032	$9,975
4/30/2016	$9,980	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,052	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,080	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,371	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,465	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,524	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,442	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,653	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,829	$11,004	$10,582	$10,769	$11,019
1/31/2017	$10,968	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,178	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,158	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,232	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,260	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,311	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,431	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,351	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,546	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,676	$12,851	$11,828	$11,978	$12,882
11/30/2017	$11,821	$13,243	$11,991	$12,126	$13,277
12/31/2017	$11,883	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,241	$14,125	$12,440	$12,527	$14,194
2/28/2018	$11,840	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,760	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,733	$13,343	$11,972	$12,139	$13,374
5/31/2018	$11,806	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,753	$13,772	$12,088	$12,284	$13,781
7/31/2018	$11,917	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,153	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,216	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,404	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,484	$14,027	$11,985	$12,288	$14,111
12/31/2018	$10,764	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,531	$13,818	$12,033	$12,414	$13,865
2/28/2019	$11,875	$14,286	$12,266	$12,654	$14,310
3/31/2019	$11,922	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,217	$15,122	$12,684	$13,131	$15,179
5/31/2019	$11,798	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,256	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,340	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,169	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,177	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,300	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,558	$16,286	$13,282	$13,916	$16,384
12/31/2019	$12,841	$16,756	$13,547	$14,177	$16,878
1/31/2020	$12,779	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,238	$15,404	$12,872	$13,675	$15,483
3/31/2020	$10,650	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,488	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,168	$15,933	$12,854	$13,803	$16,039
6/30/2020	$12,589	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,123	$17,239	$13,550	$14,582	$17,281
8/31/2020	$13,623	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,386	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,308	$17,398	$13,521	$14,579	$17,345
11/30/2020	$14,589	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,209	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,151	$20,102	$15,056	$15,963	$19,782
2/28/2021	$15,665	$20,685	$15,384	$16,126	$20,327
3/31/2021	$15,857	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,254	$22,623	$16,230	$16,832	$22,350
5/31/2021	$16,418	$22,730	$16,388	$16,946	$22,506
6/30/2021	$16,317	$23,300	$16,537	$17,179	$23,032
7/31/2021	$16,341	$23,784	$16,691	$17,405	$23,579
8/31/2021	$16,633	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,186	$23,348	$16,421	$17,228	$23,166
10/31/2021	$16,736	$24,968	$17,013	$17,741	$24,789
11/30/2021	$16,341	$24,633	$16,733	$17,542	$24,617
12/31/2021	$16,678	$25,631	$17,196	$17,969	$25,720
1/31/2022	$15,846	$24,186	$16,569	$17,263	$24,389
2/28/2022	$15,614	$23,522	$16,292	$16,954	$23,659
3/31/2022	$15,583	$24,316	$16,404	$17,023	$24,537
4/30/2022	$14,643	$22,149	$15,510	$15,990	$22,398
5/31/2022	$14,771	$22,115	$15,569	$16,033	$22,439
6/30/2022	$13,660	$20,263	$14,659	$15,054	$20,587
7/31/2022	$14,428	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,082	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,287	$19,329	$14,007	$14,409	$19,581
10/31/2022	$13,721	$20,879	$14,562	$14,975	$21,167
11/30/2022	$14,279	$22,008	$15,249	$15,690	$22,350
12/31/2022	$13,878	$20,729	$14,816	$15,282	$21,062
1/31/2023	$14,390	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,090	$21,592	$15,129	$15,724	$21,839
3/31/2023	$14,208	$22,275	$15,379	$16,119	$22,641
4/30/2023	$14,328	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,128	$22,656	$15,364	$16,186	$23,094
6/30/2023	$14,593	$24,186	$15,902	$16,734	$24,620
7/31/2023	$14,868	$25,018	$16,255	$17,063	$25,411
8/31/2023	$14,698	$24,580	$16,014	$16,856	$25,007
9/30/2023	$14,181	$23,425	$15,483	$16,314	$23,814
10/31/2023	$13,896	$22,859	$15,175	$15,972	$23,314
11/30/2023	$14,831	$24,994	$16,128	$17,081	$25,443
12/31/2023	$15,420	$26,228	$16,816	$17,831	$26,599
1/31/2024	$15,600	$26,594	$16,870	$17,928	$27,046
2/29/2024	$16,126	$28,030	$17,272	$18,283	$28,490
3/31/2024	$16,555	$28,928	$17,709	$18,674	$29,406
4/30/2024	$16,002	$27,697	$17,144	$18,131	$28,205
5/31/2024	$16,474	$29,002	$17,683	$18,679	$29,604
6/30/2024	$16,611	$29,961	$17,921	$18,986	$30,666
7/31/2024	$16,931	$30,397	$18,272	$19,360	$31,039
8/31/2024	$17,376	$31,118	$18,584	$19,752	$31,792
9/30/2024	$17,591	$31,783	$18,876	$20,084	$32,471
10/31/2024	$17,462	$31,561	$18,589	$19,748	$32,177
11/30/2024	$18,192	$33,593	$19,249	$20,354	$34,066
12/31/2024	$17,619	$32,657	$18,720	$19,964	$33,254
1/31/2025	$18,103	$33,696	$19,158	$20,410	$34,180
2/28/2025	$18,049	$33,107	$19,152	$20,469	$33,734
3/31/2025	$17,499	$31,191	$18,658	$19,947	$31,833
4/30/2025	$17,478	$31,005	$18,574	$20,017	$31,617
5/31/2025	$17,962	$32,984	$19,152	$20,647	$33,607
6/30/2025	$18,541	$34,655	$19,782	$21,284	$35,316
7/31/2025	$18,709	$35,425	$19,944	$21,444	$36,109
8/31/2025	$19,032	$36,170	$20,307	$21,846	$36,841
9/30/2025	$19,460	$37,424	$20,731	$22,296	$38,185
10/31/2025	$19,580	$38,232	$20,957	$22,566	$39,079
11/30/2025	$19,694	$38,325	$21,117	$22,668	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	8.26%	6.18%	7.01%
Class C with sales charge	7.26%	6.18%	7.01%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,020,246,742
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,754,386
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054900
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class F
Trading Symbol	BLAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.25%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,789	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,376	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,335	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,840	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,016	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,095	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,131	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,439	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,531	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,608	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,533	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,754	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,939	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,087	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,306	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,295	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,376	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,414	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,474	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,603	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,532	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,737	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,878	$12,851	$11,828	$11,978	$12,882
11/30/2017	$12,034	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,115	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,488	$14,125	$12,440	$12,527	$14,194
2/28/2018	$12,089	$13,607	$12,059	$12,228	$13,671
3/31/2018	$12,017	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,988	$13,343	$11,972	$12,139	$13,374
5/31/2018	$12,084	$13,684	$12,090	$12,263	$13,696
6/30/2018	$12,039	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,205	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,466	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,528	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,709	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,800	$14,027	$11,985	$12,288	$14,111
12/31/2018	$11,071	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,863	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,235	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,291	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,604	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,184	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,659	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,758	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,592	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,609	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,746	$15,693	$13,045	$13,688	$15,810
11/30/2019	$13,021	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,322	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,281	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,721	$15,404	$12,872	$13,675	$15,483
3/31/2020	$11,078	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,964	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,676	$15,933	$12,854	$13,803	$16,039
6/30/2020	$13,122	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,697	$17,239	$13,550	$14,582	$17,281
8/31/2020	$14,223	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,989	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,917	$17,398	$13,521	$14,579	$17,345
11/30/2020	$15,268	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,926	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,876	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,419	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,645	$21,467	$15,729	$16,354	$21,218
4/30/2021	$17,072	$22,623	$16,230	$16,832	$22,350
5/31/2021	$17,253	$22,730	$16,388	$16,946	$22,506
6/30/2021	$17,162	$23,300	$16,537	$17,179	$23,032
7/31/2021	$17,212	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,516	$24,472	$16,948	$17,646	$24,296
9/30/2021	$17,061	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,660	$24,968	$17,013	$17,741	$24,789
11/30/2021	$17,261	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,627	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,752	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,520	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,502	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,527	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,657	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,487	$20,263	$14,659	$15,054	$20,587
7/31/2022	$15,320	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,969	$21,300	$14,955	$15,449	$21,568
9/30/2022	$14,127	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,610	$20,879	$14,562	$14,975	$21,167
11/30/2022	$15,211	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,798	$20,729	$14,816	$15,282	$21,062
1/31/2023	$15,352	$22,118	$15,508	$16,076	$22,385
2/28/2023	$15,032	$21,592	$15,129	$15,724	$21,839
3/31/2023	$15,184	$22,275	$15,379	$16,119	$22,641
4/30/2023	$15,322	$22,551	$15,504	$16,307	$22,994
5/31/2023	$15,107	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,627	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,931	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,763	$24,580	$16,014	$16,856	$25,007
9/30/2023	$15,225	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,920	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,942	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,597	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,788	$26,594	$16,870	$17,928	$27,046
2/29/2024	$17,377	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,848	$28,928	$17,709	$18,674	$29,406
4/30/2024	$17,271	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,790	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,949	$29,961	$17,921	$18,986	$30,666
7/31/2024	$18,306	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,797	$31,118	$18,584	$19,752	$31,792
9/30/2024	$19,057	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,917	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,730	$33,593	$19,249	$20,354	$34,066
12/31/2024	$19,114	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,667	$33,696	$19,158	$20,410	$34,180
2/28/2025	$19,623	$33,107	$19,152	$20,469	$33,734
3/31/2025	$19,043	$31,191	$18,658	$19,947	$31,833
4/30/2025	$19,021	$31,005	$18,574	$20,017	$31,617
5/31/2025	$19,573	$32,984	$19,152	$20,647	$33,607
6/30/2025	$20,213	$34,655	$19,782	$21,284	$35,316
7/31/2025	$20,411	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,791	$36,170	$20,307	$21,846	$36,841
9/30/2025	$21,255	$37,424	$20,731	$22,296	$38,185
10/31/2025	$21,402	$38,232	$20,957	$22,566	$39,079
11/30/2025	$21,555	$38,325	$21,117	$22,668	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	9.25%	7.14%	7.98%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,020,246,742
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,754,386
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188244
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class F3
Trading Symbol	LOBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.38%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,073	$10,119	$10,207	$10,115	$10,112
5/31/2017	$10,116	$10,248	$10,299	$10,246	$10,254
6/30/2017	$10,170	$10,319	$10,346	$10,273	$10,318
7/31/2017	$10,286	$10,524	$10,500	$10,421	$10,530
8/31/2017	$10,224	$10,557	$10,515	$10,461	$10,562
9/30/2017	$10,406	$10,781	$10,659	$10,580	$10,780
10/31/2017	$10,532	$11,029	$10,770	$10,704	$11,032
11/30/2017	$10,672	$11,365	$10,919	$10,836	$11,370
12/31/2017	$10,735	$11,492	$11,020	$10,923	$11,496
1/31/2018	$11,076	$12,123	$11,328	$11,194	$12,155
2/28/2018	$10,724	$11,677	$10,981	$10,926	$11,707
3/31/2018	$10,661	$11,412	$10,882	$10,816	$11,409
4/30/2018	$10,636	$11,451	$10,902	$10,847	$11,453
5/31/2018	$10,722	$11,744	$11,009	$10,958	$11,729
6/30/2018	$10,683	$11,819	$11,007	$10,976	$11,801
7/31/2018	$10,832	$12,227	$11,223	$11,180	$12,240
8/31/2018	$11,064	$12,649	$11,360	$11,351	$12,639
9/30/2018	$11,120	$12,697	$11,354	$11,370	$12,711
10/31/2018	$10,395	$11,798	$10,787	$10,893	$11,842
11/30/2018	$10,476	$12,038	$10,914	$10,980	$12,083
12/31/2018	$9,831	$10,942	$10,374	$10,540	$10,992
1/31/2019	$10,545	$11,859	$10,957	$11,093	$11,873
2/28/2019	$10,866	$12,260	$11,169	$11,307	$12,254
3/31/2019	$10,927	$12,474	$11,298	$11,481	$12,493
4/30/2019	$11,205	$12,978	$11,550	$11,733	$12,998
5/31/2019	$10,833	$12,151	$11,154	$11,412	$12,172
6/30/2019	$11,256	$13,004	$11,631	$11,900	$13,030
7/31/2019	$11,345	$13,206	$11,700	$11,979	$13,218
8/31/2019	$11,199	$12,964	$11,625	$11,962	$13,008
9/30/2019	$11,215	$13,188	$11,742	$12,069	$13,252
10/31/2019	$11,338	$13,468	$11,879	$12,231	$13,539
11/30/2019	$11,583	$13,977	$12,094	$12,435	$14,030
12/31/2019	$11,862	$14,381	$12,336	$12,668	$14,453
1/31/2020	$11,816	$14,396	$12,309	$12,721	$14,448
2/29/2020	$11,320	$13,220	$11,721	$12,219	$13,258
3/31/2020	$9,862	$11,473	$10,521	$11,102	$11,621
4/30/2020	$10,650	$12,989	$11,311	$11,906	$13,111
5/31/2020	$11,284	$13,674	$11,705	$12,334	$13,735
6/30/2020	$11,692	$13,976	$11,892	$12,532	$14,008
7/31/2020	$12,204	$14,795	$12,338	$13,030	$14,798
8/31/2020	$12,673	$15,881	$12,752	$13,475	$15,862
9/30/2020	$12,466	$15,300	$12,479	$13,213	$15,259
10/31/2020	$12,403	$14,931	$12,313	$13,027	$14,853
11/30/2020	$13,606	$16,690	$13,309	$13,986	$16,479
12/31/2020	$14,192	$17,395	$13,747	$14,347	$17,113
1/31/2021	$14,160	$17,252	$13,710	$14,264	$16,940
2/28/2021	$14,645	$17,752	$14,009	$14,410	$17,407
3/31/2021	$14,847	$18,424	$14,322	$14,614	$18,169
4/30/2021	$15,229	$19,415	$14,779	$15,040	$19,139
5/31/2021	$15,391	$19,508	$14,923	$15,143	$19,273
6/30/2021	$15,312	$19,996	$15,059	$15,351	$19,723
7/31/2021	$15,357	$20,412	$15,199	$15,553	$20,191
8/31/2021	$15,641	$21,003	$15,433	$15,769	$20,805
9/30/2021	$15,238	$20,038	$14,953	$15,395	$19,838
10/31/2021	$15,772	$21,428	$15,492	$15,853	$21,227
11/30/2021	$15,408	$21,141	$15,237	$15,676	$21,080
12/31/2021	$15,733	$21,997	$15,659	$16,057	$22,025
1/31/2022	$14,969	$20,757	$15,087	$15,425	$20,885
2/28/2022	$14,765	$20,187	$14,835	$15,150	$20,260
3/31/2022	$14,750	$20,869	$14,938	$15,212	$21,012
4/30/2022	$13,871	$19,008	$14,124	$14,289	$19,180
5/31/2022	$14,001	$18,979	$14,177	$14,327	$19,215
6/30/2022	$12,949	$17,390	$13,348	$13,452	$17,629
7/31/2022	$13,705	$19,010	$14,020	$14,281	$19,254
8/31/2022	$13,394	$18,280	$13,618	$13,805	$18,469
9/30/2022	$12,633	$16,588	$12,755	$12,876	$16,768
10/31/2022	$13,065	$17,919	$13,260	$13,382	$18,126
11/30/2022	$13,614	$18,888	$13,886	$14,020	$19,139
12/31/2022	$13,248	$17,790	$13,492	$13,656	$18,036
1/31/2023	$13,730	$18,982	$14,121	$14,366	$19,169
2/28/2023	$13,459	$18,531	$13,776	$14,051	$18,702
3/31/2023	$13,597	$19,117	$14,004	$14,404	$19,388
4/30/2023	$13,721	$19,354	$14,118	$14,572	$19,691
5/31/2023	$13,531	$19,444	$13,990	$14,464	$19,777
6/30/2023	$13,996	$20,757	$14,480	$14,953	$21,083
7/31/2023	$14,268	$21,471	$14,801	$15,247	$21,761
8/31/2023	$14,121	$21,095	$14,582	$15,062	$21,414
9/30/2023	$13,642	$20,104	$14,099	$14,578	$20,393
10/31/2023	$13,371	$19,618	$13,818	$14,273	$19,964
11/30/2023	$14,298	$21,450	$14,686	$15,263	$21,788
12/31/2023	$14,869	$22,509	$15,313	$15,934	$22,777
1/31/2024	$15,054	$22,823	$15,362	$16,020	$23,160
2/29/2024	$15,581	$24,056	$15,728	$16,337	$24,397
3/31/2024	$16,002	$24,827	$16,126	$16,686	$25,182
4/30/2024	$15,489	$23,770	$15,611	$16,202	$24,153
5/31/2024	$15,953	$24,890	$16,102	$16,691	$25,351
6/30/2024	$16,096	$25,713	$16,319	$16,966	$26,260
7/31/2024	$16,430	$26,088	$16,638	$17,300	$26,580
8/31/2024	$16,869	$26,706	$16,923	$17,650	$27,225
9/30/2024	$17,103	$27,277	$17,189	$17,947	$27,806
10/31/2024	$16,980	$27,086	$16,927	$17,646	$27,554
11/30/2024	$17,720	$28,830	$17,528	$18,188	$29,172
12/31/2024	$17,172	$28,026	$17,046	$17,839	$28,476
1/31/2025	$17,667	$28,919	$17,445	$18,238	$29,269
2/28/2025	$17,629	$28,413	$17,440	$18,290	$28,887
3/31/2025	$17,113	$26,768	$16,990	$17,825	$27,260
4/30/2025	$17,094	$26,609	$16,914	$17,887	$27,075
5/31/2025	$17,589	$28,308	$17,440	$18,450	$28,779
6/30/2025	$18,176	$29,741	$18,013	$19,019	$30,243
7/31/2025	$18,355	$30,402	$18,161	$19,162	$30,921
8/31/2025	$18,696	$31,042	$18,492	$19,521	$31,548
9/30/2025	$19,126	$32,118	$18,878	$19,924	$32,700
10/31/2025	$19,259	$32,811	$19,084	$20,165	$33,465
11/30/2025	$19,382	$32,891	$19,229	$20,255	$33,547

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.38%	7.33%	7.94%
Russell 1000 Index	14.09%	14.53%	8.66%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.84%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.49%
S&P 500 Index	15.00%	15.28%	15.00%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,020,246,742
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,754,386
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020005
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class I
Trading Symbol	LABYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.36%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,790	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,378	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,338	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,844	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,020	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,100	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,128	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,437	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,530	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,607	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,533	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,755	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,941	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,090	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,319	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,309	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,382	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,431	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,481	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,621	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,552	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,757	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,900	$12,851	$11,828	$11,978	$12,882
11/30/2017	$12,057	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,129	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,503	$14,125	$12,440	$12,527	$14,194
2/28/2018	$12,105	$13,607	$12,059	$12,228	$13,671
3/31/2018	$12,034	$13,298	$11,951	$12,104	$13,323
4/30/2018	$12,016	$13,343	$11,972	$12,139	$13,374
5/31/2018	$12,103	$13,684	$12,090	$12,263	$13,696
6/30/2018	$12,059	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,236	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,488	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,562	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,732	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,824	$14,027	$11,985	$12,288	$14,111
12/31/2018	$11,094	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,889	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,263	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,320	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,634	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,214	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,691	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,792	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,627	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,645	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,772	$15,693	$13,045	$13,688	$15,810
11/30/2019	$13,060	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,363	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,323	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,762	$15,404	$12,872	$13,675	$15,483
3/31/2020	$11,115	$13,368	$11,554	$12,425	$13,570
4/30/2020	$12,005	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,721	$15,933	$12,854	$13,803	$16,039
6/30/2020	$13,169	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,747	$17,239	$13,550	$14,582	$17,281
8/31/2020	$14,276	$18,504	$14,004	$15,079	$18,523
9/30/2020	$14,043	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,971	$17,398	$13,521	$14,579	$17,345
11/30/2020	$15,317	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,991	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,942	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,489	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,718	$21,467	$15,729	$16,354	$21,218
4/30/2021	$17,148	$22,623	$16,230	$16,832	$22,350
5/31/2021	$17,331	$22,730	$16,388	$16,946	$22,506
6/30/2021	$17,241	$23,300	$16,537	$17,179	$23,032
7/31/2021	$17,280	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,600	$24,472	$16,948	$17,646	$24,296
9/30/2021	$17,144	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,747	$24,968	$17,013	$17,741	$24,789
11/30/2021	$17,348	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,717	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,839	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,607	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,591	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,611	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,744	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,570	$20,263	$14,659	$15,054	$20,587
7/31/2022	$15,408	$22,150	$15,397	$15,982	$22,485
8/31/2022	$15,056	$21,300	$14,955	$15,449	$21,568
9/30/2022	$14,211	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,683	$20,879	$14,562	$14,975	$21,167
11/30/2022	$15,304	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,889	$20,729	$14,816	$15,282	$21,062
1/31/2023	$15,448	$22,118	$15,508	$16,076	$22,385
2/28/2023	$15,128	$21,592	$15,129	$15,724	$21,839
3/31/2023	$15,283	$22,275	$15,379	$16,119	$22,641
4/30/2023	$15,423	$22,551	$15,504	$16,307	$22,994
5/31/2023	$15,208	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,733	$24,186	$15,902	$16,734	$24,620
7/31/2023	$16,040	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,858	$24,580	$16,014	$16,856	$25,007
9/30/2023	$15,332	$23,425	$15,483	$16,314	$23,814
10/31/2023	$15,026	$22,859	$15,175	$15,972	$23,314
11/30/2023	$16,057	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,702	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,911	$26,594	$16,870	$17,928	$27,046
2/29/2024	$17,507	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,982	$28,928	$17,709	$18,674	$29,406
4/30/2024	$17,403	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,927	$29,002	$17,683	$18,679	$29,604
6/30/2024	$18,089	$29,961	$17,921	$18,986	$30,666
7/31/2024	$18,450	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,947	$31,118	$18,584	$19,752	$31,792
9/30/2024	$19,210	$31,783	$18,876	$20,084	$32,471
10/31/2024	$19,071	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,892	$33,593	$19,249	$20,354	$34,066
12/31/2024	$19,273	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,832	$33,696	$19,158	$20,410	$34,180
2/28/2025	$19,790	$33,107	$19,152	$20,469	$33,734
3/31/2025	$19,206	$31,191	$18,658	$19,947	$31,833
4/30/2025	$19,185	$31,005	$18,574	$20,017	$31,617
5/31/2025	$19,728	$32,984	$19,152	$20,647	$33,607
6/30/2025	$20,391	$34,655	$19,782	$21,284	$35,316
7/31/2025	$20,593	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,979	$36,170	$20,307	$21,846	$36,841
9/30/2025	$21,449	$37,424	$20,731	$22,296	$38,185
10/31/2025	$21,599	$38,232	$20,957	$22,566	$39,079
11/30/2025	$21,754	$38,325	$21,117	$22,668	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	9.36%	7.27%	8.08%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,020,246,742
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,754,386
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020009
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class P
Trading Symbol	LABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.86%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,786	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,370	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,325	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,829	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,002	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,079	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,102	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,408	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,497	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,570	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,493	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,710	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,892	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,037	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,252	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,238	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,306	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,350	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,406	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,532	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,458	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,659	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,796	$12,851	$11,828	$11,978	$12,882
11/30/2017	$11,948	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,016	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,383	$14,125	$12,440	$12,527	$14,194
2/28/2018	$11,983	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,908	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,876	$13,343	$11,972	$12,139	$13,374
5/31/2018	$11,967	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,919	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,091	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,336	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,394	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,576	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,663	$14,027	$11,985	$12,288	$14,111
12/31/2018	$10,937	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,720	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,085	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,138	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,444	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,024	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,493	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,575	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,418	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,432	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,552	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,821	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,127	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,070	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,524	$15,404	$12,872	$13,675	$15,483
3/31/2020	$10,907	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,768	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,458	$15,933	$12,854	$13,803	$16,039
6/30/2020	$12,906	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,459	$17,239	$13,550	$14,582	$17,281
8/31/2020	$13,975	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,739	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,664	$17,398	$13,521	$14,579	$17,345
11/30/2020	$14,982	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,626	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,583	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,115	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,321	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,737	$22,623	$16,230	$16,832	$22,350
5/31/2021	$16,911	$22,730	$16,388	$16,946	$22,506
6/30/2021	$16,816	$23,300	$16,537	$17,179	$23,032
7/31/2021	$16,847	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,154	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,701	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,286	$24,968	$17,013	$17,741	$24,789
11/30/2021	$16,888	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,231	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,379	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,146	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,137	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,159	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,298	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,144	$20,263	$14,659	$15,054	$20,587
7/31/2022	$14,959	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,608	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,778	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,248	$20,879	$14,562	$14,975	$21,167
11/30/2022	$14,833	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,425	$20,729	$14,816	$15,282	$21,062
1/31/2023	$14,949	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,646	$21,592	$15,129	$15,724	$21,839
3/31/2023	$14,791	$22,275	$15,379	$16,119	$22,641
4/30/2023	$14,923	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,708	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,198	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,492	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,323	$24,580	$16,014	$16,856	$25,007
9/30/2023	$14,792	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,503	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,498	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,115	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,296	$26,594	$16,870	$17,928	$27,046
2/29/2024	$16,867	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,322	$28,928	$17,709	$18,674	$29,406
4/30/2024	$16,754	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,240	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,391	$29,961	$17,921	$18,986	$30,666
7/31/2024	$17,749	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,207	$31,118	$18,584	$19,752	$31,792
9/30/2024	$18,456	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,313	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,101	$33,593	$19,249	$20,354	$34,066
12/31/2024	$18,495	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,027	$33,696	$19,158	$20,410	$34,180
2/28/2025	$18,980	$33,107	$19,152	$20,469	$33,734
3/31/2025	$18,410	$31,191	$18,658	$19,947	$31,833
4/30/2025	$18,383	$31,005	$18,574	$20,017	$31,617
5/31/2025	$18,915	$32,984	$19,152	$20,647	$33,607
6/30/2025	$19,533	$34,655	$19,782	$21,284	$35,316
7/31/2025	$19,719	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,068	$36,170	$20,307	$21,846	$36,841
9/30/2025	$20,528	$37,424	$20,731	$22,296	$38,185
10/31/2025	$20,665	$38,232	$20,957	$22,566	$39,079
11/30/2025	$20,793	$38,325	$21,117	$22,668	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	8.86%	6.77%	7.59%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,020,246,742
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,754,386
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054901
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R2
Trading Symbol	BLAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.72%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,779	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,361	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,326	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,826	$9,935	$9,943	$10,032	$9,975
4/30/2016	$9,994	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,068	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,098	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,403	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,489	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,559	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,472	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,693	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,878	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,018	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,236	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,220	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,286	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,326	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,379	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,510	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,427	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,629	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,761	$12,851	$11,828	$11,978	$12,882
11/30/2017	$11,908	$13,243	$11,991	$12,126	$13,277
12/31/2017	$11,982	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,346	$14,125	$12,440	$12,527	$14,194
2/28/2018	$11,946	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,871	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,838	$13,343	$11,972	$12,139	$13,374
5/31/2018	$11,925	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,877	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,042	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,279	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,344	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,528	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,611	$14,027	$11,985	$12,288	$14,111
12/31/2018	$10,885	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,673	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,026	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,087	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,381	$15,122	$12,684	$13,131	$15,179
5/31/2019	$11,962	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,426	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,514	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,350	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,361	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,486	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,755	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,049	$16,756	$13,547	$14,177	$16,878
1/31/2020	$12,993	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,440	$15,404	$12,872	$13,675	$15,483
3/31/2020	$10,832	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,696	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,382	$15,933	$12,854	$13,803	$16,039
6/30/2020	$12,813	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,364	$17,239	$13,550	$14,582	$17,281
8/31/2020	$13,882	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,642	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,557	$17,398	$13,521	$14,579	$17,345
11/30/2020	$14,871	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,512	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,458	$20,102	$15,056	$15,963	$19,782
2/28/2021	$15,979	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,186	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,596	$22,623	$16,230	$16,832	$22,350
5/31/2021	$16,772	$22,730	$16,388	$16,946	$22,506
6/30/2021	$16,679	$23,300	$16,537	$17,179	$23,032
7/31/2021	$16,707	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,012	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,562	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,134	$24,968	$17,013	$17,741	$24,789
11/30/2021	$16,737	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,075	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,232	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,008	$23,522	$16,292	$16,954	$23,659
3/31/2022	$15,983	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,020	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,150	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,005	$20,263	$14,659	$15,054	$20,587
7/31/2022	$14,808	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,458	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,635	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,097	$20,879	$14,562	$14,975	$21,167
11/30/2022	$14,680	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,274	$20,729	$14,816	$15,282	$21,062
1/31/2023	$14,800	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,495	$21,592	$15,129	$15,724	$21,839
3/31/2023	$14,631	$22,275	$15,379	$16,119	$22,641
4/30/2023	$14,755	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,548	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,029	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,320	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,143	$24,580	$16,014	$16,856	$25,007
9/30/2023	$14,621	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,330	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,305	$24,994	$16,128	$17,081	$25,443
12/31/2023	$15,922	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,106	$26,594	$16,870	$17,928	$27,046
2/29/2024	$16,662	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,107	$28,928	$17,709	$18,674	$29,406
4/30/2024	$16,549	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,038	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,179	$29,961	$17,921	$18,986	$30,666
7/31/2024	$17,517	$30,397	$18,272	$19,360	$31,039
8/31/2024	$17,979	$31,118	$18,584	$19,752	$31,792
9/30/2024	$18,213	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,089	$31,561	$18,589	$19,748	$32,177
11/30/2024	$18,849	$33,593	$19,249	$20,354	$34,066
12/31/2024	$18,257	$32,657	$18,720	$19,964	$33,254
1/31/2025	$18,774	$33,696	$19,158	$20,410	$34,180
2/28/2025	$18,726	$33,107	$19,152	$20,469	$33,734
3/31/2025	$18,154	$31,191	$18,658	$19,947	$31,833
4/30/2025	$18,140	$31,005	$18,574	$20,017	$31,617
5/31/2025	$18,643	$32,984	$19,152	$20,647	$33,607
6/30/2025	$19,255	$34,655	$19,782	$21,284	$35,316
7/31/2025	$19,443	$35,425	$19,944	$21,444	$36,109
8/31/2025	$19,786	$36,170	$20,307	$21,846	$36,841
9/30/2025	$20,234	$37,424	$20,731	$22,296	$38,185
10/31/2025	$20,360	$38,232	$20,957	$22,566	$39,079
11/30/2025	$20,494	$38,325	$21,117	$22,668	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.72%	6.62%	7.44%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,020,246,742
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,754,386
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054902
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R3
Trading Symbol	BLARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.76%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,786	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,370	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,326	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,829	$9,935	$9,943	$10,032	$9,975
4/30/2016	$9,991	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,077	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,100	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,404	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,493	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,566	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,488	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,705	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,886	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,030	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,244	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,229	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,307	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,341	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,397	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,532	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,448	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,647	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,784	$12,851	$11,828	$11,978	$12,882
11/30/2017	$11,935	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,002	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,377	$14,125	$12,440	$12,527	$14,194
2/28/2018	$11,978	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,903	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,871	$13,343	$11,972	$12,139	$13,374
5/31/2018	$11,961	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,913	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,073	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,327	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,385	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,570	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,656	$14,027	$11,985	$12,288	$14,111
12/31/2018	$10,931	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,722	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,075	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,127	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,431	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,012	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,479	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,572	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,404	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,417	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,547	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,814	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,107	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,050	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,506	$15,404	$12,872	$13,675	$15,483
3/31/2020	$10,895	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,752	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,450	$15,933	$12,854	$13,803	$16,039
6/30/2020	$12,884	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,445	$17,239	$13,550	$14,582	$17,281
8/31/2020	$13,958	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,723	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,647	$17,398	$13,521	$14,579	$17,345
11/30/2020	$14,959	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,599	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,556	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,084	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,288	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,702	$22,623	$16,230	$16,832	$22,350
5/31/2021	$16,874	$22,730	$16,388	$16,946	$22,506
6/30/2021	$16,790	$23,300	$16,537	$17,179	$23,032
7/31/2021	$16,821	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,126	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,674	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,255	$24,968	$17,013	$17,741	$24,789
11/30/2021	$16,847	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,199	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,338	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,121	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,097	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,125	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,262	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,115	$20,263	$14,659	$15,054	$20,587
7/31/2022	$14,923	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,575	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,749	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,202	$20,879	$14,562	$14,975	$21,167
11/30/2022	$14,796	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,389	$20,729	$14,816	$15,282	$21,062
1/31/2023	$14,909	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,609	$21,592	$15,129	$15,724	$21,839
3/31/2023	$14,752	$22,275	$15,379	$16,119	$22,641
4/30/2023	$14,882	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,668	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,155	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,445	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,277	$24,580	$16,014	$16,856	$25,007
9/30/2023	$14,749	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,462	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,451	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,066	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,260	$26,594	$16,870	$17,928	$27,046
2/29/2024	$16,812	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,264	$28,928	$17,709	$18,674	$29,406
4/30/2024	$16,698	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,195	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,344	$29,961	$17,921	$18,986	$30,666
7/31/2024	$17,684	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,153	$31,118	$18,584	$19,752	$31,792
9/30/2024	$18,399	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,257	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,038	$33,593	$19,249	$20,354	$34,066
12/31/2024	$18,436	$32,657	$18,720	$19,964	$33,254
1/31/2025	$18,963	$33,696	$19,158	$20,410	$34,180
2/28/2025	$18,915	$33,107	$19,152	$20,469	$33,734
3/31/2025	$18,349	$31,191	$18,658	$19,947	$31,833
4/30/2025	$18,321	$31,005	$18,574	$20,017	$31,617
5/31/2025	$18,848	$32,984	$19,152	$20,647	$33,607
6/30/2025	$19,460	$34,655	$19,782	$21,284	$35,316
7/31/2025	$19,644	$35,425	$19,944	$21,444	$36,109
8/31/2025	$19,989	$36,170	$20,307	$21,846	$36,841
9/30/2025	$20,445	$37,424	$20,731	$22,296	$38,185
10/31/2025	$20,579	$38,232	$20,957	$22,566	$39,079
11/30/2025	$20,706	$38,325	$21,117	$22,668	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.76%	6.72%	7.55%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,020,246,742
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,754,386
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R4
Trading Symbol	BLASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.09%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,789	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,375	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,333	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,837	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,011	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,089	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,124	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,430	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,521	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,596	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,520	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,739	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,923	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,069	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,286	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,275	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,356	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,392	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,450	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,578	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,506	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,709	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,849	$12,851	$11,828	$11,978	$12,882
11/30/2017	$12,003	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,072	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,452	$14,125	$12,440	$12,527	$14,194
2/28/2018	$12,044	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,971	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,951	$13,343	$11,972	$12,139	$13,374
5/31/2018	$12,035	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,989	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,163	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,421	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,481	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,664	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,743	$14,027	$11,985	$12,288	$14,111
12/31/2018	$11,016	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,814	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,172	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,237	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,535	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,116	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,599	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,684	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,529	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,533	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,667	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,939	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,248	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,194	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,636	$15,404	$12,872	$13,675	$15,483
3/31/2020	$11,003	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,881	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,587	$15,933	$12,854	$13,803	$16,039
6/30/2020	$13,029	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,598	$17,239	$13,550	$14,582	$17,281
8/31/2020	$14,130	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,884	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,811	$17,398	$13,521	$14,579	$17,345
11/30/2020	$15,150	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,800	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,749	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,298	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,508	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,929	$22,623	$16,230	$16,832	$22,350
5/31/2021	$17,107	$22,730	$16,388	$16,946	$22,506
6/30/2021	$17,014	$23,300	$16,537	$17,179	$23,032
7/31/2021	$17,061	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,361	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,907	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,499	$24,968	$17,013	$17,741	$24,789
11/30/2021	$17,101	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,462	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,593	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,362	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,341	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,374	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,501	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,342	$20,263	$14,659	$15,054	$20,587
7/31/2022	$15,164	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,814	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,980	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,456	$20,879	$14,562	$14,975	$21,167
11/30/2022	$15,048	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,638	$20,729	$14,816	$15,282	$21,062
1/31/2023	$15,184	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,881	$21,592	$15,129	$15,724	$21,839
3/31/2023	$15,015	$22,275	$15,379	$16,119	$22,641
4/30/2023	$15,150	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,951	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,448	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,747	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,579	$24,580	$16,014	$16,856	$25,007
9/30/2023	$15,046	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,742	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,750	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,395	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,581	$26,594	$16,870	$17,928	$27,046
2/29/2024	$17,162	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,625	$28,928	$17,709	$18,674	$29,406
4/30/2024	$17,053	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,563	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,718	$29,961	$17,921	$18,986	$30,666
7/31/2024	$18,068	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,551	$31,118	$18,584	$19,752	$31,792
9/30/2024	$18,805	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,664	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,465	$33,593	$19,249	$20,354	$34,066
12/31/2024	$18,854	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,396	$33,696	$19,158	$20,410	$34,180
2/28/2025	$19,351	$33,107	$19,152	$20,469	$33,734
3/31/2025	$18,777	$31,191	$18,658	$19,947	$31,833
4/30/2025	$18,752	$31,005	$18,574	$20,017	$31,617
5/31/2025	$19,295	$32,984	$19,152	$20,647	$33,607
6/30/2025	$19,923	$34,655	$19,782	$21,284	$35,316
7/31/2025	$20,116	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,488	$36,170	$20,307	$21,846	$36,841
9/30/2025	$20,959	$37,424	$20,731	$22,296	$38,185
10/31/2025	$21,085	$38,232	$20,957	$22,566	$39,079
11/30/2025	$21,233	$38,325	$21,117	$22,668	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	9.09%	6.98%	7.82%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,020,246,742
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,754,386
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R5
Trading Symbol	BLATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.33%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,790	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,378	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,337	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,844	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,019	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,100	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,137	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,445	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,538	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,616	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,537	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,769	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,954	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,094	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,323	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,313	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,386	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,434	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,495	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,625	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,555	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,761	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,903	$12,851	$11,828	$11,978	$12,882
11/30/2017	$12,060	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,132	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,516	$14,125	$12,440	$12,527	$14,194
2/28/2018	$12,108	$13,607	$12,059	$12,228	$13,671
3/31/2018	$12,037	$13,298	$11,951	$12,104	$13,323
4/30/2018	$12,019	$13,343	$11,972	$12,139	$13,374
5/31/2018	$12,106	$13,684	$12,090	$12,263	$13,696
6/30/2018	$12,062	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,239	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,501	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,564	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,735	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,837	$14,027	$11,985	$12,288	$14,111
12/31/2018	$11,098	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,904	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,266	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,334	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,648	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,218	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,705	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,795	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,641	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,647	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,786	$15,693	$13,045	$13,688	$15,810
11/30/2019	$13,073	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,376	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,325	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,776	$15,404	$12,872	$13,675	$15,483
3/31/2020	$11,130	$13,368	$11,554	$12,425	$13,570
4/30/2020	$12,019	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,723	$15,933	$12,854	$13,803	$16,039
6/30/2020	$13,183	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,761	$17,239	$13,550	$14,582	$17,281
8/31/2020	$14,289	$18,504	$14,004	$15,079	$18,523
9/30/2020	$14,056	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,984	$17,398	$13,521	$14,579	$17,345
11/30/2020	$15,341	$19,447	$14,616	$15,651	$19,244
12/31/2020	$16,002	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,953	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,512	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,728	$21,467	$15,729	$16,354	$21,218
4/30/2021	$17,158	$22,623	$16,230	$16,832	$22,350
5/31/2021	$17,353	$22,730	$16,388	$16,946	$22,506
6/30/2021	$17,263	$23,300	$16,537	$17,179	$23,032
7/31/2021	$17,302	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,621	$24,472	$16,948	$17,646	$24,296
9/30/2021	$17,166	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,769	$24,968	$17,013	$17,741	$24,789
11/30/2021	$17,357	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,724	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,847	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,630	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,614	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,621	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,768	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,580	$20,263	$14,659	$15,054	$20,587
7/31/2022	$15,418	$22,150	$15,397	$15,982	$22,485
8/31/2022	$15,081	$21,300	$14,955	$15,449	$21,568
9/30/2022	$14,222	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,709	$20,879	$14,562	$14,975	$21,167
11/30/2022	$15,328	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,900	$20,729	$14,816	$15,282	$21,062
1/31/2023	$15,458	$22,118	$15,508	$16,076	$22,385
2/28/2023	$15,152	$21,592	$15,129	$15,724	$21,839
3/31/2023	$15,292	$22,275	$15,379	$16,119	$22,641
4/30/2023	$15,447	$22,551	$15,504	$16,307	$22,994
5/31/2023	$15,233	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,742	$24,186	$15,902	$16,734	$24,620
7/31/2023	$16,048	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,882	$24,580	$16,014	$16,856	$25,007
9/30/2023	$15,342	$23,425	$15,483	$16,314	$23,814
10/31/2023	$15,036	$22,859	$15,175	$15,972	$23,314
11/30/2023	$16,081	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,725	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,934	$26,594	$16,870	$17,928	$27,046
2/29/2024	$17,528	$28,030	$17,272	$18,283	$28,490
3/31/2024	$18,004	$28,928	$17,709	$18,674	$29,406
4/30/2024	$17,425	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,948	$29,002	$17,683	$18,679	$29,604
6/30/2024	$18,110	$29,961	$17,921	$18,986	$30,666
7/31/2024	$18,471	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,967	$31,118	$18,584	$19,752	$31,792
9/30/2024	$19,230	$31,783	$18,876	$20,084	$32,471
10/31/2024	$19,091	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,911	$33,593	$19,249	$20,354	$34,066
12/31/2024	$19,292	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,851	$33,696	$19,158	$20,410	$34,180
2/28/2025	$19,808	$33,107	$19,152	$20,469	$33,734
3/31/2025	$19,225	$31,191	$18,658	$19,947	$31,833
4/30/2025	$19,204	$31,005	$18,574	$20,017	$31,617
5/31/2025	$19,763	$32,984	$19,152	$20,647	$33,607
6/30/2025	$20,425	$34,655	$19,782	$21,284	$35,316
7/31/2025	$20,626	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,995	$36,170	$20,307	$21,846	$36,841
9/30/2025	$21,480	$37,424	$20,731	$22,296	$38,185
10/31/2025	$21,630	$38,232	$20,957	$22,566	$39,079
11/30/2025	$21,770	$38,325	$21,117	$22,668	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	9.33%	7.25%	8.09%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,020,246,742
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,754,386
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156637
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R6
Trading Symbol	BLAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.39%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,791	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,379	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,338	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,845	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,012	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,092	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,130	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,438	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,532	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,600	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,526	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,758	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,944	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,094	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,313	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,313	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,386	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,435	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,486	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,626	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,557	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,763	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,905	$12,851	$11,828	$11,978	$12,882
11/30/2017	$12,063	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,135	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,509	$14,125	$12,440	$12,527	$14,194
2/28/2018	$12,111	$13,607	$12,059	$12,228	$13,671
3/31/2018	$12,040	$13,298	$11,951	$12,104	$13,323
4/30/2018	$12,023	$13,343	$11,972	$12,139	$13,374
5/31/2018	$12,110	$13,684	$12,090	$12,263	$13,696
6/30/2018	$12,076	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,244	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,506	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,570	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,750	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,842	$14,027	$11,985	$12,288	$14,111
12/31/2018	$11,101	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,908	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,271	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,340	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,655	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,234	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,712	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,802	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,648	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,666	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,793	$15,693	$13,045	$13,688	$15,810
11/30/2019	$13,082	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,385	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,345	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,785	$15,404	$12,872	$13,675	$15,483
3/31/2020	$11,136	$13,368	$11,554	$12,425	$13,570
4/30/2020	$12,027	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,744	$15,933	$12,854	$13,803	$16,039
6/30/2020	$13,205	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,772	$17,239	$13,550	$14,582	$17,281
8/31/2020	$14,314	$18,504	$14,004	$15,079	$18,523
9/30/2020	$14,080	$17,828	$13,704	$14,787	$17,819
10/31/2020	$14,009	$17,398	$13,521	$14,579	$17,345
11/30/2020	$15,368	$19,447	$14,616	$15,651	$19,244
12/31/2020	$16,031	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,995	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,543	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,760	$21,467	$15,729	$16,354	$21,218
4/30/2021	$17,203	$22,623	$16,230	$16,832	$22,350
5/31/2021	$17,386	$22,730	$16,388	$16,946	$22,506
6/30/2021	$17,297	$23,300	$16,537	$17,179	$23,032
7/31/2021	$17,336	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,657	$24,472	$16,948	$17,646	$24,296
9/30/2021	$17,201	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,805	$24,968	$17,013	$17,741	$24,789
11/30/2021	$17,406	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,776	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,897	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,666	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,664	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,670	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,803	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,628	$20,263	$14,659	$15,054	$20,587
7/31/2022	$15,468	$22,150	$15,397	$15,982	$22,485
8/31/2022	$15,116	$21,300	$14,955	$15,449	$21,568
9/30/2022	$14,270	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,758	$20,879	$14,562	$14,975	$21,167
11/30/2022	$15,365	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,950	$20,729	$14,816	$15,282	$21,062
1/31/2023	$15,510	$22,118	$15,508	$16,076	$22,385
2/28/2023	$15,204	$21,592	$15,129	$15,724	$21,839
3/31/2023	$15,345	$22,275	$15,379	$16,119	$22,641
4/30/2023	$15,501	$22,551	$15,504	$16,307	$22,994
5/31/2023	$15,286	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,797	$24,186	$15,902	$16,734	$24,620
7/31/2023	$16,119	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,938	$24,580	$16,014	$16,856	$25,007
9/30/2023	$15,396	$23,425	$15,483	$16,314	$23,814
10/31/2023	$15,105	$22,859	$15,175	$15,972	$23,314
11/30/2023	$16,137	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,799	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,992	$26,594	$16,870	$17,928	$27,046
2/29/2024	$17,588	$28,030	$17,272	$18,283	$28,490
3/31/2024	$18,080	$28,928	$17,709	$18,674	$29,406
4/30/2024	$17,500	$27,697	$17,144	$18,131	$28,205
5/31/2024	$18,025	$29,002	$17,683	$18,679	$29,604
6/30/2024	$18,187	$29,961	$17,921	$18,986	$30,666
7/31/2024	$18,549	$30,397	$18,272	$19,360	$31,039
8/31/2024	$19,061	$31,118	$18,584	$19,752	$31,792
9/30/2024	$19,309	$31,783	$18,876	$20,084	$32,471
10/31/2024	$19,186	$31,561	$18,589	$19,748	$32,177
11/30/2024	$20,008	$33,593	$19,249	$20,354	$34,066
12/31/2024	$19,387	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,947	$33,696	$19,158	$20,410	$34,180
2/28/2025	$19,905	$33,107	$19,152	$20,469	$33,734
3/31/2025	$19,321	$31,191	$18,658	$19,947	$31,833
4/30/2025	$19,300	$31,005	$18,574	$20,017	$31,617
5/31/2025	$19,859	$32,984	$19,152	$20,647	$33,607
6/30/2025	$20,523	$34,655	$19,782	$21,284	$35,316
7/31/2025	$20,725	$35,425	$19,944	$21,444	$36,109
8/31/2025	$21,111	$36,170	$20,307	$21,846	$36,841
9/30/2025	$21,582	$37,424	$20,731	$22,296	$38,185
10/31/2025	$21,747	$38,232	$20,957	$22,566	$39,079
11/30/2025	$21,887	$38,325	$21,117	$22,668	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	9.39%	7.33%	8.15%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,020,246,742
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,754,386
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020010
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	ISFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.34%, reflecting performance at the net asset value (NAV) of Class A shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,774	$10,000	$10,000	$10,000
12/31/2015	$9,608	$9,854	$9,872	$9,968
1/31/2016	$9,362	$9,652	$9,716	$10,105
2/29/2016	$9,324	$9,653	$9,740	$10,177
3/31/2016	$9,657	$10,032	$10,088	$10,270
4/30/2016	$9,819	$10,151	$10,248	$10,309
5/31/2016	$9,870	$10,198	$10,295	$10,312
6/30/2016	$9,928	$10,299	$10,377	$10,497
7/31/2016	$10,155	$10,514	$10,604	$10,564
8/31/2016	$10,264	$10,541	$10,661	$10,552
9/30/2016	$10,323	$10,566	$10,691	$10,545
10/31/2016	$10,313	$10,448	$10,599	$10,465
11/30/2016	$10,369	$10,447	$10,538	$10,217
12/31/2016	$10,500	$10,571	$10,672	$10,232
1/31/2017	$10,649	$10,699	$10,792	$10,252
2/28/2017	$10,787	$10,877	$10,965	$10,321
3/31/2017	$10,808	$10,898	$10,990	$10,315
4/30/2017	$10,893	$10,994	$11,111	$10,395
5/31/2017	$10,952	$11,090	$11,245	$10,475
6/30/2017	$10,981	$11,117	$11,257	$10,464
7/31/2017	$11,101	$11,254	$11,388	$10,509
8/31/2017	$11,085	$11,289	$11,440	$10,603
9/30/2017	$11,213	$11,393	$11,519	$10,553
10/31/2017	$11,336	$11,474	$11,604	$10,559
11/30/2017	$11,421	$11,563	$11,673	$10,546
12/31/2017	$11,463	$11,647	$11,750	$10,594
1/31/2018	$11,732	$11,843	$11,896	$10,472
2/28/2018	$11,487	$11,564	$11,677	$10,373
3/31/2018	$11,435	$11,518	$11,620	$10,439
4/30/2018	$11,435	$11,516	$11,636	$10,362
5/31/2018	$11,529	$11,585	$11,707	$10,435
6/30/2018	$11,491	$11,572	$11,712	$10,423
7/31/2018	$11,574	$11,737	$11,856	$10,425
8/31/2018	$11,766	$11,805	$11,971	$10,492
9/30/2018	$11,812	$11,794	$11,973	$10,425
10/31/2018	$11,196	$11,383	$11,617	$10,342
11/30/2018	$11,217	$11,468	$11,668	$10,404
12/31/2018	$10,729	$11,136	$11,432	$10,595
1/31/2019	$11,330	$11,613	$11,884	$10,708
2/28/2019	$11,593	$11,777	$12,042	$10,701
3/31/2019	$11,622	$11,926	$12,227	$10,907
4/30/2019	$11,847	$12,098	$12,405	$10,910
5/31/2019	$11,598	$11,889	$12,249	$11,103
6/30/2019	$11,926	$12,262	$12,638	$11,243
7/31/2019	$11,984	$12,308	$12,690	$11,268
8/31/2019	$11,862	$12,321	$12,772	$11,560
9/30/2019	$11,882	$12,399	$12,832	$11,498
10/31/2019	$11,997	$12,507	$12,958	$11,533
11/30/2019	$12,171	$12,624	$13,077	$11,527
12/31/2019	$12,431	$12,821	$13,259	$11,519
1/31/2020	$12,384	$12,847	$13,349	$11,740
2/29/2020	$12,057	$12,475	$13,067	$11,952
3/31/2020	$10,754	$11,371	$12,130	$11,881
4/30/2020	$11,329	$11,984	$12,742	$12,093
5/31/2020	$11,820	$12,333	$13,104	$12,149
6/30/2020	$12,181	$12,512	$13,275	$12,225
7/31/2020	$12,623	$12,893	$13,709	$12,408
8/31/2020	$12,955	$13,143	$13,965	$12,308
9/30/2020	$12,796	$12,972	$13,787	$12,301
10/31/2020	$12,740	$12,848	$13,654	$12,246
11/30/2020	$13,671	$13,596	$14,384	$12,366
12/31/2020	$14,148	$13,903	$14,651	$12,383
1/31/2021	$14,128	$13,865	$14,578	$12,295
2/28/2021	$14,454	$13,997	$14,613	$12,117
3/31/2021	$14,602	$14,176	$14,683	$11,966
4/30/2021	$14,872	$14,500	$14,979	$12,060
5/31/2021	$15,063	$14,642	$15,076	$12,100
6/30/2021	$14,965	$14,724	$15,234	$12,185
7/31/2021	$14,989	$14,836	$15,399	$12,321
8/31/2021	$15,182	$14,974	$15,524	$12,297
9/30/2021	$14,880	$14,678	$15,278	$12,191
10/31/2021	$15,244	$14,980	$15,519	$12,188
11/30/2021	$14,961	$14,787	$15,386	$12,224
12/31/2021	$15,214	$15,104	$15,644	$12,192
1/31/2022	$14,638	$14,688	$15,133	$11,930
2/28/2022	$14,451	$14,460	$14,914	$11,797
3/31/2022	$14,363	$14,424	$14,805	$11,469
4/30/2022	$13,674	$13,765	$14,060	$11,034
5/31/2022	$13,753	$13,807	$14,117	$11,105
6/30/2022	$12,862	$13,124	$13,410	$10,931
7/31/2022	$13,474	$13,670	$14,076	$11,198
8/31/2022	$13,198	$13,318	$13,639	$10,881
9/30/2022	$12,576	$12,533	$12,857	$10,411
10/31/2022	$12,809	$12,840	$13,150	$10,276
11/30/2022	$13,281	$13,428	$13,719	$10,654
12/31/2022	$13,038	$13,176	$13,508	$10,606
1/31/2023	$13,475	$13,731	$14,118	$10,932
2/28/2023	$13,210	$13,404	$13,812	$10,650
3/31/2023	$13,375	$13,607	$14,132	$10,920
4/30/2023	$13,474	$13,718	$14,281	$10,987
5/31/2023	$13,283	$13,526	$14,132	$10,867
6/30/2023	$13,541	$13,836	$14,423	$10,828
7/31/2023	$13,715	$14,050	$14,616	$10,821
8/31/2023	$13,593	$13,863	$14,478	$10,751
9/30/2023	$13,218	$13,471	$14,086	$10,478
10/31/2023	$12,989	$13,219	$13,817	$10,313
11/30/2023	$13,693	$13,961	$14,643	$10,780
12/31/2023	$14,215	$14,522	$15,253	$11,193
1/31/2024	$14,303	$14,540	$15,286	$11,162
2/29/2024	$14,565	$14,694	$15,394	$11,004
3/31/2024	$14,873	$14,996	$15,655	$11,106
4/30/2024	$14,479	$14,600	$15,267	$10,825
5/31/2024	$14,820	$14,965	$15,632	$11,009
6/30/2024	$14,908	$15,105	$15,815	$11,113
7/31/2024	$15,211	$15,435	$16,151	$11,373
8/31/2024	$15,585	$15,696	$16,450	$11,536
9/30/2024	$15,779	$15,928	$16,702	$11,690
10/31/2024	$15,572	$15,628	$16,379	$11,401
11/30/2024	$16,020	$16,034	$16,706	$11,521
12/31/2024	$15,629	$15,646	$16,435	$11,332
1/31/2025	$15,951	$15,934	$16,722	$11,393
2/28/2025	$16,059	$16,039	$16,889	$11,643
3/31/2025	$15,790	$15,760	$16,646	$11,648
4/30/2025	$15,798	$15,673	$16,735	$11,693
5/31/2025	$16,056	$15,991	$17,044	$11,610
6/30/2025	$16,486	$16,433	$17,452	$11,788
7/31/2025	$16,554	$16,525	$17,502	$11,757
8/31/2025	$16,832	$16,835	$17,798	$11,898
9/30/2025	$17,132	$17,130	$18,078	$12,028
10/31/2025	$17,255	$17,264	$18,238	$12,103
11/30/2025	$17,356	$17,404	$18,332	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	8.34%	4.89%	5.91%
Class A with sales charge	5.90%	4.41%	5.67%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 793,959,563
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 689,853
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020012
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	ISFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.56%, reflecting performance at the net asset value (NAV) of Class C shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,820	$9,854	$9,872	$9,968
1/31/2016	$9,565	$9,652	$9,716	$10,105
2/29/2016	$9,522	$9,653	$9,740	$10,177
3/31/2016	$9,857	$10,032	$10,088	$10,270
4/30/2016	$10,014	$10,151	$10,248	$10,309
5/31/2016	$10,060	$10,198	$10,295	$10,312
6/30/2016	$10,119	$10,299	$10,377	$10,497
7/31/2016	$10,341	$10,514	$10,604	$10,564
8/31/2016	$10,443	$10,541	$10,661	$10,552
9/30/2016	$10,503	$10,566	$10,691	$10,545
10/31/2016	$10,480	$10,448	$10,599	$10,465
11/30/2016	$10,536	$10,447	$10,538	$10,217
12/31/2016	$10,661	$10,571	$10,672	$10,232
1/31/2017	$10,802	$10,699	$10,792	$10,252
2/28/2017	$10,934	$10,877	$10,965	$10,321
3/31/2017	$10,948	$10,898	$10,990	$10,315
4/30/2017	$11,026	$10,994	$11,111	$10,395
5/31/2017	$11,086	$11,090	$11,245	$10,475
6/30/2017	$11,107	$11,117	$11,257	$10,464
7/31/2017	$11,220	$11,254	$11,388	$10,509
8/31/2017	$11,196	$11,289	$11,440	$10,603
9/30/2017	$11,318	$11,393	$11,519	$10,553
10/31/2017	$11,432	$11,474	$11,604	$10,559
11/30/2017	$11,510	$11,563	$11,673	$10,546
12/31/2017	$11,544	$11,647	$11,750	$10,594
1/31/2018	$11,811	$11,843	$11,896	$10,472
2/28/2018	$11,553	$11,564	$11,677	$10,373
3/31/2018	$11,502	$11,518	$11,620	$10,439
4/30/2018	$11,496	$11,516	$11,636	$10,362
5/31/2018	$11,573	$11,585	$11,707	$10,435
6/30/2018	$11,528	$11,572	$11,712	$10,423
7/31/2018	$11,609	$11,737	$11,856	$10,425
8/31/2018	$11,792	$11,805	$11,971	$10,492
9/30/2018	$11,831	$11,794	$11,973	$10,425
10/31/2018	$11,207	$11,383	$11,617	$10,342
11/30/2018	$11,221	$11,468	$11,668	$10,404
12/31/2018	$10,725	$11,136	$11,432	$10,595
1/31/2019	$11,326	$11,613	$11,884	$10,708
2/28/2019	$11,570	$11,777	$12,042	$10,701
3/31/2019	$11,599	$11,926	$12,227	$10,907
4/30/2019	$11,812	$12,098	$12,405	$10,910
5/31/2019	$11,560	$11,889	$12,249	$11,103
6/30/2019	$11,876	$12,262	$12,638	$11,243
7/31/2019	$11,932	$12,308	$12,690	$11,268
8/31/2019	$11,805	$12,321	$12,772	$11,560
9/30/2019	$11,818	$12,399	$12,832	$11,498
10/31/2019	$11,921	$12,507	$12,958	$11,533
11/30/2019	$12,085	$12,624	$13,077	$11,527
12/31/2019	$12,331	$12,821	$13,259	$11,519
1/31/2020	$12,277	$12,847	$13,349	$11,740
2/29/2020	$11,950	$12,475	$13,067	$11,952
3/31/2020	$10,647	$11,371	$12,130	$11,881
4/30/2020	$11,217	$11,984	$12,742	$12,093
5/31/2020	$11,697	$12,333	$13,104	$12,149
6/30/2020	$12,040	$12,512	$13,275	$12,225
7/31/2020	$12,468	$12,893	$13,709	$12,408
8/31/2020	$12,791	$13,143	$13,965	$12,308
9/30/2020	$12,628	$12,972	$13,787	$12,301
10/31/2020	$12,565	$12,848	$13,654	$12,246
11/30/2020	$13,471	$13,596	$14,384	$12,366
12/31/2020	$13,939	$13,903	$14,651	$12,383
1/31/2021	$13,902	$13,865	$14,578	$12,295
2/28/2021	$14,226	$13,997	$14,613	$12,117
3/31/2021	$14,359	$14,176	$14,683	$11,966
4/30/2021	$14,611	$14,500	$14,979	$12,060
5/31/2021	$14,787	$14,642	$15,076	$12,100
6/30/2021	$14,690	$14,724	$15,234	$12,185
7/31/2021	$14,704	$14,836	$15,399	$12,321
8/31/2021	$14,880	$14,974	$15,524	$12,297
9/30/2021	$14,571	$14,678	$15,278	$12,191
10/31/2021	$14,921	$14,980	$15,519	$12,188
11/30/2021	$14,638	$14,787	$15,386	$12,224
12/31/2021	$14,872	$15,104	$15,644	$12,192
1/31/2022	$14,301	$14,688	$15,133	$11,930
2/28/2022	$14,105	$14,460	$14,914	$11,797
3/31/2022	$14,009	$14,424	$14,805	$11,469
4/30/2022	$13,331	$13,765	$14,060	$11,034
5/31/2022	$13,399	$13,807	$14,117	$11,105
6/30/2022	$12,528	$13,124	$13,410	$10,931
7/31/2022	$13,123	$13,670	$14,076	$11,198
8/31/2022	$12,840	$13,318	$13,639	$10,881
9/30/2022	$12,229	$12,533	$12,857	$10,411
10/31/2022	$12,444	$12,840	$13,150	$10,276
11/30/2022	$12,893	$13,428	$13,719	$10,654
12/31/2022	$12,645	$13,176	$13,508	$10,606
1/31/2023	$13,069	$13,731	$14,118	$10,932
2/28/2023	$12,801	$13,404	$13,812	$10,650
3/31/2023	$12,948	$13,607	$14,132	$10,920
4/30/2023	$13,043	$13,718	$14,281	$10,987
5/31/2023	$12,853	$13,526	$14,132	$10,867
6/30/2023	$13,088	$13,836	$14,423	$10,828
7/31/2023	$13,254	$14,050	$14,616	$10,821
8/31/2023	$13,119	$13,863	$14,478	$10,751
9/30/2023	$12,747	$13,471	$14,086	$10,478
10/31/2023	$12,530	$13,219	$13,817	$10,313
11/30/2023	$13,196	$13,961	$14,643	$10,780
12/31/2023	$13,691	$14,522	$15,253	$11,193
1/31/2024	$13,763	$14,540	$15,286	$11,162
2/29/2024	$14,002	$14,694	$15,394	$11,004
3/31/2024	$14,293	$14,996	$15,655	$11,106
4/30/2024	$13,903	$14,600	$15,267	$10,825
5/31/2024	$14,223	$14,965	$15,632	$11,009
6/30/2024	$14,306	$15,105	$15,815	$11,113
7/31/2024	$14,581	$15,435	$16,151	$11,373
8/31/2024	$14,932	$15,696	$16,450	$11,536
9/30/2024	$15,115	$15,928	$16,702	$11,690
10/31/2024	$14,900	$15,628	$16,379	$11,401
11/30/2024	$15,320	$16,034	$16,706	$11,521
12/31/2024	$14,935	$15,646	$16,435	$11,332
1/31/2025	$15,235	$15,934	$16,722	$11,393
2/28/2025	$15,335	$16,039	$16,889	$11,643
3/31/2025	$15,065	$15,760	$16,646	$11,648
4/30/2025	$15,062	$15,673	$16,735	$11,693
5/31/2025	$15,302	$15,991	$17,044	$11,610
6/30/2025	$15,694	$16,433	$17,452	$11,788
7/31/2025	$15,755	$16,525	$17,502	$11,757
8/31/2025	$16,004	$16,835	$17,798	$11,898
9/30/2025	$16,282	$17,130	$18,078	$12,028
10/31/2025	$16,384	$17,264	$18,238	$12,103
11/30/2025	$16,479	$17,404	$18,332	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	7.56%	4.11%	5.12%
Class C with sales charge	6.56%	4.11%	5.12%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 793,959,563
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 689,853
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054903
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	LIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.50%, reflecting performance at the net asset value (NAV) of Class F shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,832	$9,854	$9,872	$9,968
1/31/2016	$9,580	$9,652	$9,716	$10,105
2/29/2016	$9,550	$9,653	$9,740	$10,177
3/31/2016	$9,885	$10,032	$10,088	$10,270
4/30/2016	$10,059	$10,151	$10,248	$10,309
5/31/2016	$10,113	$10,198	$10,295	$10,312
6/30/2016	$10,174	$10,299	$10,377	$10,497
7/31/2016	$10,408	$10,514	$10,604	$10,564
8/31/2016	$10,520	$10,541	$10,661	$10,552
9/30/2016	$10,582	$10,566	$10,691	$10,545
10/31/2016	$10,574	$10,448	$10,599	$10,465
11/30/2016	$10,632	$10,447	$10,538	$10,217
12/31/2016	$10,768	$10,571	$10,672	$10,232
1/31/2017	$10,915	$10,699	$10,792	$10,252
2/28/2017	$11,057	$10,877	$10,965	$10,321
3/31/2017	$11,089	$10,898	$10,990	$10,315
4/30/2017	$11,177	$10,994	$11,111	$10,395
5/31/2017	$11,239	$11,090	$11,245	$10,475
6/30/2017	$11,270	$11,117	$11,257	$10,464
7/31/2017	$11,394	$11,254	$11,388	$10,509
8/31/2017	$11,379	$11,289	$11,440	$10,603
9/30/2017	$11,513	$11,393	$11,519	$10,553
10/31/2017	$11,632	$11,474	$11,604	$10,559
11/30/2017	$11,729	$11,563	$11,673	$10,546
12/31/2017	$11,774	$11,647	$11,750	$10,594
1/31/2018	$12,051	$11,843	$11,896	$10,472
2/28/2018	$11,793	$11,564	$11,677	$10,373
3/31/2018	$11,749	$11,518	$11,620	$10,439
4/30/2018	$11,750	$11,516	$11,636	$10,362
5/31/2018	$11,841	$11,585	$11,707	$10,435
6/30/2018	$11,803	$11,572	$11,712	$10,423
7/31/2018	$11,897	$11,737	$11,856	$10,425
8/31/2018	$12,097	$11,805	$11,971	$10,492
9/30/2018	$12,146	$11,794	$11,973	$10,425
10/31/2018	$11,506	$11,383	$11,617	$10,342
11/30/2018	$11,537	$11,468	$11,668	$10,404
12/31/2018	$11,036	$11,136	$11,432	$10,595
1/31/2019	$11,656	$11,613	$11,884	$10,708
2/28/2019	$11,920	$11,777	$12,042	$10,701
3/31/2019	$11,959	$11,926	$12,227	$10,907
4/30/2019	$12,192	$12,098	$12,405	$10,910
5/31/2019	$11,938	$11,889	$12,249	$11,103
6/30/2019	$12,268	$12,262	$12,638	$11,243
7/31/2019	$12,338	$12,308	$12,690	$11,268
8/31/2019	$12,214	$12,321	$12,772	$11,560
9/30/2019	$12,236	$12,399	$12,832	$11,498
10/31/2019	$12,356	$12,507	$12,958	$11,533
11/30/2019	$12,537	$12,624	$13,077	$11,527
12/31/2019	$12,805	$12,821	$13,259	$11,519
1/31/2020	$12,751	$12,847	$13,349	$11,740
2/29/2020	$12,424	$12,475	$13,067	$11,952
3/31/2020	$11,074	$11,371	$12,130	$11,881
4/30/2020	$11,677	$11,984	$12,742	$12,093
5/31/2020	$12,184	$12,333	$13,104	$12,149
6/30/2020	$12,558	$12,512	$13,275	$12,225
7/31/2020	$13,015	$12,893	$13,709	$12,408
8/31/2020	$13,358	$13,143	$13,965	$12,308
9/30/2020	$13,196	$12,972	$13,787	$12,301
10/31/2020	$13,140	$12,848	$13,654	$12,246
11/30/2020	$14,103	$13,596	$14,384	$12,366
12/31/2020	$14,596	$13,903	$14,651	$12,383
1/31/2021	$14,569	$13,865	$14,578	$12,295
2/28/2021	$14,916	$13,997	$14,613	$12,117
3/31/2021	$15,071	$14,176	$14,683	$11,966
4/30/2021	$15,351	$14,500	$14,979	$12,060
5/31/2021	$15,549	$14,642	$15,076	$12,100
6/30/2021	$15,451	$14,724	$15,234	$12,185
7/31/2021	$15,477	$14,836	$15,399	$12,321
8/31/2021	$15,670	$14,974	$15,524	$12,297
9/30/2021	$15,368	$14,678	$15,278	$12,191
10/31/2021	$15,746	$14,980	$15,519	$12,188
11/30/2021	$15,456	$14,787	$15,386	$12,224
12/31/2021	$15,719	$15,104	$15,644	$12,192
1/31/2022	$15,126	$14,688	$15,133	$11,930
2/28/2022	$14,925	$14,460	$14,914	$11,797
3/31/2022	$14,845	$14,424	$14,805	$11,469
4/30/2022	$14,135	$13,765	$14,060	$11,034
5/31/2022	$14,218	$13,807	$14,117	$11,105
6/30/2022	$13,298	$13,124	$13,410	$10,931
7/31/2022	$13,942	$13,670	$14,076	$11,198
8/31/2022	$13,649	$13,318	$13,639	$10,881
9/30/2022	$13,007	$12,533	$12,857	$10,411
10/31/2022	$13,250	$12,840	$13,150	$10,276
11/30/2022	$13,740	$13,428	$13,719	$10,654
12/31/2022	$13,490	$13,176	$13,508	$10,606
1/31/2023	$13,943	$13,731	$14,118	$10,932
2/28/2023	$13,671	$13,404	$13,812	$10,650
3/31/2023	$13,843	$13,607	$14,132	$10,920
4/30/2023	$13,947	$13,718	$14,281	$10,987
5/31/2023	$13,752	$13,526	$14,132	$10,867
6/30/2023	$14,020	$13,836	$14,423	$10,828
7/31/2023	$14,201	$14,050	$14,616	$10,821
8/31/2023	$14,076	$13,863	$14,478	$10,751
9/30/2023	$13,690	$13,471	$14,086	$10,478
10/31/2023	$13,465	$13,219	$13,817	$10,313
11/30/2023	$14,185	$13,961	$14,643	$10,780
12/31/2023	$14,729	$14,522	$15,253	$11,193
1/31/2024	$14,821	$14,540	$15,286	$11,162
2/29/2024	$15,095	$14,694	$15,394	$11,004
3/31/2024	$15,415	$14,996	$15,655	$11,106
4/30/2024	$15,009	$14,600	$15,267	$10,825
5/31/2024	$15,364	$14,965	$15,632	$11,009
6/30/2024	$15,457	$15,105	$15,815	$11,113
7/31/2024	$15,774	$15,435	$16,151	$11,373
8/31/2024	$16,164	$15,696	$16,450	$11,536
9/30/2024	$16,367	$15,928	$16,702	$11,690
10/31/2024	$16,154	$15,628	$16,379	$11,401
11/30/2024	$16,621	$16,034	$16,706	$11,521
12/31/2024	$16,217	$15,646	$16,435	$11,332
1/31/2025	$16,554	$15,934	$16,722	$11,393
2/28/2025	$16,667	$16,039	$16,889	$11,643
3/31/2025	$16,390	$15,760	$16,646	$11,648
4/30/2025	$16,401	$15,673	$16,735	$11,693
5/31/2025	$16,681	$15,991	$17,044	$11,610
6/30/2025	$17,119	$16,433	$17,452	$11,788
7/31/2025	$17,202	$16,525	$17,502	$11,757
8/31/2025	$17,482	$16,835	$17,798	$11,898
9/30/2025	$17,797	$17,130	$18,078	$12,028
10/31/2025	$17,926	$17,264	$18,238	$12,103
11/30/2025	$18,033	$17,404	$18,332	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	8.50%	5.04%	6.07%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 793,959,563
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 689,853
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188246
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class F3
Trading Symbol	ISFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.69%, reflecting performance at the net asset value (NAV) of Class F3 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,088	$10,085	$10,104	$10,051
5/31/2017	$10,145	$10,174	$10,226	$10,128
6/30/2017	$10,174	$10,198	$10,237	$10,118
7/31/2017	$10,288	$10,324	$10,357	$10,162
8/31/2017	$10,275	$10,356	$10,404	$10,253
9/30/2017	$10,398	$10,451	$10,476	$10,204
10/31/2017	$10,507	$10,526	$10,553	$10,210
11/30/2017	$10,596	$10,607	$10,615	$10,197
12/31/2017	$10,637	$10,684	$10,686	$10,244
1/31/2018	$10,891	$10,864	$10,818	$10,126
2/28/2018	$10,664	$10,608	$10,619	$10,030
3/31/2018	$10,618	$10,566	$10,567	$10,094
4/30/2018	$10,628	$10,564	$10,581	$10,019
5/31/2018	$10,711	$10,627	$10,647	$10,091
6/30/2018	$10,677	$10,616	$10,651	$10,078
7/31/2018	$10,757	$10,767	$10,782	$10,080
8/31/2018	$10,939	$10,829	$10,886	$10,145
9/30/2018	$10,985	$10,819	$10,889	$10,080
10/31/2018	$10,411	$10,442	$10,565	$10,000
11/30/2018	$10,441	$10,521	$10,611	$10,060
12/31/2018	$9,986	$10,216	$10,396	$10,245
1/31/2019	$10,551	$10,653	$10,807	$10,354
2/28/2019	$10,792	$10,804	$10,951	$10,348
3/31/2019	$10,828	$10,941	$11,119	$10,546
4/30/2019	$11,034	$11,098	$11,281	$10,549
5/31/2019	$10,811	$10,906	$11,139	$10,736
6/30/2019	$11,113	$11,248	$11,493	$10,871
7/31/2019	$11,177	$11,290	$11,540	$10,895
8/31/2019	$11,065	$11,302	$11,614	$11,177
9/30/2019	$11,087	$11,374	$11,670	$11,118
10/31/2019	$11,197	$11,473	$11,784	$11,151
11/30/2019	$11,362	$11,581	$11,892	$11,146
12/31/2019	$11,601	$11,762	$12,058	$11,138
1/31/2020	$11,560	$11,785	$12,140	$11,352
2/29/2020	$11,263	$11,444	$11,883	$11,557
3/31/2020	$10,042	$10,431	$11,031	$11,489
4/30/2020	$10,592	$10,994	$11,587	$11,693
5/31/2020	$11,056	$11,313	$11,916	$11,747
6/30/2020	$11,389	$11,478	$12,072	$11,821
7/31/2020	$11,807	$11,827	$12,466	$11,998
8/31/2020	$12,121	$12,057	$12,700	$11,901
9/30/2020	$11,975	$11,900	$12,538	$11,894
10/31/2020	$11,925	$11,786	$12,417	$11,841
11/30/2020	$12,803	$12,472	$13,081	$11,958
12/31/2020	$13,254	$12,754	$13,323	$11,974
1/31/2021	$13,231	$12,719	$13,257	$11,888
2/28/2021	$13,549	$12,840	$13,289	$11,716
3/31/2021	$13,683	$13,005	$13,353	$11,570
4/30/2021	$13,948	$13,301	$13,622	$11,662
5/31/2021	$14,131	$13,432	$13,710	$11,700
6/30/2021	$14,042	$13,507	$13,854	$11,782
7/31/2021	$14,067	$13,610	$14,004	$11,914
8/31/2021	$14,245	$13,736	$14,117	$11,891
9/30/2021	$13,971	$13,465	$13,894	$11,788
10/31/2021	$14,309	$13,742	$14,113	$11,785
11/30/2021	$14,054	$13,565	$13,992	$11,820
12/31/2021	$14,295	$13,856	$14,227	$11,789
1/31/2022	$13,764	$13,474	$13,762	$11,535
2/28/2022	$13,581	$13,265	$13,563	$11,407
3/31/2022	$13,501	$13,232	$13,464	$11,090
4/30/2022	$12,854	$12,627	$12,786	$10,669
5/31/2022	$12,940	$12,666	$12,838	$10,738
6/30/2022	$12,101	$12,039	$12,195	$10,569
7/31/2022	$12,690	$12,541	$12,801	$10,828
8/31/2022	$12,432	$12,217	$12,403	$10,522
9/30/2022	$11,847	$11,497	$11,692	$10,067
10/31/2022	$12,061	$11,779	$11,958	$9,937
11/30/2022	$12,510	$12,318	$12,476	$10,302
12/31/2022	$12,284	$12,087	$12,284	$10,256
1/31/2023	$12,699	$12,596	$12,839	$10,571
2/28/2023	$12,460	$12,296	$12,561	$10,298
3/31/2023	$12,610	$12,482	$12,851	$10,559
4/30/2023	$12,715	$12,584	$12,987	$10,623
5/31/2023	$12,538	$12,408	$12,852	$10,508
6/30/2023	$12,785	$12,692	$13,116	$10,470
7/31/2023	$12,952	$12,889	$13,292	$10,463
8/31/2023	$12,839	$12,717	$13,167	$10,396
9/30/2023	$12,487	$12,358	$12,809	$10,132
10/31/2023	$12,281	$12,126	$12,565	$9,972
11/30/2023	$12,942	$12,807	$13,316	$10,424
12/31/2023	$13,441	$13,321	$13,871	$10,823
1/31/2024	$13,526	$13,338	$13,901	$10,793
2/29/2024	$13,778	$13,479	$13,999	$10,640
3/31/2024	$14,064	$13,756	$14,237	$10,739
4/30/2024	$13,702	$13,394	$13,883	$10,467
5/31/2024	$14,029	$13,728	$14,215	$10,645
6/30/2024	$14,115	$13,857	$14,382	$10,746
7/31/2024	$14,406	$14,159	$14,688	$10,997
8/31/2024	$14,765	$14,399	$14,959	$11,155
9/30/2024	$14,952	$14,612	$15,189	$11,304
10/31/2024	$14,758	$14,336	$14,895	$11,024
11/30/2024	$15,187	$14,709	$15,192	$11,140
12/31/2024	$14,828	$14,353	$14,945	$10,958
1/31/2025	$15,128	$14,617	$15,207	$11,016
2/28/2025	$15,243	$14,713	$15,359	$11,258
3/31/2025	$14,990	$14,458	$15,138	$11,263
4/30/2025	$14,992	$14,378	$15,218	$11,307
5/31/2025	$15,250	$14,669	$15,499	$11,226
6/30/2025	$15,662	$15,075	$15,870	$11,399
7/31/2025	$15,730	$15,159	$15,916	$11,368
8/31/2025	$15,998	$15,444	$16,186	$11,504
9/30/2025	$16,288	$15,714	$16,440	$11,630
10/31/2025	$16,408	$15,837	$16,585	$11,703
11/30/2025	$16,507	$15,965	$16,671	$11,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	8.69%	5.21%	5.96%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.55%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.08%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 793,959,563
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 689,853
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020014
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class I
Trading Symbol	ISFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.61%, reflecting performance at the net asset value (NAV) of Class I shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,832	$9,854	$9,872	$9,968
1/31/2016	$9,580	$9,652	$9,716	$10,105
2/29/2016	$9,544	$9,653	$9,740	$10,177
3/31/2016	$9,888	$10,032	$10,088	$10,270
4/30/2016	$10,057	$10,151	$10,248	$10,309
5/31/2016	$10,112	$10,198	$10,295	$10,312
6/30/2016	$10,174	$10,299	$10,377	$10,497
7/31/2016	$10,409	$10,514	$10,604	$10,564
8/31/2016	$10,516	$10,541	$10,661	$10,552
9/30/2016	$10,587	$10,566	$10,691	$10,545
10/31/2016	$10,572	$10,448	$10,599	$10,465
11/30/2016	$10,639	$10,447	$10,538	$10,217
12/31/2016	$10,777	$10,571	$10,672	$10,232
1/31/2017	$10,925	$10,699	$10,792	$10,252
2/28/2017	$11,069	$10,877	$10,965	$10,321
3/31/2017	$11,094	$10,898	$10,990	$10,315
4/30/2017	$11,183	$10,994	$11,111	$10,395
5/31/2017	$11,247	$11,090	$11,245	$10,475
6/30/2017	$11,279	$11,117	$11,257	$10,464
7/31/2017	$11,405	$11,254	$11,388	$10,509
8/31/2017	$11,391	$11,289	$11,440	$10,603
9/30/2017	$11,526	$11,393	$11,519	$10,553
10/31/2017	$11,647	$11,474	$11,604	$10,559
11/30/2017	$11,739	$11,563	$11,673	$10,546
12/31/2017	$11,784	$11,647	$11,750	$10,594
1/31/2018	$12,073	$11,843	$11,896	$10,472
2/28/2018	$11,813	$11,564	$11,677	$10,373
3/31/2018	$11,770	$11,518	$11,620	$10,439
4/30/2018	$11,772	$11,516	$11,636	$10,362
5/31/2018	$11,865	$11,585	$11,707	$10,435
6/30/2018	$11,827	$11,572	$11,712	$10,423
7/31/2018	$11,924	$11,737	$11,856	$10,425
8/31/2018	$12,117	$11,805	$11,971	$10,492
9/30/2018	$12,168	$11,794	$11,973	$10,425
10/31/2018	$11,532	$11,383	$11,617	$10,342
11/30/2018	$11,564	$11,468	$11,668	$10,404
12/31/2018	$11,060	$11,136	$11,432	$10,595
1/31/2019	$11,686	$11,613	$11,884	$10,708
2/28/2019	$11,954	$11,777	$12,042	$10,701
3/31/2019	$11,994	$11,926	$12,227	$10,907
4/30/2019	$12,221	$12,098	$12,405	$10,910
5/31/2019	$11,966	$11,889	$12,249	$11,103
6/30/2019	$12,309	$12,262	$12,638	$11,243
7/31/2019	$12,372	$12,308	$12,690	$11,268
8/31/2019	$12,256	$12,321	$12,772	$11,560
9/30/2019	$12,280	$12,399	$12,832	$11,498
10/31/2019	$12,393	$12,507	$12,958	$11,533
11/30/2019	$12,576	$12,624	$13,077	$11,527
12/31/2019	$12,849	$12,821	$13,259	$11,519
1/31/2020	$12,804	$12,847	$13,349	$11,740
2/29/2020	$12,465	$12,475	$13,067	$11,952
3/31/2020	$11,121	$11,371	$12,130	$11,881
4/30/2020	$11,722	$11,984	$12,742	$12,093
5/31/2020	$12,236	$12,333	$13,104	$12,149
6/30/2020	$12,605	$12,512	$13,275	$12,225
7/31/2020	$13,068	$12,893	$13,709	$12,408
8/31/2020	$13,407	$13,143	$13,965	$12,308
9/30/2020	$13,253	$12,972	$13,787	$12,301
10/31/2020	$13,198	$12,848	$13,654	$12,246
11/30/2020	$14,163	$13,596	$14,384	$12,366
12/31/2020	$14,662	$13,903	$14,651	$12,383
1/31/2021	$14,636	$13,865	$14,578	$12,295
2/28/2021	$14,988	$13,997	$14,613	$12,117
3/31/2021	$15,137	$14,176	$14,683	$11,966
4/30/2021	$15,422	$14,500	$14,979	$12,060
5/31/2021	$15,624	$14,642	$15,076	$12,100
6/30/2021	$15,525	$14,724	$15,234	$12,185
7/31/2021	$15,553	$14,836	$15,399	$12,321
8/31/2021	$15,758	$14,974	$15,524	$12,297
9/30/2021	$15,446	$14,678	$15,278	$12,191
10/31/2021	$15,829	$14,980	$15,519	$12,188
11/30/2021	$15,537	$14,787	$15,386	$12,224
12/31/2021	$15,805	$15,104	$15,644	$12,192
1/31/2022	$15,215	$14,688	$15,133	$11,930
2/28/2022	$15,013	$14,460	$14,914	$11,797
3/31/2022	$14,924	$14,424	$14,805	$11,469
4/30/2022	$14,216	$13,765	$14,060	$11,034
5/31/2022	$14,292	$13,807	$14,117	$11,105
6/30/2022	$13,372	$13,124	$13,410	$10,931
7/31/2022	$14,016	$13,670	$14,076	$11,198
8/31/2022	$13,730	$13,318	$13,639	$10,881
9/30/2022	$13,090	$12,533	$12,857	$10,411
10/31/2022	$13,328	$12,840	$13,150	$10,276
11/30/2022	$13,825	$13,428	$13,719	$10,654
12/31/2022	$13,573	$13,176	$13,508	$10,606
1/31/2023	$14,034	$13,731	$14,118	$10,932
2/28/2023	$13,759	$13,404	$13,812	$10,650
3/31/2023	$13,935	$13,607	$14,132	$10,920
4/30/2023	$14,041	$13,718	$14,281	$10,987
5/31/2023	$13,845	$13,526	$14,132	$10,867
6/30/2023	$14,118	$13,836	$14,423	$10,828
7/31/2023	$14,303	$14,050	$14,616	$10,821
8/31/2023	$14,178	$13,863	$14,478	$10,751
9/30/2023	$13,787	$13,471	$14,086	$10,478
10/31/2023	$13,560	$13,219	$13,817	$10,313
11/30/2023	$14,292	$13,961	$14,643	$10,780
12/31/2023	$14,835	$14,522	$15,253	$11,193
1/31/2024	$14,940	$14,540	$15,286	$11,162
2/29/2024	$15,209	$14,694	$15,394	$11,004
3/31/2024	$15,525	$14,996	$15,655	$11,106
4/30/2024	$15,124	$14,600	$15,267	$10,825
5/31/2024	$15,486	$14,965	$15,632	$11,009
6/30/2024	$15,582	$15,105	$15,815	$11,113
7/31/2024	$15,905	$15,435	$16,151	$11,373
8/31/2024	$16,292	$15,696	$16,450	$11,536
9/30/2024	$16,510	$15,928	$16,702	$11,690
10/31/2024	$16,285	$15,628	$16,379	$11,401
11/30/2024	$16,760	$16,034	$16,706	$11,521
12/31/2024	$16,352	$15,646	$16,435	$11,332
1/31/2025	$16,695	$15,934	$16,722	$11,393
2/28/2025	$16,812	$16,039	$16,889	$11,643
3/31/2025	$16,532	$15,760	$16,646	$11,648
4/30/2025	$16,544	$15,673	$16,735	$11,693
5/31/2025	$16,819	$15,991	$17,044	$11,610
6/30/2025	$17,266	$16,433	$17,452	$11,788
7/31/2025	$17,352	$16,525	$17,502	$11,757
8/31/2025	$17,638	$16,835	$17,798	$11,898
9/30/2025	$17,960	$17,130	$18,078	$12,028
10/31/2025	$18,093	$17,264	$18,238	$12,103
11/30/2025	$18,203	$17,404	$18,332	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	8.61%	5.15%	6.17%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 793,959,563
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 689,853
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054904
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R2
Trading Symbol	LIGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.01%, reflecting performance at the net asset value (NAV) of Class R2 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,825	$9,854	$9,872	$9,968
1/31/2016	$9,569	$9,652	$9,716	$10,105
2/29/2016	$9,534	$9,653	$9,740	$10,177
3/31/2016	$9,863	$10,032	$10,088	$10,270
4/30/2016	$10,028	$10,151	$10,248	$10,309
5/31/2016	$10,077	$10,198	$10,295	$10,312
6/30/2016	$10,139	$10,299	$10,377	$10,497
7/31/2016	$10,362	$10,514	$10,604	$10,564
8/31/2016	$10,473	$10,541	$10,661	$10,552
9/30/2016	$10,536	$10,566	$10,691	$10,545
10/31/2016	$10,517	$10,448	$10,599	$10,465
11/30/2016	$10,576	$10,447	$10,538	$10,217
12/31/2016	$10,711	$10,571	$10,672	$10,232
1/31/2017	$10,848	$10,699	$10,792	$10,252
2/28/2017	$10,989	$10,877	$10,965	$10,321
3/31/2017	$11,007	$10,898	$10,990	$10,315
4/30/2017	$11,088	$10,994	$11,111	$10,395
5/31/2017	$11,151	$11,090	$11,245	$10,475
6/30/2017	$11,176	$11,117	$11,257	$10,464
7/31/2017	$11,298	$11,254	$11,388	$10,509
8/31/2017	$11,271	$11,289	$11,440	$10,603
9/30/2017	$11,403	$11,393	$11,519	$10,553
10/31/2017	$11,521	$11,474	$11,604	$10,559
11/30/2017	$11,602	$11,563	$11,673	$10,546
12/31/2017	$11,640	$11,647	$11,750	$10,594
1/31/2018	$11,917	$11,843	$11,896	$10,472
2/28/2018	$11,656	$11,564	$11,677	$10,373
3/31/2018	$11,610	$11,518	$11,620	$10,439
4/30/2018	$11,606	$11,516	$11,636	$10,362
5/31/2018	$11,696	$11,585	$11,707	$10,435
6/30/2018	$11,647	$11,572	$11,712	$10,423
7/31/2018	$11,732	$11,737	$11,856	$10,425
8/31/2018	$11,926	$11,805	$11,971	$10,492
9/30/2018	$11,969	$11,794	$11,973	$10,425
10/31/2018	$11,342	$11,383	$11,617	$10,342
11/30/2018	$11,360	$11,468	$11,668	$10,404
12/31/2018	$10,859	$11,136	$11,432	$10,595
1/31/2019	$11,471	$11,613	$11,884	$10,708
2/28/2019	$11,727	$11,777	$12,042	$10,701
3/31/2019	$11,760	$11,926	$12,227	$10,907
4/30/2019	$11,978	$12,098	$12,405	$10,910
5/31/2019	$11,722	$11,889	$12,249	$11,103
6/30/2019	$12,049	$12,262	$12,638	$11,243
7/31/2019	$12,110	$12,308	$12,690	$11,268
8/31/2019	$11,986	$12,321	$12,772	$11,560
9/30/2019	$12,003	$12,399	$12,832	$11,498
10/31/2019	$12,112	$12,507	$12,958	$11,533
11/30/2019	$12,280	$12,624	$13,077	$11,527
12/31/2019	$12,539	$12,821	$13,259	$11,519
1/31/2020	$12,489	$12,847	$13,349	$11,740
2/29/2020	$12,156	$12,475	$13,067	$11,952
3/31/2020	$10,834	$11,371	$12,130	$11,881
4/30/2020	$11,418	$11,984	$12,742	$12,093
5/31/2020	$11,912	$12,333	$13,104	$12,149
6/30/2020	$12,269	$12,512	$13,275	$12,225
7/31/2020	$12,706	$12,893	$13,709	$12,408
8/31/2020	$13,035	$13,143	$13,965	$12,308
9/30/2020	$12,876	$12,972	$13,787	$12,301
10/31/2020	$12,817	$12,848	$13,654	$12,246
11/30/2020	$13,749	$13,596	$14,384	$12,366
12/31/2020	$14,226	$13,903	$14,651	$12,383
1/31/2021	$14,194	$13,865	$14,578	$12,295
2/28/2021	$14,525	$13,997	$14,613	$12,117
3/31/2021	$14,665	$14,176	$14,683	$11,966
4/30/2021	$14,932	$14,500	$14,979	$12,060
5/31/2021	$15,122	$14,642	$15,076	$12,100
6/30/2021	$15,022	$14,724	$15,234	$12,185
7/31/2021	$15,040	$14,836	$15,399	$12,321
8/31/2021	$15,224	$14,974	$15,524	$12,297
9/30/2021	$14,916	$14,678	$15,278	$12,191
10/31/2021	$15,275	$14,980	$15,519	$12,188
11/30/2021	$14,995	$14,787	$15,386	$12,224
12/31/2021	$15,245	$15,104	$15,644	$12,192
1/31/2022	$14,665	$14,688	$15,133	$11,930
2/28/2022	$14,462	$14,460	$14,914	$11,797
3/31/2022	$14,371	$14,424	$14,805	$11,469
4/30/2022	$13,681	$13,765	$14,060	$11,034
5/31/2022	$13,755	$13,807	$14,117	$11,105
6/30/2022	$12,860	$13,124	$13,410	$10,931
7/31/2022	$13,476	$13,670	$14,076	$11,198
8/31/2022	$13,195	$13,318	$13,639	$10,881
9/30/2022	$12,571	$12,533	$12,857	$10,411
10/31/2022	$12,794	$12,840	$13,150	$10,276
11/30/2022	$13,264	$13,428	$13,719	$10,654
12/31/2022	$13,017	$13,176	$13,508	$10,606
1/31/2023	$13,452	$13,731	$14,118	$10,932
2/28/2023	$13,184	$13,404	$13,812	$10,650
3/31/2023	$13,340	$13,607	$14,132	$10,920
4/30/2023	$13,440	$13,718	$14,281	$10,987
5/31/2023	$13,244	$13,526	$14,132	$10,867
6/30/2023	$13,497	$13,836	$14,423	$10,828
7/31/2023	$13,670	$14,050	$14,616	$10,821
8/31/2023	$13,539	$13,863	$14,478	$10,751
9/30/2023	$13,165	$13,471	$14,086	$10,478
10/31/2023	$12,931	$13,219	$13,817	$10,313
11/30/2023	$13,624	$13,961	$14,643	$10,780
12/31/2023	$14,141	$14,522	$15,253	$11,193
1/31/2024	$14,230	$14,540	$15,286	$11,162
2/29/2024	$14,479	$14,694	$15,394	$11,004
3/31/2024	$14,780	$14,996	$15,655	$11,106
4/30/2024	$14,387	$14,600	$15,267	$10,825
5/31/2024	$14,720	$14,965	$15,632	$11,009
6/30/2024	$14,809	$15,105	$15,815	$11,113
7/31/2024	$15,106	$15,435	$16,151	$11,373
8/31/2024	$15,470	$15,696	$16,450	$11,536
9/30/2024	$15,661	$15,928	$16,702	$11,690
10/31/2024	$15,447	$15,628	$16,379	$11,401
11/30/2024	$15,883	$16,034	$16,706	$11,521
12/31/2024	$15,494	$15,646	$16,435	$11,332
1/31/2025	$15,807	$15,934	$16,722	$11,393
2/28/2025	$15,915	$16,039	$16,889	$11,643
3/31/2025	$15,644	$15,760	$16,646	$11,648
4/30/2025	$15,647	$15,673	$16,735	$11,693
5/31/2025	$15,898	$15,991	$17,044	$11,610
6/30/2025	$16,314	$16,433	$17,452	$11,788
7/31/2025	$16,381	$16,525	$17,502	$11,757
8/31/2025	$16,650	$16,835	$17,798	$11,898
9/30/2025	$16,941	$17,130	$18,078	$12,028
10/31/2025	$17,053	$17,264	$18,238	$12,103
11/30/2025	$17,154	$17,404	$18,332	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.01%	4.53%	5.54%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 793,959,563
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 689,853
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054905
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R3
Trading Symbol	LIXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.13%, reflecting performance at the net asset value (NAV) of Class R3 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,829	$9,854	$9,872	$9,968
1/31/2016	$9,575	$9,652	$9,716	$10,105
2/29/2016	$9,535	$9,653	$9,740	$10,177
3/31/2016	$9,873	$10,032	$10,088	$10,270
4/30/2016	$10,036	$10,151	$10,248	$10,309
5/31/2016	$10,087	$10,198	$10,295	$10,312
6/30/2016	$10,144	$10,299	$10,377	$10,497
7/31/2016	$10,374	$10,514	$10,604	$10,564
8/31/2016	$10,483	$10,541	$10,661	$10,552
9/30/2016	$10,541	$10,566	$10,691	$10,545
10/31/2016	$10,529	$10,448	$10,599	$10,465
11/30/2016	$10,584	$10,447	$10,538	$10,217
12/31/2016	$10,723	$10,571	$10,672	$10,232
1/31/2017	$10,865	$10,699	$10,792	$10,252
2/28/2017	$11,003	$10,877	$10,965	$10,321
3/31/2017	$11,023	$10,898	$10,990	$10,315
4/30/2017	$11,107	$10,994	$11,111	$10,395
5/31/2017	$11,166	$11,090	$11,245	$10,475
6/30/2017	$11,192	$11,117	$11,257	$10,464
7/31/2017	$11,312	$11,254	$11,388	$10,509
8/31/2017	$11,293	$11,289	$11,440	$10,603
9/30/2017	$11,423	$11,393	$11,519	$10,553
10/31/2017	$11,545	$11,474	$11,604	$10,559
11/30/2017	$11,630	$11,563	$11,673	$10,546
12/31/2017	$11,670	$11,647	$11,750	$10,594
1/31/2018	$11,941	$11,843	$11,896	$10,472
2/28/2018	$11,689	$11,564	$11,677	$10,373
3/31/2018	$11,634	$11,518	$11,620	$10,439
4/30/2018	$11,632	$11,516	$11,636	$10,362
5/31/2018	$11,725	$11,585	$11,707	$10,435
6/30/2018	$11,684	$11,572	$11,712	$10,423
7/31/2018	$11,765	$11,737	$11,856	$10,425
8/31/2018	$11,958	$11,805	$11,971	$10,492
9/30/2018	$12,003	$11,794	$11,973	$10,425
10/31/2018	$11,374	$11,383	$11,617	$10,342
11/30/2018	$11,394	$11,468	$11,668	$10,404
12/31/2018	$10,895	$11,136	$11,432	$10,595
1/31/2019	$11,504	$11,613	$11,884	$10,708
2/28/2019	$11,761	$11,777	$12,042	$10,701
3/31/2019	$11,795	$11,926	$12,227	$10,907
4/30/2019	$12,021	$12,098	$12,405	$10,910
5/31/2019	$11,766	$11,889	$12,249	$11,103
6/30/2019	$12,097	$12,262	$12,638	$11,243
7/31/2019	$12,153	$12,308	$12,690	$11,268
8/31/2019	$12,027	$12,321	$12,772	$11,560
9/30/2019	$12,045	$12,399	$12,832	$11,498
10/31/2019	$12,158	$12,507	$12,958	$11,533
11/30/2019	$12,333	$12,624	$13,077	$11,527
12/31/2019	$12,593	$12,821	$13,259	$11,519
1/31/2020	$12,543	$12,847	$13,349	$11,740
2/29/2020	$12,209	$12,475	$13,067	$11,952
3/31/2020	$10,887	$11,371	$12,130	$11,881
4/30/2020	$11,467	$11,984	$12,742	$12,093
5/31/2020	$11,962	$12,333	$13,104	$12,149
6/30/2020	$12,324	$12,512	$13,275	$12,225
7/31/2020	$12,768	$12,893	$13,709	$12,408
8/31/2020	$13,101	$13,143	$13,965	$12,308
9/30/2020	$12,937	$12,972	$13,787	$12,301
10/31/2020	$12,878	$12,848	$13,654	$12,246
11/30/2020	$13,817	$13,596	$14,384	$12,366
12/31/2020	$14,295	$13,903	$14,651	$12,383
1/31/2021	$14,272	$13,865	$14,578	$12,295
2/28/2021	$14,607	$13,997	$14,613	$12,117
3/31/2021	$14,745	$14,176	$14,683	$11,966
4/30/2021	$15,015	$14,500	$14,979	$12,060
5/31/2021	$15,204	$14,642	$15,076	$12,100
6/30/2021	$15,102	$14,724	$15,234	$12,185
7/31/2021	$15,123	$14,836	$15,399	$12,321
8/31/2021	$15,315	$14,974	$15,524	$12,297
9/30/2021	$15,006	$14,678	$15,278	$12,191
10/31/2021	$15,371	$14,980	$15,519	$12,188
11/30/2021	$15,082	$14,787	$15,386	$12,224
12/31/2021	$15,334	$15,104	$15,644	$12,192
1/31/2022	$14,751	$14,688	$15,133	$11,930
2/28/2022	$14,559	$14,460	$14,914	$11,797
3/31/2022	$14,466	$14,424	$14,805	$11,469
4/30/2022	$13,770	$13,765	$14,060	$11,034
5/31/2022	$13,847	$13,807	$14,117	$11,105
6/30/2022	$12,947	$13,124	$13,410	$10,931
7/31/2022	$13,569	$13,670	$14,076	$11,198
8/31/2022	$13,288	$13,318	$13,639	$10,881
9/30/2022	$12,659	$12,533	$12,857	$10,411
10/31/2022	$12,882	$12,840	$13,150	$10,276
11/30/2022	$13,354	$13,428	$13,719	$10,654
12/31/2022	$13,107	$13,176	$13,508	$10,606
1/31/2023	$13,543	$13,731	$14,118	$10,932
2/28/2023	$13,284	$13,404	$13,812	$10,650
3/31/2023	$13,437	$13,607	$14,132	$10,920
4/30/2023	$13,534	$13,718	$14,281	$10,987
5/31/2023	$13,349	$13,526	$14,132	$10,867
6/30/2023	$13,605	$13,836	$14,423	$10,828
7/31/2023	$13,767	$14,050	$14,616	$10,821
8/31/2023	$13,641	$13,863	$14,478	$10,751
9/30/2023	$13,262	$13,471	$14,086	$10,478
10/31/2023	$13,039	$13,219	$13,817	$10,313
11/30/2023	$13,733	$13,961	$14,643	$10,780
12/31/2023	$14,254	$14,522	$15,253	$11,193
1/31/2024	$14,348	$14,540	$15,286	$11,162
2/29/2024	$14,599	$14,694	$15,394	$11,004
3/31/2024	$14,904	$14,996	$15,655	$11,106
4/30/2024	$14,506	$14,600	$15,267	$10,825
5/31/2024	$14,845	$14,965	$15,632	$11,009
6/30/2024	$14,930	$15,105	$15,815	$11,113
7/31/2024	$15,230	$15,435	$16,151	$11,373
8/31/2024	$15,601	$15,696	$16,450	$11,536
9/30/2024	$15,803	$15,928	$16,702	$11,690
10/31/2024	$15,581	$15,628	$16,379	$11,401
11/30/2024	$16,027	$16,034	$16,706	$11,521
12/31/2024	$15,633	$15,646	$16,435	$11,332
1/31/2025	$15,951	$15,934	$16,722	$11,393
2/28/2025	$16,065	$16,039	$16,889	$11,643
3/31/2025	$15,784	$15,760	$16,646	$11,648
4/30/2025	$15,788	$15,673	$16,735	$11,693
5/31/2025	$16,052	$15,991	$17,044	$11,610
6/30/2025	$16,469	$16,433	$17,452	$11,788
7/31/2025	$16,543	$16,525	$17,502	$11,757
8/31/2025	$16,807	$16,835	$17,798	$11,898
9/30/2025	$17,113	$17,130	$18,078	$12,028
10/31/2025	$17,222	$17,264	$18,238	$12,103
11/30/2025	$17,330	$17,404	$18,332	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.13%	4.63%	5.65%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 793,959,563
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 689,853
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156638
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R4
Trading Symbol	LIXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.34%, reflecting performance at the net asset value (NAV) of Class R4 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,831	$9,854	$9,872	$9,968
1/31/2016	$9,579	$9,652	$9,716	$10,105
2/29/2016	$9,541	$9,653	$9,740	$10,177
3/31/2016	$9,881	$10,032	$10,088	$10,270
4/30/2016	$10,047	$10,151	$10,248	$10,309
5/31/2016	$10,100	$10,198	$10,295	$10,312
6/30/2016	$10,159	$10,299	$10,377	$10,497
7/31/2016	$10,391	$10,514	$10,604	$10,564
8/31/2016	$10,502	$10,541	$10,661	$10,552
9/30/2016	$10,570	$10,566	$10,691	$10,545
10/31/2016	$10,553	$10,448	$10,599	$10,465
11/30/2016	$10,618	$10,447	$10,538	$10,217
12/31/2016	$10,752	$10,571	$10,672	$10,232
1/31/2017	$10,897	$10,699	$10,792	$10,252
2/28/2017	$11,039	$10,877	$10,965	$10,321
3/31/2017	$11,062	$10,898	$10,990	$10,315
4/30/2017	$11,149	$10,994	$11,111	$10,395
5/31/2017	$11,210	$11,090	$11,245	$10,475
6/30/2017	$11,240	$11,117	$11,257	$10,464
7/31/2017	$11,362	$11,254	$11,388	$10,509
8/31/2017	$11,346	$11,289	$11,440	$10,603
9/30/2017	$11,478	$11,393	$11,519	$10,553
10/31/2017	$11,603	$11,474	$11,604	$10,559
11/30/2017	$11,691	$11,563	$11,673	$10,546
12/31/2017	$11,734	$11,647	$11,750	$10,594
1/31/2018	$12,009	$11,843	$11,896	$10,472
2/28/2018	$11,758	$11,564	$11,677	$10,373
3/31/2018	$11,707	$11,518	$11,620	$10,439
4/30/2018	$11,707	$11,516	$11,636	$10,362
5/31/2018	$11,796	$11,585	$11,707	$10,435
6/30/2018	$11,756	$11,572	$11,712	$10,423
7/31/2018	$11,849	$11,737	$11,856	$10,425
8/31/2018	$12,046	$11,805	$11,971	$10,492
9/30/2018	$12,093	$11,794	$11,973	$10,425
10/31/2018	$11,462	$11,383	$11,617	$10,342
11/30/2018	$11,484	$11,468	$11,668	$10,404
12/31/2018	$10,984	$11,136	$11,432	$10,595
1/31/2019	$11,600	$11,613	$11,884	$10,708
2/28/2019	$11,861	$11,777	$12,042	$10,701
3/31/2019	$11,898	$11,926	$12,227	$10,907
4/30/2019	$12,129	$12,098	$12,405	$10,910
5/31/2019	$11,874	$11,889	$12,249	$11,103
6/30/2019	$12,202	$12,262	$12,638	$11,243
7/31/2019	$12,269	$12,308	$12,690	$11,268
8/31/2019	$12,144	$12,321	$12,772	$11,560
9/30/2019	$12,165	$12,399	$12,832	$11,498
10/31/2019	$12,282	$12,507	$12,958	$11,533
11/30/2019	$12,461	$12,624	$13,077	$11,527
12/31/2019	$12,726	$12,821	$13,259	$11,519
1/31/2020	$12,670	$12,847	$13,349	$11,740
2/29/2020	$12,343	$12,475	$13,067	$11,952
3/31/2020	$11,001	$11,371	$12,130	$11,881
4/30/2020	$11,599	$11,984	$12,742	$12,093
5/31/2020	$12,102	$12,333	$13,104	$12,149
6/30/2020	$12,471	$12,512	$13,275	$12,225
7/31/2020	$12,923	$12,893	$13,709	$12,408
8/31/2020	$13,263	$13,143	$13,965	$12,308
9/30/2020	$13,100	$12,972	$13,787	$12,301
10/31/2020	$13,043	$12,848	$13,654	$12,246
11/30/2020	$13,997	$13,596	$14,384	$12,366
12/31/2020	$14,484	$13,903	$14,651	$12,383
1/31/2021	$14,455	$13,865	$14,578	$12,295
2/28/2021	$14,798	$13,997	$14,613	$12,117
3/31/2021	$14,950	$14,176	$14,683	$11,966
4/30/2021	$15,226	$14,500	$14,979	$12,060
5/31/2021	$15,421	$14,642	$15,076	$12,100
6/30/2021	$15,321	$14,724	$15,234	$12,185
7/31/2021	$15,345	$14,836	$15,399	$12,321
8/31/2021	$15,543	$14,974	$15,524	$12,297
9/30/2021	$15,233	$14,678	$15,278	$12,191
10/31/2021	$15,606	$14,980	$15,519	$12,188
11/30/2021	$15,316	$14,787	$15,386	$12,224
12/31/2021	$15,575	$15,104	$15,644	$12,192
1/31/2022	$14,986	$14,688	$15,133	$11,930
2/28/2022	$14,785	$14,460	$14,914	$11,797
3/31/2022	$14,703	$14,424	$14,805	$11,469
4/30/2022	$13,998	$13,765	$14,060	$11,034
5/31/2022	$14,080	$13,807	$14,117	$11,105
6/30/2022	$13,167	$13,124	$13,410	$10,931
7/31/2022	$13,794	$13,670	$14,076	$11,198
8/31/2022	$13,511	$13,318	$13,639	$10,881
9/30/2022	$12,874	$12,533	$12,857	$10,411
10/31/2022	$13,104	$12,840	$13,150	$10,276
11/30/2022	$13,596	$13,428	$13,719	$10,654
12/31/2022	$13,348	$13,176	$13,508	$10,606
1/31/2023	$13,794	$13,731	$14,118	$10,932
2/28/2023	$13,523	$13,404	$13,812	$10,650
3/31/2023	$13,692	$13,607	$14,132	$10,920
4/30/2023	$13,793	$13,718	$14,281	$10,987
5/31/2023	$13,598	$13,526	$14,132	$10,867
6/30/2023	$13,862	$13,836	$14,423	$10,828
7/31/2023	$14,040	$14,050	$14,616	$10,821
8/31/2023	$13,915	$13,863	$14,478	$10,751
9/30/2023	$13,531	$13,471	$14,086	$10,478
10/31/2023	$13,297	$13,219	$13,817	$10,313
11/30/2023	$14,017	$13,961	$14,643	$10,780
12/31/2023	$14,552	$14,522	$15,253	$11,193
1/31/2024	$14,641	$14,540	$15,286	$11,162
2/29/2024	$14,910	$14,694	$15,394	$11,004
3/31/2024	$15,225	$14,996	$15,655	$11,106
4/30/2024	$14,821	$14,600	$15,267	$10,825
5/31/2024	$15,170	$14,965	$15,632	$11,009
6/30/2024	$15,260	$15,105	$15,815	$11,113
7/31/2024	$15,571	$15,435	$16,151	$11,373
8/31/2024	$15,954	$15,696	$16,450	$11,536
9/30/2024	$16,152	$15,928	$16,702	$11,690
10/31/2024	$15,940	$15,628	$16,379	$11,401
11/30/2024	$16,399	$16,034	$16,706	$11,521
12/31/2024	$15,999	$15,646	$16,435	$11,332
1/31/2025	$16,328	$15,934	$16,722	$11,393
2/28/2025	$16,439	$16,039	$16,889	$11,643
3/31/2025	$16,163	$15,760	$16,646	$11,648
4/30/2025	$16,172	$15,673	$16,735	$11,693
5/31/2025	$16,436	$15,991	$17,044	$11,610
6/30/2025	$16,876	$16,433	$17,452	$11,788
7/31/2025	$16,955	$16,525	$17,502	$11,757
8/31/2025	$17,229	$16,835	$17,798	$11,898
9/30/2025	$17,537	$17,130	$18,078	$12,028
10/31/2025	$17,663	$17,264	$18,238	$12,103
11/30/2025	$17,766	$17,404	$18,332	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	8.34%	4.89%	5.92%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 793,959,563
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 689,853
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156639
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	LIXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.67%, reflecting performance at the net asset value (NAV) of Class R5 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,832	$9,854	$9,872	$9,968
1/31/2016	$9,587	$9,652	$9,716	$10,105
2/29/2016	$9,550	$9,653	$9,740	$10,177
3/31/2016	$9,888	$10,032	$10,088	$10,270
4/30/2016	$10,056	$10,151	$10,248	$10,309
5/31/2016	$10,111	$10,198	$10,295	$10,312
6/30/2016	$10,181	$10,299	$10,377	$10,497
7/31/2016	$10,409	$10,514	$10,604	$10,564
8/31/2016	$10,523	$10,541	$10,661	$10,552
9/30/2016	$10,594	$10,566	$10,691	$10,545
10/31/2016	$10,579	$10,448	$10,599	$10,465
11/30/2016	$10,646	$10,447	$10,538	$10,217
12/31/2016	$10,784	$10,571	$10,672	$10,232
1/31/2017	$10,932	$10,699	$10,792	$10,252
2/28/2017	$11,076	$10,877	$10,965	$10,321
3/31/2017	$11,101	$10,898	$10,990	$10,315
4/30/2017	$11,190	$10,994	$11,111	$10,395
5/31/2017	$11,255	$11,090	$11,245	$10,475
6/30/2017	$11,286	$11,117	$11,257	$10,464
7/31/2017	$11,412	$11,254	$11,388	$10,509
8/31/2017	$11,398	$11,289	$11,440	$10,603
9/30/2017	$11,534	$11,393	$11,519	$10,553
10/31/2017	$11,655	$11,474	$11,604	$10,559
11/30/2017	$11,754	$11,563	$11,673	$10,546
12/31/2017	$11,799	$11,647	$11,750	$10,594
1/31/2018	$12,080	$11,843	$11,896	$10,472
2/28/2018	$11,829	$11,564	$11,677	$10,373
3/31/2018	$11,777	$11,518	$11,620	$10,439
4/30/2018	$11,780	$11,516	$11,636	$10,362
5/31/2018	$11,872	$11,585	$11,707	$10,435
6/30/2018	$11,835	$11,572	$11,712	$10,423
7/31/2018	$11,931	$11,737	$11,856	$10,425
8/31/2018	$12,133	$11,805	$11,971	$10,492
9/30/2018	$12,183	$11,794	$11,973	$10,425
10/31/2018	$11,547	$11,383	$11,617	$10,342
11/30/2018	$11,572	$11,468	$11,668	$10,404
12/31/2018	$11,067	$11,136	$11,432	$10,595
1/31/2019	$11,694	$11,613	$11,884	$10,708
2/28/2019	$11,961	$11,777	$12,042	$10,701
3/31/2019	$12,001	$11,926	$12,227	$10,907
4/30/2019	$12,229	$12,098	$12,405	$10,910
5/31/2019	$11,982	$11,889	$12,249	$11,103
6/30/2019	$12,317	$12,262	$12,638	$11,243
7/31/2019	$12,388	$12,308	$12,690	$11,268
8/31/2019	$12,263	$12,321	$12,772	$11,560
9/30/2019	$12,287	$12,399	$12,832	$11,498
10/31/2019	$12,400	$12,507	$12,958	$11,533
11/30/2019	$12,584	$12,624	$13,077	$11,527
12/31/2019	$12,857	$12,821	$13,259	$11,519
1/31/2020	$12,811	$12,847	$13,349	$11,740
2/29/2020	$12,473	$12,475	$13,067	$11,952
3/31/2020	$11,128	$11,371	$12,130	$11,881
4/30/2020	$11,729	$11,984	$12,742	$12,093
5/31/2020	$12,243	$12,333	$13,104	$12,149
6/30/2020	$12,613	$12,512	$13,275	$12,225
7/31/2020	$13,076	$12,893	$13,709	$12,408
8/31/2020	$13,424	$13,143	$13,965	$12,308
9/30/2020	$13,262	$12,972	$13,787	$12,301
10/31/2020	$13,206	$12,848	$13,654	$12,246
11/30/2020	$14,172	$13,596	$14,384	$12,366
12/31/2020	$14,671	$13,903	$14,651	$12,383
1/31/2021	$14,654	$13,865	$14,578	$12,295
2/28/2021	$14,997	$13,997	$14,613	$12,117
3/31/2021	$15,155	$14,176	$14,683	$11,966
4/30/2021	$15,440	$14,500	$14,979	$12,060
5/31/2021	$15,642	$14,642	$15,076	$12,100
6/30/2021	$15,543	$14,724	$15,234	$12,185
7/31/2021	$15,571	$14,836	$15,399	$12,321
8/31/2021	$15,768	$14,974	$15,524	$12,297
9/30/2021	$15,464	$14,678	$15,278	$12,191
10/31/2021	$15,839	$14,980	$15,519	$12,188
11/30/2021	$15,555	$14,787	$15,386	$12,224
12/31/2021	$15,823	$15,104	$15,644	$12,192
1/31/2022	$15,224	$14,688	$15,133	$11,930
2/28/2022	$15,031	$14,460	$14,914	$11,797
3/31/2022	$14,942	$14,424	$14,805	$11,469
4/30/2022	$14,224	$13,765	$14,060	$11,034
5/31/2022	$14,310	$13,807	$14,117	$11,105
6/30/2022	$13,389	$13,124	$13,410	$10,931
7/31/2022	$14,033	$13,670	$14,076	$11,198
8/31/2022	$13,747	$13,318	$13,639	$10,881
9/30/2022	$13,107	$12,533	$12,857	$10,411
10/31/2022	$13,344	$12,840	$13,150	$10,276
11/30/2022	$13,842	$13,428	$13,719	$10,654
12/31/2022	$13,590	$13,176	$13,508	$10,606
1/31/2023	$14,051	$13,731	$14,118	$10,932
2/28/2023	$13,776	$13,404	$13,812	$10,650
3/31/2023	$13,952	$13,607	$14,132	$10,920
4/30/2023	$14,058	$13,718	$14,281	$10,987
5/31/2023	$13,862	$13,526	$14,132	$10,867
6/30/2023	$14,135	$13,836	$14,423	$10,828
7/31/2023	$14,320	$14,050	$14,616	$10,821
8/31/2023	$14,195	$13,863	$14,478	$10,751
9/30/2023	$13,805	$13,471	$14,086	$10,478
10/31/2023	$13,577	$13,219	$13,817	$10,313
11/30/2023	$14,310	$13,961	$14,643	$10,780
12/31/2023	$14,852	$14,522	$15,253	$11,193
1/31/2024	$14,957	$14,540	$15,286	$11,162
2/29/2024	$15,227	$14,694	$15,394	$11,004
3/31/2024	$15,554	$14,996	$15,655	$11,106
4/30/2024	$15,143	$14,600	$15,267	$10,825
5/31/2024	$15,505	$14,965	$15,632	$11,009
6/30/2024	$15,600	$15,105	$15,815	$11,113
7/31/2024	$15,923	$15,435	$16,151	$11,373
8/31/2024	$16,321	$15,696	$16,450	$11,536
9/30/2024	$16,528	$15,928	$16,702	$11,690
10/31/2024	$16,313	$15,628	$16,379	$11,401
11/30/2024	$16,779	$16,034	$16,706	$11,521
12/31/2024	$16,381	$15,646	$16,435	$11,332
1/31/2025	$16,714	$15,934	$16,722	$11,393
2/28/2025	$16,841	$16,039	$16,889	$11,643
3/31/2025	$16,561	$15,760	$16,646	$11,648
4/30/2025	$16,563	$15,673	$16,735	$11,693
5/31/2025	$16,848	$15,991	$17,044	$11,610
6/30/2025	$17,295	$16,433	$17,452	$11,788
7/31/2025	$17,381	$16,525	$17,502	$11,757
8/31/2025	$17,668	$16,835	$17,798	$11,898
9/30/2025	$17,990	$17,130	$18,078	$12,028
10/31/2025	$18,123	$17,264	$18,238	$12,103
11/30/2025	$18,233	$17,404	$18,332	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	8.67%	5.17%	6.19%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 793,959,563
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 689,853
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156640
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	LIXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.69%, reflecting performance at the net asset value (NAV) of Class R6 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,832	$9,854	$9,872	$9,968
1/31/2016	$9,588	$9,652	$9,716	$10,105
2/29/2016	$9,551	$9,653	$9,740	$10,177
3/31/2016	$9,889	$10,032	$10,088	$10,270
4/30/2016	$10,058	$10,151	$10,248	$10,309
5/31/2016	$10,113	$10,198	$10,295	$10,312
6/30/2016	$10,183	$10,299	$10,377	$10,497
7/31/2016	$10,411	$10,514	$10,604	$10,564
8/31/2016	$10,526	$10,541	$10,661	$10,552
9/30/2016	$10,589	$10,566	$10,691	$10,545
10/31/2016	$10,582	$10,448	$10,599	$10,465
11/30/2016	$10,642	$10,447	$10,538	$10,217
12/31/2016	$10,780	$10,571	$10,672	$10,232
1/31/2017	$10,928	$10,699	$10,792	$10,252
2/28/2017	$11,073	$10,877	$10,965	$10,321
3/31/2017	$11,105	$10,898	$10,990	$10,315
4/30/2017	$11,195	$10,994	$11,111	$10,395
5/31/2017	$11,259	$11,090	$11,245	$10,475
6/30/2017	$11,291	$11,117	$11,257	$10,464
7/31/2017	$11,417	$11,254	$11,388	$10,509
8/31/2017	$11,403	$11,289	$11,440	$10,603
9/30/2017	$11,539	$11,393	$11,519	$10,553
10/31/2017	$11,660	$11,474	$11,604	$10,559
11/30/2017	$11,759	$11,563	$11,673	$10,546
12/31/2017	$11,805	$11,647	$11,750	$10,594
1/31/2018	$12,086	$11,843	$11,896	$10,472
2/28/2018	$11,834	$11,564	$11,677	$10,373
3/31/2018	$11,783	$11,518	$11,620	$10,439
4/30/2018	$11,786	$11,516	$11,636	$10,362
5/31/2018	$11,887	$11,585	$11,707	$10,435
6/30/2018	$11,849	$11,572	$11,712	$10,423
7/31/2018	$11,938	$11,737	$11,856	$10,425
8/31/2018	$12,140	$11,805	$11,971	$10,492
9/30/2018	$12,190	$11,794	$11,973	$10,425
10/31/2018	$11,554	$11,383	$11,617	$10,342
11/30/2018	$11,587	$11,468	$11,668	$10,404
12/31/2018	$11,082	$11,136	$11,432	$10,595
1/31/2019	$11,709	$11,613	$11,884	$10,708
2/28/2019	$11,977	$11,777	$12,042	$10,701
3/31/2019	$12,017	$11,926	$12,227	$10,907
4/30/2019	$12,245	$12,098	$12,405	$10,910
5/31/2019	$11,998	$11,889	$12,249	$11,103
6/30/2019	$12,333	$12,262	$12,638	$11,243
7/31/2019	$12,404	$12,308	$12,690	$11,268
8/31/2019	$12,280	$12,321	$12,772	$11,560
9/30/2019	$12,304	$12,399	$12,832	$11,498
10/31/2019	$12,426	$12,507	$12,958	$11,533
11/30/2019	$12,610	$12,624	$13,077	$11,527
12/31/2019	$12,874	$12,821	$13,259	$11,519
1/31/2020	$12,829	$12,847	$13,349	$11,740
2/29/2020	$12,499	$12,475	$13,067	$11,952
3/31/2020	$11,144	$11,371	$12,130	$11,881
4/30/2020	$11,755	$11,984	$12,742	$12,093
5/31/2020	$12,269	$12,333	$13,104	$12,149
6/30/2020	$12,639	$12,512	$13,275	$12,225
7/31/2020	$13,103	$12,893	$13,709	$12,408
8/31/2020	$13,452	$13,143	$13,965	$12,308
9/30/2020	$13,289	$12,972	$13,787	$12,301
10/31/2020	$13,234	$12,848	$13,654	$12,246
11/30/2020	$14,209	$13,596	$14,384	$12,366
12/31/2020	$14,709	$13,903	$14,651	$12,383
1/31/2021	$14,683	$13,865	$14,578	$12,295
2/28/2021	$15,036	$13,997	$14,613	$12,117
3/31/2021	$15,185	$14,176	$14,683	$11,966
4/30/2021	$15,470	$14,500	$14,979	$12,060
5/31/2021	$15,673	$14,642	$15,076	$12,100
6/30/2021	$15,583	$14,724	$15,234	$12,185
7/31/2021	$15,611	$14,836	$15,399	$12,321
8/31/2021	$15,808	$14,974	$15,524	$12,297
9/30/2021	$15,504	$14,678	$15,278	$12,191
10/31/2021	$15,880	$14,980	$15,519	$12,188
11/30/2021	$15,596	$14,787	$15,386	$12,224
12/31/2021	$15,864	$15,104	$15,644	$12,192
1/31/2022	$15,265	$14,688	$15,133	$11,930
2/28/2022	$15,072	$14,460	$14,914	$11,797
3/31/2022	$14,983	$14,424	$14,805	$11,469
4/30/2022	$14,264	$13,765	$14,060	$11,034
5/31/2022	$14,351	$13,807	$14,117	$11,105
6/30/2022	$13,429	$13,124	$13,410	$10,931
7/31/2022	$14,083	$13,670	$14,076	$11,198
8/31/2022	$13,797	$13,318	$13,639	$10,881
9/30/2022	$13,147	$12,533	$12,857	$10,411
10/31/2022	$13,385	$12,840	$13,150	$10,276
11/30/2022	$13,883	$13,428	$13,719	$10,654
12/31/2022	$13,632	$13,176	$13,508	$10,606
1/31/2023	$14,093	$13,731	$14,118	$10,932
2/28/2023	$13,828	$13,404	$13,812	$10,650
3/31/2023	$13,994	$13,607	$14,132	$10,920
4/30/2023	$14,111	$13,718	$14,281	$10,987
5/31/2023	$13,914	$13,526	$14,132	$10,867
6/30/2023	$14,188	$13,836	$14,423	$10,828
7/31/2023	$14,373	$14,050	$14,616	$10,821
8/31/2023	$14,239	$13,863	$14,478	$10,751
9/30/2023	$13,857	$13,471	$14,086	$10,478
10/31/2023	$13,629	$13,219	$13,817	$10,313
11/30/2023	$14,363	$13,961	$14,643	$10,780
12/31/2023	$14,906	$14,522	$15,253	$11,193
1/31/2024	$15,011	$14,540	$15,286	$11,162
2/29/2024	$15,281	$14,694	$15,394	$11,004
3/31/2024	$15,608	$14,996	$15,655	$11,106
4/30/2024	$15,206	$14,600	$15,267	$10,825
5/31/2024	$15,569	$14,965	$15,632	$11,009
6/30/2024	$15,664	$15,105	$15,815	$11,113
7/31/2024	$15,988	$15,435	$16,151	$11,373
8/31/2024	$16,385	$15,696	$16,450	$11,536
9/30/2024	$16,593	$15,928	$16,702	$11,690
10/31/2024	$16,378	$15,628	$16,379	$11,401
11/30/2024	$16,854	$16,034	$16,706	$11,521
12/31/2024	$16,446	$15,646	$16,435	$11,332
1/31/2025	$16,789	$15,934	$16,722	$11,393
2/28/2025	$16,906	$16,039	$16,889	$11,643
3/31/2025	$16,625	$15,760	$16,646	$11,648
4/30/2025	$16,638	$15,673	$16,735	$11,693
5/31/2025	$16,924	$15,991	$17,044	$11,610
6/30/2025	$17,371	$16,433	$17,452	$11,788
7/31/2025	$17,457	$16,525	$17,502	$11,757
8/31/2025	$17,754	$16,835	$17,798	$11,898
9/30/2025	$18,076	$17,130	$18,078	$12,028
10/31/2025	$18,199	$17,264	$18,238	$12,103
11/30/2025	$18,320	$17,404	$18,332	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	8.69%	5.21%	6.24%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 793,959,563
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 689,853
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180461
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class A
Trading Symbol	LDCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.28%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$9,775	$10,000	$10,000
4/30/2017	$9,779	$9,992	$9,967
5/31/2017	$9,809	$10,008	$10,044
6/30/2017	$9,800	$10,005	$10,034
7/31/2017	$9,831	$10,030	$10,077
8/31/2017	$9,861	$10,050	$10,167
9/30/2017	$9,841	$10,038	$10,119
10/31/2017	$9,852	$10,036	$10,125
11/30/2017	$9,843	$10,014	$10,112
12/31/2017	$9,846	$10,017	$10,158
1/31/2018	$9,828	$9,991	$10,041
2/28/2018	$9,820	$9,981	$9,946
3/31/2018	$9,833	$9,997	$10,010
4/30/2018	$9,828	$9,987	$9,935
5/31/2018	$9,863	$10,024	$10,006
6/30/2018	$9,870	$10,025	$9,994
7/31/2018	$9,886	$10,031	$9,996
8/31/2018	$9,924	$10,066	$10,061
9/30/2018	$9,922	$10,059	$9,996
10/31/2018	$9,928	$10,070	$9,917
11/30/2018	$9,946	$10,099	$9,976
12/31/2018	$9,993	$10,177	$10,159
1/31/2019	$10,059	$10,217	$10,267
2/28/2019	$10,084	$10,233	$10,261
3/31/2019	$10,161	$10,300	$10,458
4/30/2019	$10,188	$10,324	$10,461
5/31/2019	$10,247	$10,395	$10,647
6/30/2019	$10,306	$10,453	$10,780
7/31/2019	$10,322	$10,447	$10,804
8/31/2019	$10,388	$10,531	$11,084
9/30/2019	$10,390	$10,525	$11,025
10/31/2019	$10,426	$10,562	$11,058
11/30/2019	$10,430	$10,562	$11,053
12/31/2019	$10,459	$10,587	$11,045
1/31/2020	$10,533	$10,646	$11,258
2/29/2020	$10,578	$10,733	$11,460
3/31/2020	$10,136	$10,766	$11,393
4/30/2020	$10,331	$10,834	$11,595
5/31/2020	$10,431	$10,870	$11,649
6/30/2020	$10,547	$10,892	$11,723
7/31/2020	$10,598	$10,913	$11,898
8/31/2020	$10,627	$10,917	$11,802
9/30/2020	$10,643	$10,918	$11,795
10/31/2020	$10,648	$10,920	$11,743
11/30/2020	$10,686	$10,930	$11,858
12/31/2020	$10,725	$10,940	$11,874
1/31/2021	$10,752	$10,944	$11,789
2/28/2021	$10,745	$10,941	$11,619
3/31/2021	$10,727	$10,936	$11,474
4/30/2021	$10,753	$10,944	$11,564
5/31/2021	$10,766	$10,957	$11,602
6/30/2021	$10,758	$10,940	$11,684
7/31/2021	$10,783	$10,959	$11,814
8/31/2021	$10,775	$10,959	$11,792
9/30/2021	$10,770	$10,950	$11,690
10/31/2021	$10,754	$10,914	$11,686
11/30/2021	$10,738	$10,905	$11,721
12/31/2021	$10,732	$10,889	$11,691
1/31/2022	$10,671	$10,811	$11,439
2/28/2022	$10,600	$10,763	$11,312
3/31/2022	$10,475	$10,618	$10,997
4/30/2022	$10,407	$10,561	$10,580
5/31/2022	$10,418	$10,625	$10,648
6/30/2022	$10,329	$10,551	$10,481
7/31/2022	$10,408	$10,606	$10,737
8/31/2022	$10,347	$10,523	$10,434
9/30/2022	$10,207	$10,395	$9,983
10/31/2022	$10,181	$10,382	$9,854
11/30/2022	$10,292	$10,467	$10,216
12/31/2022	$10,327	$10,487	$10,170
1/31/2023	$10,454	$10,572	$10,483
2/28/2023	$10,400	$10,493	$10,212
3/31/2023	$10,507	$10,646	$10,471
4/30/2023	$10,559	$10,682	$10,535
5/31/2023	$10,520	$10,649	$10,420
6/30/2023	$10,493	$10,606	$10,383
7/31/2023	$10,558	$10,650	$10,376
8/31/2023	$10,602	$10,688	$10,309
9/30/2023	$10,598	$10,683	$10,047
10/31/2023	$10,619	$10,717	$9,889
11/30/2023	$10,759	$10,841	$10,337
12/31/2023	$10,899	$10,971	$10,732
1/31/2024	$10,955	$11,014	$10,703
2/29/2024	$10,940	$10,973	$10,552
3/31/2024	$10,998	$11,017	$10,649
4/30/2024	$10,971	$10,980	$10,380
5/31/2024	$11,065	$11,060	$10,556
6/30/2024	$11,122	$11,122	$10,656
7/31/2024	$11,241	$11,254	$10,905
8/31/2024	$11,348	$11,356	$11,062
9/30/2024	$11,429	$11,451	$11,210
10/31/2024	$11,376	$11,386	$10,932
11/30/2024	$11,431	$11,424	$11,047
12/31/2024	$11,450	$11,449	$10,866
1/31/2025	$11,506	$11,501	$10,924
2/28/2025	$11,586	$11,582	$11,164
3/31/2025	$11,629	$11,635	$11,169
4/30/2025	$11,698	$11,723	$11,213
5/31/2025	$11,705	$11,708	$11,132
6/30/2025	$11,787	$11,783	$11,303
7/31/2025	$11,780	$11,780	$11,274
8/31/2025	$11,889	$11,883	$11,409
9/30/2025	$11,934	$11,923	$11,533
10/31/2025	$11,966	$11,963	$11,605
11/30/2025	$12,035	$12,019	$11,677

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class A at NAV	5.28%	2.41%	2.44%
Class A with sales charge	2.92%	1.94%	2.17%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 637,155,604
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,154,635
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180462
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class C
Trading Symbol	LDCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	1.28%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 4.58%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,003	$9,992	$9,967
5/31/2017	$10,016	$10,008	$10,044
6/30/2017	$10,011	$10,005	$10,034
7/31/2017	$10,035	$10,030	$10,077
8/31/2017	$10,058	$10,050	$10,167
9/30/2017	$10,032	$10,038	$10,119
10/31/2017	$10,037	$10,036	$10,125
11/30/2017	$10,022	$10,014	$10,112
12/31/2017	$10,018	$10,017	$10,158
1/31/2018	$9,994	$9,991	$10,041
2/28/2018	$9,980	$9,981	$9,946
3/31/2018	$9,987	$9,997	$10,010
4/30/2018	$9,975	$9,987	$9,935
5/31/2018	$10,004	$10,024	$10,006
6/30/2018	$10,004	$10,025	$9,994
7/31/2018	$10,014	$10,031	$9,996
8/31/2018	$10,046	$10,066	$10,061
9/30/2018	$10,037	$10,059	$9,996
10/31/2018	$10,037	$10,070	$9,917
11/30/2018	$10,049	$10,099	$9,976
12/31/2018	$10,092	$10,177	$10,159
1/31/2019	$10,151	$10,217	$10,267
2/28/2019	$10,171	$10,233	$10,261
3/31/2019	$10,232	$10,300	$10,458
4/30/2019	$10,264	$10,324	$10,461
5/31/2019	$10,318	$10,395	$10,647
6/30/2019	$10,371	$10,453	$10,780
7/31/2019	$10,382	$10,447	$10,804
8/31/2019	$10,432	$10,531	$11,084
9/30/2019	$10,438	$10,525	$11,025
10/31/2019	$10,469	$10,562	$11,058
11/30/2019	$10,466	$10,562	$11,053
12/31/2019	$10,489	$10,587	$11,045
1/31/2020	$10,547	$10,646	$11,258
2/29/2020	$10,586	$10,733	$11,460
3/31/2020	$10,147	$10,766	$11,393
4/30/2020	$10,337	$10,834	$11,595
5/31/2020	$10,420	$10,870	$11,649
6/30/2020	$10,530	$10,892	$11,723
7/31/2020	$10,586	$10,913	$11,898
8/31/2020	$10,609	$10,917	$11,802
9/30/2020	$10,608	$10,918	$11,795
10/31/2020	$10,607	$10,920	$11,743
11/30/2020	$10,650	$10,930	$11,858
12/31/2020	$10,672	$10,940	$11,874
1/31/2021	$10,693	$10,944	$11,789
2/28/2021	$10,692	$10,941	$11,619
3/31/2021	$10,668	$10,936	$11,474
4/30/2021	$10,677	$10,944	$11,564
5/31/2021	$10,684	$10,957	$11,602
6/30/2021	$10,681	$10,940	$11,684
7/31/2021	$10,688	$10,959	$11,814
8/31/2021	$10,686	$10,959	$11,792
9/30/2021	$10,674	$10,950	$11,690
10/31/2021	$10,641	$10,914	$11,686
11/30/2021	$10,619	$10,905	$11,721
12/31/2021	$10,608	$10,889	$11,691
1/31/2022	$10,552	$10,811	$11,439
2/28/2022	$10,476	$10,763	$11,312
3/31/2022	$10,336	$10,618	$10,997
4/30/2022	$10,263	$10,561	$10,580
5/31/2022	$10,268	$10,625	$10,648
6/30/2022	$10,186	$10,551	$10,481
7/31/2022	$10,247	$10,606	$10,737
8/31/2022	$10,192	$10,523	$10,434
9/30/2022	$10,049	$10,395	$9,983
10/31/2022	$10,018	$10,382	$9,854
11/30/2022	$10,110	$10,467	$10,216
12/31/2022	$10,150	$10,487	$10,170
1/31/2023	$10,259	$10,572	$10,483
2/28/2023	$10,200	$10,493	$10,212
3/31/2023	$10,300	$10,646	$10,471
4/30/2023	$10,346	$10,682	$10,535
5/31/2023	$10,313	$10,649	$10,420
6/30/2023	$10,269	$10,606	$10,383
7/31/2023	$10,328	$10,650	$10,376
8/31/2023	$10,377	$10,688	$10,309
9/30/2023	$10,356	$10,683	$10,047
10/31/2023	$10,383	$10,717	$9,889
11/30/2023	$10,514	$10,841	$10,337
12/31/2023	$10,645	$10,971	$10,732
1/31/2024	$10,695	$11,014	$10,703
2/29/2024	$10,662	$10,973	$10,552
3/31/2024	$10,713	$11,017	$10,649
4/30/2024	$10,693	$10,980	$10,380
5/31/2024	$10,768	$11,060	$10,556
6/30/2024	$10,818	$11,122	$10,656
7/31/2024	$10,939	$11,254	$10,905
8/31/2024	$11,025	$11,356	$11,062
9/30/2024	$11,111	$11,451	$11,210
10/31/2024	$11,052	$11,386	$10,932
11/30/2024	$11,088	$11,424	$11,047
12/31/2024	$11,112	$11,449	$10,866
1/31/2025	$11,148	$11,501	$10,924
2/28/2025	$11,220	$11,582	$11,164
3/31/2025	$11,255	$11,635	$11,169
4/30/2025	$11,316	$11,723	$11,213
5/31/2025	$11,316	$11,708	$11,132
6/30/2025	$11,389	$11,783	$11,303
7/31/2025	$11,388	$11,780	$11,274
8/31/2025	$11,487	$11,883	$11,409
9/30/2025	$11,523	$11,923	$11,533
10/31/2025	$11,548	$11,963	$11,605
11/30/2025	$11,596	$12,019	$11,677

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class C at NAV	4.58%	1.72%	1.73%
Class C with sales charge	3.58%	1.72%	1.73%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 637,155,604
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,154,635
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180463
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class F
Trading Symbol	LDCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.39%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,026	$10,008	$10,044
6/30/2017	$10,028	$10,005	$10,034
7/31/2017	$10,060	$10,030	$10,077
8/31/2017	$10,092	$10,050	$10,167
9/30/2017	$10,073	$10,038	$10,119
10/31/2017	$10,085	$10,036	$10,125
11/30/2017	$10,077	$10,014	$10,112
12/31/2017	$10,080	$10,017	$10,158
1/31/2018	$10,063	$9,991	$10,041
2/28/2018	$10,056	$9,981	$9,946
3/31/2018	$10,070	$9,997	$10,010
4/30/2018	$10,066	$9,987	$9,935
5/31/2018	$10,103	$10,024	$10,006
6/30/2018	$10,110	$10,025	$9,994
7/31/2018	$10,128	$10,031	$9,996
8/31/2018	$10,157	$10,066	$10,061
9/30/2018	$10,166	$10,059	$9,996
10/31/2018	$10,174	$10,070	$9,917
11/30/2018	$10,192	$10,099	$9,976
12/31/2018	$10,242	$10,177	$10,159
1/31/2019	$10,310	$10,217	$10,267
2/28/2019	$10,336	$10,233	$10,261
3/31/2019	$10,406	$10,300	$10,458
4/30/2019	$10,445	$10,324	$10,461
5/31/2019	$10,506	$10,395	$10,647
6/30/2019	$10,567	$10,453	$10,780
7/31/2019	$10,585	$10,447	$10,804
8/31/2019	$10,642	$10,531	$11,084
9/30/2019	$10,645	$10,525	$11,025
10/31/2019	$10,683	$10,562	$11,058
11/30/2019	$10,698	$10,562	$11,053
12/31/2019	$10,729	$10,587	$11,045
1/31/2020	$10,795	$10,646	$11,258
2/29/2020	$10,842	$10,733	$11,460
3/31/2020	$10,399	$10,766	$11,393
4/30/2020	$10,590	$10,834	$11,595
5/31/2020	$10,692	$10,870	$11,649
6/30/2020	$10,812	$10,892	$11,723
7/31/2020	$10,876	$10,913	$11,898
8/31/2020	$10,906	$10,917	$11,802
9/30/2020	$10,912	$10,918	$11,795
10/31/2020	$10,918	$10,920	$11,743
11/30/2020	$10,969	$10,930	$11,858
12/31/2020	$10,999	$10,940	$11,874
1/31/2021	$11,028	$10,944	$11,789
2/28/2021	$11,022	$10,941	$11,619
3/31/2021	$11,015	$10,936	$11,474
4/30/2021	$11,031	$10,944	$11,564
5/31/2021	$11,046	$10,957	$11,602
6/30/2021	$11,050	$10,940	$11,684
7/31/2021	$11,065	$10,959	$11,814
8/31/2021	$11,070	$10,959	$11,792
9/30/2021	$11,065	$10,950	$11,690
10/31/2021	$11,038	$10,914	$11,686
11/30/2021	$11,022	$10,905	$11,721
12/31/2021	$11,018	$10,889	$11,691
1/31/2022	$10,967	$10,811	$11,439
2/28/2022	$10,895	$10,763	$11,312
3/31/2022	$10,756	$10,618	$10,997
4/30/2022	$10,687	$10,561	$10,580
5/31/2022	$10,699	$10,625	$10,648
6/30/2022	$10,620	$10,551	$10,481
7/31/2022	$10,691	$10,606	$10,737
8/31/2022	$10,640	$10,523	$10,434
9/30/2022	$10,497	$10,395	$9,983
10/31/2022	$10,471	$10,382	$9,854
11/30/2022	$10,574	$10,467	$10,216
12/31/2022	$10,623	$10,487	$10,170
1/31/2023	$10,743	$10,572	$10,483
2/28/2023	$10,688	$10,493	$10,212
3/31/2023	$10,799	$10,646	$10,471
4/30/2023	$10,853	$10,682	$10,535
5/31/2023	$10,826	$10,649	$10,420
6/30/2023	$10,787	$10,606	$10,383
7/31/2023	$10,855	$10,650	$10,376
8/31/2023	$10,900	$10,688	$10,309
9/30/2023	$10,897	$10,683	$10,047
10/31/2023	$10,931	$10,717	$9,889
11/30/2023	$11,076	$10,841	$10,337
12/31/2023	$11,221	$10,971	$10,732
1/31/2024	$11,281	$11,014	$10,703
2/29/2024	$11,253	$10,973	$10,552
3/31/2024	$11,314	$11,017	$10,649
4/30/2024	$11,299	$10,980	$10,380
5/31/2024	$11,385	$11,060	$10,556
6/30/2024	$11,445	$11,122	$10,656
7/31/2024	$11,580	$11,254	$10,905
8/31/2024	$11,679	$11,356	$11,062
9/30/2024	$11,776	$11,451	$11,210
10/31/2024	$11,722	$11,386	$10,932
11/30/2024	$11,768	$11,424	$11,047
12/31/2024	$11,788	$11,449	$10,866
1/31/2025	$11,846	$11,501	$10,924
2/28/2025	$11,929	$11,582	$11,164
3/31/2025	$11,975	$11,635	$11,169
4/30/2025	$12,047	$11,723	$11,213
5/31/2025	$12,055	$11,708	$11,132
6/30/2025	$12,141	$11,783	$11,303
7/31/2025	$12,148	$11,780	$11,274
8/31/2025	$12,261	$11,883	$11,409
9/30/2025	$12,308	$11,923	$11,533
10/31/2025	$12,343	$11,963	$11,605
11/30/2025	$12,402	$12,019	$11,677

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class F at NAV	5.39%	2.49%	2.53%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 637,155,604
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,154,635
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180464
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class F3
Trading Symbol	LSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.59%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,038	$10,008	$10,044
6/30/2017	$10,032	$10,005	$10,034
7/31/2017	$10,066	$10,030	$10,077
8/31/2017	$10,099	$10,050	$10,167
9/30/2017	$10,082	$10,038	$10,119
10/31/2017	$10,096	$10,036	$10,125
11/30/2017	$10,089	$10,014	$10,112
12/31/2017	$10,094	$10,017	$10,158
1/31/2018	$10,079	$9,991	$10,041
2/28/2018	$10,073	$9,981	$9,946
3/31/2018	$10,089	$9,997	$10,010
4/30/2018	$10,087	$9,987	$9,935
5/31/2018	$10,125	$10,024	$10,006
6/30/2018	$10,134	$10,025	$9,994
7/31/2018	$10,153	$10,031	$9,996
8/31/2018	$10,195	$10,066	$10,061
9/30/2018	$10,195	$10,059	$9,996
10/31/2018	$10,204	$10,070	$9,917
11/30/2018	$10,224	$10,099	$9,976
12/31/2018	$10,276	$10,177	$10,159
1/31/2019	$10,346	$10,217	$10,267
2/28/2019	$10,374	$10,233	$10,261
3/31/2019	$10,445	$10,300	$10,458
4/30/2019	$10,485	$10,324	$10,461
5/31/2019	$10,548	$10,395	$10,647
6/30/2019	$10,611	$10,453	$10,780
7/31/2019	$10,629	$10,447	$10,804
8/31/2019	$10,689	$10,531	$11,084
9/30/2019	$10,703	$10,525	$11,025
10/31/2019	$10,743	$10,562	$11,058
11/30/2019	$10,748	$10,562	$11,053
12/31/2019	$10,770	$10,587	$11,045
1/31/2020	$10,849	$10,646	$11,258
2/29/2020	$10,897	$10,733	$11,460
3/31/2020	$10,444	$10,766	$11,393
4/30/2020	$10,648	$10,834	$11,595
5/31/2020	$10,753	$10,870	$11,649
6/30/2020	$10,876	$10,892	$11,723
7/31/2020	$10,931	$10,913	$11,898
8/31/2020	$10,975	$10,917	$11,802
9/30/2020	$10,983	$10,918	$11,795
10/31/2020	$10,991	$10,920	$11,743
11/30/2020	$11,034	$10,930	$11,858
12/31/2020	$11,077	$10,940	$11,874
1/31/2021	$11,108	$10,944	$11,789
2/28/2021	$11,104	$10,941	$11,619
3/31/2021	$11,088	$10,936	$11,474
4/30/2021	$11,118	$10,944	$11,564
5/31/2021	$11,134	$10,957	$11,602
6/30/2021	$11,140	$10,940	$11,684
7/31/2021	$11,157	$10,959	$11,814
8/31/2021	$11,153	$10,959	$11,792
9/30/2021	$11,161	$10,950	$11,690
10/31/2021	$11,136	$10,914	$11,686
11/30/2021	$11,122	$10,905	$11,721
12/31/2021	$11,119	$10,889	$11,691
1/31/2022	$11,058	$10,811	$11,439
2/28/2022	$10,998	$10,763	$11,312
3/31/2022	$10,859	$10,618	$10,997
4/30/2022	$10,791	$10,561	$10,580
5/31/2022	$10,804	$10,625	$10,648
6/30/2022	$10,726	$10,551	$10,481
7/31/2022	$10,800	$10,606	$10,737
8/31/2022	$10,749	$10,523	$10,434
9/30/2022	$10,607	$10,395	$9,983
10/31/2022	$10,582	$10,382	$9,854
11/30/2022	$10,688	$10,467	$10,216
12/31/2022	$10,738	$10,487	$10,170
1/31/2023	$10,861	$10,572	$10,483
2/28/2023	$10,807	$10,493	$10,212
3/31/2023	$10,921	$10,646	$10,471
4/30/2023	$10,978	$10,682	$10,535
5/31/2023	$10,952	$10,649	$10,420
6/30/2023	$10,914	$10,606	$10,383
7/31/2023	$10,985	$10,650	$10,376
8/31/2023	$11,033	$10,688	$10,309
9/30/2023	$11,032	$10,683	$10,047
10/31/2023	$11,056	$10,717	$9,889
11/30/2023	$11,205	$10,841	$10,337
12/31/2023	$11,354	$10,971	$10,732
1/31/2024	$11,428	$11,014	$10,703
2/29/2024	$11,402	$10,973	$10,552
3/31/2024	$11,465	$11,017	$10,649
4/30/2024	$11,440	$10,980	$10,380
5/31/2024	$11,541	$11,060	$10,556
6/30/2024	$11,604	$11,122	$10,656
7/31/2024	$11,730	$11,254	$10,905
8/31/2024	$11,845	$11,356	$11,062
9/30/2024	$11,946	$11,451	$11,210
10/31/2024	$11,892	$11,386	$10,932
11/30/2024	$11,940	$11,424	$11,047
12/31/2024	$11,963	$11,449	$10,866
1/31/2025	$12,024	$11,501	$10,924
2/28/2025	$12,110	$11,582	$11,164
3/31/2025	$12,158	$11,635	$11,169
4/30/2025	$12,234	$11,723	$11,213
5/31/2025	$12,244	$11,708	$11,132
6/30/2025	$12,333	$11,783	$11,303
7/31/2025	$12,342	$11,780	$11,274
8/31/2025	$12,459	$11,883	$11,409
9/30/2025	$12,509	$11,923	$11,533
10/31/2025	$12,546	$11,963	$11,605
11/30/2025	$12,608	$12,019	$11,677

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class F3 at NAV	5.59%	2.70%	2.73%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 637,155,604
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,154,635
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180465
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class I
Trading Symbol	LSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.49%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,027	$10,008	$10,044
6/30/2017	$10,030	$10,005	$10,034
7/31/2017	$10,063	$10,030	$10,077
8/31/2017	$10,096	$10,050	$10,167
9/30/2017	$10,077	$10,038	$10,119
10/31/2017	$10,091	$10,036	$10,125
11/30/2017	$10,083	$10,014	$10,112
12/31/2017	$10,087	$10,017	$10,158
1/31/2018	$10,071	$9,991	$10,041
2/28/2018	$10,065	$9,981	$9,946
3/31/2018	$10,080	$9,997	$10,010
4/30/2018	$10,076	$9,987	$9,935
5/31/2018	$10,114	$10,024	$10,006
6/30/2018	$10,123	$10,025	$9,994
7/31/2018	$10,141	$10,031	$9,996
8/31/2018	$10,171	$10,066	$10,061
9/30/2018	$10,181	$10,059	$9,996
10/31/2018	$10,189	$10,070	$9,917
11/30/2018	$10,197	$10,099	$9,976
12/31/2018	$10,248	$10,177	$10,159
1/31/2019	$10,317	$10,217	$10,267
2/28/2019	$10,354	$10,233	$10,261
3/31/2019	$10,425	$10,300	$10,458
4/30/2019	$10,465	$10,324	$10,461
5/31/2019	$10,527	$10,395	$10,647
6/30/2019	$10,590	$10,453	$10,780
7/31/2019	$10,608	$10,447	$10,804
8/31/2019	$10,678	$10,531	$11,084
9/30/2019	$10,681	$10,525	$11,025
10/31/2019	$10,721	$10,562	$11,058
11/30/2019	$10,726	$10,562	$11,053
12/31/2019	$10,758	$10,587	$11,045
1/31/2020	$10,836	$10,646	$11,258
2/29/2020	$10,883	$10,733	$11,460
3/31/2020	$10,430	$10,766	$11,393
4/30/2020	$10,633	$10,834	$11,595
5/31/2020	$10,737	$10,870	$11,649
6/30/2020	$10,858	$10,892	$11,723
7/31/2020	$10,912	$10,913	$11,898
8/31/2020	$10,943	$10,917	$11,802
9/30/2020	$10,961	$10,918	$11,795
10/31/2020	$10,968	$10,920	$11,743
11/30/2020	$11,010	$10,930	$11,858
12/31/2020	$11,052	$10,940	$11,874
1/31/2021	$11,082	$10,944	$11,789
2/28/2021	$11,076	$10,941	$11,619
3/31/2021	$11,059	$10,936	$11,474
4/30/2021	$11,076	$10,944	$11,564
5/31/2021	$11,092	$10,957	$11,602
6/30/2021	$11,097	$10,940	$11,684
7/31/2021	$11,113	$10,959	$11,814
8/31/2021	$11,118	$10,959	$11,792
9/30/2021	$11,114	$10,950	$11,690
10/31/2021	$11,088	$10,914	$11,686
11/30/2021	$11,085	$10,905	$11,721
12/31/2021	$11,070	$10,889	$11,691
1/31/2022	$11,020	$10,811	$11,439
2/28/2022	$10,948	$10,763	$11,312
3/31/2022	$10,810	$10,618	$10,997
4/30/2022	$10,753	$10,561	$10,580
5/31/2022	$10,754	$10,625	$10,648
6/30/2022	$10,676	$10,551	$10,481
7/31/2022	$10,748	$10,606	$10,737
8/31/2022	$10,697	$10,523	$10,434
9/30/2022	$10,555	$10,395	$9,983
10/31/2022	$10,530	$10,382	$9,854
11/30/2022	$10,634	$10,467	$10,216
12/31/2022	$10,684	$10,487	$10,170
1/31/2023	$10,806	$10,572	$10,483
2/28/2023	$10,751	$10,493	$10,212
3/31/2023	$10,864	$10,646	$10,471
4/30/2023	$10,919	$10,682	$10,535
5/31/2023	$10,893	$10,649	$10,420
6/30/2023	$10,854	$10,606	$10,383
7/31/2023	$10,924	$10,650	$10,376
8/31/2023	$10,983	$10,688	$10,309
9/30/2023	$10,969	$10,683	$10,047
10/31/2023	$11,004	$10,717	$9,889
11/30/2023	$11,151	$10,841	$10,337
12/31/2023	$11,286	$10,971	$10,732
1/31/2024	$11,359	$11,014	$10,703
2/29/2024	$11,332	$10,973	$10,552
3/31/2024	$11,394	$11,017	$10,649
4/30/2024	$11,380	$10,980	$10,380
5/31/2024	$11,468	$11,060	$10,556
6/30/2024	$11,529	$11,122	$10,656
7/31/2024	$11,666	$11,254	$10,905
8/31/2024	$11,767	$11,356	$11,062
9/30/2024	$11,866	$11,451	$11,210
10/31/2024	$11,812	$11,386	$10,932
11/30/2024	$11,859	$11,424	$11,047
12/31/2024	$11,880	$11,449	$10,866
1/31/2025	$11,941	$11,501	$10,924
2/28/2025	$12,025	$11,582	$11,164
3/31/2025	$12,072	$11,635	$11,169
4/30/2025	$12,146	$11,723	$11,213
5/31/2025	$12,155	$11,708	$11,132
6/30/2025	$12,242	$11,783	$11,303
7/31/2025	$12,251	$11,780	$11,274
8/31/2025	$12,366	$11,883	$11,409
9/30/2025	$12,414	$11,923	$11,533
10/31/2025	$12,450	$11,963	$11,605
11/30/2025	$12,511	$12,019	$11,677

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class I at NAV	5.49%	2.59%	2.63%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 637,155,604
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,154,635
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180467
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R3
Trading Symbol	LDCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 4.97%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,004	$9,992	$9,967
5/31/2017	$10,022	$10,008	$10,044
6/30/2017	$10,021	$10,005	$10,034
7/31/2017	$10,049	$10,030	$10,077
8/31/2017	$10,078	$10,050	$10,167
9/30/2017	$10,055	$10,038	$10,119
10/31/2017	$10,064	$10,036	$10,125
11/30/2017	$10,053	$10,014	$10,112
12/31/2017	$10,053	$10,017	$10,158
1/31/2018	$10,032	$9,991	$10,041
2/28/2018	$10,022	$9,981	$9,946
3/31/2018	$10,033	$9,997	$10,010
4/30/2018	$10,025	$9,987	$9,935
5/31/2018	$10,059	$10,024	$10,006
6/30/2018	$10,063	$10,025	$9,994
7/31/2018	$10,077	$10,031	$9,996
8/31/2018	$10,103	$10,066	$10,061
9/30/2018	$10,108	$10,059	$9,996
10/31/2018	$10,113	$10,070	$9,917
11/30/2018	$10,128	$10,099	$9,976
12/31/2018	$10,174	$10,177	$10,159
1/31/2019	$10,239	$10,217	$10,267
2/28/2019	$10,262	$10,233	$10,261
3/31/2019	$10,327	$10,300	$10,458
4/30/2019	$10,363	$10,324	$10,461
5/31/2019	$10,420	$10,395	$10,647
6/30/2019	$10,478	$10,453	$10,780
7/31/2019	$10,491	$10,447	$10,804
8/31/2019	$10,545	$10,531	$11,084
9/30/2019	$10,555	$10,525	$11,025
10/31/2019	$10,590	$10,562	$11,058
11/30/2019	$10,590	$10,562	$11,053
12/31/2019	$10,618	$10,587	$11,045
1/31/2020	$10,680	$10,646	$11,258
2/29/2020	$10,723	$10,733	$11,460
3/31/2020	$10,282	$10,766	$11,393
4/30/2020	$10,479	$10,834	$11,595
5/31/2020	$10,566	$10,870	$11,649
6/30/2020	$10,681	$10,892	$11,723
7/31/2020	$10,741	$10,913	$11,898
8/31/2020	$10,767	$10,917	$11,802
9/30/2020	$10,770	$10,918	$11,795
10/31/2020	$10,773	$10,920	$11,743
11/30/2020	$10,820	$10,930	$11,858
12/31/2020	$10,845	$10,940	$11,874
1/31/2021	$10,870	$10,944	$11,789
2/28/2021	$10,871	$10,941	$11,619
3/31/2021	$10,851	$10,936	$11,474
4/30/2021	$10,863	$10,944	$11,564
5/31/2021	$10,874	$10,957	$11,602
6/30/2021	$10,874	$10,940	$11,684
7/31/2021	$10,885	$10,959	$11,814
8/31/2021	$10,886	$10,959	$11,792
9/30/2021	$10,878	$10,950	$11,690
10/31/2021	$10,848	$10,914	$11,686
11/30/2021	$10,829	$10,905	$11,721
12/31/2021	$10,821	$10,889	$11,691
1/31/2022	$10,767	$10,811	$11,439
2/28/2022	$10,693	$10,763	$11,312
3/31/2022	$10,553	$10,618	$10,997
4/30/2022	$10,482	$10,561	$10,580
5/31/2022	$10,490	$10,625	$10,648
6/30/2022	$10,409	$10,551	$10,481
7/31/2022	$10,475	$10,606	$10,737
8/31/2022	$10,422	$10,523	$10,434
9/30/2022	$10,279	$10,395	$9,983
10/31/2022	$10,250	$10,382	$9,854
11/30/2022	$10,347	$10,467	$10,216
12/31/2022	$10,391	$10,487	$10,170
1/31/2023	$10,505	$10,572	$10,483
2/28/2023	$10,448	$10,493	$10,212
3/31/2023	$10,553	$10,646	$10,471
4/30/2023	$10,603	$10,682	$10,535
5/31/2023	$10,573	$10,649	$10,420
6/30/2023	$10,531	$10,606	$10,383
7/31/2023	$10,594	$10,650	$10,376
8/31/2023	$10,635	$10,688	$10,309
9/30/2023	$10,628	$10,683	$10,047
10/31/2023	$10,647	$10,717	$9,889
11/30/2023	$10,784	$10,841	$10,337
12/31/2023	$10,922	$10,971	$10,732
1/31/2024	$10,988	$11,014	$10,703
2/29/2024	$10,958	$10,973	$10,552
3/31/2024	$11,013	$11,017	$10,649
4/30/2024	$10,983	$10,980	$10,380
5/31/2024	$11,074	$11,060	$10,556
6/30/2024	$11,128	$11,122	$10,656
7/31/2024	$11,244	$11,254	$10,905
8/31/2024	$11,348	$11,356	$11,062
9/30/2024	$11,440	$11,451	$11,210
10/31/2024	$11,383	$11,386	$10,932
11/30/2024	$11,423	$11,424	$11,047
12/31/2024	$11,439	$11,449	$10,866
1/31/2025	$11,492	$11,501	$10,924
2/28/2025	$11,569	$11,582	$11,164
3/31/2025	$11,609	$11,635	$11,169
4/30/2025	$11,676	$11,723	$11,213
5/31/2025	$11,679	$11,708	$11,132
6/30/2025	$11,758	$11,783	$11,303
7/31/2025	$11,762	$11,780	$11,274
8/31/2025	$11,867	$11,883	$11,409
9/30/2025	$11,909	$11,923	$11,533
10/31/2025	$11,938	$11,963	$11,605
11/30/2025	$11,991	$12,019	$11,677

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class R3 at NAV	4.97%	2.08%	2.13%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 637,155,604
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,154,635
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180468
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R4
Trading Symbol	LSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.23%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,004	$9,992	$9,967
5/31/2017	$10,024	$10,008	$10,044
6/30/2017	$10,025	$10,005	$10,034
7/31/2017	$10,056	$10,030	$10,077
8/31/2017	$10,087	$10,050	$10,167
9/30/2017	$10,066	$10,038	$10,119
10/31/2017	$10,078	$10,036	$10,125
11/30/2017	$10,068	$10,014	$10,112
12/31/2017	$10,070	$10,017	$10,158
1/31/2018	$10,052	$9,991	$10,041
2/28/2018	$10,043	$9,981	$9,946
3/31/2018	$10,056	$9,997	$10,010
4/30/2018	$10,051	$9,987	$9,935
5/31/2018	$10,086	$10,024	$10,006
6/30/2018	$10,093	$10,025	$9,994
7/31/2018	$10,109	$10,031	$9,996
8/31/2018	$10,137	$10,066	$10,061
9/30/2018	$10,145	$10,059	$9,996
10/31/2018	$10,151	$10,070	$9,917
11/30/2018	$10,169	$10,099	$9,976
12/31/2018	$10,217	$10,177	$10,159
1/31/2019	$10,284	$10,217	$10,267
2/28/2019	$10,309	$10,233	$10,261
3/31/2019	$10,377	$10,300	$10,458
4/30/2019	$10,415	$10,324	$10,461
5/31/2019	$10,475	$10,395	$10,647
6/30/2019	$10,534	$10,453	$10,780
7/31/2019	$10,550	$10,447	$10,804
8/31/2019	$10,607	$10,531	$11,084
9/30/2019	$10,619	$10,525	$11,025
10/31/2019	$10,656	$10,562	$11,058
11/30/2019	$10,659	$10,562	$11,053
12/31/2019	$10,689	$10,587	$11,045
1/31/2020	$10,754	$10,646	$11,258
2/29/2020	$10,799	$10,733	$11,460
3/31/2020	$10,357	$10,766	$11,393
4/30/2020	$10,557	$10,834	$11,595
5/31/2020	$10,657	$10,870	$11,649
6/30/2020	$10,776	$10,892	$11,723
7/31/2020	$10,827	$10,913	$11,898
8/31/2020	$10,856	$10,917	$11,802
9/30/2020	$10,872	$10,918	$11,795
10/31/2020	$10,866	$10,920	$11,743
11/30/2020	$10,916	$10,930	$11,858
12/31/2020	$10,944	$10,940	$11,874
1/31/2021	$10,972	$10,944	$11,789
2/28/2021	$10,975	$10,941	$11,619
3/31/2021	$10,957	$10,936	$11,474
4/30/2021	$10,971	$10,944	$11,564
5/31/2021	$10,984	$10,957	$11,602
6/30/2021	$10,987	$10,940	$11,684
7/31/2021	$11,000	$10,959	$11,814
8/31/2021	$11,004	$10,959	$11,792
9/30/2021	$10,998	$10,950	$11,690
10/31/2021	$10,970	$10,914	$11,686
11/30/2021	$10,964	$10,905	$11,721
12/31/2021	$10,947	$10,889	$11,691
1/31/2022	$10,895	$10,811	$11,439
2/28/2022	$10,822	$10,763	$11,312
3/31/2022	$10,683	$10,618	$10,997
4/30/2022	$10,624	$10,561	$10,580
5/31/2022	$10,623	$10,625	$10,648
6/30/2022	$10,544	$10,551	$10,481
7/31/2022	$10,613	$10,606	$10,737
8/31/2022	$10,561	$10,523	$10,434
9/30/2022	$10,418	$10,395	$9,983
10/31/2022	$10,391	$10,382	$9,854
11/30/2022	$10,492	$10,467	$10,216
12/31/2022	$10,538	$10,487	$10,170
1/31/2023	$10,667	$10,572	$10,483
2/28/2023	$10,600	$10,493	$10,212
3/31/2023	$10,721	$10,646	$10,471
4/30/2023	$10,761	$10,682	$10,535
5/31/2023	$10,733	$10,649	$10,420
6/30/2023	$10,704	$10,606	$10,383
7/31/2023	$10,771	$10,650	$10,376
8/31/2023	$10,815	$10,688	$10,309
9/30/2023	$10,811	$10,683	$10,047
10/31/2023	$10,831	$10,717	$9,889
11/30/2023	$10,974	$10,841	$10,337
12/31/2023	$11,116	$10,971	$10,732
1/31/2024	$11,173	$11,014	$10,703
2/29/2024	$11,157	$10,973	$10,552
3/31/2024	$11,203	$11,017	$10,649
4/30/2024	$11,187	$10,980	$10,380
5/31/2024	$11,271	$11,060	$10,556
6/30/2024	$11,341	$11,122	$10,656
7/31/2024	$11,461	$11,254	$10,905
8/31/2024	$11,557	$11,356	$11,062
9/30/2024	$11,652	$11,451	$11,210
10/31/2024	$11,597	$11,386	$10,932
11/30/2024	$11,641	$11,424	$11,047
12/31/2024	$11,672	$11,449	$10,866
1/31/2025	$11,716	$11,501	$10,924
2/28/2025	$11,797	$11,582	$11,164
3/31/2025	$11,853	$11,635	$11,169
4/30/2025	$11,910	$11,723	$11,213
5/31/2025	$11,916	$11,708	$11,132
6/30/2025	$12,000	$11,783	$11,303
7/31/2025	$12,005	$11,780	$11,274
8/31/2025	$12,116	$11,883	$11,409
9/30/2025	$12,161	$11,923	$11,533
10/31/2025	$12,193	$11,963	$11,605
11/30/2025	$12,250	$12,019	$11,677

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class R4 at NAV	5.23%	2.33%	2.38%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 637,155,604
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,154,635
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180469
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R5
Trading Symbol	LSCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.49%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,027	$10,008	$10,044
6/30/2017	$10,030	$10,005	$10,034
7/31/2017	$10,063	$10,030	$10,077
8/31/2017	$10,095	$10,050	$10,167
9/30/2017	$10,077	$10,038	$10,119
10/31/2017	$10,091	$10,036	$10,125
11/30/2017	$10,083	$10,014	$10,112
12/31/2017	$10,087	$10,017	$10,158
1/31/2018	$10,071	$9,991	$10,041
2/28/2018	$10,064	$9,981	$9,946
3/31/2018	$10,080	$9,997	$10,010
4/30/2018	$10,076	$9,987	$9,935
5/31/2018	$10,114	$10,024	$10,006
6/30/2018	$10,122	$10,025	$9,994
7/31/2018	$10,141	$10,031	$9,996
8/31/2018	$10,181	$10,066	$10,061
9/30/2018	$10,181	$10,059	$9,996
10/31/2018	$10,190	$10,070	$9,917
11/30/2018	$10,209	$10,099	$9,976
12/31/2018	$10,260	$10,177	$10,159
1/31/2019	$10,329	$10,217	$10,267
2/28/2019	$10,356	$10,233	$10,261
3/31/2019	$10,427	$10,300	$10,458
4/30/2019	$10,467	$10,324	$10,461
5/31/2019	$10,529	$10,395	$10,647
6/30/2019	$10,591	$10,453	$10,780
7/31/2019	$10,610	$10,447	$10,804
8/31/2019	$10,669	$10,531	$11,084
9/30/2019	$10,683	$10,525	$11,025
10/31/2019	$10,723	$10,562	$11,058
11/30/2019	$10,728	$10,562	$11,053
12/31/2019	$10,760	$10,587	$11,045
1/31/2020	$10,828	$10,646	$11,258
2/29/2020	$10,886	$10,733	$11,460
3/31/2020	$10,433	$10,766	$11,393
4/30/2020	$10,636	$10,834	$11,595
5/31/2020	$10,739	$10,870	$11,649
6/30/2020	$10,861	$10,892	$11,723
7/31/2020	$10,915	$10,913	$11,898
8/31/2020	$10,946	$10,917	$11,802
9/30/2020	$10,965	$10,918	$11,795
10/31/2020	$10,961	$10,920	$11,743
11/30/2020	$11,013	$10,930	$11,858
12/31/2020	$11,055	$10,940	$11,874
1/31/2021	$11,074	$10,944	$11,789
2/28/2021	$11,080	$10,941	$11,619
3/31/2021	$11,063	$10,936	$11,474
4/30/2021	$11,080	$10,944	$11,564
5/31/2021	$11,096	$10,957	$11,602
6/30/2021	$11,100	$10,940	$11,684
7/31/2021	$11,116	$10,959	$11,814
8/31/2021	$11,122	$10,959	$11,792
9/30/2021	$11,118	$10,950	$11,690
10/31/2021	$11,092	$10,914	$11,686
11/30/2021	$11,088	$10,905	$11,721
12/31/2021	$11,073	$10,889	$11,691
1/31/2022	$11,023	$10,811	$11,439
2/28/2022	$10,951	$10,763	$11,312
3/31/2022	$10,813	$10,618	$10,997
4/30/2022	$10,756	$10,561	$10,580
5/31/2022	$10,757	$10,625	$10,648
6/30/2022	$10,679	$10,551	$10,481
7/31/2022	$10,751	$10,606	$10,737
8/31/2022	$10,700	$10,523	$10,434
9/30/2022	$10,558	$10,395	$9,983
10/31/2022	$10,533	$10,382	$9,854
11/30/2022	$10,637	$10,467	$10,216
12/31/2022	$10,687	$10,487	$10,170
1/31/2023	$10,820	$10,572	$10,483
2/28/2023	$10,754	$10,493	$10,212
3/31/2023	$10,879	$10,646	$10,471
4/30/2023	$10,922	$10,682	$10,535
5/31/2023	$10,896	$10,649	$10,420
6/30/2023	$10,869	$10,606	$10,383
7/31/2023	$10,938	$10,650	$10,376
8/31/2023	$10,986	$10,688	$10,309
9/30/2023	$10,971	$10,683	$10,047
10/31/2023	$11,007	$10,717	$9,889
11/30/2023	$11,154	$10,841	$10,337
12/31/2023	$11,301	$10,971	$10,732
1/31/2024	$11,361	$11,014	$10,703
2/29/2024	$11,335	$10,973	$10,552
3/31/2024	$11,397	$11,017	$10,649
4/30/2024	$11,383	$10,980	$10,380
5/31/2024	$11,470	$11,060	$10,556
6/30/2024	$11,544	$11,122	$10,656
7/31/2024	$11,669	$11,254	$10,905
8/31/2024	$11,769	$11,356	$11,062
9/30/2024	$11,868	$11,451	$11,210
10/31/2024	$11,814	$11,386	$10,932
11/30/2024	$11,861	$11,424	$11,047
12/31/2024	$11,895	$11,449	$10,866
1/31/2025	$11,943	$11,501	$10,924
2/28/2025	$12,027	$11,582	$11,164
3/31/2025	$12,074	$11,635	$11,169
4/30/2025	$12,148	$11,723	$11,213
5/31/2025	$12,157	$11,708	$11,132
6/30/2025	$12,244	$11,783	$11,303
7/31/2025	$12,253	$11,780	$11,274
8/31/2025	$12,368	$11,883	$11,409
9/30/2025	$12,416	$11,923	$11,533
10/31/2025	$12,452	$11,963	$11,605
11/30/2025	$12,513	$12,019	$11,677

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class R5 at NAV	5.49%	2.59%	2.64%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 637,155,604
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,154,635
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180470
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R6
Trading Symbol	LDCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.59%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,038	$10,008	$10,044
6/30/2017	$10,032	$10,005	$10,034
7/31/2017	$10,066	$10,030	$10,077
8/31/2017	$10,099	$10,050	$10,167
9/30/2017	$10,082	$10,038	$10,119
10/31/2017	$10,096	$10,036	$10,125
11/30/2017	$10,089	$10,014	$10,112
12/31/2017	$10,094	$10,017	$10,158
1/31/2018	$10,079	$9,991	$10,041
2/28/2018	$10,073	$9,981	$9,946
3/31/2018	$10,089	$9,997	$10,010
4/30/2018	$10,087	$9,987	$9,935
5/31/2018	$10,125	$10,024	$10,006
6/30/2018	$10,134	$10,025	$9,994
7/31/2018	$10,153	$10,031	$9,996
8/31/2018	$10,184	$10,066	$10,061
9/30/2018	$10,195	$10,059	$9,996
10/31/2018	$10,204	$10,070	$9,917
11/30/2018	$10,224	$10,099	$9,976
12/31/2018	$10,276	$10,177	$10,159
1/31/2019	$10,346	$10,217	$10,267
2/28/2019	$10,374	$10,233	$10,261
3/31/2019	$10,445	$10,300	$10,458
4/30/2019	$10,485	$10,324	$10,461
5/31/2019	$10,548	$10,395	$10,647
6/30/2019	$10,611	$10,453	$10,780
7/31/2019	$10,629	$10,447	$10,804
8/31/2019	$10,689	$10,531	$11,084
9/30/2019	$10,703	$10,525	$11,025
10/31/2019	$10,743	$10,562	$11,058
11/30/2019	$10,748	$10,562	$11,053
12/31/2019	$10,781	$10,587	$11,045
1/31/2020	$10,849	$10,646	$11,258
2/29/2020	$10,897	$10,733	$11,460
3/31/2020	$10,455	$10,766	$11,393
4/30/2020	$10,648	$10,834	$11,595
5/31/2020	$10,753	$10,870	$11,649
6/30/2020	$10,876	$10,892	$11,723
7/31/2020	$10,943	$10,913	$11,898
8/31/2020	$10,975	$10,917	$11,802
9/30/2020	$10,983	$10,918	$11,795
10/31/2020	$10,991	$10,920	$11,743
11/30/2020	$11,044	$10,930	$11,858
12/31/2020	$11,075	$10,940	$11,874
1/31/2021	$11,106	$10,944	$11,789
2/28/2021	$11,101	$10,941	$11,619
3/31/2021	$11,096	$10,936	$11,474
4/30/2021	$11,114	$10,944	$11,564
5/31/2021	$11,130	$10,957	$11,602
6/30/2021	$11,136	$10,940	$11,684
7/31/2021	$11,152	$10,959	$11,814
8/31/2021	$11,159	$10,959	$11,792
9/30/2021	$11,155	$10,950	$11,690
10/31/2021	$11,130	$10,914	$11,686
11/30/2021	$11,116	$10,905	$11,721
12/31/2021	$11,113	$10,889	$11,691
1/31/2022	$11,063	$10,811	$11,439
2/28/2022	$10,992	$10,763	$11,312
3/31/2022	$10,853	$10,618	$10,997
4/30/2022	$10,785	$10,561	$10,580
5/31/2022	$10,798	$10,625	$10,648
6/30/2022	$10,720	$10,551	$10,481
7/31/2022	$10,794	$10,606	$10,737
8/31/2022	$10,743	$10,523	$10,434
9/30/2022	$10,601	$10,395	$9,983
10/31/2022	$10,577	$10,382	$9,854
11/30/2022	$10,682	$10,467	$10,216
12/31/2022	$10,732	$10,487	$10,170
1/31/2023	$10,855	$10,572	$10,483
2/28/2023	$10,801	$10,493	$10,212
3/31/2023	$10,915	$10,646	$10,471
4/30/2023	$10,972	$10,682	$10,535
5/31/2023	$10,946	$10,649	$10,420
6/30/2023	$10,908	$10,606	$10,383
7/31/2023	$10,979	$10,650	$10,376
8/31/2023	$11,039	$10,688	$10,309
9/30/2023	$11,026	$10,683	$10,047
10/31/2023	$11,051	$10,717	$9,889
11/30/2023	$11,199	$10,841	$10,337
12/31/2023	$11,348	$10,971	$10,732
1/31/2024	$11,422	$11,014	$10,703
2/29/2024	$11,396	$10,973	$10,552
3/31/2024	$11,459	$11,017	$10,649
4/30/2024	$11,434	$10,980	$10,380
5/31/2024	$11,535	$11,060	$10,556
6/30/2024	$11,597	$11,122	$10,656
7/31/2024	$11,724	$11,254	$10,905
8/31/2024	$11,839	$11,356	$11,062
9/30/2024	$11,939	$11,451	$11,210
10/31/2024	$11,886	$11,386	$10,932
11/30/2024	$11,934	$11,424	$11,047
12/31/2024	$11,956	$11,449	$10,866
1/31/2025	$12,018	$11,501	$10,924
2/28/2025	$12,104	$11,582	$11,164
3/31/2025	$12,152	$11,635	$11,169
4/30/2025	$12,227	$11,723	$11,213
5/31/2025	$12,237	$11,708	$11,132
6/30/2025	$12,326	$11,783	$11,303
7/31/2025	$12,336	$11,780	$11,274
8/31/2025	$12,452	$11,883	$11,409
9/30/2025	$12,489	$11,923	$11,533
10/31/2025	$12,539	$11,963	$11,605
11/30/2025	$12,601	$12,019	$11,677

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class R6 at NAV	5.59%	2.67%	2.72%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 637,155,604
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,154,635
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019992
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class A
Trading Symbol	LALDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.69%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,775	$10,000	$10,000
12/31/2015	$9,717	$9,975	$9,968
1/31/2016	$9,705	$10,002	$10,105
2/29/2016	$9,715	$10,012	$10,177
3/31/2016	$9,838	$10,096	$10,270
4/30/2016	$9,916	$10,138	$10,309
5/31/2016	$9,925	$10,139	$10,312
6/30/2016	$10,004	$10,201	$10,497
7/31/2016	$10,058	$10,224	$10,564
8/31/2016	$10,069	$10,227	$10,552
9/30/2016	$10,102	$10,235	$10,545
10/31/2016	$10,111	$10,240	$10,465
11/30/2016	$10,074	$10,197	$10,217
12/31/2016	$10,106	$10,213	$10,232
1/31/2017	$10,138	$10,243	$10,252
2/28/2017	$10,171	$10,277	$10,321
3/31/2017	$10,179	$10,285	$10,315
4/30/2017	$10,211	$10,312	$10,395
5/31/2017	$10,242	$10,340	$10,475
6/30/2017	$10,250	$10,347	$10,464
7/31/2017	$10,280	$10,388	$10,509
8/31/2017	$10,312	$10,409	$10,603
9/30/2017	$10,319	$10,410	$10,553
10/31/2017	$10,324	$10,419	$10,559
11/30/2017	$10,331	$10,397	$10,546
12/31/2017	$10,338	$10,408	$10,594
1/31/2018	$10,320	$10,390	$10,472
2/28/2018	$10,303	$10,367	$10,373
3/31/2018	$10,335	$10,369	$10,439
4/30/2018	$10,320	$10,378	$10,362
5/31/2018	$10,353	$10,417	$10,435
6/30/2018	$10,362	$10,417	$10,423
7/31/2018	$10,395	$10,441	$10,425
8/31/2018	$10,429	$10,485	$10,492
9/30/2018	$10,439	$10,492	$10,425
10/31/2018	$10,422	$10,495	$10,342
11/30/2018	$10,431	$10,504	$10,404
12/31/2018	$10,465	$10,577	$10,595
1/31/2019	$10,574	$10,651	$10,708
2/28/2019	$10,608	$10,689	$10,701
3/31/2019	$10,692	$10,772	$10,907
4/30/2019	$10,727	$10,807	$10,910
5/31/2019	$10,786	$10,868	$11,103
6/30/2019	$10,870	$10,944	$11,243
7/31/2019	$10,877	$10,958	$11,268
8/31/2019	$10,935	$11,041	$11,560
9/30/2019	$10,942	$11,054	$11,498
10/31/2019	$10,972	$11,103	$11,533
11/30/2019	$11,003	$11,113	$11,527
12/31/2019	$11,032	$11,151	$11,519
1/31/2020	$11,114	$11,215	$11,740
2/29/2020	$11,142	$11,279	$11,952
3/31/2020	$10,434	$10,964	$11,881
4/30/2020	$10,728	$11,224	$12,093
5/31/2020	$10,888	$11,354	$12,149
6/30/2020	$11,049	$11,445	$12,225
7/31/2020	$11,128	$11,502	$12,408
8/31/2020	$11,180	$11,531	$12,308
9/30/2020	$11,178	$11,530	$12,301
10/31/2020	$11,201	$11,551	$12,246
11/30/2020	$11,307	$11,590	$12,366
12/31/2020	$11,357	$11,615	$12,383
1/31/2021	$11,381	$11,622	$12,295
2/28/2021	$11,404	$11,626	$12,117
3/31/2021	$11,400	$11,617	$11,966
4/30/2021	$11,451	$11,641	$12,060
5/31/2021	$11,474	$11,666	$12,100
6/30/2021	$11,496	$11,657	$12,185
7/31/2021	$11,491	$11,676	$12,321
8/31/2021	$11,513	$11,681	$12,297
9/30/2021	$11,506	$11,678	$12,191
10/31/2021	$11,472	$11,640	$12,188
11/30/2021	$11,465	$11,622	$12,224
12/31/2021	$11,486	$11,614	$12,192
1/31/2022	$11,397	$11,527	$11,930
2/28/2022	$11,310	$11,438	$11,797
3/31/2022	$11,167	$11,248	$11,469
4/30/2022	$11,082	$11,166	$11,034
5/31/2022	$11,107	$11,230	$11,105
6/30/2022	$10,967	$11,134	$10,931
7/31/2022	$11,078	$11,218	$11,198
8/31/2022	$10,998	$11,155	$10,881
9/30/2022	$10,805	$10,994	$10,411
10/31/2022	$10,783	$10,970	$10,276
11/30/2022	$10,904	$11,115	$10,654
12/31/2022	$10,940	$11,150	$10,606
1/31/2023	$11,064	$11,266	$10,932
2/28/2023	$11,014	$11,196	$10,650
3/31/2023	$11,112	$11,295	$10,920
4/30/2023	$11,153	$11,364	$10,987
5/31/2023	$11,137	$11,345	$10,867
6/30/2023	$11,093	$11,330	$10,828
7/31/2023	$11,164	$11,407	$10,821
8/31/2023	$11,208	$11,442	$10,751
9/30/2023	$11,193	$11,435	$10,478
10/31/2023	$11,179	$11,461	$10,313
11/30/2023	$11,343	$11,629	$10,780
12/31/2023	$11,506	$11,783	$11,193
1/31/2024	$11,554	$11,846	$11,162
2/29/2024	$11,538	$11,823	$11,004
3/31/2024	$11,617	$11,885	$11,106
4/30/2024	$11,574	$11,862	$10,825
5/31/2024	$11,683	$11,958	$11,009
6/30/2024	$11,732	$12,018	$11,113
7/31/2024	$11,873	$12,172	$11,373
8/31/2024	$11,953	$12,287	$11,536
9/30/2024	$12,065	$12,399	$11,690
10/31/2024	$12,021	$12,345	$11,401
11/30/2024	$12,072	$12,398	$11,521
12/31/2024	$12,121	$12,426	$11,332
1/31/2025	$12,171	$12,490	$11,393
2/28/2025	$12,252	$12,581	$11,643
3/31/2025	$12,303	$12,632	$11,648
4/30/2025	$12,355	$12,703	$11,693
5/31/2025	$12,378	$12,725	$11,610
6/30/2025	$12,496	$12,818	$11,788
7/31/2025	$12,485	$12,836	$11,757
8/31/2025	$12,604	$12,950	$11,898
9/30/2025	$12,656	$13,006	$12,028
10/31/2025	$12,708	$13,051	$12,103
11/30/2025	$12,759	$13,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	5.69%	2.45%	2.70%
Class A with sales charge	3.29%	1.96%	2.47%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,016,607,299
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 107,356,017
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019994
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class C
Trading Symbol	LDLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.02%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,935	$9,975	$9,968
1/31/2016	$9,918	$10,002	$10,105
2/29/2016	$9,900	$10,012	$10,177
3/31/2016	$10,043	$10,096	$10,270
4/30/2016	$10,118	$10,138	$10,309
5/31/2016	$10,121	$10,139	$10,312
6/30/2016	$10,196	$10,201	$10,497
7/31/2016	$10,223	$10,224	$10,564
8/31/2016	$10,252	$10,227	$10,552
9/30/2016	$10,280	$10,235	$10,545
10/31/2016	$10,284	$10,240	$10,465
11/30/2016	$10,242	$10,197	$10,217
12/31/2016	$10,245	$10,213	$10,232
1/31/2017	$10,296	$10,243	$10,252
2/28/2017	$10,323	$10,277	$10,321
3/31/2017	$10,326	$10,285	$10,315
4/30/2017	$10,353	$10,312	$10,395
5/31/2017	$10,379	$10,340	$10,475
6/30/2017	$10,382	$10,347	$10,464
7/31/2017	$10,407	$10,388	$10,509
8/31/2017	$10,433	$10,409	$10,603
9/30/2017	$10,435	$10,410	$10,553
10/31/2017	$10,435	$10,419	$10,559
11/30/2017	$10,437	$10,397	$10,546
12/31/2017	$10,438	$10,408	$10,594
1/31/2018	$10,415	$10,390	$10,472
2/28/2018	$10,393	$10,367	$10,373
3/31/2018	$10,395	$10,369	$10,439
4/30/2018	$10,399	$10,378	$10,362
5/31/2018	$10,426	$10,417	$10,435
6/30/2018	$10,431	$10,417	$10,423
7/31/2018	$10,433	$10,441	$10,425
8/31/2018	$10,463	$10,485	$10,492
9/30/2018	$10,467	$10,492	$10,425
10/31/2018	$10,445	$10,495	$10,342
11/30/2018	$10,474	$10,504	$10,404
12/31/2018	$10,502	$10,577	$10,595
1/31/2019	$10,580	$10,651	$10,708
2/28/2019	$10,634	$10,689	$10,701
3/31/2019	$10,688	$10,772	$10,907
4/30/2019	$10,742	$10,807	$10,910
5/31/2019	$10,795	$10,868	$11,103
6/30/2019	$10,848	$10,944	$11,243
7/31/2019	$10,876	$10,958	$11,268
8/31/2019	$10,928	$11,041	$11,560
9/30/2019	$10,929	$11,054	$11,498
10/31/2019	$10,954	$11,103	$11,533
11/30/2019	$10,952	$11,113	$11,527
12/31/2019	$11,002	$11,151	$11,519
1/31/2020	$11,077	$11,215	$11,740
2/29/2020	$11,100	$11,279	$11,952
3/31/2020	$10,393	$10,964	$11,881
4/30/2020	$10,652	$11,224	$12,093
5/31/2020	$10,805	$11,354	$12,149
6/30/2020	$10,958	$11,445	$12,225
7/31/2020	$11,030	$11,502	$12,408
8/31/2020	$11,102	$11,531	$12,308
9/30/2020	$11,094	$11,530	$12,301
10/31/2020	$11,111	$11,551	$12,246
11/30/2020	$11,183	$11,590	$12,366
12/31/2020	$11,253	$11,615	$12,383
1/31/2021	$11,270	$11,622	$12,295
2/28/2021	$11,287	$11,626	$12,117
3/31/2021	$11,277	$11,617	$11,966
4/30/2021	$11,295	$11,641	$12,060
5/31/2021	$11,338	$11,666	$12,100
6/30/2021	$11,327	$11,657	$12,185
7/31/2021	$11,343	$11,676	$12,321
8/31/2021	$11,331	$11,681	$12,297
9/30/2021	$11,319	$11,678	$12,191
10/31/2021	$11,306	$11,640	$12,188
11/30/2021	$11,294	$11,622	$12,224
12/31/2021	$11,281	$11,614	$12,192
1/31/2022	$11,188	$11,527	$11,930
2/28/2022	$11,124	$11,438	$11,797
3/31/2022	$10,980	$11,248	$11,469
4/30/2022	$10,890	$11,166	$11,034
5/31/2022	$10,882	$11,230	$11,105
6/30/2022	$10,740	$11,134	$10,931
7/31/2022	$10,843	$11,218	$11,198
8/31/2022	$10,787	$11,155	$10,881
9/30/2022	$10,594	$10,994	$10,411
10/31/2022	$10,539	$10,970	$10,276
11/30/2022	$10,651	$11,115	$10,654
12/31/2022	$10,681	$11,150	$10,606
1/31/2023	$10,823	$11,266	$10,932
2/28/2023	$10,743	$11,196	$10,650
3/31/2023	$10,832	$11,295	$10,920
4/30/2023	$10,895	$11,364	$10,987
5/31/2023	$10,846	$11,345	$10,867
6/30/2023	$10,798	$11,330	$10,828
7/31/2023	$10,861	$11,407	$10,821
8/31/2023	$10,898	$11,442	$10,751
9/30/2023	$10,879	$11,435	$10,478
10/31/2023	$10,888	$11,461	$10,313
11/30/2023	$11,012	$11,629	$10,780
12/31/2023	$11,165	$11,783	$11,193
1/31/2024	$11,234	$11,846	$11,162
2/29/2024	$11,214	$11,823	$11,004
3/31/2024	$11,255	$11,885	$11,106
4/30/2024	$11,238	$11,862	$10,825
5/31/2024	$11,309	$11,958	$11,009
6/30/2024	$11,380	$12,018	$11,113
7/31/2024	$11,480	$12,172	$11,373
8/31/2024	$11,581	$12,287	$11,536
9/30/2024	$11,653	$12,399	$11,690
10/31/2024	$11,606	$12,345	$11,401
11/30/2024	$11,678	$12,398	$11,521
12/31/2024	$11,690	$12,426	$11,332
1/31/2025	$11,732	$12,490	$11,393
2/28/2025	$11,834	$12,581	$11,643
3/31/2025	$11,847	$12,632	$11,648
4/30/2025	$11,891	$12,703	$11,693
5/31/2025	$11,937	$12,725	$11,610
6/30/2025	$12,014	$12,818	$11,788
7/31/2025	$12,028	$12,836	$11,757
8/31/2025	$12,136	$12,950	$11,898
9/30/2025	$12,179	$13,006	$12,028
10/31/2025	$12,223	$13,051	$12,103
11/30/2025	$12,265	$13,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	5.02%	1.87%	2.06%
Class C with sales charge	4.02%	1.87%	2.06%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,016,607,299
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 107,356,017
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054891
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class F
Trading Symbol	LDLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.80%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,941	$9,975	$9,968
1/31/2016	$9,930	$10,002	$10,105
2/29/2016	$9,917	$10,012	$10,177
3/31/2016	$10,067	$10,096	$10,270
4/30/2016	$10,148	$10,138	$10,309
5/31/2016	$10,157	$10,139	$10,312
6/30/2016	$10,239	$10,201	$10,497
7/31/2016	$10,272	$10,224	$10,564
8/31/2016	$10,308	$10,227	$10,552
9/30/2016	$10,342	$10,235	$10,545
10/31/2016	$10,352	$10,240	$10,465
11/30/2016	$10,315	$10,197	$10,217
12/31/2016	$10,325	$10,213	$10,232
1/31/2017	$10,382	$10,243	$10,252
2/28/2017	$10,416	$10,277	$10,321
3/31/2017	$10,426	$10,285	$10,315
4/30/2017	$10,459	$10,312	$10,395
5/31/2017	$10,492	$10,340	$10,475
6/30/2017	$10,501	$10,347	$10,464
7/31/2017	$10,533	$10,388	$10,509
8/31/2017	$10,566	$10,409	$10,603
9/30/2017	$10,574	$10,410	$10,553
10/31/2017	$10,581	$10,419	$10,559
11/30/2017	$10,589	$10,397	$10,546
12/31/2017	$10,596	$10,408	$10,594
1/31/2018	$10,579	$10,390	$10,472
2/28/2018	$10,562	$10,367	$10,373
3/31/2018	$10,570	$10,369	$10,439
4/30/2018	$10,581	$10,378	$10,362
5/31/2018	$10,615	$10,417	$10,435
6/30/2018	$10,626	$10,417	$10,423
7/31/2018	$10,635	$10,441	$10,425
8/31/2018	$10,671	$10,485	$10,492
9/30/2018	$10,682	$10,492	$10,425
10/31/2018	$10,665	$10,495	$10,342
11/30/2018	$10,701	$10,504	$10,404
12/31/2018	$10,737	$10,577	$10,595
1/31/2019	$10,823	$10,651	$10,708
2/28/2019	$10,885	$10,689	$10,701
3/31/2019	$10,973	$10,772	$10,907
4/30/2019	$11,008	$10,807	$10,910
5/31/2019	$11,070	$10,868	$11,103
6/30/2019	$11,131	$10,944	$11,243
7/31/2019	$11,166	$10,958	$11,268
8/31/2019	$11,226	$11,041	$11,560
9/30/2019	$11,234	$11,054	$11,498
10/31/2019	$11,266	$11,103	$11,533
11/30/2019	$11,298	$11,113	$11,527
12/31/2019	$11,330	$11,151	$11,519
1/31/2020	$11,415	$11,215	$11,740
2/29/2020	$11,444	$11,279	$11,952
3/31/2020	$10,718	$10,964	$11,881
4/30/2020	$10,993	$11,224	$12,093
5/31/2020	$11,186	$11,354	$12,149
6/30/2020	$11,325	$11,445	$12,225
7/31/2020	$11,407	$11,502	$12,408
8/31/2020	$11,489	$11,531	$12,308
9/30/2020	$11,488	$11,530	$12,301
10/31/2020	$11,513	$11,551	$12,246
11/30/2020	$11,594	$11,590	$12,366
12/31/2020	$11,675	$11,615	$12,383
1/31/2021	$11,700	$11,622	$12,295
2/28/2021	$11,725	$11,626	$12,117
3/31/2021	$11,722	$11,617	$11,966
4/30/2021	$11,775	$11,641	$12,060
5/31/2021	$11,799	$11,666	$12,100
6/30/2021	$11,795	$11,657	$12,185
7/31/2021	$11,819	$11,676	$12,321
8/31/2021	$11,814	$11,681	$12,297
9/30/2021	$11,836	$11,678	$12,191
10/31/2021	$11,802	$11,640	$12,188
11/30/2021	$11,796	$11,622	$12,224
12/31/2021	$11,790	$11,614	$12,192
1/31/2022	$11,728	$11,527	$11,930
2/28/2022	$11,639	$11,438	$11,797
3/31/2022	$11,493	$11,248	$11,469
4/30/2022	$11,406	$11,166	$11,034
5/31/2022	$11,433	$11,230	$11,105
6/30/2022	$11,290	$11,134	$10,931
7/31/2022	$11,406	$11,218	$11,198
8/31/2022	$11,324	$11,155	$10,881
9/30/2022	$11,126	$10,994	$10,411
10/31/2022	$11,104	$10,970	$10,276
11/30/2022	$11,200	$11,115	$10,654
12/31/2022	$11,239	$11,150	$10,606
1/31/2023	$11,396	$11,266	$10,932
2/28/2023	$11,346	$11,196	$10,650
3/31/2023	$11,448	$11,295	$10,920
4/30/2023	$11,491	$11,364	$10,987
5/31/2023	$11,476	$11,345	$10,867
6/30/2023	$11,431	$11,330	$10,828
7/31/2023	$11,505	$11,407	$10,821
8/31/2023	$11,551	$11,442	$10,751
9/30/2023	$11,537	$11,435	$10,478
10/31/2023	$11,523	$11,461	$10,313
11/30/2023	$11,693	$11,629	$10,780
12/31/2023	$11,863	$11,783	$11,193
1/31/2024	$11,913	$11,846	$11,162
2/29/2024	$11,898	$11,823	$11,004
3/31/2024	$11,980	$11,885	$11,106
4/30/2024	$11,937	$11,862	$10,825
5/31/2024	$12,050	$11,958	$11,009
6/30/2024	$12,102	$12,018	$11,113
7/31/2024	$12,248	$12,172	$11,373
8/31/2024	$12,332	$12,287	$11,536
9/30/2024	$12,448	$12,399	$11,690
10/31/2024	$12,404	$12,345	$11,401
11/30/2024	$12,457	$12,398	$11,521
12/31/2024	$12,477	$12,426	$11,332
1/31/2025	$12,562	$12,490	$11,393
2/28/2025	$12,646	$12,581	$11,643
3/31/2025	$12,667	$12,632	$11,648
4/30/2025	$12,755	$12,703	$11,693
5/31/2025	$12,780	$12,725	$11,610
6/30/2025	$12,903	$12,818	$11,788
7/31/2025	$12,893	$12,836	$11,757
8/31/2025	$13,017	$12,950	$11,898
9/30/2025	$13,071	$13,006	$12,028
10/31/2025	$13,126	$13,051	$12,103
11/30/2025	$13,179	$13,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	5.80%	2.60%	2.80%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,016,607,299
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 107,356,017
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188238
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class F3
Trading Symbol	LOLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.98%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,029	$10,020	$10,051
5/31/2017	$10,085	$10,047	$10,128
6/30/2017	$10,071	$10,054	$10,118
7/31/2017	$10,127	$10,094	$10,162
8/31/2017	$10,160	$10,114	$10,253
9/30/2017	$10,170	$10,115	$10,204
10/31/2017	$10,177	$10,124	$10,210
11/30/2017	$10,162	$10,103	$10,197
12/31/2017	$10,171	$10,113	$10,244
1/31/2018	$10,180	$10,096	$10,126
2/28/2018	$10,165	$10,073	$10,030
3/31/2018	$10,175	$10,075	$10,094
4/30/2018	$10,186	$10,084	$10,019
5/31/2018	$10,220	$10,122	$10,091
6/30/2018	$10,232	$10,122	$10,078
7/31/2018	$10,242	$10,146	$10,080
8/31/2018	$10,278	$10,188	$10,145
9/30/2018	$10,290	$10,195	$10,080
10/31/2018	$10,276	$10,197	$10,000
11/30/2018	$10,287	$10,206	$10,060
12/31/2018	$10,347	$10,277	$10,245
1/31/2019	$10,432	$10,350	$10,354
2/28/2019	$10,492	$10,386	$10,348
3/31/2019	$10,553	$10,467	$10,546
4/30/2019	$10,614	$10,501	$10,549
5/31/2019	$10,675	$10,560	$10,736
6/30/2019	$10,735	$10,635	$10,871
7/31/2019	$10,770	$10,647	$10,895
8/31/2019	$10,830	$10,728	$11,177
9/30/2019	$10,839	$10,741	$11,118
10/31/2019	$10,872	$10,788	$11,151
11/30/2019	$10,878	$10,798	$11,146
12/31/2019	$10,936	$10,835	$11,138
1/31/2020	$10,993	$10,897	$11,352
2/29/2020	$11,049	$10,960	$11,557
3/31/2020	$10,351	$10,654	$11,489
4/30/2020	$10,618	$10,907	$11,693
5/31/2020	$10,779	$11,032	$11,747
6/30/2020	$10,940	$11,121	$11,821
7/31/2020	$11,021	$11,177	$11,998
8/31/2020	$11,075	$11,205	$11,901
9/30/2020	$11,102	$11,204	$11,894
10/31/2020	$11,101	$11,224	$11,841
11/30/2020	$11,208	$11,262	$11,958
12/31/2020	$11,288	$11,286	$11,974
1/31/2021	$11,313	$11,293	$11,888
2/28/2021	$11,339	$11,297	$11,716
3/31/2021	$11,337	$11,288	$11,570
4/30/2021	$11,363	$11,311	$11,662
5/31/2021	$11,415	$11,336	$11,700
6/30/2021	$11,413	$11,326	$11,782
7/31/2021	$11,438	$11,346	$11,914
8/31/2021	$11,435	$11,350	$11,891
9/30/2021	$11,431	$11,347	$11,788
10/31/2021	$11,426	$11,310	$11,785
11/30/2021	$11,422	$11,293	$11,820
12/31/2021	$11,418	$11,285	$11,789
1/31/2022	$11,332	$11,201	$11,535
2/28/2022	$11,275	$11,114	$11,407
3/31/2022	$11,136	$10,929	$11,090
4/30/2022	$11,053	$10,849	$10,669
5/31/2022	$11,053	$10,912	$10,738
6/30/2022	$10,916	$10,819	$10,569
7/31/2022	$11,030	$10,901	$10,828
8/31/2022	$10,981	$10,839	$10,522
9/30/2022	$10,791	$10,682	$10,067
10/31/2022	$10,743	$10,659	$9,937
11/30/2022	$10,866	$10,800	$10,302
12/31/2022	$10,905	$10,834	$10,256
1/31/2023	$11,059	$10,947	$10,571
2/28/2023	$10,983	$10,879	$10,298
3/31/2023	$11,083	$10,975	$10,559
4/30/2023	$11,156	$11,042	$10,623
5/31/2023	$11,114	$11,023	$10,508
6/30/2023	$11,072	$11,009	$10,470
7/31/2023	$11,145	$11,084	$10,463
8/31/2023	$11,192	$11,118	$10,396
9/30/2023	$11,179	$11,111	$10,132
10/31/2023	$11,197	$11,137	$9,972
11/30/2023	$11,334	$11,300	$10,424
12/31/2023	$11,500	$11,450	$10,823
1/31/2024	$11,580	$11,510	$10,793
2/29/2024	$11,568	$11,488	$10,640
3/31/2024	$11,619	$11,548	$10,739
4/30/2024	$11,609	$11,526	$10,467
5/31/2024	$11,691	$11,620	$10,645
6/30/2024	$11,773	$11,678	$10,746
7/31/2024	$11,886	$11,827	$10,997
8/31/2024	$12,000	$11,939	$11,155
9/30/2024	$12,114	$12,048	$11,304
10/31/2024	$12,043	$11,995	$11,024
11/30/2024	$12,127	$12,047	$11,140
12/31/2024	$12,148	$12,074	$10,958
1/31/2025	$12,201	$12,137	$11,016
2/28/2025	$12,316	$12,224	$11,258
3/31/2025	$12,338	$12,274	$11,263
4/30/2025	$12,426	$12,343	$11,307
5/31/2025	$12,451	$12,364	$11,226
6/30/2025	$12,541	$12,455	$11,399
7/31/2025	$12,566	$12,473	$11,368
8/31/2025	$12,688	$12,583	$11,504
9/30/2025	$12,743	$12,637	$11,630
10/31/2025	$12,799	$12,681	$11,703
11/30/2025	$12,853	$12,741	$11,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	5.98%	2.78%	2.94%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.84%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,016,607,299
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 107,356,017
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019991
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class I
Trading Symbol	LLDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.90%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,942	$9,975	$9,968
1/31/2016	$9,931	$10,002	$10,105
2/29/2016	$9,920	$10,012	$10,177
3/31/2016	$10,070	$10,096	$10,270
4/30/2016	$10,152	$10,138	$10,309
5/31/2016	$10,162	$10,139	$10,312
6/30/2016	$10,245	$10,201	$10,497
7/31/2016	$10,279	$10,224	$10,564
8/31/2016	$10,315	$10,227	$10,552
9/30/2016	$10,327	$10,235	$10,545
10/31/2016	$10,362	$10,240	$10,465
11/30/2016	$10,326	$10,197	$10,217
12/31/2016	$10,336	$10,213	$10,232
1/31/2017	$10,395	$10,243	$10,252
2/28/2017	$10,429	$10,277	$10,321
3/31/2017	$10,440	$10,285	$10,315
4/30/2017	$10,474	$10,312	$10,395
5/31/2017	$10,507	$10,340	$10,475
6/30/2017	$10,517	$10,347	$10,464
7/31/2017	$10,550	$10,388	$10,509
8/31/2017	$10,584	$10,409	$10,603
9/30/2017	$10,593	$10,410	$10,553
10/31/2017	$10,601	$10,419	$10,559
11/30/2017	$10,585	$10,397	$10,546
12/31/2017	$10,618	$10,408	$10,594
1/31/2018	$10,602	$10,390	$10,472
2/28/2018	$10,586	$10,367	$10,373
3/31/2018	$10,595	$10,369	$10,439
4/30/2018	$10,606	$10,378	$10,362
5/31/2018	$10,642	$10,417	$10,435
6/30/2018	$10,653	$10,417	$10,423
7/31/2018	$10,663	$10,441	$10,425
8/31/2018	$10,701	$10,485	$10,492
9/30/2018	$10,712	$10,492	$10,425
10/31/2018	$10,696	$10,495	$10,342
11/30/2018	$10,733	$10,504	$10,404
12/31/2018	$10,770	$10,577	$10,595
1/31/2019	$10,857	$10,651	$10,708
2/28/2019	$10,920	$10,689	$10,701
3/31/2019	$10,983	$10,772	$10,907
4/30/2019	$11,046	$10,807	$10,910
5/31/2019	$11,109	$10,868	$11,103
6/30/2019	$11,171	$10,944	$11,243
7/31/2019	$11,207	$10,958	$11,268
8/31/2019	$11,268	$11,041	$11,560
9/30/2019	$11,277	$11,054	$11,498
10/31/2019	$11,310	$11,103	$11,533
11/30/2019	$11,317	$11,113	$11,527
12/31/2019	$11,376	$11,151	$11,519
1/31/2020	$11,462	$11,215	$11,740
2/29/2020	$11,493	$11,279	$11,952
3/31/2020	$10,764	$10,964	$11,881
4/30/2020	$11,042	$11,224	$12,093
5/31/2020	$11,236	$11,354	$12,149
6/30/2020	$11,377	$11,445	$12,225
7/31/2020	$11,460	$11,502	$12,408
8/31/2020	$11,544	$11,531	$12,308
9/30/2020	$11,543	$11,530	$12,301
10/31/2020	$11,569	$11,551	$12,246
11/30/2020	$11,652	$11,590	$12,366
12/31/2020	$11,734	$11,615	$12,383
1/31/2021	$11,761	$11,622	$12,295
2/28/2021	$11,786	$11,626	$12,117
3/31/2021	$11,784	$11,617	$11,966
4/30/2021	$11,839	$11,641	$12,060
5/31/2021	$11,864	$11,666	$12,100
6/30/2021	$11,861	$11,657	$12,185
7/31/2021	$11,886	$11,676	$12,321
8/31/2021	$11,882	$11,681	$12,297
9/30/2021	$11,877	$11,678	$12,191
10/31/2021	$11,872	$11,640	$12,188
11/30/2021	$11,867	$11,622	$12,224
12/31/2021	$11,863	$11,614	$12,192
1/31/2022	$11,801	$11,527	$11,930
2/28/2022	$11,712	$11,438	$11,797
3/31/2022	$11,567	$11,248	$11,469
4/30/2022	$11,480	$11,166	$11,034
5/31/2022	$11,479	$11,230	$11,105
6/30/2022	$11,365	$11,134	$10,931
7/31/2022	$11,482	$11,218	$11,198
8/31/2022	$11,401	$11,155	$10,881
9/30/2022	$11,203	$10,994	$10,411
10/31/2022	$11,182	$10,970	$10,276
11/30/2022	$11,280	$11,115	$10,654
12/31/2022	$11,319	$11,150	$10,606
1/31/2023	$11,479	$11,266	$10,932
2/28/2023	$11,399	$11,196	$10,650
3/31/2023	$11,503	$11,295	$10,920
4/30/2023	$11,577	$11,364	$10,987
5/31/2023	$11,533	$11,345	$10,867
6/30/2023	$11,519	$11,330	$10,828
7/31/2023	$11,594	$11,407	$10,821
8/31/2023	$11,642	$11,442	$10,751
9/30/2023	$11,628	$11,435	$10,478
10/31/2023	$11,615	$11,461	$10,313
11/30/2023	$11,787	$11,629	$10,780
12/31/2023	$11,929	$11,783	$11,193
1/31/2024	$12,011	$11,846	$11,162
2/29/2024	$11,997	$11,823	$11,004
3/31/2024	$12,049	$11,885	$11,106
4/30/2024	$12,038	$11,862	$10,825
5/31/2024	$12,154	$11,958	$11,009
6/30/2024	$12,207	$12,018	$11,113
7/31/2024	$12,355	$12,172	$11,373
8/31/2024	$12,441	$12,287	$11,536
9/30/2024	$12,558	$12,399	$11,690
10/31/2024	$12,516	$12,345	$11,401
11/30/2024	$12,570	$12,398	$11,521
12/31/2024	$12,591	$12,426	$11,332
1/31/2025	$12,678	$12,490	$11,393
2/28/2025	$12,764	$12,581	$11,643
3/31/2025	$12,786	$12,632	$11,648
4/30/2025	$12,876	$12,703	$11,693
5/31/2025	$12,902	$12,725	$11,610
6/30/2025	$12,993	$12,818	$11,788
7/31/2025	$13,018	$12,836	$11,757
8/31/2025	$13,144	$12,950	$11,898
9/30/2025	$13,200	$13,006	$12,028
10/31/2025	$13,257	$13,051	$12,103
11/30/2025	$13,312	$13,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	5.90%	2.70%	2.90%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,016,607,299
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 107,356,017
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054892
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R2
Trading Symbol	LDLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.27%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,937	$9,975	$9,968
1/31/2016	$9,921	$10,002	$10,105
2/29/2016	$9,928	$10,012	$10,177
3/31/2016	$10,051	$10,096	$10,270
4/30/2016	$10,128	$10,138	$10,309
5/31/2016	$10,133	$10,139	$10,312
6/30/2016	$10,210	$10,201	$10,497
7/31/2016	$10,262	$10,224	$10,564
8/31/2016	$10,270	$10,227	$10,552
9/30/2016	$10,301	$10,235	$10,545
10/31/2016	$10,306	$10,240	$10,465
11/30/2016	$10,266	$10,197	$10,217
12/31/2016	$10,295	$10,213	$10,232
1/31/2017	$10,324	$10,243	$10,252
2/28/2017	$10,354	$10,277	$10,321
3/31/2017	$10,359	$10,285	$10,315
4/30/2017	$10,412	$10,312	$10,395
5/31/2017	$10,440	$10,340	$10,475
6/30/2017	$10,420	$10,347	$10,464
7/31/2017	$10,472	$10,388	$10,509
8/31/2017	$10,501	$10,409	$10,603
9/30/2017	$10,480	$10,410	$10,553
10/31/2017	$10,506	$10,419	$10,559
11/30/2017	$10,486	$10,397	$10,546
12/31/2017	$10,489	$10,408	$10,594
1/31/2018	$10,467	$10,390	$10,472
2/28/2018	$10,471	$10,367	$10,373
3/31/2018	$10,476	$10,369	$10,439
4/30/2018	$10,457	$10,378	$10,362
5/31/2018	$10,486	$10,417	$10,435
6/30/2018	$10,493	$10,417	$10,423
7/31/2018	$10,522	$10,441	$10,425
8/31/2018	$10,554	$10,485	$10,492
9/30/2018	$10,560	$10,492	$10,425
10/31/2018	$10,539	$10,495	$10,342
11/30/2018	$10,545	$10,504	$10,404
12/31/2018	$10,576	$10,577	$10,595
1/31/2019	$10,682	$10,651	$10,708
2/28/2019	$10,713	$10,689	$10,701
3/31/2019	$10,795	$10,772	$10,907
4/30/2019	$10,826	$10,807	$10,910
5/31/2019	$10,882	$10,868	$11,103
6/30/2019	$10,964	$10,944	$11,243
7/31/2019	$10,968	$10,958	$11,268
8/31/2019	$11,022	$11,041	$11,560
9/30/2019	$11,052	$11,054	$11,498
10/31/2019	$11,079	$11,103	$11,533
11/30/2019	$11,079	$11,113	$11,527
12/31/2019	$11,105	$11,151	$11,519
1/31/2020	$11,184	$11,215	$11,740
2/29/2020	$11,235	$11,279	$11,952
3/31/2020	$10,519	$10,964	$11,881
4/30/2020	$10,785	$11,224	$12,093
5/31/2020	$10,942	$11,354	$12,149
6/30/2020	$11,100	$11,445	$12,225
7/31/2020	$11,176	$11,502	$12,408
8/31/2020	$11,224	$11,531	$12,308
9/30/2020	$11,219	$11,530	$12,301
10/31/2020	$11,238	$11,551	$12,246
11/30/2020	$11,340	$11,590	$12,366
12/31/2020	$11,387	$11,615	$12,383
1/31/2021	$11,434	$11,622	$12,295
2/28/2021	$11,454	$11,626	$12,117
3/31/2021	$11,446	$11,617	$11,966
4/30/2021	$11,466	$11,641	$12,060
5/31/2021	$11,485	$11,666	$12,100
6/30/2021	$11,504	$11,657	$12,185
7/31/2021	$11,522	$11,676	$12,321
8/31/2021	$11,513	$11,681	$12,297
9/30/2021	$11,502	$11,678	$12,191
10/31/2021	$11,491	$11,640	$12,188
11/30/2021	$11,454	$11,622	$12,224
12/31/2021	$11,471	$11,614	$12,192
1/31/2022	$11,378	$11,527	$11,930
2/28/2022	$11,315	$11,438	$11,797
3/31/2022	$11,141	$11,248	$11,469
4/30/2022	$11,052	$11,166	$11,034
5/31/2022	$11,074	$11,230	$11,105
6/30/2022	$10,930	$11,134	$10,931
7/31/2022	$11,038	$11,218	$11,198
8/31/2022	$10,954	$11,155	$10,881
9/30/2022	$10,758	$10,994	$10,411
10/31/2022	$10,733	$10,970	$10,276
11/30/2022	$10,849	$11,115	$10,654
12/31/2022	$10,882	$11,150	$10,606
1/31/2023	$11,001	$11,266	$10,932
2/28/2023	$10,948	$11,196	$10,650
3/31/2023	$11,042	$11,295	$10,920
4/30/2023	$11,079	$11,364	$10,987
5/31/2023	$11,060	$11,345	$10,867
6/30/2023	$11,012	$11,330	$10,828
7/31/2023	$11,079	$11,407	$10,821
8/31/2023	$11,119	$11,442	$10,751
9/30/2023	$11,100	$11,435	$10,478
10/31/2023	$11,111	$11,461	$10,313
11/30/2023	$11,241	$11,629	$10,780
12/31/2023	$11,399	$11,783	$11,193
1/31/2024	$11,472	$11,846	$11,162
2/29/2024	$11,424	$11,823	$11,004
3/31/2024	$11,497	$11,885	$11,106
4/30/2024	$11,451	$11,862	$10,825
5/31/2024	$11,556	$11,958	$11,009
6/30/2024	$11,631	$12,018	$11,113
7/31/2024	$11,736	$12,172	$11,373
8/31/2024	$11,841	$12,287	$11,536
9/30/2024	$11,917	$12,399	$11,690
10/31/2024	$11,870	$12,345	$11,401
11/30/2024	$11,947	$12,398	$11,521
12/31/2024	$11,961	$12,426	$11,332
1/31/2025	$12,006	$12,490	$11,393
2/28/2025	$12,082	$12,581	$11,643
3/31/2025	$12,128	$12,632	$11,648
4/30/2025	$12,176	$12,703	$11,693
5/31/2025	$12,194	$12,725	$11,610
6/30/2025	$12,306	$12,818	$11,788
7/31/2025	$12,324	$12,836	$11,757
8/31/2025	$12,436	$12,950	$11,898
9/30/2025	$12,483	$13,006	$12,028
10/31/2025	$12,531	$13,051	$12,103
11/30/2025	$12,576	$13,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.27%	2.09%	2.32%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,016,607,299
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 107,356,017
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054893
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R3
Trading Symbol	LDLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.37%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,961	$9,975	$9,968
1/31/2016	$9,946	$10,002	$10,105
2/29/2016	$9,931	$10,012	$10,177
3/31/2016	$10,055	$10,096	$10,270
4/30/2016	$10,132	$10,138	$10,309
5/31/2016	$10,162	$10,139	$10,312
6/30/2016	$10,240	$10,201	$10,497
7/31/2016	$10,270	$10,224	$10,564
8/31/2016	$10,279	$10,227	$10,552
9/30/2016	$10,310	$10,235	$10,545
10/31/2016	$10,317	$10,240	$10,465
11/30/2016	$10,277	$10,197	$10,217
12/31/2016	$10,307	$10,213	$10,232
1/31/2017	$10,337	$10,243	$10,252
2/28/2017	$10,391	$10,277	$10,321
3/31/2017	$10,397	$10,285	$10,315
4/30/2017	$10,427	$10,312	$10,395
5/31/2017	$10,456	$10,340	$10,475
6/30/2017	$10,462	$10,347	$10,464
7/31/2017	$10,490	$10,388	$10,509
8/31/2017	$10,520	$10,409	$10,603
9/30/2017	$10,525	$10,410	$10,553
10/31/2017	$10,528	$10,419	$10,559
11/30/2017	$10,508	$10,397	$10,546
12/31/2017	$10,512	$10,408	$10,594
1/31/2018	$10,516	$10,390	$10,472
2/28/2018	$10,496	$10,367	$10,373
3/31/2018	$10,501	$10,369	$10,439
4/30/2018	$10,508	$10,378	$10,362
5/31/2018	$10,539	$10,417	$10,435
6/30/2018	$10,521	$10,417	$10,423
7/31/2018	$10,551	$10,441	$10,425
8/31/2018	$10,584	$10,485	$10,492
9/30/2018	$10,591	$10,492	$10,425
10/31/2018	$10,571	$10,495	$10,342
11/30/2018	$10,578	$10,504	$10,404
12/31/2018	$10,635	$10,577	$10,595
1/31/2019	$10,717	$10,651	$10,708
2/28/2019	$10,749	$10,689	$10,701
3/31/2019	$10,832	$10,772	$10,907
4/30/2019	$10,890	$10,807	$10,910
5/31/2019	$10,922	$10,868	$11,103
6/30/2019	$11,004	$10,944	$11,243
7/31/2019	$11,035	$10,958	$11,268
8/31/2019	$11,091	$11,041	$11,560
9/30/2019	$11,095	$11,054	$11,498
10/31/2019	$11,123	$11,103	$11,533
11/30/2019	$11,125	$11,113	$11,527
12/31/2019	$11,152	$11,151	$11,519
1/31/2020	$11,232	$11,215	$11,740
2/29/2020	$11,285	$11,279	$11,952
3/31/2020	$10,566	$10,964	$11,881
4/30/2020	$10,834	$11,224	$12,093
5/31/2020	$10,993	$11,354	$12,149
6/30/2020	$11,152	$11,445	$12,225
7/31/2020	$11,229	$11,502	$12,408
8/31/2020	$11,279	$11,531	$12,308
9/30/2020	$11,302	$11,530	$12,301
10/31/2020	$11,295	$11,551	$12,246
11/30/2020	$11,399	$11,590	$12,366
12/31/2020	$11,447	$11,615	$12,383
1/31/2021	$11,495	$11,622	$12,295
2/28/2021	$11,516	$11,626	$12,117
3/31/2021	$11,509	$11,617	$11,966
4/30/2021	$11,530	$11,641	$12,060
5/31/2021	$11,577	$11,666	$12,100
6/30/2021	$11,570	$11,657	$12,185
7/31/2021	$11,590	$11,676	$12,321
8/31/2021	$11,581	$11,681	$12,297
9/30/2021	$11,571	$11,678	$12,191
10/31/2021	$11,561	$11,640	$12,188
11/30/2021	$11,524	$11,622	$12,224
12/31/2021	$11,542	$11,614	$12,192
1/31/2022	$11,450	$11,527	$11,930
2/28/2022	$11,387	$11,438	$11,797
3/31/2022	$11,241	$11,248	$11,469
4/30/2022	$11,153	$11,166	$11,034
5/31/2022	$11,147	$11,230	$11,105
6/30/2022	$11,004	$11,134	$10,931
7/31/2022	$11,113	$11,218	$11,198
8/31/2022	$11,058	$11,155	$10,881
9/30/2022	$10,862	$10,994	$10,411
10/31/2022	$10,809	$10,970	$10,276
11/30/2022	$10,927	$11,115	$10,654
12/31/2022	$10,961	$11,150	$10,606
1/31/2023	$11,110	$11,266	$10,932
2/28/2023	$11,029	$11,196	$10,650
3/31/2023	$11,125	$11,295	$10,920
4/30/2023	$11,192	$11,364	$10,987
5/31/2023	$11,145	$11,345	$10,867
6/30/2023	$11,097	$11,330	$10,828
7/31/2023	$11,166	$11,407	$10,821
8/31/2023	$11,207	$11,442	$10,751
9/30/2023	$11,189	$11,435	$10,478
10/31/2023	$11,201	$11,461	$10,313
11/30/2023	$11,333	$11,629	$10,780
12/31/2023	$11,494	$11,783	$11,193
1/31/2024	$11,568	$11,846	$11,162
2/29/2024	$11,550	$11,823	$11,004
3/31/2024	$11,595	$11,885	$11,106
4/30/2024	$11,580	$11,862	$10,825
5/31/2024	$11,656	$11,958	$11,009
6/30/2024	$11,732	$12,018	$11,113
7/31/2024	$11,840	$12,172	$11,373
8/31/2024	$11,947	$12,287	$11,536
9/30/2024	$12,055	$12,399	$11,690
10/31/2024	$11,978	$12,345	$11,401
11/30/2024	$12,057	$12,398	$11,521
12/31/2024	$12,072	$12,426	$11,332
1/31/2025	$12,118	$12,490	$11,393
2/28/2025	$12,227	$12,581	$11,643
3/31/2025	$12,244	$12,632	$11,648
4/30/2025	$12,292	$12,703	$11,693
5/31/2025	$12,344	$12,725	$11,610
6/30/2025	$12,426	$12,818	$11,788
7/31/2025	$12,445	$12,836	$11,757
8/31/2025	$12,560	$12,950	$11,898
9/30/2025	$12,608	$13,006	$12,028
10/31/2025	$12,657	$13,051	$12,103
11/30/2025	$12,704	$13,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.37%	2.19%	2.42%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,016,607,299
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 107,356,017
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156626
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R4
Trading Symbol	LDLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.64%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,940	$9,975	$9,968
1/31/2016	$9,927	$10,002	$10,105
2/29/2016	$9,937	$10,012	$10,177
3/31/2016	$10,062	$10,096	$10,270
4/30/2016	$10,142	$10,138	$10,309
5/31/2016	$10,150	$10,139	$10,312
6/30/2016	$10,230	$10,201	$10,497
7/31/2016	$10,262	$10,224	$10,564
8/31/2016	$10,296	$10,227	$10,552
9/30/2016	$10,330	$10,235	$10,545
10/31/2016	$10,338	$10,240	$10,465
11/30/2016	$10,300	$10,197	$10,217
12/31/2016	$10,309	$10,213	$10,232
1/31/2017	$10,365	$10,243	$10,252
2/28/2017	$10,398	$10,277	$10,321
3/31/2017	$10,406	$10,285	$10,315
4/30/2017	$10,438	$10,312	$10,395
5/31/2017	$10,469	$10,340	$10,475
6/30/2017	$10,477	$10,347	$10,464
7/31/2017	$10,507	$10,388	$10,509
8/31/2017	$10,539	$10,409	$10,603
9/30/2017	$10,546	$10,410	$10,553
10/31/2017	$10,552	$10,419	$10,559
11/30/2017	$10,558	$10,397	$10,546
12/31/2017	$10,565	$10,408	$10,594
1/31/2018	$10,546	$10,390	$10,472
2/28/2018	$10,528	$10,367	$10,373
3/31/2018	$10,536	$10,369	$10,439
4/30/2018	$10,545	$10,378	$10,362
5/31/2018	$10,578	$10,417	$10,435
6/30/2018	$10,588	$10,417	$10,423
7/31/2018	$10,595	$10,441	$10,425
8/31/2018	$10,630	$10,485	$10,492
9/30/2018	$10,640	$10,492	$10,425
10/31/2018	$10,622	$10,495	$10,342
11/30/2018	$10,656	$10,504	$10,404
12/31/2018	$10,690	$10,577	$10,595
1/31/2019	$10,775	$10,651	$10,708
2/28/2019	$10,835	$10,689	$10,701
3/31/2019	$10,921	$10,772	$10,907
4/30/2019	$10,956	$10,807	$10,910
5/31/2019	$11,016	$10,868	$11,103
6/30/2019	$11,101	$10,944	$11,243
7/31/2019	$11,108	$10,958	$11,268
8/31/2019	$11,167	$11,041	$11,560
9/30/2019	$11,174	$11,054	$11,498
10/31/2019	$11,204	$11,103	$11,533
11/30/2019	$11,235	$11,113	$11,527
12/31/2019	$11,265	$11,151	$11,519
1/31/2020	$11,348	$11,215	$11,740
2/29/2020	$11,376	$11,279	$11,952
3/31/2020	$10,654	$10,964	$11,881
4/30/2020	$10,926	$11,224	$12,093
5/31/2020	$11,116	$11,354	$12,149
6/30/2020	$11,252	$11,445	$12,225
7/31/2020	$11,332	$11,502	$12,408
8/31/2020	$11,412	$11,531	$12,308
9/30/2020	$11,410	$11,530	$12,301
10/31/2020	$11,433	$11,551	$12,246
11/30/2020	$11,513	$11,590	$12,366
12/31/2020	$11,592	$11,615	$12,383
1/31/2021	$11,616	$11,622	$12,295
2/28/2021	$11,640	$11,626	$12,117
3/31/2021	$11,636	$11,617	$11,966
4/30/2021	$11,688	$11,641	$12,060
5/31/2021	$11,712	$11,666	$12,100
6/30/2021	$11,707	$11,657	$12,185
7/31/2021	$11,730	$11,676	$12,321
8/31/2021	$11,724	$11,681	$12,297
9/30/2021	$11,746	$11,678	$12,191
10/31/2021	$11,711	$11,640	$12,188
11/30/2021	$11,705	$11,622	$12,224
12/31/2021	$11,698	$11,614	$12,192
1/31/2022	$11,628	$11,527	$11,930
2/28/2022	$11,538	$11,438	$11,797
3/31/2022	$11,393	$11,248	$11,469
4/30/2022	$11,305	$11,166	$11,034
5/31/2022	$11,330	$11,230	$11,105
6/30/2022	$11,187	$11,134	$10,931
7/31/2022	$11,300	$11,218	$11,198
8/31/2022	$11,219	$11,155	$10,881
9/30/2022	$11,022	$10,994	$10,411
10/31/2022	$10,999	$10,970	$10,276
11/30/2022	$11,092	$11,115	$10,654
12/31/2022	$11,129	$11,150	$10,606
1/31/2023	$11,283	$11,266	$10,932
2/28/2023	$11,203	$11,196	$10,650
3/31/2023	$11,331	$11,295	$10,920
4/30/2023	$11,373	$11,364	$10,987
5/31/2023	$11,327	$11,345	$10,867
6/30/2023	$11,311	$11,330	$10,828
7/31/2023	$11,383	$11,407	$10,821
8/31/2023	$11,427	$11,442	$10,751
9/30/2023	$11,412	$11,435	$10,478
10/31/2023	$11,397	$11,461	$10,313
11/30/2023	$11,563	$11,629	$10,780
12/31/2023	$11,729	$11,783	$11,193
1/31/2024	$11,777	$11,846	$11,162
2/29/2024	$11,761	$11,823	$11,004
3/31/2024	$11,810	$11,885	$11,106
4/30/2024	$11,797	$11,862	$10,825
5/31/2024	$11,907	$11,958	$11,009
6/30/2024	$11,957	$12,018	$11,113
7/31/2024	$12,100	$12,172	$11,373
8/31/2024	$12,181	$12,287	$11,536
9/30/2024	$12,293	$12,399	$11,690
10/31/2024	$12,249	$12,345	$11,401
11/30/2024	$12,300	$12,398	$11,521
12/31/2024	$12,318	$12,426	$11,332
1/31/2025	$12,400	$12,490	$11,393
2/28/2025	$12,482	$12,581	$11,643
3/31/2025	$12,501	$12,632	$11,648
4/30/2025	$12,586	$12,703	$11,693
5/31/2025	$12,609	$12,725	$11,610
6/30/2025	$12,696	$12,818	$11,788
7/31/2025	$12,717	$12,836	$11,757
8/31/2025	$12,837	$12,950	$11,898
9/30/2025	$12,889	$13,006	$12,028
10/31/2025	$12,942	$13,051	$12,103
11/30/2025	$12,993	$13,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	5.64%	2.45%	2.65%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,016,607,299
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 107,356,017
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156627
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R5
Trading Symbol	LDLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.90%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,942	$9,975	$9,968
1/31/2016	$9,908	$10,002	$10,105
2/29/2016	$9,919	$10,012	$10,177
3/31/2016	$10,046	$10,096	$10,270
4/30/2016	$10,128	$10,138	$10,309
5/31/2016	$10,139	$10,139	$10,312
6/30/2016	$10,222	$10,201	$10,497
7/31/2016	$10,279	$10,224	$10,564
8/31/2016	$10,292	$10,227	$10,552
9/30/2016	$10,328	$10,235	$10,545
10/31/2016	$10,339	$10,240	$10,465
11/30/2016	$10,303	$10,197	$10,217
12/31/2016	$10,337	$10,213	$10,232
1/31/2017	$10,371	$10,243	$10,252
2/28/2017	$10,406	$10,277	$10,321
3/31/2017	$10,416	$10,285	$10,315
4/30/2017	$10,475	$10,312	$10,395
5/31/2017	$10,509	$10,340	$10,475
6/30/2017	$10,494	$10,347	$10,464
7/31/2017	$10,551	$10,388	$10,509
8/31/2017	$10,586	$10,409	$10,603
9/30/2017	$10,570	$10,410	$10,553
10/31/2017	$10,602	$10,419	$10,559
11/30/2017	$10,587	$10,397	$10,546
12/31/2017	$10,595	$10,408	$10,594
1/31/2018	$10,578	$10,390	$10,472
2/28/2018	$10,587	$10,367	$10,373
3/31/2018	$10,597	$10,369	$10,439
4/30/2018	$10,583	$10,378	$10,362
5/31/2018	$10,644	$10,417	$10,435
6/30/2018	$10,630	$10,417	$10,423
7/31/2018	$10,665	$10,441	$10,425
8/31/2018	$10,703	$10,485	$10,492
9/30/2018	$10,714	$10,492	$10,425
10/31/2018	$10,699	$10,495	$10,342
11/30/2018	$10,710	$10,504	$10,404
12/31/2018	$10,746	$10,577	$10,595
1/31/2019	$10,860	$10,651	$10,708
2/28/2019	$10,897	$10,689	$10,701
3/31/2019	$10,986	$10,772	$10,907
4/30/2019	$11,023	$10,807	$10,910
5/31/2019	$11,086	$10,868	$11,103
6/30/2019	$11,174	$10,944	$11,243
7/31/2019	$11,210	$10,958	$11,268
8/31/2019	$11,272	$11,041	$11,560
9/30/2019	$11,281	$11,054	$11,498
10/31/2019	$11,314	$11,103	$11,533
11/30/2019	$11,320	$11,113	$11,527
12/31/2019	$11,353	$11,151	$11,519
1/31/2020	$11,439	$11,215	$11,740
2/29/2020	$11,497	$11,279	$11,952
3/31/2020	$10,768	$10,964	$11,881
4/30/2020	$11,046	$11,224	$12,093
5/31/2020	$11,213	$11,354	$12,149
6/30/2020	$11,381	$11,445	$12,225
7/31/2020	$11,464	$11,502	$12,408
8/31/2020	$11,520	$11,531	$12,308
9/30/2020	$11,520	$11,530	$12,301
10/31/2020	$11,546	$11,551	$12,246
11/30/2020	$11,657	$11,590	$12,366
12/31/2020	$11,712	$11,615	$12,383
1/31/2021	$11,767	$11,622	$12,295
2/28/2021	$11,793	$11,626	$12,117
3/31/2021	$11,792	$11,617	$11,966
4/30/2021	$11,819	$11,641	$12,060
5/31/2021	$11,845	$11,666	$12,100
6/30/2021	$11,871	$11,657	$12,185
7/31/2021	$11,897	$11,676	$12,321
8/31/2021	$11,893	$11,681	$12,297
9/30/2021	$11,889	$11,678	$12,191
10/31/2021	$11,884	$11,640	$12,188
11/30/2021	$11,852	$11,622	$12,224
12/31/2021	$11,876	$11,614	$12,192
1/31/2022	$11,777	$11,527	$11,930
2/28/2022	$11,716	$11,438	$11,797
3/31/2022	$11,571	$11,248	$11,469
4/30/2022	$11,455	$11,166	$11,034
5/31/2022	$11,484	$11,230	$11,105
6/30/2022	$11,340	$11,134	$10,931
7/31/2022	$11,458	$11,218	$11,198
8/31/2022	$11,376	$11,155	$10,881
9/30/2022	$11,207	$10,994	$10,411
10/31/2022	$11,157	$10,970	$10,276
11/30/2022	$11,284	$11,115	$10,654
12/31/2022	$11,323	$11,150	$10,606
1/31/2023	$11,483	$11,266	$10,932
2/28/2023	$11,403	$11,196	$10,650
3/31/2023	$11,507	$11,295	$10,920
4/30/2023	$11,581	$11,364	$10,987
5/31/2023	$11,537	$11,345	$10,867
6/30/2023	$11,493	$11,330	$10,828
7/31/2023	$11,568	$11,407	$10,821
8/31/2023	$11,616	$11,442	$10,751
9/30/2023	$11,602	$11,435	$10,478
10/31/2023	$11,620	$11,461	$10,313
11/30/2023	$11,761	$11,629	$10,780
12/31/2023	$11,933	$11,783	$11,193
1/31/2024	$12,016	$11,846	$11,162
2/29/2024	$12,001	$11,823	$11,004
3/31/2024	$12,054	$11,885	$11,106
4/30/2024	$12,042	$11,862	$10,825
5/31/2024	$12,127	$11,958	$11,009
6/30/2024	$12,211	$12,018	$11,113
7/31/2024	$12,328	$12,172	$11,373
8/31/2024	$12,445	$12,287	$11,536
9/30/2024	$12,531	$12,399	$11,690
10/31/2024	$12,488	$12,345	$11,401
11/30/2024	$12,575	$12,398	$11,521
12/31/2024	$12,596	$12,426	$11,332
1/31/2025	$12,650	$12,490	$11,393
2/28/2025	$12,736	$12,581	$11,643
3/31/2025	$12,791	$12,632	$11,648
4/30/2025	$12,847	$12,703	$11,693
5/31/2025	$12,873	$12,725	$11,610
6/30/2025	$12,998	$12,818	$11,788
7/31/2025	$13,023	$12,836	$11,757
8/31/2025	$13,149	$12,950	$11,898
9/30/2025	$13,205	$13,006	$12,028
10/31/2025	$13,228	$13,051	$12,103
11/30/2025	$13,317	$13,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	5.90%	2.70%	2.91%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,016,607,299
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 107,356,017
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156628
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R6
Trading Symbol	LDLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.99%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,942	$9,975	$9,968
1/31/2016	$9,933	$10,002	$10,105
2/29/2016	$9,945	$10,012	$10,177
3/31/2016	$10,073	$10,096	$10,270
4/30/2016	$10,156	$10,138	$10,309
5/31/2016	$10,167	$10,139	$10,312
6/30/2016	$10,250	$10,201	$10,497
7/31/2016	$10,308	$10,224	$10,564
8/31/2016	$10,321	$10,227	$10,552
9/30/2016	$10,358	$10,235	$10,545
10/31/2016	$10,369	$10,240	$10,465
11/30/2016	$10,334	$10,197	$10,217
12/31/2016	$10,369	$10,213	$10,232
1/31/2017	$10,404	$10,243	$10,252
2/28/2017	$10,440	$10,277	$10,321
3/31/2017	$10,450	$10,285	$10,315
4/30/2017	$10,485	$10,312	$10,395
5/31/2017	$10,519	$10,340	$10,475
6/30/2017	$10,530	$10,347	$10,464
7/31/2017	$10,563	$10,388	$10,509
8/31/2017	$10,598	$10,409	$10,603
9/30/2017	$10,608	$10,410	$10,553
10/31/2017	$10,616	$10,419	$10,559
11/30/2017	$10,625	$10,397	$10,546
12/31/2017	$10,634	$10,408	$10,594
1/31/2018	$10,619	$10,390	$10,472
2/28/2018	$10,603	$10,367	$10,373
3/31/2018	$10,613	$10,369	$10,439
4/30/2018	$10,625	$10,378	$10,362
5/31/2018	$10,661	$10,417	$10,435
6/30/2018	$10,673	$10,417	$10,423
7/31/2018	$10,684	$10,441	$10,425
8/31/2018	$10,722	$10,485	$10,492
9/30/2018	$10,734	$10,492	$10,425
10/31/2018	$10,745	$10,495	$10,342
11/30/2018	$10,756	$10,504	$10,404
12/31/2018	$10,794	$10,577	$10,595
1/31/2019	$10,882	$10,651	$10,708
2/28/2019	$10,946	$10,689	$10,701
3/31/2019	$11,036	$10,772	$10,907
4/30/2019	$11,073	$10,807	$10,910
5/31/2019	$11,137	$10,868	$11,103
6/30/2019	$11,226	$10,944	$11,243
7/31/2019	$11,236	$10,958	$11,268
8/31/2019	$11,298	$11,041	$11,560
9/30/2019	$11,308	$11,054	$11,498
10/31/2019	$11,342	$11,103	$11,533
11/30/2019	$11,376	$11,113	$11,527
12/31/2019	$11,409	$11,151	$11,519
1/31/2020	$11,496	$11,215	$11,740
2/29/2020	$11,528	$11,279	$11,952
3/31/2020	$10,797	$10,964	$11,881
4/30/2020	$11,077	$11,224	$12,093
5/31/2020	$11,272	$11,354	$12,149
6/30/2020	$11,414	$11,445	$12,225
7/31/2020	$11,498	$11,502	$12,408
8/31/2020	$11,583	$11,531	$12,308
9/30/2020	$11,583	$11,530	$12,301
10/31/2020	$11,610	$11,551	$12,246
11/30/2020	$11,694	$11,590	$12,366
12/31/2020	$11,777	$11,615	$12,383
1/31/2021	$11,804	$11,622	$12,295
2/28/2021	$11,830	$11,626	$12,117
3/31/2021	$11,829	$11,617	$11,966
4/30/2021	$11,884	$11,641	$12,060
5/31/2021	$11,910	$11,666	$12,100
6/30/2021	$11,908	$11,657	$12,185
7/31/2021	$11,934	$11,676	$12,321
8/31/2021	$11,930	$11,681	$12,297
9/30/2021	$11,955	$11,678	$12,191
10/31/2021	$11,921	$11,640	$12,188
11/30/2021	$11,918	$11,622	$12,224
12/31/2021	$11,914	$11,614	$12,192
1/31/2022	$11,853	$11,527	$11,930
2/28/2022	$11,764	$11,438	$11,797
3/31/2022	$11,618	$11,248	$11,469
4/30/2022	$11,532	$11,166	$11,034
5/31/2022	$11,561	$11,230	$11,105
6/30/2022	$11,417	$11,134	$10,931
7/31/2022	$11,536	$11,218	$11,198
8/31/2022	$11,456	$11,155	$10,881
9/30/2022	$11,257	$10,994	$10,411
10/31/2022	$11,236	$10,970	$10,276
11/30/2022	$11,335	$11,115	$10,654
12/31/2022	$11,375	$11,150	$10,606
1/31/2023	$11,536	$11,266	$10,932
2/28/2023	$11,457	$11,196	$10,650
3/31/2023	$11,592	$11,295	$10,920
4/30/2023	$11,637	$11,364	$10,987
5/31/2023	$11,593	$11,345	$10,867
6/30/2023	$11,580	$11,330	$10,828
7/31/2023	$11,657	$11,407	$10,821
8/31/2023	$11,705	$11,442	$10,751
9/30/2023	$11,692	$11,435	$10,478
10/31/2023	$11,680	$11,461	$10,313
11/30/2023	$11,854	$11,629	$10,780
12/31/2023	$12,028	$11,783	$11,193
1/31/2024	$12,080	$11,846	$11,162
2/29/2024	$12,067	$11,823	$11,004
3/31/2024	$12,120	$11,885	$11,106
4/30/2024	$12,110	$11,862	$10,825
5/31/2024	$12,227	$11,958	$11,009
6/30/2024	$12,281	$12,018	$11,113
7/31/2024	$12,431	$12,172	$11,373
8/31/2024	$12,518	$12,287	$11,536
9/30/2024	$12,637	$12,399	$11,690
10/31/2024	$12,595	$12,345	$11,401
11/30/2024	$12,651	$12,398	$11,521
12/31/2024	$12,673	$12,426	$11,332
1/31/2025	$12,760	$12,490	$11,393
2/28/2025	$12,848	$12,581	$11,643
3/31/2025	$12,871	$12,632	$11,648
4/30/2025	$12,962	$12,703	$11,693
5/31/2025	$12,989	$12,725	$11,610
6/30/2025	$13,116	$12,818	$11,788
7/31/2025	$13,108	$12,836	$11,757
8/31/2025	$13,236	$12,950	$11,898
9/30/2025	$13,294	$13,006	$12,028
10/31/2025	$13,352	$13,051	$12,103
11/30/2025	$13,408	$13,113	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	5.99%	2.77%	2.98%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 43,016,607,299
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 107,356,017
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000173880
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class A
Trading Symbol	LUBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 4.87%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,004	$10,002	$9,975
11/30/2016	$10,015	$10,002	$9,739
12/31/2016	$10,015	$10,006	$9,753
1/31/2017	$10,033	$10,012	$9,772
2/28/2017	$10,042	$10,016	$9,838
3/31/2017	$10,050	$10,017	$9,832
4/30/2017	$10,059	$10,023	$9,908
5/31/2017	$10,079	$10,028	$9,984
6/30/2017	$10,089	$10,036	$9,974
7/31/2017	$10,100	$10,044	$10,017
8/31/2017	$10,111	$10,054	$10,107
9/30/2017	$10,122	$10,063	$10,059
10/31/2017	$10,134	$10,071	$10,065
11/30/2017	$10,145	$10,078	$10,052
12/31/2017	$10,158	$10,088	$10,098
1/31/2018	$10,171	$10,099	$9,982
2/28/2018	$10,174	$10,107	$9,887
3/31/2018	$10,190	$10,121	$9,951
4/30/2018	$10,207	$10,135	$9,877
5/31/2018	$10,226	$10,151	$9,947
6/30/2018	$10,244	$10,167	$9,935
7/31/2018	$10,263	$10,183	$9,937
8/31/2018	$10,293	$10,203	$10,001
9/30/2018	$10,312	$10,218	$9,937
10/31/2018	$10,322	$10,236	$9,858
11/30/2018	$10,332	$10,256	$9,917
12/31/2018	$10,354	$10,277	$10,099
1/31/2019	$10,387	$10,299	$10,207
2/28/2019	$10,419	$10,318	$10,201
3/31/2019	$10,442	$10,341	$10,396
4/30/2019	$10,475	$10,361	$10,399
5/31/2019	$10,498	$10,386	$10,584
6/30/2019	$10,519	$10,410	$10,717
7/31/2019	$10,541	$10,429	$10,740
8/31/2019	$10,572	$10,451	$11,019
9/30/2019	$10,581	$10,468	$10,960
10/31/2019	$10,611	$10,490	$10,993
11/30/2019	$10,629	$10,503	$10,987
12/31/2019	$10,646	$10,518	$10,980
1/31/2020	$10,664	$10,533	$11,191
2/29/2020	$10,679	$10,552	$11,392
3/31/2020	$10,503	$10,587	$11,325
4/30/2020	$10,623	$10,587	$11,527
5/31/2020	$10,677	$10,587	$11,580
6/30/2020	$10,728	$10,589	$11,653
7/31/2020	$10,746	$10,591	$11,827
8/31/2020	$10,751	$10,592	$11,732
9/30/2020	$10,755	$10,593	$11,725
10/31/2020	$10,758	$10,594	$11,673
11/30/2020	$10,762	$10,595	$11,788
12/31/2020	$10,764	$10,596	$11,804
1/31/2021	$10,767	$10,597	$11,719
2/28/2021	$10,770	$10,598	$11,550
3/31/2021	$10,762	$10,599	$11,406
4/30/2021	$10,766	$10,599	$11,496
5/31/2021	$10,769	$10,600	$11,533
6/30/2021	$10,773	$10,599	$11,614
7/31/2021	$10,776	$10,600	$11,744
8/31/2021	$10,779	$10,601	$11,722
9/30/2021	$10,772	$10,601	$11,620
10/31/2021	$10,765	$10,601	$11,617
11/30/2021	$10,758	$10,601	$11,652
12/31/2021	$10,754	$10,602	$11,622
1/31/2022	$10,736	$10,599	$11,371
2/28/2022	$10,719	$10,599	$11,245
3/31/2022	$10,670	$10,599	$10,932
4/30/2022	$10,656	$10,601	$10,517
5/31/2022	$10,643	$10,607	$10,585
6/30/2022	$10,610	$10,607	$10,419
7/31/2022	$10,646	$10,614	$10,674
8/31/2022	$10,664	$10,631	$10,372
9/30/2022	$10,630	$10,651	$9,924
10/31/2022	$10,631	$10,668	$9,795
11/30/2022	$10,691	$10,702	$10,156
12/31/2022	$10,742	$10,743	$10,110
1/31/2023	$10,828	$10,778	$10,421
2/28/2023	$10,860	$10,813	$10,151
3/31/2023	$10,895	$10,864	$10,409
4/30/2023	$10,943	$10,900	$10,472
5/31/2023	$10,971	$10,940	$10,358
6/30/2023	$11,010	$10,989	$10,321
7/31/2023	$11,075	$11,034	$10,314
8/31/2023	$11,130	$11,084	$10,248
9/30/2023	$11,162	$11,134	$9,988
10/31/2023	$11,206	$11,184	$9,830
11/30/2023	$11,284	$11,236	$10,275
12/31/2023	$11,365	$11,290	$10,669
1/31/2024	$11,436	$11,339	$10,639
2/29/2024	$11,482	$11,383	$10,489
3/31/2024	$11,531	$11,435	$10,586
4/30/2024	$11,580	$11,482	$10,319
5/31/2024	$11,642	$11,538	$10,493
6/30/2024	$11,691	$11,586	$10,593
7/31/2024	$11,777	$11,640	$10,840
8/31/2024	$11,840	$11,698	$10,996
9/30/2024	$11,901	$11,751	$11,143
10/31/2024	$11,938	$11,795	$10,867
11/30/2024	$11,998	$11,840	$10,982
12/31/2024	$12,046	$11,889	$10,802
1/31/2025	$12,093	$11,933	$10,859
2/28/2025	$12,150	$11,972	$11,098
3/31/2025	$12,186	$12,013	$11,102
4/30/2025	$12,233	$12,055	$11,146
5/31/2025	$12,280	$12,097	$11,066
6/30/2025	$12,339	$12,139	$11,236
7/31/2025	$12,373	$12,181	$11,207
8/31/2025	$12,445	$12,232	$11,341
9/30/2025	$12,491	$12,274	$11,465
10/31/2025	$12,537	$12,318	$11,536
11/30/2025	$12,582	$12,356	$11,608

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/17/16
Class A at NAV	4.87%	3.17%	2.55%
Class A with sales charge	4.87%	3.17%	2.55%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.65%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 15,000,358,590
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 22,364,505
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000213736
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class A1
Trading Symbol	LUSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 4.76%, reflecting performance at the net asset value (NAV) of Class A1 shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A1	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
7/31/2019	$9,853	$10,000	$10,000
8/31/2019	$9,881	$10,021	$10,259
9/30/2019	$9,889	$10,038	$10,205
10/31/2019	$9,915	$10,059	$10,235
11/30/2019	$9,930	$10,071	$10,230
12/31/2019	$9,945	$10,086	$10,223
1/31/2020	$9,960	$10,100	$10,420
2/29/2020	$9,984	$10,118	$10,607
3/31/2020	$9,818	$10,151	$10,545
4/30/2020	$9,920	$10,152	$10,732
5/31/2020	$9,979	$10,152	$10,782
6/30/2020	$10,016	$10,153	$10,850
7/31/2020	$10,032	$10,156	$11,012
8/31/2020	$10,036	$10,156	$10,923
9/30/2020	$10,039	$10,158	$10,917
10/31/2020	$10,042	$10,159	$10,869
11/30/2020	$10,044	$10,160	$10,975
12/31/2020	$10,046	$10,161	$10,990
1/31/2021	$10,048	$10,161	$10,911
2/28/2021	$10,050	$10,162	$10,754
3/31/2021	$10,042	$10,163	$10,620
4/30/2021	$10,045	$10,164	$10,704
5/31/2021	$10,057	$10,164	$10,738
6/30/2021	$10,049	$10,164	$10,814
7/31/2021	$10,052	$10,164	$10,935
8/31/2021	$10,054	$10,165	$10,914
9/30/2021	$10,057	$10,165	$10,820
10/31/2021	$10,039	$10,165	$10,817
11/30/2021	$10,032	$10,165	$10,849
12/31/2021	$10,037	$10,166	$10,821
1/31/2022	$10,020	$10,163	$10,588
2/28/2022	$9,993	$10,163	$10,470
3/31/2022	$9,947	$10,163	$10,179
4/30/2022	$9,932	$10,165	$9,792
5/31/2022	$9,929	$10,171	$9,856
6/30/2022	$9,899	$10,170	$9,701
7/31/2022	$9,921	$10,178	$9,938
8/31/2022	$9,936	$10,194	$9,657
9/30/2022	$9,914	$10,213	$9,240
10/31/2022	$9,905	$10,229	$9,120
11/30/2022	$9,959	$10,262	$9,456
12/31/2022	$10,006	$10,301	$9,413
1/31/2023	$10,086	$10,335	$9,703
2/28/2023	$10,115	$10,369	$9,452
3/31/2023	$10,146	$10,417	$9,692
4/30/2023	$10,190	$10,452	$9,751
5/31/2023	$10,225	$10,490	$9,644
6/30/2023	$10,251	$10,537	$9,610
7/31/2023	$10,310	$10,580	$9,603
8/31/2023	$10,360	$10,628	$9,542
9/30/2023	$10,390	$10,676	$9,299
10/31/2023	$10,430	$10,724	$9,153
11/30/2023	$10,512	$10,774	$9,567
12/31/2023	$10,587	$10,826	$9,933
1/31/2024	$10,652	$10,872	$9,906
2/29/2024	$10,683	$10,915	$9,766
3/31/2024	$10,738	$10,964	$9,856
4/30/2024	$10,772	$11,010	$9,607
5/31/2024	$10,829	$11,063	$9,770
6/30/2024	$10,885	$11,109	$9,863
7/31/2024	$10,953	$11,161	$10,093
8/31/2024	$11,011	$11,217	$10,238
9/30/2024	$11,078	$11,268	$10,375
10/31/2024	$11,100	$11,310	$10,118
11/30/2024	$11,155	$11,353	$10,225
12/31/2024	$11,198	$11,400	$10,058
1/31/2025	$11,241	$11,442	$10,111
2/28/2025	$11,294	$11,479	$10,333
3/31/2025	$11,326	$11,519	$10,337
4/30/2025	$11,369	$11,559	$10,378
5/31/2025	$11,411	$11,600	$10,304
6/30/2025	$11,465	$11,640	$10,462
7/31/2025	$11,496	$11,680	$10,434
8/31/2025	$11,562	$11,728	$10,559
9/30/2025	$11,604	$11,770	$10,674
10/31/2025	$11,646	$11,812	$10,741
11/30/2025	$11,686	$11,847	$10,808

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class A1 at NAV	4.76%	3.07%	2.73%
Class A1 with sales charge	3.22%	2.77%	2.49%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.71%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.23%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 15,000,358,590
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 22,364,505
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000173881
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class F
Trading Symbol	LUBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 4.92%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,016	$10,002	$9,739
12/31/2016	$10,016	$10,006	$9,753
1/31/2017	$10,035	$10,012	$9,772
2/28/2017	$10,044	$10,016	$9,838
3/31/2017	$10,052	$10,017	$9,832
4/30/2017	$10,062	$10,023	$9,908
5/31/2017	$10,082	$10,028	$9,984
6/30/2017	$10,092	$10,036	$9,974
7/31/2017	$10,103	$10,044	$10,017
8/31/2017	$10,115	$10,054	$10,107
9/30/2017	$10,126	$10,063	$10,059
10/31/2017	$10,138	$10,071	$10,065
11/30/2017	$10,150	$10,078	$10,052
12/31/2017	$10,163	$10,088	$10,098
1/31/2018	$10,177	$10,099	$9,982
2/28/2018	$10,191	$10,107	$9,887
3/31/2018	$10,196	$10,121	$9,951
4/30/2018	$10,214	$10,135	$9,877
5/31/2018	$10,243	$10,151	$9,947
6/30/2018	$10,252	$10,167	$9,935
7/31/2018	$10,282	$10,183	$9,937
8/31/2018	$10,301	$10,203	$10,001
9/30/2018	$10,321	$10,218	$9,937
10/31/2018	$10,331	$10,236	$9,858
11/30/2018	$10,351	$10,256	$9,917
12/31/2018	$10,363	$10,277	$10,099
1/31/2019	$10,397	$10,299	$10,207
2/28/2019	$10,429	$10,318	$10,201
3/31/2019	$10,453	$10,341	$10,396
4/30/2019	$10,486	$10,361	$10,399
5/31/2019	$10,510	$10,386	$10,584
6/30/2019	$10,542	$10,410	$10,717
7/31/2019	$10,564	$10,429	$10,740
8/31/2019	$10,585	$10,451	$11,019
9/30/2019	$10,605	$10,468	$10,960
10/31/2019	$10,625	$10,490	$10,993
11/30/2019	$10,644	$10,503	$10,987
12/31/2019	$10,662	$10,518	$10,980
1/31/2020	$10,679	$10,533	$11,191
2/29/2020	$10,695	$10,552	$11,392
3/31/2020	$10,519	$10,587	$11,325
4/30/2020	$10,640	$10,587	$11,527
5/31/2020	$10,694	$10,587	$11,580
6/30/2020	$10,746	$10,589	$11,653
7/31/2020	$10,764	$10,591	$11,827
8/31/2020	$10,770	$10,592	$11,732
9/30/2020	$10,774	$10,593	$11,725
10/31/2020	$10,778	$10,594	$11,673
11/30/2020	$10,782	$10,595	$11,788
12/31/2020	$10,785	$10,596	$11,804
1/31/2021	$10,788	$10,597	$11,719
2/28/2021	$10,792	$10,598	$11,550
3/31/2021	$10,784	$10,599	$11,406
4/30/2021	$10,788	$10,599	$11,496
5/31/2021	$10,803	$10,600	$11,533
6/30/2021	$10,796	$10,599	$11,614
7/31/2021	$10,800	$10,600	$11,744
8/31/2021	$10,804	$10,601	$11,722
9/30/2021	$10,808	$10,601	$11,620
10/31/2021	$10,790	$10,601	$11,617
11/30/2021	$10,784	$10,601	$11,652
12/31/2021	$10,791	$10,602	$11,622
1/31/2022	$10,774	$10,599	$11,371
2/28/2022	$10,747	$10,599	$11,245
3/31/2022	$10,698	$10,599	$10,932
4/30/2022	$10,684	$10,601	$10,517
5/31/2022	$10,682	$10,607	$10,585
6/30/2022	$10,639	$10,607	$10,419
7/31/2022	$10,675	$10,614	$10,674
8/31/2022	$10,694	$10,631	$10,372
9/30/2022	$10,671	$10,651	$9,924
10/31/2022	$10,662	$10,668	$9,795
11/30/2022	$10,722	$10,702	$10,156
12/31/2022	$10,774	$10,743	$10,110
1/31/2023	$10,861	$10,778	$10,421
2/28/2023	$10,893	$10,813	$10,151
3/31/2023	$10,929	$10,864	$10,409
4/30/2023	$10,977	$10,900	$10,472
5/31/2023	$11,006	$10,940	$10,358
6/30/2023	$11,046	$10,989	$10,321
7/31/2023	$11,111	$11,034	$10,314
8/31/2023	$11,166	$11,084	$10,248
9/30/2023	$11,199	$11,134	$9,988
10/31/2023	$11,244	$11,184	$9,830
11/30/2023	$11,323	$11,236	$10,275
12/31/2023	$11,405	$11,290	$10,669
1/31/2024	$11,476	$11,339	$10,639
2/29/2024	$11,523	$11,383	$10,489
3/31/2024	$11,572	$11,435	$10,586
4/30/2024	$11,622	$11,482	$10,319
5/31/2024	$11,684	$11,538	$10,493
6/30/2024	$11,735	$11,586	$10,593
7/31/2024	$11,821	$11,640	$10,840
8/31/2024	$11,885	$11,698	$10,996
9/30/2024	$11,947	$11,751	$11,143
10/31/2024	$11,985	$11,795	$10,867
11/30/2024	$12,045	$11,840	$10,982
12/31/2024	$12,093	$11,889	$10,802
1/31/2025	$12,141	$11,933	$10,859
2/28/2025	$12,199	$11,972	$11,098
3/31/2025	$12,236	$12,013	$11,102
4/30/2025	$12,283	$12,055	$11,146
5/31/2025	$12,331	$12,097	$11,066
6/30/2025	$12,390	$12,139	$11,236
7/31/2025	$12,426	$12,181	$11,207
8/31/2025	$12,499	$12,232	$11,341
9/30/2025	$12,545	$12,274	$11,465
10/31/2025	$12,579	$12,318	$11,536
11/30/2025	$12,637	$12,356	$11,608

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/17/16
Class F at NAV	4.92%	3.23%	2.60%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.65%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 15,000,358,590
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 22,364,505
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188258
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class F3
Trading Symbol	LUBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.09%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,010	$10,006	$10,051
5/31/2017	$10,031	$10,010	$10,128
6/30/2017	$10,033	$10,019	$10,118
7/31/2017	$10,045	$10,026	$10,162
8/31/2017	$10,057	$10,037	$10,253
9/30/2017	$10,070	$10,045	$10,204
10/31/2017	$10,083	$10,053	$10,210
11/30/2017	$10,096	$10,060	$10,197
12/31/2017	$10,110	$10,070	$10,244
1/31/2018	$10,125	$10,081	$10,126
2/28/2018	$10,130	$10,090	$10,030
3/31/2018	$10,147	$10,104	$10,094
4/30/2018	$10,166	$10,118	$10,019
5/31/2018	$10,196	$10,133	$10,091
6/30/2018	$10,216	$10,150	$10,078
7/31/2018	$10,237	$10,166	$10,080
8/31/2018	$10,258	$10,185	$10,145
9/30/2018	$10,278	$10,200	$10,080
10/31/2018	$10,299	$10,218	$10,000
11/30/2018	$10,311	$10,238	$10,060
12/31/2018	$10,324	$10,259	$10,245
1/31/2019	$10,359	$10,281	$10,354
2/28/2019	$10,392	$10,300	$10,348
3/31/2019	$10,427	$10,323	$10,546
4/30/2019	$10,451	$10,343	$10,549
5/31/2019	$10,476	$10,367	$10,736
6/30/2019	$10,510	$10,392	$10,871
7/31/2019	$10,533	$10,411	$10,895
8/31/2019	$10,555	$10,433	$11,177
9/30/2019	$10,577	$10,450	$11,118
10/31/2019	$10,598	$10,472	$11,151
11/30/2019	$10,617	$10,484	$11,146
12/31/2019	$10,637	$10,500	$11,138
1/31/2020	$10,656	$10,514	$11,352
2/29/2020	$10,673	$10,534	$11,557
3/31/2020	$10,499	$10,568	$11,489
4/30/2020	$10,620	$10,569	$11,693
5/31/2020	$10,676	$10,569	$11,747
6/30/2020	$10,728	$10,570	$11,821
7/31/2020	$10,748	$10,573	$11,998
8/31/2020	$10,755	$10,573	$11,901
9/30/2020	$10,760	$10,575	$11,894
10/31/2020	$10,766	$10,576	$11,841
11/30/2020	$10,771	$10,577	$11,958
12/31/2020	$10,775	$10,578	$11,974
1/31/2021	$10,780	$10,578	$11,888
2/28/2021	$10,784	$10,579	$11,716
3/31/2021	$10,778	$10,580	$11,570
4/30/2021	$10,784	$10,581	$11,662
5/31/2021	$10,789	$10,581	$11,700
6/30/2021	$10,794	$10,581	$11,782
7/31/2021	$10,799	$10,581	$11,914
8/31/2021	$10,804	$10,582	$11,891
9/30/2021	$10,799	$10,582	$11,788
10/31/2021	$10,794	$10,582	$11,785
11/30/2021	$10,788	$10,582	$11,820
12/31/2021	$10,786	$10,583	$11,789
1/31/2022	$10,770	$10,580	$11,535
2/28/2022	$10,754	$10,580	$11,407
3/31/2022	$10,707	$10,580	$11,090
4/30/2022	$10,694	$10,582	$10,669
5/31/2022	$10,683	$10,589	$10,738
6/30/2022	$10,653	$10,588	$10,569
7/31/2022	$10,690	$10,596	$10,828
8/31/2022	$10,710	$10,612	$10,522
9/30/2022	$10,677	$10,632	$10,067
10/31/2022	$10,680	$10,649	$9,937
11/30/2022	$10,742	$10,683	$10,302
12/31/2022	$10,795	$10,724	$10,256
1/31/2023	$10,884	$10,759	$10,571
2/28/2023	$10,906	$10,794	$10,298
3/31/2023	$10,955	$10,845	$10,559
4/30/2023	$11,004	$10,881	$10,623
5/31/2023	$11,034	$10,920	$10,508
6/30/2023	$11,075	$10,969	$10,470
7/31/2023	$11,142	$11,014	$10,463
8/31/2023	$11,199	$11,064	$10,396
9/30/2023	$11,233	$11,114	$10,132
10/31/2023	$11,280	$11,164	$9,972
11/30/2023	$11,360	$11,216	$10,424
12/31/2023	$11,444	$11,271	$10,823
1/31/2024	$11,517	$11,319	$10,793
2/29/2024	$11,565	$11,363	$10,640
3/31/2024	$11,616	$11,415	$10,739
4/30/2024	$11,667	$11,462	$10,467
5/31/2024	$11,732	$11,518	$10,645
6/30/2024	$11,784	$11,565	$10,746
7/31/2024	$11,872	$11,619	$10,997
8/31/2024	$11,938	$11,678	$11,155
9/30/2024	$12,001	$11,731	$11,304
10/31/2024	$12,041	$11,774	$11,024
11/30/2024	$12,103	$11,820	$11,140
12/31/2024	$12,153	$11,868	$10,958
1/31/2025	$12,203	$11,912	$11,016
2/28/2025	$12,263	$11,951	$11,258
3/31/2025	$12,301	$11,992	$11,263
4/30/2025	$12,350	$12,034	$11,307
5/31/2025	$12,400	$12,076	$11,226
6/30/2025	$12,461	$12,118	$11,399
7/31/2025	$12,499	$12,160	$11,368
8/31/2025	$12,574	$12,210	$11,504
9/30/2025	$12,622	$12,253	$11,630
10/31/2025	$12,658	$12,297	$11,703
11/30/2025	$12,718	$12,334	$11,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	5.09%	3.38%	2.82%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.45%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 15,000,358,590
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 22,364,505
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000173882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class I
Trading Symbol	LUBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.13%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,017	$10,002	$9,739
12/31/2016	$10,019	$10,006	$9,753
1/31/2017	$10,038	$10,012	$9,772
2/28/2017	$10,048	$10,016	$9,838
3/31/2017	$10,058	$10,017	$9,832
4/30/2017	$10,079	$10,023	$9,908
5/31/2017	$10,090	$10,028	$9,984
6/30/2017	$10,102	$10,036	$9,974
7/31/2017	$10,113	$10,044	$10,017
8/31/2017	$10,126	$10,054	$10,107
9/30/2017	$10,138	$10,063	$10,059
10/31/2017	$10,151	$10,071	$10,065
11/30/2017	$10,164	$10,078	$10,052
12/31/2017	$10,178	$10,088	$10,098
1/31/2018	$10,192	$10,099	$9,982
2/28/2018	$10,197	$10,107	$9,887
3/31/2018	$10,214	$10,121	$9,951
4/30/2018	$10,232	$10,135	$9,877
5/31/2018	$10,252	$10,151	$9,947
6/30/2018	$10,272	$10,167	$9,935
7/31/2018	$10,292	$10,183	$9,937
8/31/2018	$10,323	$10,203	$10,001
9/30/2018	$10,344	$10,218	$9,937
10/31/2018	$10,355	$10,236	$9,858
11/30/2018	$10,366	$10,256	$9,917
12/31/2018	$10,389	$10,277	$10,099
1/31/2019	$10,424	$10,299	$10,207
2/28/2019	$10,457	$10,318	$10,201
3/31/2019	$10,482	$10,341	$10,396
4/30/2019	$10,516	$10,361	$10,399
5/31/2019	$10,540	$10,386	$10,584
6/30/2019	$10,563	$10,410	$10,717
7/31/2019	$10,586	$10,429	$10,740
8/31/2019	$10,608	$10,451	$11,019
9/30/2019	$10,629	$10,468	$10,960
10/31/2019	$10,661	$10,490	$10,993
11/30/2019	$10,680	$10,503	$10,987
12/31/2019	$10,699	$10,518	$10,980
1/31/2020	$10,718	$10,533	$11,191
2/29/2020	$10,735	$10,552	$11,392
3/31/2020	$10,559	$10,587	$11,325
4/30/2020	$10,681	$10,587	$11,527
5/31/2020	$10,736	$10,587	$11,580
6/30/2020	$10,778	$10,589	$11,653
7/31/2020	$10,808	$10,591	$11,827
8/31/2020	$10,815	$10,592	$11,732
9/30/2020	$10,820	$10,593	$11,725
10/31/2020	$10,825	$10,594	$11,673
11/30/2020	$10,830	$10,595	$11,788
12/31/2020	$10,834	$10,596	$11,804
1/31/2021	$10,838	$10,597	$11,719
2/28/2021	$10,842	$10,598	$11,550
3/31/2021	$10,836	$10,599	$11,406
4/30/2021	$10,841	$10,599	$11,496
5/31/2021	$10,845	$10,600	$11,533
6/30/2021	$10,850	$10,599	$11,614
7/31/2021	$10,855	$10,600	$11,744
8/31/2021	$10,860	$10,601	$11,722
9/30/2021	$10,854	$10,601	$11,620
10/31/2021	$10,848	$10,601	$11,617
11/30/2021	$10,843	$10,601	$11,652
12/31/2021	$10,840	$10,602	$11,622
1/31/2022	$10,823	$10,599	$11,371
2/28/2022	$10,807	$10,599	$11,245
3/31/2022	$10,760	$10,599	$10,932
4/30/2022	$10,746	$10,601	$10,517
5/31/2022	$10,734	$10,607	$10,585
6/30/2022	$10,703	$10,607	$10,419
7/31/2022	$10,740	$10,614	$10,674
8/31/2022	$10,760	$10,631	$10,372
9/30/2022	$10,726	$10,651	$9,924
10/31/2022	$10,730	$10,668	$9,795
11/30/2022	$10,791	$10,702	$10,156
12/31/2022	$10,844	$10,743	$10,110
1/31/2023	$10,933	$10,778	$10,421
2/28/2023	$10,966	$10,813	$10,151
3/31/2023	$11,003	$10,864	$10,409
4/30/2023	$11,052	$10,900	$10,472
5/31/2023	$11,082	$10,940	$10,358
6/30/2023	$11,123	$10,989	$10,321
7/31/2023	$11,189	$11,034	$10,314
8/31/2023	$11,247	$11,084	$10,248
9/30/2023	$11,281	$11,134	$9,988
10/31/2023	$11,327	$11,184	$9,830
11/30/2023	$11,407	$11,236	$10,275
12/31/2023	$11,490	$11,290	$10,669
1/31/2024	$11,563	$11,339	$10,639
2/29/2024	$11,611	$11,383	$10,489
3/31/2024	$11,662	$11,435	$10,586
4/30/2024	$11,713	$11,482	$10,319
5/31/2024	$11,777	$11,538	$10,493
6/30/2024	$11,829	$11,586	$10,593
7/31/2024	$11,917	$11,640	$10,840
8/31/2024	$11,982	$11,698	$10,996
9/30/2024	$12,046	$11,751	$11,143
10/31/2024	$12,085	$11,795	$10,867
11/30/2024	$12,134	$11,840	$10,982
12/31/2024	$12,196	$11,889	$10,802
1/31/2025	$12,246	$11,933	$10,859
2/28/2025	$12,305	$11,972	$11,098
3/31/2025	$12,343	$12,013	$11,102
4/30/2025	$12,392	$12,055	$11,146
5/31/2025	$12,441	$12,097	$11,066
6/30/2025	$12,502	$12,139	$11,236
7/31/2025	$12,539	$12,181	$11,207
8/31/2025	$12,613	$12,232	$11,341
9/30/2025	$12,662	$12,274	$11,465
10/31/2025	$12,697	$12,318	$11,536
11/30/2025	$12,756	$12,356	$11,608

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/17/16
Class I at NAV	5.13%	3.33%	2.71%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.65%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 15,000,358,590
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 22,364,505
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000173883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class R5
Trading Symbol	LUBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.03%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,017	$10,002	$9,739
12/31/2016	$10,019	$10,006	$9,753
1/31/2017	$10,038	$10,012	$9,772
2/28/2017	$10,048	$10,016	$9,838
3/31/2017	$10,058	$10,017	$9,832
4/30/2017	$10,079	$10,023	$9,908
5/31/2017	$10,091	$10,028	$9,984
6/30/2017	$10,102	$10,036	$9,974
7/31/2017	$10,114	$10,044	$10,017
8/31/2017	$10,127	$10,054	$10,107
9/30/2017	$10,139	$10,063	$10,059
10/31/2017	$10,152	$10,071	$10,065
11/30/2017	$10,165	$10,078	$10,052
12/31/2017	$10,179	$10,088	$10,098
1/31/2018	$10,194	$10,099	$9,982
2/28/2018	$10,209	$10,107	$9,887
3/31/2018	$10,216	$10,121	$9,951
4/30/2018	$10,245	$10,135	$9,877
5/31/2018	$10,265	$10,151	$9,947
6/30/2018	$10,285	$10,167	$9,935
7/31/2018	$10,306	$10,183	$9,937
8/31/2018	$10,327	$10,203	$10,001
9/30/2018	$10,347	$10,218	$9,937
10/31/2018	$10,369	$10,236	$9,858
11/30/2018	$10,380	$10,256	$9,917
12/31/2018	$10,393	$10,277	$10,099
1/31/2019	$10,428	$10,299	$10,207
2/28/2019	$10,462	$10,318	$10,201
3/31/2019	$10,497	$10,341	$10,396
4/30/2019	$10,521	$10,361	$10,399
5/31/2019	$10,545	$10,386	$10,584
6/30/2019	$10,579	$10,410	$10,717
7/31/2019	$10,602	$10,429	$10,740
8/31/2019	$10,624	$10,451	$11,019
9/30/2019	$10,645	$10,468	$10,960
10/31/2019	$10,666	$10,490	$10,993
11/30/2019	$10,685	$10,503	$10,987
12/31/2019	$10,704	$10,518	$10,980
1/31/2020	$10,723	$10,533	$11,191
2/29/2020	$10,740	$10,552	$11,392
3/31/2020	$10,564	$10,587	$11,325
4/30/2020	$10,687	$10,587	$11,527
5/31/2020	$10,742	$10,587	$11,580
6/30/2020	$10,795	$10,589	$11,653
7/31/2020	$10,814	$10,591	$11,827
8/31/2020	$10,821	$10,592	$11,732
9/30/2020	$10,826	$10,593	$11,725
10/31/2020	$10,831	$10,594	$11,673
11/30/2020	$10,836	$10,595	$11,788
12/31/2020	$10,840	$10,596	$11,804
1/31/2021	$10,844	$10,597	$11,719
2/28/2021	$10,848	$10,598	$11,550
3/31/2021	$10,842	$10,599	$11,406
4/30/2021	$10,846	$10,599	$11,496
5/31/2021	$10,862	$10,600	$11,533
6/30/2021	$10,856	$10,599	$11,614
7/31/2021	$10,861	$10,600	$11,744
8/31/2021	$10,866	$10,601	$11,722
9/30/2021	$10,860	$10,601	$11,620
10/31/2021	$10,854	$10,601	$11,617
11/30/2021	$10,848	$10,601	$11,652
12/31/2021	$10,846	$10,602	$11,622
1/31/2022	$10,840	$10,599	$11,371
2/28/2022	$10,814	$10,599	$11,245
3/31/2022	$10,766	$10,599	$10,932
4/30/2022	$10,752	$10,601	$10,517
5/31/2022	$10,741	$10,607	$10,585
6/30/2022	$10,709	$10,607	$10,419
7/31/2022	$10,747	$10,614	$10,674
8/31/2022	$10,766	$10,631	$10,372
9/30/2022	$10,744	$10,651	$9,924
10/31/2022	$10,736	$10,668	$9,795
11/30/2022	$10,797	$10,702	$10,156
12/31/2022	$10,850	$10,743	$10,110
1/31/2023	$10,939	$10,778	$10,421
2/28/2023	$10,972	$10,813	$10,151
3/31/2023	$11,009	$10,864	$10,409
4/30/2023	$11,059	$10,900	$10,472
5/31/2023	$11,088	$10,940	$10,358
6/30/2023	$11,130	$10,989	$10,321
7/31/2023	$11,196	$11,034	$10,314
8/31/2023	$11,253	$11,084	$10,248
9/30/2023	$11,287	$11,134	$9,988
10/31/2023	$11,334	$11,184	$9,830
11/30/2023	$11,426	$11,236	$10,275
12/31/2023	$11,497	$11,290	$10,669
1/31/2024	$11,570	$11,339	$10,639
2/29/2024	$11,618	$11,383	$10,489
3/31/2024	$11,669	$11,435	$10,586
4/30/2024	$11,720	$11,482	$10,319
5/31/2024	$11,784	$11,538	$10,493
6/30/2024	$11,848	$11,586	$10,593
7/31/2024	$11,924	$11,640	$10,840
8/31/2024	$11,989	$11,698	$10,996
9/30/2024	$12,053	$11,751	$11,143
10/31/2024	$12,092	$11,795	$10,867
11/30/2024	$12,154	$11,840	$10,982
12/31/2024	$12,204	$11,889	$10,802
1/31/2025	$12,253	$11,933	$10,859
2/28/2025	$12,313	$11,972	$11,098
3/31/2025	$12,351	$12,013	$11,102
4/30/2025	$12,400	$12,055	$11,146
5/31/2025	$12,449	$12,097	$11,066
6/30/2025	$12,510	$12,139	$11,236
7/31/2025	$12,547	$12,181	$11,207
8/31/2025	$12,621	$12,232	$11,341
9/30/2025	$12,670	$12,274	$11,465
10/31/2025	$12,718	$12,318	$11,536
11/30/2025	$12,764	$12,356	$11,608

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/17/16
Class R5 at NAV	5.03%	3.33%	2.71%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.65%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 15,000,358,590
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 22,364,505
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000173884
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class R6
Trading Symbol	LUBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.09%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,018	$10,002	$9,739
12/31/2016	$10,020	$10,006	$9,753
1/31/2017	$10,040	$10,012	$9,772
2/28/2017	$10,050	$10,016	$9,838
3/31/2017	$10,061	$10,017	$9,832
4/30/2017	$10,082	$10,023	$9,908
5/31/2017	$10,094	$10,028	$9,984
6/30/2017	$10,106	$10,036	$9,974
7/31/2017	$10,118	$10,044	$10,017
8/31/2017	$10,131	$10,054	$10,107
9/30/2017	$10,144	$10,063	$10,059
10/31/2017	$10,158	$10,071	$10,065
11/30/2017	$10,171	$10,078	$10,052
12/31/2017	$10,185	$10,088	$10,098
1/31/2018	$10,201	$10,099	$9,982
2/28/2018	$10,216	$10,107	$9,887
3/31/2018	$10,223	$10,121	$9,951
4/30/2018	$10,252	$10,135	$9,877
5/31/2018	$10,272	$10,151	$9,947
6/30/2018	$10,292	$10,167	$9,935
7/31/2018	$10,313	$10,183	$9,937
8/31/2018	$10,334	$10,203	$10,001
9/30/2018	$10,355	$10,218	$9,937
10/31/2018	$10,376	$10,236	$9,858
11/30/2018	$10,387	$10,256	$9,917
12/31/2018	$10,400	$10,277	$10,099
1/31/2019	$10,446	$10,299	$10,207
2/28/2019	$10,469	$10,318	$10,201
3/31/2019	$10,493	$10,341	$10,396
4/30/2019	$10,528	$10,361	$10,399
5/31/2019	$10,552	$10,386	$10,584
6/30/2019	$10,586	$10,410	$10,717
7/31/2019	$10,610	$10,429	$10,740
8/31/2019	$10,632	$10,451	$11,019
9/30/2019	$10,654	$10,468	$10,960
10/31/2019	$10,675	$10,490	$10,993
11/30/2019	$10,695	$10,503	$10,987
12/31/2019	$10,714	$10,518	$10,980
1/31/2020	$10,744	$10,533	$11,191
2/29/2020	$10,762	$10,552	$11,392
3/31/2020	$10,586	$10,587	$11,325
4/30/2020	$10,709	$10,587	$11,527
5/31/2020	$10,765	$10,587	$11,580
6/30/2020	$10,807	$10,589	$11,653
7/31/2020	$10,827	$10,591	$11,827
8/31/2020	$10,834	$10,592	$11,732
9/30/2020	$10,840	$10,593	$11,725
10/31/2020	$10,845	$10,594	$11,673
11/30/2020	$10,850	$10,595	$11,788
12/31/2020	$10,855	$10,596	$11,804
1/31/2021	$10,859	$10,597	$11,719
2/28/2021	$10,864	$10,598	$11,550
3/31/2021	$10,858	$10,599	$11,406
4/30/2021	$10,863	$10,599	$11,496
5/31/2021	$10,879	$10,600	$11,533
6/30/2021	$10,873	$10,599	$11,614
7/31/2021	$10,879	$10,600	$11,744
8/31/2021	$10,884	$10,601	$11,722
9/30/2021	$10,889	$10,601	$11,620
10/31/2021	$10,873	$10,601	$11,617
11/30/2021	$10,868	$10,601	$11,652
12/31/2021	$10,876	$10,602	$11,622
1/31/2022	$10,860	$10,599	$11,371
2/28/2022	$10,834	$10,599	$11,245
3/31/2022	$10,786	$10,599	$10,932
4/30/2022	$10,773	$10,601	$10,517
5/31/2022	$10,773	$10,607	$10,585
6/30/2022	$10,731	$10,607	$10,419
7/31/2022	$10,769	$10,614	$10,674
8/31/2022	$10,789	$10,631	$10,372
9/30/2022	$10,767	$10,651	$9,924
10/31/2022	$10,759	$10,668	$9,795
11/30/2022	$10,821	$10,702	$10,156
12/31/2022	$10,874	$10,743	$10,110
1/31/2023	$10,964	$10,778	$10,421
2/28/2023	$10,998	$10,813	$10,151
3/31/2023	$11,035	$10,864	$10,409
4/30/2023	$11,086	$10,900	$10,472
5/31/2023	$11,116	$10,940	$10,358
6/30/2023	$11,157	$10,989	$10,321
7/31/2023	$11,224	$11,034	$10,314
8/31/2023	$11,282	$11,084	$10,248
9/30/2023	$11,316	$11,134	$9,988
10/31/2023	$11,363	$11,184	$9,830
11/30/2023	$11,456	$11,236	$10,275
12/31/2023	$11,528	$11,290	$10,669
1/31/2024	$11,602	$11,339	$10,639
2/29/2024	$11,651	$11,383	$10,489
3/31/2024	$11,702	$11,435	$10,586
4/30/2024	$11,754	$11,482	$10,319
5/31/2024	$11,818	$11,538	$10,493
6/30/2024	$11,883	$11,586	$10,593
7/31/2024	$11,960	$11,640	$10,840
8/31/2024	$12,026	$11,698	$10,996
9/30/2024	$12,090	$11,751	$11,143
10/31/2024	$12,130	$11,795	$10,867
11/30/2024	$12,192	$11,840	$10,982
12/31/2024	$12,243	$11,889	$10,802
1/31/2025	$12,293	$11,933	$10,859
2/28/2025	$12,353	$11,972	$11,098
3/31/2025	$12,392	$12,013	$11,102
4/30/2025	$12,441	$12,055	$11,146
5/31/2025	$12,491	$12,097	$11,066
6/30/2025	$12,553	$12,139	$11,236
7/31/2025	$12,591	$12,181	$11,207
8/31/2025	$12,666	$12,232	$11,341
9/30/2025	$12,716	$12,274	$11,465
10/31/2025	$12,765	$12,318	$11,536
11/30/2025	$12,812	$12,356	$11,608

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/17/16
Class R6 at NAV	5.09%	3.38%	2.75%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.65%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 15,000,358,590
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 22,364,505
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019995
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class A
Trading Symbol	LTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.78%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,772	$10,000	$10,000
12/31/2015	$9,699	$9,950	$9,968
1/31/2016	$9,752	$10,060	$10,105
2/29/2016	$9,805	$10,131	$10,177
3/31/2016	$9,972	$10,255	$10,270
4/30/2016	$10,064	$10,325	$10,309
5/31/2016	$10,067	$10,334	$10,312
6/30/2016	$10,243	$10,515	$10,497
7/31/2016	$10,342	$10,602	$10,564
8/31/2016	$10,365	$10,613	$10,552
9/30/2016	$10,360	$10,616	$10,545
10/31/2016	$10,307	$10,546	$10,465
11/30/2016	$10,068	$10,308	$10,217
12/31/2016	$10,092	$10,339	$10,232
1/31/2017	$10,133	$10,376	$10,252
2/28/2017	$10,214	$10,456	$10,321
3/31/2017	$10,207	$10,452	$10,315
4/30/2017	$10,288	$10,539	$10,395
5/31/2017	$10,350	$10,620	$10,475
6/30/2017	$10,353	$10,611	$10,464
7/31/2017	$10,405	$10,664	$10,509
8/31/2017	$10,478	$10,756	$10,603
9/30/2017	$10,439	$10,718	$10,553
10/31/2017	$10,442	$10,731	$10,559
11/30/2017	$10,435	$10,715	$10,546
12/31/2017	$10,478	$10,762	$10,594
1/31/2018	$10,380	$10,659	$10,472
2/28/2018	$10,282	$10,557	$10,373
3/31/2018	$10,320	$10,611	$10,439
4/30/2018	$10,257	$10,540	$10,362
5/31/2018	$10,296	$10,597	$10,435
6/30/2018	$10,283	$10,582	$10,423
7/31/2018	$10,302	$10,604	$10,425
8/31/2018	$10,342	$10,656	$10,492
9/30/2018	$10,310	$10,611	$10,425
10/31/2018	$10,226	$10,522	$10,342
11/30/2018	$10,256	$10,569	$10,404
12/31/2018	$10,380	$10,735	$10,595
1/31/2019	$10,533	$10,883	$10,708
2/28/2019	$10,538	$10,894	$10,701
3/31/2019	$10,715	$11,091	$10,907
4/30/2019	$10,733	$11,107	$10,910
5/31/2019	$10,890	$11,277	$11,103
6/30/2019	$11,036	$11,436	$11,243
7/31/2019	$11,072	$11,470	$11,268
8/31/2019	$11,266	$11,730	$11,560
9/30/2019	$11,219	$11,679	$11,498
10/31/2019	$11,242	$11,717	$11,533
11/30/2019	$11,242	$11,715	$11,527
12/31/2019	$11,244	$11,732	$11,519
1/31/2020	$11,471	$11,943	$11,740
2/29/2020	$11,613	$12,121	$11,952
3/31/2020	$11,112	$11,885	$11,881
4/30/2020	$11,335	$12,123	$12,093
5/31/2020	$11,480	$12,236	$12,149
6/30/2020	$11,615	$12,338	$12,225
7/31/2020	$11,890	$12,555	$12,408
8/31/2020	$11,848	$12,482	$12,308
9/30/2020	$11,827	$12,460	$12,301
10/31/2020	$11,792	$12,415	$12,246
11/30/2020	$11,988	$12,577	$12,366
12/31/2020	$12,071	$12,621	$12,383
1/31/2021	$12,021	$12,541	$12,295
2/28/2021	$11,894	$12,380	$12,117
3/31/2021	$11,779	$12,236	$11,966
4/30/2021	$11,889	$12,339	$12,060
5/31/2021	$11,934	$12,386	$12,100
6/30/2021	$12,047	$12,476	$12,185
7/31/2021	$12,159	$12,601	$12,321
8/31/2021	$12,145	$12,593	$12,297
9/30/2021	$12,052	$12,485	$12,191
10/31/2021	$12,049	$12,475	$12,188
11/30/2021	$12,069	$12,490	$12,224
12/31/2021	$12,058	$12,482	$12,192
1/31/2022	$11,826	$12,208	$11,930
2/28/2022	$11,686	$12,042	$11,797
3/31/2022	$11,364	$11,718	$11,469
4/30/2022	$10,970	$11,281	$11,034
5/31/2022	$10,939	$11,344	$11,105
6/30/2022	$10,676	$11,117	$10,931
7/31/2022	$10,953	$11,396	$11,198
8/31/2022	$10,693	$11,100	$10,881
9/30/2022	$10,196	$10,622	$10,411
10/31/2022	$10,064	$10,505	$10,276
11/30/2022	$10,406	$10,897	$10,654
12/31/2022	$10,361	$10,860	$10,606
1/31/2023	$10,719	$11,197	$10,932
2/28/2023	$10,466	$10,922	$10,650
3/31/2023	$10,686	$11,178	$10,920
4/30/2023	$10,749	$11,246	$10,987
5/31/2023	$10,619	$11,130	$10,867
6/30/2023	$10,610	$11,112	$10,828
7/31/2023	$10,638	$11,123	$10,821
8/31/2023	$10,581	$11,056	$10,751
9/30/2023	$10,327	$10,793	$10,478
10/31/2023	$10,172	$10,630	$10,313
11/30/2023	$10,610	$11,109	$10,780
12/31/2023	$11,013	$11,530	$11,193
1/31/2024	$11,006	$11,503	$11,162
2/29/2024	$10,885	$11,365	$11,004
3/31/2024	$10,992	$11,476	$11,106
4/30/2024	$10,745	$11,208	$10,825
5/31/2024	$10,916	$11,394	$11,009
6/30/2024	$11,023	$11,498	$11,113
7/31/2024	$11,272	$11,759	$11,373
8/31/2024	$11,458	$11,932	$11,536
9/30/2024	$11,605	$12,096	$11,690
10/31/2024	$11,338	$11,821	$11,401
11/30/2024	$11,473	$11,946	$11,521
12/31/2024	$11,296	$11,765	$11,332
1/31/2025	$11,380	$11,836	$11,393
2/28/2025	$11,608	$12,081	$11,643
3/31/2025	$11,589	$12,078	$11,648
4/30/2025	$11,583	$12,121	$11,693
5/31/2025	$11,536	$12,059	$11,610
6/30/2025	$11,727	$12,247	$11,788
7/31/2025	$11,710	$12,230	$11,757
8/31/2025	$11,850	$12,377	$11,898
9/30/2025	$11,990	$12,508	$12,028
10/31/2025	$12,063	$12,590	$12,103
11/30/2025	$12,136	$12,666	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	5.78%	0.25%	2.19%
Class A with sales charge	3.43%	(0.21%)	1.95%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,865,036,991
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 10,354,596
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019997
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class C
Trading Symbol	LTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	1.29%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.11%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,920	$9,950	$9,968
1/31/2016	$9,968	$10,060	$10,105
2/29/2016	$10,017	$10,131	$10,177
3/31/2016	$10,183	$10,255	$10,270
4/30/2016	$10,271	$10,325	$10,309
5/31/2016	$10,268	$10,334	$10,312
6/30/2016	$10,443	$10,515	$10,497
7/31/2016	$10,538	$10,602	$10,564
8/31/2016	$10,556	$10,613	$10,552
9/30/2016	$10,545	$10,616	$10,545
10/31/2016	$10,485	$10,546	$10,465
11/30/2016	$10,236	$10,308	$10,217
12/31/2016	$10,255	$10,339	$10,232
1/31/2017	$10,292	$10,376	$10,252
2/28/2017	$10,369	$10,456	$10,321
3/31/2017	$10,356	$10,452	$10,315
4/30/2017	$10,433	$10,539	$10,395
5/31/2017	$10,490	$10,620	$10,475
6/30/2017	$10,487	$10,611	$10,464
7/31/2017	$10,535	$10,664	$10,509
8/31/2017	$10,603	$10,756	$10,603
9/30/2017	$10,558	$10,718	$10,553
10/31/2017	$10,555	$10,731	$10,559
11/30/2017	$10,543	$10,715	$10,546
12/31/2017	$10,580	$10,762	$10,594
1/31/2018	$10,476	$10,659	$10,472
2/28/2018	$10,372	$10,557	$10,373
3/31/2018	$10,404	$10,611	$10,439
4/30/2018	$10,336	$10,540	$10,362
5/31/2018	$10,369	$10,597	$10,435
6/30/2018	$10,352	$10,582	$10,423
7/31/2018	$10,365	$10,604	$10,425
8/31/2018	$10,400	$10,656	$10,492
9/30/2018	$10,362	$10,611	$10,425
10/31/2018	$10,272	$10,522	$10,342
11/30/2018	$10,298	$10,569	$10,404
12/31/2018	$10,417	$10,735	$10,595
1/31/2019	$10,565	$10,883	$10,708
2/28/2019	$10,565	$10,894	$10,701
3/31/2019	$10,737	$11,091	$10,907
4/30/2019	$10,750	$11,107	$10,910
5/31/2019	$10,901	$11,277	$11,103
6/30/2019	$11,042	$11,436	$11,243
7/31/2019	$11,073	$11,470	$11,268
8/31/2019	$11,260	$11,730	$11,560
9/30/2019	$11,207	$11,679	$11,498
10/31/2019	$11,225	$11,717	$11,533
11/30/2019	$11,220	$11,715	$11,527
12/31/2019	$11,215	$11,732	$11,519
1/31/2020	$11,436	$11,943	$11,740
2/29/2020	$11,572	$12,121	$11,952
3/31/2020	$11,067	$11,885	$11,881
4/30/2020	$11,283	$12,123	$12,093
5/31/2020	$11,422	$12,236	$12,149
6/30/2020	$11,550	$12,338	$12,225
7/31/2020	$11,818	$12,555	$12,408
8/31/2020	$11,770	$12,482	$12,308
9/30/2020	$11,743	$12,460	$12,301
10/31/2020	$11,702	$12,415	$12,246
11/30/2020	$11,890	$12,577	$12,366
12/31/2020	$11,966	$12,621	$12,383
1/31/2021	$11,921	$12,541	$12,295
2/28/2021	$11,779	$12,380	$12,117
3/31/2021	$11,658	$12,236	$11,966
4/30/2021	$11,761	$12,339	$12,060
5/31/2021	$11,799	$12,386	$12,100
6/30/2021	$11,904	$12,476	$12,185
7/31/2021	$12,008	$12,601	$12,321
8/31/2021	$11,989	$12,593	$12,297
9/30/2021	$11,891	$12,485	$12,191
10/31/2021	$11,882	$12,475	$12,188
11/30/2021	$11,895	$12,490	$12,224
12/31/2021	$11,890	$12,482	$12,192
1/31/2022	$11,643	$12,208	$11,930
2/28/2022	$11,500	$12,042	$11,797
3/31/2022	$11,176	$11,718	$11,469
4/30/2022	$10,795	$11,281	$11,034
5/31/2022	$10,759	$11,344	$11,105
6/30/2022	$10,495	$11,117	$10,931
7/31/2022	$10,750	$11,396	$11,198
8/31/2022	$10,489	$11,100	$10,881
9/30/2022	$10,007	$10,622	$10,411
10/31/2022	$9,861	$10,505	$10,276
11/30/2022	$10,192	$10,897	$10,654
12/31/2022	$10,154	$10,860	$10,606
1/31/2023	$10,487	$11,197	$10,932
2/28/2023	$10,235	$10,922	$10,650
3/31/2023	$10,444	$11,178	$10,920
4/30/2023	$10,501	$11,246	$10,987
5/31/2023	$10,380	$11,130	$10,867
6/30/2023	$10,366	$11,112	$10,828
7/31/2023	$10,388	$11,123	$10,821
8/31/2023	$10,315	$11,056	$10,751
9/30/2023	$10,062	$10,793	$10,478
10/31/2023	$9,906	$10,630	$10,313
11/30/2023	$10,328	$11,109	$10,780
12/31/2023	$10,715	$11,530	$11,193
1/31/2024	$10,703	$11,503	$11,162
2/29/2024	$10,580	$11,365	$11,004
3/31/2024	$10,678	$11,476	$11,106
4/30/2024	$10,433	$11,208	$10,825
5/31/2024	$10,606	$11,394	$11,009
6/30/2024	$10,705	$11,498	$11,113
7/31/2024	$10,929	$11,759	$11,373
8/31/2024	$11,103	$11,932	$11,536
9/30/2024	$11,240	$12,096	$11,690
10/31/2024	$10,976	$11,821	$11,401
11/30/2024	$11,100	$11,946	$11,521
12/31/2024	$10,923	$11,765	$11,332
1/31/2025	$10,999	$11,836	$11,393
2/28/2025	$11,227	$12,081	$11,643
3/31/2025	$11,190	$12,078	$11,648
4/30/2025	$11,178	$12,121	$11,693
5/31/2025	$11,126	$12,059	$11,610
6/30/2025	$11,305	$12,247	$11,788
7/31/2025	$11,295	$12,230	$11,757
8/31/2025	$11,424	$12,377	$11,898
9/30/2025	$11,540	$12,508	$12,028
10/31/2025	$11,604	$12,590	$12,103
11/30/2025	$11,668	$12,666	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	5.11%	(0.38%)	1.55%
Class C with sales charge	4.11%	(0.38%)	1.55%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,865,036,991
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 10,354,596
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054894
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class F
Trading Symbol	LTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.89%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,926	$9,950	$9,968
1/31/2016	$9,981	$10,060	$10,105
2/29/2016	$10,036	$10,131	$10,177
3/31/2016	$10,208	$10,255	$10,270
4/30/2016	$10,303	$10,325	$10,309
5/31/2016	$10,306	$10,334	$10,312
6/30/2016	$10,478	$10,515	$10,497
7/31/2016	$10,590	$10,602	$10,564
8/31/2016	$10,604	$10,613	$10,552
9/30/2016	$10,610	$10,616	$10,545
10/31/2016	$10,546	$10,546	$10,465
11/30/2016	$10,312	$10,308	$10,217
12/31/2016	$10,337	$10,339	$10,232
1/31/2017	$10,380	$10,376	$10,252
2/28/2017	$10,454	$10,456	$10,321
3/31/2017	$10,457	$10,452	$10,315
4/30/2017	$10,542	$10,539	$10,395
5/31/2017	$10,606	$10,620	$10,475
6/30/2017	$10,609	$10,611	$10,464
7/31/2017	$10,654	$10,664	$10,509
8/31/2017	$10,739	$10,756	$10,603
9/30/2017	$10,700	$10,718	$10,553
10/31/2017	$10,704	$10,731	$10,559
11/30/2017	$10,698	$10,715	$10,546
12/31/2017	$10,743	$10,762	$10,594
1/31/2018	$10,643	$10,659	$10,472
2/28/2018	$10,544	$10,557	$10,373
3/31/2018	$10,583	$10,611	$10,439
4/30/2018	$10,519	$10,540	$10,362
5/31/2018	$10,560	$10,597	$10,435
6/30/2018	$10,549	$10,582	$10,423
7/31/2018	$10,569	$10,604	$10,425
8/31/2018	$10,611	$10,656	$10,492
9/30/2018	$10,578	$10,611	$10,425
10/31/2018	$10,493	$10,522	$10,342
11/30/2018	$10,525	$10,569	$10,404
12/31/2018	$10,653	$10,735	$10,595
1/31/2019	$10,811	$10,883	$10,708
2/28/2019	$10,817	$10,894	$10,701
3/31/2019	$10,999	$11,091	$10,907
4/30/2019	$11,019	$11,107	$10,910
5/31/2019	$11,180	$11,277	$11,103
6/30/2019	$11,331	$11,436	$11,243
7/31/2019	$11,370	$11,470	$11,268
8/31/2019	$11,569	$11,730	$11,560
9/30/2019	$11,522	$11,679	$11,498
10/31/2019	$11,546	$11,717	$11,533
11/30/2019	$11,537	$11,715	$11,527
12/31/2019	$11,550	$11,732	$11,519
1/31/2020	$11,785	$11,943	$11,740
2/29/2020	$11,932	$12,121	$11,952
3/31/2020	$11,418	$11,885	$11,881
4/30/2020	$11,648	$12,123	$12,093
5/31/2020	$11,798	$12,236	$12,149
6/30/2020	$11,926	$12,338	$12,225
7/31/2020	$12,221	$12,555	$12,408
8/31/2020	$12,179	$12,482	$12,308
9/30/2020	$12,159	$12,460	$12,301
10/31/2020	$12,124	$12,415	$12,246
11/30/2020	$12,326	$12,577	$12,366
12/31/2020	$12,401	$12,621	$12,383
1/31/2021	$12,362	$12,541	$12,295
2/28/2021	$12,233	$12,380	$12,117
3/31/2021	$12,103	$12,236	$11,966
4/30/2021	$12,230	$12,339	$12,060
5/31/2021	$12,276	$12,386	$12,100
6/30/2021	$12,394	$12,476	$12,185
7/31/2021	$12,510	$12,601	$12,321
8/31/2021	$12,497	$12,593	$12,297
9/30/2021	$12,402	$12,485	$12,191
10/31/2021	$12,400	$12,475	$12,188
11/30/2021	$12,422	$12,490	$12,224
12/31/2021	$12,412	$12,482	$12,192
1/31/2022	$12,174	$12,208	$11,930
2/28/2022	$12,031	$12,042	$11,797
3/31/2022	$11,700	$11,718	$11,469
4/30/2022	$11,296	$11,281	$11,034
5/31/2022	$11,265	$11,344	$11,105
6/30/2022	$10,995	$11,117	$10,931
7/31/2022	$11,281	$11,396	$11,198
8/31/2022	$11,014	$11,100	$10,881
9/30/2022	$10,503	$10,622	$10,411
10/31/2022	$10,368	$10,505	$10,276
11/30/2022	$10,721	$10,897	$10,654
12/31/2022	$10,676	$10,860	$10,606
1/31/2023	$11,045	$11,197	$10,932
2/28/2023	$10,773	$10,922	$10,650
3/31/2023	$11,013	$11,178	$10,920
4/30/2023	$11,079	$11,246	$10,987
5/31/2023	$10,945	$11,130	$10,867
6/30/2023	$10,938	$11,112	$10,828
7/31/2023	$10,967	$11,123	$10,821
8/31/2023	$10,909	$11,056	$10,751
9/30/2023	$10,636	$10,793	$10,478
10/31/2023	$10,476	$10,630	$10,313
11/30/2023	$10,942	$11,109	$10,780
12/31/2023	$11,346	$11,530	$11,193
1/31/2024	$11,352	$11,503	$11,162
2/29/2024	$11,229	$11,365	$11,004
3/31/2024	$11,339	$11,476	$11,106
4/30/2024	$11,086	$11,208	$10,825
5/31/2024	$11,263	$11,394	$11,009
6/30/2024	$11,375	$11,498	$11,113
7/31/2024	$11,633	$11,759	$11,373
8/31/2024	$11,812	$11,932	$11,536
9/30/2024	$11,978	$12,096	$11,690
10/31/2024	$11,704	$11,821	$11,401
11/30/2024	$11,843	$11,946	$11,521
12/31/2024	$11,662	$11,765	$11,332
1/31/2025	$11,736	$11,836	$11,393
2/28/2025	$11,986	$12,081	$11,643
3/31/2025	$11,954	$12,078	$11,648
4/30/2025	$11,962	$12,121	$11,693
5/31/2025	$11,914	$12,059	$11,610
6/30/2025	$12,113	$12,247	$11,788
7/31/2025	$12,096	$12,230	$11,757
8/31/2025	$12,242	$12,377	$11,898
9/30/2025	$12,388	$12,508	$12,028
10/31/2025	$12,464	$12,590	$12,103
11/30/2025	$12,540	$12,666	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	5.89%	0.35%	2.29%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,865,036,991
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 10,354,596
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188241
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class F3
Trading Symbol	LTROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.21%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,060	$10,059	$10,051
5/31/2017	$10,132	$10,137	$10,128
6/30/2017	$10,128	$10,128	$10,118
7/31/2017	$10,183	$10,178	$10,162
8/31/2017	$10,266	$10,266	$10,253
9/30/2017	$10,221	$10,230	$10,204
10/31/2017	$10,236	$10,242	$10,210
11/30/2017	$10,222	$10,227	$10,197
12/31/2017	$10,266	$10,272	$10,244
1/31/2018	$10,173	$10,173	$10,126
2/28/2018	$10,090	$10,077	$10,030
3/31/2018	$10,129	$10,127	$10,094
4/30/2018	$10,060	$10,060	$10,019
5/31/2018	$10,101	$10,115	$10,091
6/30/2018	$10,091	$10,100	$10,078
7/31/2018	$10,122	$10,121	$10,080
8/31/2018	$10,154	$10,171	$10,145
9/30/2018	$10,135	$10,127	$10,080
10/31/2018	$10,045	$10,043	$10,000
11/30/2018	$10,087	$10,088	$10,060
12/31/2018	$10,202	$10,246	$10,245
1/31/2019	$10,354	$10,387	$10,354
2/28/2019	$10,362	$10,398	$10,348
3/31/2019	$10,549	$10,586	$10,546
4/30/2019	$10,559	$10,601	$10,549
5/31/2019	$10,716	$10,763	$10,736
6/30/2019	$10,872	$10,916	$10,871
7/31/2019	$10,901	$10,948	$10,895
8/31/2019	$11,104	$11,196	$11,177
9/30/2019	$11,050	$11,147	$11,118
10/31/2019	$11,076	$11,183	$11,151
11/30/2019	$11,079	$11,181	$11,146
12/31/2019	$11,094	$11,198	$11,138
1/31/2020	$11,310	$11,399	$11,352
2/29/2020	$11,453	$11,569	$11,557
3/31/2020	$10,962	$11,343	$11,489
4/30/2020	$11,184	$11,571	$11,693
5/31/2020	$11,331	$11,679	$11,747
6/30/2020	$11,466	$11,776	$11,821
7/31/2020	$11,751	$11,983	$11,998
8/31/2020	$11,713	$11,914	$11,901
9/30/2020	$11,695	$11,892	$11,894
10/31/2020	$11,664	$11,850	$11,841
11/30/2020	$11,849	$12,005	$11,958
12/31/2020	$11,934	$12,046	$11,974
1/31/2021	$11,899	$11,970	$11,888
2/28/2021	$11,765	$11,816	$11,716
3/31/2021	$11,653	$11,678	$11,570
4/30/2021	$11,777	$11,777	$11,662
5/31/2021	$11,824	$11,821	$11,700
6/30/2021	$11,927	$11,908	$11,782
7/31/2021	$12,041	$12,027	$11,914
8/31/2021	$12,042	$12,019	$11,891
9/30/2021	$11,942	$11,917	$11,788
10/31/2021	$11,941	$11,907	$11,785
11/30/2021	$11,964	$11,921	$11,820
12/31/2021	$11,968	$11,913	$11,789
1/31/2022	$11,729	$11,652	$11,535
2/28/2022	$11,604	$11,493	$11,407
3/31/2022	$11,276	$11,185	$11,090
4/30/2022	$10,900	$10,768	$10,669
5/31/2022	$10,872	$10,827	$10,738
6/30/2022	$10,613	$10,610	$10,569
7/31/2022	$10,880	$10,877	$10,828
8/31/2022	$10,624	$10,594	$10,522
9/30/2022	$10,144	$10,138	$10,067
10/31/2022	$10,016	$10,027	$9,937
11/30/2022	$10,358	$10,401	$10,302
12/31/2022	$10,316	$10,365	$10,256
1/31/2023	$10,663	$10,687	$10,571
2/28/2023	$10,413	$10,424	$10,298
3/31/2023	$10,635	$10,669	$10,559
4/30/2023	$10,700	$10,734	$10,623
5/31/2023	$10,585	$10,623	$10,508
6/30/2023	$10,580	$10,606	$10,470
7/31/2023	$10,610	$10,617	$10,463
8/31/2023	$10,543	$10,553	$10,396
9/30/2023	$10,293	$10,301	$10,132
10/31/2023	$10,141	$10,146	$9,972
11/30/2023	$10,580	$10,603	$10,424
12/31/2023	$10,985	$11,005	$10,823
1/31/2024	$10,980	$10,979	$10,793
2/29/2024	$10,862	$10,847	$10,640
3/31/2024	$10,971	$10,954	$10,739
4/30/2024	$10,740	$10,698	$10,467
5/31/2024	$10,913	$10,875	$10,645
6/30/2024	$11,024	$10,975	$10,746
7/31/2024	$11,263	$11,224	$10,997
8/31/2024	$11,451	$11,389	$11,155
9/30/2024	$11,614	$11,545	$11,304
10/31/2024	$11,350	$11,283	$11,024
11/30/2024	$11,474	$11,402	$11,140
12/31/2024	$11,300	$11,230	$10,958
1/31/2025	$11,387	$11,297	$11,016
2/28/2025	$11,631	$11,531	$11,258
3/31/2025	$11,602	$11,528	$11,263
4/30/2025	$11,598	$11,569	$11,307
5/31/2025	$11,554	$11,510	$11,226
6/30/2025	$11,749	$11,689	$11,399
7/31/2025	$11,748	$11,673	$11,368
8/31/2025	$11,891	$11,813	$11,504
9/30/2025	$12,021	$11,938	$11,630
10/31/2025	$12,098	$12,017	$11,703
11/30/2025	$12,187	$12,089	$11,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.21%	0.56%	2.31%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.22%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,865,036,991
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 10,354,596
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019999
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class I
Trading Symbol	LTRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.03%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,927	$9,950	$9,968
1/31/2016	$9,983	$10,060	$10,105
2/29/2016	$10,038	$10,131	$10,177
3/31/2016	$10,212	$10,255	$10,270
4/30/2016	$10,307	$10,325	$10,309
5/31/2016	$10,312	$10,334	$10,312
6/30/2016	$10,494	$10,515	$10,497
7/31/2016	$10,597	$10,602	$10,564
8/31/2016	$10,622	$10,613	$10,552
9/30/2016	$10,618	$10,616	$10,545
10/31/2016	$10,566	$10,546	$10,465
11/30/2016	$10,323	$10,308	$10,217
12/31/2016	$10,350	$10,339	$10,232
1/31/2017	$10,393	$10,376	$10,252
2/28/2017	$10,478	$10,456	$10,321
3/31/2017	$10,472	$10,452	$10,315
4/30/2017	$10,558	$10,539	$10,395
5/31/2017	$10,623	$10,620	$10,475
6/30/2017	$10,627	$10,611	$10,464
7/31/2017	$10,683	$10,664	$10,509
8/31/2017	$10,759	$10,756	$10,603
9/30/2017	$10,721	$10,718	$10,553
10/31/2017	$10,726	$10,731	$10,559
11/30/2017	$10,721	$10,715	$10,546
12/31/2017	$10,756	$10,762	$10,594
1/31/2018	$10,668	$10,659	$10,472
2/28/2018	$10,569	$10,557	$10,373
3/31/2018	$10,610	$10,611	$10,439
4/30/2018	$10,547	$10,540	$10,362
5/31/2018	$10,590	$10,597	$10,435
6/30/2018	$10,579	$10,582	$10,423
7/31/2018	$10,600	$10,604	$10,425
8/31/2018	$10,644	$10,656	$10,492
9/30/2018	$10,613	$10,611	$10,425
10/31/2018	$10,518	$10,522	$10,342
11/30/2018	$10,562	$10,569	$10,404
12/31/2018	$10,692	$10,735	$10,595
1/31/2019	$10,851	$10,883	$10,708
2/28/2019	$10,858	$10,894	$10,701
3/31/2019	$11,043	$11,091	$10,907
4/30/2019	$11,063	$11,107	$10,910
5/31/2019	$11,227	$11,277	$11,103
6/30/2019	$11,379	$11,436	$11,243
7/31/2019	$11,419	$11,470	$11,268
8/31/2019	$11,621	$11,730	$11,560
9/30/2019	$11,575	$11,679	$11,498
10/31/2019	$11,601	$11,717	$11,533
11/30/2019	$11,593	$11,715	$11,527
12/31/2019	$11,608	$11,732	$11,519
1/31/2020	$11,844	$11,943	$11,740
2/29/2020	$11,993	$12,121	$11,952
3/31/2020	$11,479	$11,885	$11,881
4/30/2020	$11,711	$12,123	$12,093
5/31/2020	$11,863	$12,236	$12,149
6/30/2020	$12,004	$12,338	$12,225
7/31/2020	$12,291	$12,555	$12,408
8/31/2020	$12,250	$12,482	$12,308
9/30/2020	$12,231	$12,460	$12,301
10/31/2020	$12,198	$12,415	$12,246
11/30/2020	$12,402	$12,577	$12,366
12/31/2020	$12,491	$12,621	$12,383
1/31/2021	$12,453	$12,541	$12,295
2/28/2021	$12,313	$12,380	$12,117
3/31/2021	$12,196	$12,236	$11,966
4/30/2021	$12,313	$12,339	$12,060
5/31/2021	$12,361	$12,386	$12,100
6/30/2021	$12,480	$12,476	$12,185
7/31/2021	$12,599	$12,601	$12,321
8/31/2021	$12,588	$12,593	$12,297
9/30/2021	$12,494	$12,485	$12,191
10/31/2021	$12,493	$12,475	$12,188
11/30/2021	$12,516	$12,490	$12,224
12/31/2021	$12,508	$12,482	$12,192
1/31/2022	$12,270	$12,208	$11,930
2/28/2022	$12,128	$12,042	$11,797
3/31/2022	$11,796	$11,718	$11,469
4/30/2022	$11,391	$11,281	$11,034
5/31/2022	$11,361	$11,344	$11,105
6/30/2022	$11,091	$11,117	$10,931
7/31/2022	$11,381	$11,396	$11,198
8/31/2022	$11,101	$11,100	$10,881
9/30/2022	$10,600	$10,622	$10,411
10/31/2022	$10,465	$10,505	$10,276
11/30/2022	$10,822	$10,897	$10,654
12/31/2022	$10,778	$10,860	$10,606
1/31/2023	$11,151	$11,197	$10,932
2/28/2023	$10,879	$10,922	$10,650
3/31/2023	$11,122	$11,178	$10,920
4/30/2023	$11,189	$11,246	$10,987
5/31/2023	$11,056	$11,130	$10,867
6/30/2023	$11,050	$11,112	$10,828
7/31/2023	$11,081	$11,123	$10,821
8/31/2023	$11,011	$11,056	$10,751
9/30/2023	$10,750	$10,793	$10,478
10/31/2023	$10,591	$10,630	$10,313
11/30/2023	$11,061	$11,109	$10,780
12/31/2023	$11,470	$11,530	$11,193
1/31/2024	$11,478	$11,503	$11,162
2/29/2024	$11,355	$11,365	$11,004
3/31/2024	$11,455	$11,476	$11,106
4/30/2024	$11,213	$11,208	$10,825
5/31/2024	$11,394	$11,394	$11,009
6/30/2024	$11,508	$11,498	$11,113
7/31/2024	$11,770	$11,759	$11,373
8/31/2024	$11,952	$11,932	$11,536
9/30/2024	$12,121	$12,096	$11,690
10/31/2024	$11,846	$11,821	$11,401
11/30/2024	$11,988	$11,946	$11,521
12/31/2024	$11,806	$11,765	$11,332
1/31/2025	$11,883	$11,836	$11,393
2/28/2025	$12,137	$12,081	$11,643
3/31/2025	$12,106	$12,078	$11,648
4/30/2025	$12,116	$12,121	$11,693
5/31/2025	$12,055	$12,059	$11,610
6/30/2025	$12,272	$12,247	$11,788
7/31/2025	$12,256	$12,230	$11,757
8/31/2025	$12,405	$12,377	$11,898
9/30/2025	$12,554	$12,508	$12,028
10/31/2025	$12,633	$12,590	$12,103
11/30/2025	$12,712	$12,666	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	6.03%	0.49%	2.43%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,865,036,991
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 10,354,596
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019998
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class P
Trading Symbol	LTRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.50%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,924	$9,950	$9,968
1/31/2016	$9,976	$10,060	$10,105
2/29/2016	$10,027	$10,131	$10,177
3/31/2016	$10,196	$10,255	$10,270
4/30/2016	$10,288	$10,325	$10,309
5/31/2016	$10,288	$10,334	$10,312
6/30/2016	$10,465	$10,515	$10,497
7/31/2016	$10,564	$10,602	$10,564
8/31/2016	$10,585	$10,613	$10,552
9/30/2016	$10,578	$10,616	$10,545
10/31/2016	$10,522	$10,546	$10,465
11/30/2016	$10,276	$10,308	$10,217
12/31/2016	$10,299	$10,339	$10,232
1/31/2017	$10,339	$10,376	$10,252
2/28/2017	$10,409	$10,456	$10,321
3/31/2017	$10,409	$10,452	$10,315
4/30/2017	$10,490	$10,539	$10,395
5/31/2017	$10,551	$10,620	$10,475
6/30/2017	$10,551	$10,611	$10,464
7/31/2017	$10,603	$10,664	$10,509
8/31/2017	$10,674	$10,756	$10,603
9/30/2017	$10,633	$10,718	$10,553
10/31/2017	$10,633	$10,731	$10,559
11/30/2017	$10,624	$10,715	$10,546
12/31/2017	$10,655	$10,762	$10,594
1/31/2018	$10,564	$10,659	$10,472
2/28/2018	$10,463	$10,557	$10,373
3/31/2018	$10,499	$10,611	$10,439
4/30/2018	$10,434	$10,540	$10,362
5/31/2018	$10,471	$10,597	$10,435
6/30/2018	$10,457	$10,582	$10,423
7/31/2018	$10,473	$10,604	$10,425
8/31/2018	$10,512	$10,656	$10,492
9/30/2018	$10,477	$10,611	$10,425
10/31/2018	$10,380	$10,522	$10,342
11/30/2018	$10,419	$10,569	$10,404
12/31/2018	$10,532	$10,735	$10,595
1/31/2019	$10,695	$10,883	$10,708
2/28/2019	$10,698	$10,894	$10,701
3/31/2019	$10,875	$11,091	$10,907
4/30/2019	$10,891	$11,107	$10,910
5/31/2019	$11,047	$11,277	$11,103
6/30/2019	$11,192	$11,436	$11,243
7/31/2019	$11,227	$11,470	$11,268
8/31/2019	$11,420	$11,730	$11,560
9/30/2019	$11,370	$11,679	$11,498
10/31/2019	$11,391	$11,717	$11,533
11/30/2019	$11,379	$11,715	$11,527
12/31/2019	$11,388	$11,732	$11,519
1/31/2020	$11,615	$11,943	$11,740
2/29/2020	$11,756	$12,121	$11,952
3/31/2020	$11,249	$11,885	$11,881
4/30/2020	$11,472	$12,123	$12,093
5/31/2020	$11,616	$12,236	$12,149
6/30/2020	$11,749	$12,338	$12,225
7/31/2020	$12,024	$12,555	$12,408
8/31/2020	$11,979	$12,482	$12,308
9/30/2020	$11,956	$12,460	$12,301
10/31/2020	$11,918	$12,415	$12,246
11/30/2020	$12,113	$12,577	$12,366
12/31/2020	$12,194	$12,621	$12,383
1/31/2021	$12,152	$12,541	$12,295
2/28/2021	$12,011	$12,380	$12,117
3/31/2021	$11,893	$12,236	$11,966
4/30/2021	$12,001	$12,339	$12,060
5/31/2021	$12,044	$12,386	$12,100
6/30/2021	$12,155	$12,476	$12,185
7/31/2021	$12,265	$12,601	$12,321
8/31/2021	$12,249	$12,593	$12,297
9/30/2021	$12,153	$12,485	$12,191
10/31/2021	$12,148	$12,475	$12,188
11/30/2021	$12,165	$12,490	$12,224
12/31/2021	$12,152	$12,482	$12,192
1/31/2022	$11,916	$12,208	$11,930
2/28/2022	$11,774	$12,042	$11,797
3/31/2022	$11,448	$11,718	$11,469
4/30/2022	$11,052	$11,281	$11,034
5/31/2022	$11,018	$11,344	$11,105
6/30/2022	$10,753	$11,117	$10,931
7/31/2022	$11,028	$11,396	$11,198
8/31/2022	$10,754	$11,100	$10,881
9/30/2022	$10,266	$10,622	$10,411
10/31/2022	$10,120	$10,505	$10,276
11/30/2022	$10,461	$10,897	$10,654
12/31/2022	$10,425	$10,860	$10,606
1/31/2023	$10,769	$11,197	$10,932
2/28/2023	$10,514	$10,922	$10,650
3/31/2023	$10,732	$11,178	$10,920
4/30/2023	$10,793	$11,246	$10,987
5/31/2023	$10,673	$11,130	$10,867
6/30/2023	$10,662	$11,112	$10,828
7/31/2023	$10,687	$11,123	$10,821
8/31/2023	$10,616	$11,056	$10,751
9/30/2023	$10,361	$10,793	$10,478
10/31/2023	$10,204	$10,630	$10,313
11/30/2023	$10,639	$11,109	$10,780
12/31/2023	$11,039	$11,530	$11,193
1/31/2024	$11,030	$11,503	$11,162
2/29/2024	$10,908	$11,365	$11,004
3/31/2024	$11,012	$11,476	$11,106
4/30/2024	$10,763	$11,208	$10,825
5/31/2024	$10,932	$11,394	$11,009
6/30/2024	$11,037	$11,498	$11,113
7/31/2024	$11,283	$11,759	$11,373
8/31/2024	$11,453	$11,932	$11,536
9/30/2024	$11,610	$12,096	$11,690
10/31/2024	$11,343	$11,821	$11,401
11/30/2024	$11,474	$11,946	$11,521
12/31/2024	$11,296	$11,765	$11,332
1/31/2025	$11,365	$11,836	$11,393
2/28/2025	$11,603	$12,081	$11,643
3/31/2025	$11,581	$12,078	$11,648
4/30/2025	$11,572	$12,121	$11,693
5/31/2025	$11,523	$12,059	$11,610
6/30/2025	$11,711	$12,247	$11,788
7/31/2025	$11,691	$12,230	$11,757
8/31/2025	$11,829	$12,377	$11,898
9/30/2025	$11,966	$12,508	$12,028
10/31/2025	$12,036	$12,590	$12,103
11/30/2025	$12,106	$12,666	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	5.50%	(0.01%)	1.93%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,865,036,991
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 10,354,596
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054895
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R2
Trading Symbol	LTRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.48%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,922	$9,950	$9,968
1/31/2016	$9,973	$10,060	$10,105
2/29/2016	$10,024	$10,131	$10,177
3/31/2016	$10,192	$10,255	$10,270
4/30/2016	$10,282	$10,325	$10,309
5/31/2016	$10,281	$10,334	$10,312
6/30/2016	$10,448	$10,515	$10,497
7/31/2016	$10,556	$10,602	$10,564
8/31/2016	$10,565	$10,613	$10,552
9/30/2016	$10,566	$10,616	$10,545
10/31/2016	$10,499	$10,546	$10,465
11/30/2016	$10,262	$10,308	$10,217
12/31/2016	$10,283	$10,339	$10,232
1/31/2017	$10,321	$10,376	$10,252
2/28/2017	$10,390	$10,456	$10,321
3/31/2017	$10,390	$10,452	$10,315
4/30/2017	$10,469	$10,539	$10,395
5/31/2017	$10,529	$10,620	$10,475
6/30/2017	$10,528	$10,611	$10,464
7/31/2017	$10,568	$10,664	$10,509
8/31/2017	$10,648	$10,756	$10,603
9/30/2017	$10,605	$10,718	$10,553
10/31/2017	$10,604	$10,731	$10,559
11/30/2017	$10,594	$10,715	$10,546
12/31/2017	$10,624	$10,762	$10,594
1/31/2018	$10,531	$10,659	$10,472
2/28/2018	$10,428	$10,557	$10,373
3/31/2018	$10,463	$10,611	$10,439
4/30/2018	$10,396	$10,540	$10,362
5/31/2018	$10,432	$10,597	$10,435
6/30/2018	$10,416	$10,582	$10,423
7/31/2018	$10,431	$10,604	$10,425
8/31/2018	$10,468	$10,656	$10,492
9/30/2018	$10,432	$10,611	$10,425
10/31/2018	$10,333	$10,522	$10,342
11/30/2018	$10,371	$10,569	$10,404
12/31/2018	$10,482	$10,735	$10,595
1/31/2019	$10,644	$10,883	$10,708
2/28/2019	$10,635	$10,894	$10,701
3/31/2019	$10,821	$11,091	$10,907
4/30/2019	$10,836	$11,107	$10,910
5/31/2019	$10,979	$11,277	$11,103
6/30/2019	$11,134	$11,436	$11,243
7/31/2019	$11,167	$11,470	$11,268
8/31/2019	$11,358	$11,730	$11,560
9/30/2019	$11,296	$11,679	$11,498
10/31/2019	$11,315	$11,717	$11,533
11/30/2019	$11,312	$11,715	$11,527
12/31/2019	$11,321	$11,732	$11,519
1/31/2020	$11,545	$11,943	$11,740
2/29/2020	$11,685	$12,121	$11,952
3/31/2020	$11,177	$11,885	$11,881
4/30/2020	$11,387	$12,123	$12,093
5/31/2020	$11,540	$12,236	$12,149
6/30/2020	$11,660	$12,338	$12,225
7/31/2020	$11,944	$12,555	$12,408
8/31/2020	$11,898	$12,482	$12,308
9/30/2020	$11,873	$12,460	$12,301
10/31/2020	$11,834	$12,415	$12,246
11/30/2020	$12,015	$12,577	$12,366
12/31/2020	$12,094	$12,621	$12,383
1/31/2021	$12,051	$12,541	$12,295
2/28/2021	$11,921	$12,380	$12,117
3/31/2021	$11,789	$12,236	$11,966
4/30/2021	$11,907	$12,339	$12,060
5/31/2021	$11,948	$12,386	$12,100
6/30/2021	$12,057	$12,476	$12,185
7/31/2021	$12,165	$12,601	$12,321
8/31/2021	$12,147	$12,593	$12,297
9/30/2021	$12,039	$12,485	$12,191
10/31/2021	$12,043	$12,475	$12,188
11/30/2021	$12,059	$12,490	$12,224
12/31/2021	$12,044	$12,482	$12,192
1/31/2022	$11,808	$12,208	$11,930
2/28/2022	$11,665	$12,042	$11,797
3/31/2022	$11,339	$11,718	$11,469
4/30/2022	$10,943	$11,281	$11,034
5/31/2022	$10,908	$11,344	$11,105
6/30/2022	$10,642	$11,117	$10,931
7/31/2022	$10,915	$11,396	$11,198
8/31/2022	$10,641	$11,100	$10,881
9/30/2022	$10,153	$10,622	$10,411
10/31/2022	$10,019	$10,505	$10,276
11/30/2022	$10,356	$10,897	$10,654
12/31/2022	$10,307	$10,860	$10,606
1/31/2023	$10,660	$11,197	$10,932
2/28/2023	$10,393	$10,922	$10,650
3/31/2023	$10,620	$11,178	$10,920
4/30/2023	$10,667	$11,246	$10,987
5/31/2023	$10,546	$11,130	$10,867
6/30/2023	$10,535	$11,112	$10,828
7/31/2023	$10,558	$11,123	$10,821
8/31/2023	$10,486	$11,056	$10,751
9/30/2023	$10,231	$10,793	$10,478
10/31/2023	$10,073	$10,630	$10,313
11/30/2023	$10,517	$11,109	$10,780
12/31/2023	$10,901	$11,530	$11,193
1/31/2024	$10,902	$11,503	$11,162
2/29/2024	$10,779	$11,365	$11,004
3/31/2024	$10,868	$11,476	$11,106
4/30/2024	$10,633	$11,208	$10,825
5/31/2024	$10,798	$11,394	$11,009
6/30/2024	$10,901	$11,498	$11,113
7/31/2024	$11,144	$11,759	$11,373
8/31/2024	$11,311	$11,932	$11,536
9/30/2024	$11,465	$12,096	$11,690
10/31/2024	$11,198	$11,821	$11,401
11/30/2024	$11,314	$11,946	$11,521
12/31/2024	$11,148	$11,765	$11,332
1/31/2025	$11,214	$11,836	$11,393
2/28/2025	$11,449	$12,081	$11,643
3/31/2025	$11,414	$12,078	$11,648
4/30/2025	$11,417	$12,121	$11,693
5/31/2025	$11,353	$12,059	$11,610
6/30/2025	$11,551	$12,247	$11,788
7/31/2025	$11,530	$12,230	$11,757
8/31/2025	$11,664	$12,377	$11,898
9/30/2025	$11,798	$12,508	$12,028
10/31/2025	$11,853	$12,590	$12,103
11/30/2025	$11,934	$12,666	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.48%	(0.14%)	1.78%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,865,036,991
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 10,354,596
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054896
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R3
Trading Symbol	LTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.47%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,923	$9,950	$9,968
1/31/2016	$9,975	$10,060	$10,105
2/29/2016	$10,026	$10,131	$10,177
3/31/2016	$10,195	$10,255	$10,270
4/30/2016	$10,277	$10,325	$10,309
5/31/2016	$10,286	$10,334	$10,312
6/30/2016	$10,454	$10,515	$10,497
7/31/2016	$10,563	$10,602	$10,564
8/31/2016	$10,573	$10,613	$10,552
9/30/2016	$10,575	$10,616	$10,545
10/31/2016	$10,509	$10,546	$10,465
11/30/2016	$10,272	$10,308	$10,217
12/31/2016	$10,294	$10,339	$10,232
1/31/2017	$10,333	$10,376	$10,252
2/28/2017	$10,403	$10,456	$10,321
3/31/2017	$10,403	$10,452	$10,315
4/30/2017	$10,474	$10,539	$10,395
5/31/2017	$10,544	$10,620	$10,475
6/30/2017	$10,545	$10,611	$10,464
7/31/2017	$10,586	$10,664	$10,509
8/31/2017	$10,667	$10,756	$10,603
9/30/2017	$10,625	$10,718	$10,553
10/31/2017	$10,625	$10,731	$10,559
11/30/2017	$10,615	$10,715	$10,546
12/31/2017	$10,646	$10,762	$10,594
1/31/2018	$10,554	$10,659	$10,472
2/28/2018	$10,452	$10,557	$10,373
3/31/2018	$10,487	$10,611	$10,439
4/30/2018	$10,421	$10,540	$10,362
5/31/2018	$10,447	$10,597	$10,435
6/30/2018	$10,443	$10,582	$10,423
7/31/2018	$10,459	$10,604	$10,425
8/31/2018	$10,497	$10,656	$10,492
9/30/2018	$10,462	$10,611	$10,425
10/31/2018	$10,363	$10,522	$10,342
11/30/2018	$10,402	$10,569	$10,404
12/31/2018	$10,515	$10,735	$10,595
1/31/2019	$10,677	$10,883	$10,708
2/28/2019	$10,670	$10,894	$10,701
3/31/2019	$10,857	$11,091	$10,907
4/30/2019	$10,873	$11,107	$10,910
5/31/2019	$11,018	$11,277	$11,103
6/30/2019	$11,174	$11,436	$11,243
7/31/2019	$11,208	$11,470	$11,268
8/31/2019	$11,401	$11,730	$11,560
9/30/2019	$11,339	$11,679	$11,498
10/31/2019	$11,360	$11,717	$11,533
11/30/2019	$11,358	$11,715	$11,527
12/31/2019	$11,367	$11,732	$11,519
1/31/2020	$11,594	$11,943	$11,740
2/29/2020	$11,735	$12,121	$11,952
3/31/2020	$11,226	$11,885	$11,881
4/30/2020	$11,437	$12,123	$12,093
5/31/2020	$11,592	$12,236	$12,149
6/30/2020	$11,714	$12,338	$12,225
7/31/2020	$12,000	$12,555	$12,408
8/31/2020	$11,955	$12,482	$12,308
9/30/2020	$11,930	$12,460	$12,301
10/31/2020	$11,892	$12,415	$12,246
11/30/2020	$12,076	$12,577	$12,366
12/31/2020	$12,156	$12,621	$12,383
1/31/2021	$12,114	$12,541	$12,295
2/28/2021	$11,983	$12,380	$12,117
3/31/2021	$11,852	$12,236	$11,966
4/30/2021	$11,972	$12,339	$12,060
5/31/2021	$12,014	$12,386	$12,100
6/30/2021	$12,125	$12,476	$12,185
7/31/2021	$12,234	$12,601	$12,321
8/31/2021	$12,218	$12,593	$12,297
9/30/2021	$12,121	$12,485	$12,191
10/31/2021	$12,115	$12,475	$12,188
11/30/2021	$12,132	$12,490	$12,224
12/31/2021	$12,119	$12,482	$12,192
1/31/2022	$11,882	$12,208	$11,930
2/28/2022	$11,739	$12,042	$11,797
3/31/2022	$11,412	$11,718	$11,469
4/30/2022	$11,014	$11,281	$11,034
5/31/2022	$10,980	$11,344	$11,105
6/30/2022	$10,713	$11,117	$10,931
7/31/2022	$10,989	$11,396	$11,198
8/31/2022	$10,713	$11,100	$10,881
9/30/2022	$10,224	$10,622	$10,411
10/31/2022	$10,089	$10,505	$10,276
11/30/2022	$10,429	$10,897	$10,654
12/31/2022	$10,381	$10,860	$10,606
1/31/2023	$10,737	$11,197	$10,932
2/28/2023	$10,469	$10,922	$10,650
3/31/2023	$10,699	$11,178	$10,920
4/30/2023	$10,759	$11,246	$10,987
5/31/2023	$10,626	$11,130	$10,867
6/30/2023	$10,615	$11,112	$10,828
7/31/2023	$10,640	$11,123	$10,821
8/31/2023	$10,581	$11,056	$10,751
9/30/2023	$10,312	$10,793	$10,478
10/31/2023	$10,154	$10,630	$10,313
11/30/2023	$10,602	$11,109	$10,780
12/31/2023	$10,990	$11,530	$11,193
1/31/2024	$10,992	$11,503	$11,162
2/29/2024	$10,869	$11,365	$11,004
3/31/2024	$10,972	$11,476	$11,106
4/30/2024	$10,723	$11,208	$10,825
5/31/2024	$10,891	$11,394	$11,009
6/30/2024	$10,996	$11,498	$11,113
7/31/2024	$11,241	$11,759	$11,373
8/31/2024	$11,411	$11,932	$11,536
9/30/2024	$11,567	$12,096	$11,690
10/31/2024	$11,298	$11,821	$11,401
11/30/2024	$11,430	$11,946	$11,521
12/31/2024	$11,250	$11,765	$11,332
1/31/2025	$11,318	$11,836	$11,393
2/28/2025	$11,556	$12,081	$11,643
3/31/2025	$11,535	$12,078	$11,648
4/30/2025	$11,525	$12,121	$11,693
5/31/2025	$11,475	$12,059	$11,610
6/30/2025	$11,663	$12,247	$11,788
7/31/2025	$11,643	$12,230	$11,757
8/31/2025	$11,779	$12,377	$11,898
9/30/2025	$11,916	$12,508	$12,028
10/31/2025	$11,985	$12,590	$12,103
11/30/2025	$12,054	$12,666	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.47%	(0.04%)	1.89%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,865,036,991
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 10,354,596
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156629
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R4
Trading Symbol	LTRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.73%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,925	$9,950	$9,968
1/31/2016	$9,989	$10,060	$10,105
2/29/2016	$10,033	$10,131	$10,177
3/31/2016	$10,204	$10,255	$10,270
4/30/2016	$10,297	$10,325	$10,309
5/31/2016	$10,300	$10,334	$10,312
6/30/2016	$10,480	$10,515	$10,497
7/31/2016	$10,581	$10,602	$10,564
8/31/2016	$10,603	$10,613	$10,552
9/30/2016	$10,598	$10,616	$10,545
10/31/2016	$10,543	$10,546	$10,465
11/30/2016	$10,298	$10,308	$10,217
12/31/2016	$10,322	$10,339	$10,232
1/31/2017	$10,364	$10,376	$10,252
2/28/2017	$10,446	$10,456	$10,321
3/31/2017	$10,439	$10,452	$10,315
4/30/2017	$10,522	$10,539	$10,395
5/31/2017	$10,585	$10,620	$10,475
6/30/2017	$10,587	$10,611	$10,464
7/31/2017	$10,641	$10,664	$10,509
8/31/2017	$10,714	$10,756	$10,603
9/30/2017	$10,674	$10,718	$10,553
10/31/2017	$10,687	$10,731	$10,559
11/30/2017	$10,669	$10,715	$10,546
12/31/2017	$10,712	$10,762	$10,594
1/31/2018	$10,612	$10,659	$10,472
2/28/2018	$10,512	$10,557	$10,373
3/31/2018	$10,549	$10,611	$10,439
4/30/2018	$10,485	$10,540	$10,362
5/31/2018	$10,524	$10,597	$10,435
6/30/2018	$10,511	$10,582	$10,423
7/31/2018	$10,530	$10,604	$10,425
8/31/2018	$10,570	$10,656	$10,492
9/30/2018	$10,537	$10,611	$10,425
10/31/2018	$10,450	$10,522	$10,342
11/30/2018	$10,481	$10,569	$10,404
12/31/2018	$10,608	$10,735	$10,595
1/31/2019	$10,763	$10,883	$10,708
2/28/2019	$10,768	$10,894	$10,701
3/31/2019	$10,948	$11,091	$10,907
4/30/2019	$10,966	$11,107	$10,910
5/31/2019	$11,126	$11,277	$11,103
6/30/2019	$11,275	$11,436	$11,243
7/31/2019	$11,312	$11,470	$11,268
8/31/2019	$11,509	$11,730	$11,560
9/30/2019	$11,460	$11,679	$11,498
10/31/2019	$11,483	$11,717	$11,533
11/30/2019	$11,484	$11,715	$11,527
12/31/2019	$11,484	$11,732	$11,519
1/31/2020	$11,716	$11,943	$11,740
2/29/2020	$11,861	$12,121	$11,952
3/31/2020	$11,349	$11,885	$11,881
4/30/2020	$11,576	$12,123	$12,093
5/31/2020	$11,724	$12,236	$12,149
6/30/2020	$11,861	$12,338	$12,225
7/31/2020	$12,141	$12,555	$12,408
8/31/2020	$12,098	$12,482	$12,308
9/30/2020	$12,076	$12,460	$12,301
10/31/2020	$12,040	$12,415	$12,246
11/30/2020	$12,239	$12,577	$12,366
12/31/2020	$12,312	$12,621	$12,383
1/31/2021	$12,272	$12,541	$12,295
2/28/2021	$12,142	$12,380	$12,117
3/31/2021	$12,024	$12,236	$11,966
4/30/2021	$12,136	$12,339	$12,060
5/31/2021	$12,181	$12,386	$12,100
6/30/2021	$12,296	$12,476	$12,185
7/31/2021	$12,409	$12,601	$12,321
8/31/2021	$12,395	$12,593	$12,297
9/30/2021	$12,300	$12,485	$12,191
10/31/2021	$12,296	$12,475	$12,188
11/30/2021	$12,316	$12,490	$12,224
12/31/2021	$12,305	$12,482	$12,192
1/31/2022	$12,067	$12,208	$11,930
2/28/2022	$11,924	$12,042	$11,797
3/31/2022	$11,594	$11,718	$11,469
4/30/2022	$11,193	$11,281	$11,034
5/31/2022	$11,160	$11,344	$11,105
6/30/2022	$10,891	$11,117	$10,931
7/31/2022	$11,174	$11,396	$11,198
8/31/2022	$10,908	$11,100	$10,881
9/30/2022	$10,400	$10,622	$10,411
10/31/2022	$10,266	$10,505	$10,276
11/30/2022	$10,614	$10,897	$10,654
12/31/2022	$10,567	$10,860	$10,606
1/31/2023	$10,932	$11,197	$10,932
2/28/2023	$10,661	$10,922	$10,650
3/31/2023	$10,897	$11,178	$10,920
4/30/2023	$10,961	$11,246	$10,987
5/31/2023	$10,828	$11,130	$10,867
6/30/2023	$10,819	$11,112	$10,828
7/31/2023	$10,847	$11,123	$10,821
8/31/2023	$10,788	$11,056	$10,751
9/30/2023	$10,529	$10,793	$10,478
10/31/2023	$10,370	$10,630	$10,313
11/30/2023	$10,816	$11,109	$10,780
12/31/2023	$11,227	$11,530	$11,193
1/31/2024	$11,219	$11,503	$11,162
2/29/2024	$11,096	$11,365	$11,004
3/31/2024	$11,204	$11,476	$11,106
4/30/2024	$10,952	$11,208	$10,825
5/31/2024	$11,125	$11,394	$11,009
6/30/2024	$11,235	$11,498	$11,113
7/31/2024	$11,488	$11,759	$11,373
8/31/2024	$11,677	$11,932	$11,536
9/30/2024	$11,826	$12,096	$11,690
10/31/2024	$11,554	$11,821	$11,401
11/30/2024	$11,690	$11,946	$11,521
12/31/2024	$11,509	$11,765	$11,332
1/31/2025	$11,595	$11,836	$11,393
2/28/2025	$11,827	$12,081	$11,643
3/31/2025	$11,807	$12,078	$11,648
4/30/2025	$11,800	$12,121	$11,693
5/31/2025	$11,751	$12,059	$11,610
6/30/2025	$11,946	$12,247	$11,788
7/31/2025	$11,928	$12,230	$11,757
8/31/2025	$12,070	$12,377	$11,898
9/30/2025	$12,213	$12,508	$12,028
10/31/2025	$12,286	$12,590	$12,103
11/30/2025	$12,360	$12,666	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	5.73%	0.20%	2.14%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,865,036,991
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 10,354,596
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156630
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R5
Trading Symbol	LTRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.99%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,916	$9,950	$9,968
1/31/2016	$9,971	$10,060	$10,105
2/29/2016	$10,016	$10,131	$10,177
3/31/2016	$10,197	$10,255	$10,270
4/30/2016	$10,283	$10,325	$10,309
5/31/2016	$10,288	$10,334	$10,312
6/30/2016	$10,470	$10,515	$10,497
7/31/2016	$10,574	$10,602	$10,564
8/31/2016	$10,599	$10,613	$10,552
9/30/2016	$10,606	$10,616	$10,545
10/31/2016	$10,544	$10,546	$10,465
11/30/2016	$10,301	$10,308	$10,217
12/31/2016	$10,329	$10,339	$10,232
1/31/2017	$10,383	$10,376	$10,252
2/28/2017	$10,457	$10,456	$10,321
3/31/2017	$10,452	$10,452	$10,315
4/30/2017	$10,537	$10,539	$10,395
5/31/2017	$10,612	$10,620	$10,475
6/30/2017	$10,607	$10,611	$10,464
7/31/2017	$10,663	$10,664	$10,509
8/31/2017	$10,749	$10,756	$10,603
9/30/2017	$10,701	$10,718	$10,553
10/31/2017	$10,716	$10,731	$10,559
11/30/2017	$10,700	$10,715	$10,546
12/31/2017	$10,746	$10,762	$10,594
1/31/2018	$10,647	$10,659	$10,472
2/28/2018	$10,559	$10,557	$10,373
3/31/2018	$10,599	$10,611	$10,439
4/30/2018	$10,526	$10,540	$10,362
5/31/2018	$10,568	$10,597	$10,435
6/30/2018	$10,557	$10,582	$10,423
7/31/2018	$10,578	$10,604	$10,425
8/31/2018	$10,621	$10,656	$10,492
9/30/2018	$10,589	$10,611	$10,425
10/31/2018	$10,505	$10,522	$10,342
11/30/2018	$10,538	$10,569	$10,404
12/31/2018	$10,667	$10,735	$10,595
1/31/2019	$10,826	$10,883	$10,708
2/28/2019	$10,833	$10,894	$10,701
3/31/2019	$11,017	$11,091	$10,907
4/30/2019	$11,037	$11,107	$10,910
5/31/2019	$11,200	$11,277	$11,103
6/30/2019	$11,352	$11,436	$11,243
7/31/2019	$11,392	$11,470	$11,268
8/31/2019	$11,593	$11,730	$11,560
9/30/2019	$11,546	$11,679	$11,498
10/31/2019	$11,572	$11,717	$11,533
11/30/2019	$11,575	$11,715	$11,527
12/31/2019	$11,578	$11,732	$11,519
1/31/2020	$11,814	$11,943	$11,740
2/29/2020	$11,962	$12,121	$11,952
3/31/2020	$11,448	$11,885	$11,881
4/30/2020	$11,679	$12,123	$12,093
5/31/2020	$11,831	$12,236	$12,149
6/30/2020	$11,972	$12,338	$12,225
7/31/2020	$12,269	$12,555	$12,408
8/31/2020	$12,228	$12,482	$12,308
9/30/2020	$12,197	$12,460	$12,301
10/31/2020	$12,163	$12,415	$12,246
11/30/2020	$12,367	$12,577	$12,366
12/31/2020	$12,455	$12,621	$12,383
1/31/2021	$12,417	$12,541	$12,295
2/28/2021	$12,276	$12,380	$12,117
3/31/2021	$12,159	$12,236	$11,966
4/30/2021	$12,275	$12,339	$12,060
5/31/2021	$12,335	$12,386	$12,100
6/30/2021	$12,442	$12,476	$12,185
7/31/2021	$12,559	$12,601	$12,321
8/31/2021	$12,560	$12,593	$12,297
9/30/2021	$12,454	$12,485	$12,191
10/31/2021	$12,453	$12,475	$12,188
11/30/2021	$12,475	$12,490	$12,224
12/31/2021	$12,478	$12,482	$12,192
1/31/2022	$12,228	$12,208	$11,930
2/28/2022	$12,097	$12,042	$11,797
3/31/2022	$11,754	$11,718	$11,469
4/30/2022	$11,361	$11,281	$11,034
5/31/2022	$11,331	$11,344	$11,105
6/30/2022	$11,060	$11,117	$10,931
7/31/2022	$11,337	$11,396	$11,198
8/31/2022	$11,070	$11,100	$10,881
9/30/2022	$10,569	$10,622	$10,411
10/31/2022	$10,422	$10,505	$10,276
11/30/2022	$10,778	$10,897	$10,654
12/31/2022	$10,745	$10,860	$10,606
1/31/2023	$11,105	$11,197	$10,932
2/28/2023	$10,845	$10,922	$10,650
3/31/2023	$11,075	$11,178	$10,920
4/30/2023	$11,142	$11,246	$10,987
5/31/2023	$11,022	$11,130	$10,867
6/30/2023	$11,015	$11,112	$10,828
7/31/2023	$11,045	$11,123	$10,821
8/31/2023	$10,975	$11,056	$10,751
9/30/2023	$10,714	$10,793	$10,478
10/31/2023	$10,554	$10,630	$10,313
11/30/2023	$11,011	$11,109	$10,780
12/31/2023	$11,431	$11,530	$11,193
1/31/2024	$11,426	$11,503	$11,162
2/29/2024	$11,302	$11,365	$11,004
3/31/2024	$11,414	$11,476	$11,106
4/30/2024	$11,160	$11,208	$10,825
5/31/2024	$11,353	$11,394	$11,009
6/30/2024	$11,453	$11,498	$11,113
7/31/2024	$11,714	$11,759	$11,373
8/31/2024	$11,909	$11,932	$11,536
9/30/2024	$12,063	$12,096	$11,690
10/31/2024	$11,788	$11,821	$11,401
11/30/2024	$11,930	$11,946	$11,521
12/31/2024	$11,748	$11,765	$11,332
1/31/2025	$11,837	$11,836	$11,393
2/28/2025	$12,077	$12,081	$11,643
3/31/2025	$12,059	$12,078	$11,648
4/30/2025	$12,055	$12,121	$11,693
5/31/2025	$12,007	$12,059	$11,610
6/30/2025	$12,209	$12,247	$11,788
7/31/2025	$12,193	$12,230	$11,757
8/31/2025	$12,355	$12,377	$11,898
9/30/2025	$12,489	$12,508	$12,028
10/31/2025	$12,567	$12,590	$12,103
11/30/2025	$12,645	$12,666	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	5.99%	0.45%	2.37%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,865,036,991
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 10,354,596
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156631
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R6
Trading Symbol	LTRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.09%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,928	$9,950	$9,968
1/31/2016	$9,985	$10,060	$10,105
2/29/2016	$10,041	$10,131	$10,177
3/31/2016	$10,215	$10,255	$10,270
4/30/2016	$10,312	$10,325	$10,309
5/31/2016	$10,317	$10,334	$10,312
6/30/2016	$10,491	$10,515	$10,497
7/31/2016	$10,605	$10,602	$10,564
8/31/2016	$10,631	$10,613	$10,552
9/30/2016	$10,629	$10,616	$10,545
10/31/2016	$10,567	$10,546	$10,465
11/30/2016	$10,335	$10,308	$10,217
12/31/2016	$10,363	$10,339	$10,232
1/31/2017	$10,408	$10,376	$10,252
2/28/2017	$10,483	$10,456	$10,321
3/31/2017	$10,489	$10,452	$10,315
4/30/2017	$10,575	$10,539	$10,395
5/31/2017	$10,642	$10,620	$10,475
6/30/2017	$10,647	$10,611	$10,464
7/31/2017	$10,705	$10,664	$10,509
8/31/2017	$10,782	$10,756	$10,603
9/30/2017	$10,745	$10,718	$10,553
10/31/2017	$10,751	$10,731	$10,559
11/30/2017	$10,746	$10,715	$10,546
12/31/2017	$10,783	$10,762	$10,594
1/31/2018	$10,695	$10,659	$10,472
2/28/2018	$10,598	$10,557	$10,373
3/31/2018	$10,639	$10,611	$10,439
4/30/2018	$10,577	$10,540	$10,362
5/31/2018	$10,620	$10,597	$10,435
6/30/2018	$10,610	$10,582	$10,423
7/31/2018	$10,632	$10,604	$10,425
8/31/2018	$10,676	$10,656	$10,492
9/30/2018	$10,646	$10,611	$10,425
10/31/2018	$10,562	$10,522	$10,342
11/30/2018	$10,596	$10,569	$10,404
12/31/2018	$10,726	$10,735	$10,595
1/31/2019	$10,886	$10,883	$10,708
2/28/2019	$10,894	$10,894	$10,701
3/31/2019	$11,080	$11,091	$10,907
4/30/2019	$11,102	$11,107	$10,910
5/31/2019	$11,266	$11,277	$11,103
6/30/2019	$11,420	$11,436	$11,243
7/31/2019	$11,461	$11,470	$11,268
8/31/2019	$11,664	$11,730	$11,560
9/30/2019	$11,618	$11,679	$11,498
10/31/2019	$11,645	$11,717	$11,533
11/30/2019	$11,638	$11,715	$11,527
12/31/2019	$11,653	$11,732	$11,519
1/31/2020	$11,891	$11,943	$11,740
2/29/2020	$12,042	$12,121	$11,952
3/31/2020	$11,526	$11,885	$11,881
4/30/2020	$11,759	$12,123	$12,093
5/31/2020	$11,913	$12,236	$12,149
6/30/2020	$12,044	$12,338	$12,225
7/31/2020	$12,344	$12,555	$12,408
8/31/2020	$12,304	$12,482	$12,308
9/30/2020	$12,285	$12,460	$12,301
10/31/2020	$12,252	$12,415	$12,246
11/30/2020	$12,458	$12,577	$12,366
12/31/2020	$12,536	$12,621	$12,383
1/31/2021	$12,499	$12,541	$12,295
2/28/2021	$12,370	$12,380	$12,117
3/31/2021	$12,241	$12,236	$11,966
4/30/2021	$12,371	$12,339	$12,060
5/31/2021	$12,420	$12,386	$12,100
6/30/2021	$12,541	$12,476	$12,185
7/31/2021	$12,660	$12,601	$12,321
8/31/2021	$12,650	$12,593	$12,297
9/30/2021	$12,556	$12,485	$12,191
10/31/2021	$12,556	$12,475	$12,188
11/30/2021	$12,580	$12,490	$12,224
12/31/2021	$12,572	$12,482	$12,192
1/31/2022	$12,333	$12,208	$11,930
2/28/2022	$12,190	$12,042	$11,797
3/31/2022	$11,857	$11,718	$11,469
4/30/2022	$11,450	$11,281	$11,034
5/31/2022	$11,421	$11,344	$11,105
6/30/2022	$11,149	$11,117	$10,931
7/31/2022	$11,441	$11,396	$11,198
8/31/2022	$11,161	$11,100	$10,881
9/30/2022	$10,656	$10,622	$10,411
10/31/2022	$10,521	$10,505	$10,276
11/30/2022	$10,881	$10,897	$10,654
12/31/2022	$10,837	$10,860	$10,606
1/31/2023	$11,213	$11,197	$10,932
2/28/2023	$10,939	$10,922	$10,650
3/31/2023	$11,184	$11,178	$10,920
4/30/2023	$11,253	$11,246	$10,987
5/31/2023	$11,120	$11,130	$10,867
6/30/2023	$11,114	$11,112	$10,828
7/31/2023	$11,145	$11,123	$10,821
8/31/2023	$11,088	$11,056	$10,751
9/30/2023	$10,813	$10,793	$10,478
10/31/2023	$10,653	$10,630	$10,313
11/30/2023	$11,127	$11,109	$10,780
12/31/2023	$11,539	$11,530	$11,193
1/31/2024	$11,548	$11,503	$11,162
2/29/2024	$11,424	$11,365	$11,004
3/31/2024	$11,538	$11,476	$11,106
4/30/2024	$11,282	$11,208	$10,825
5/31/2024	$11,464	$11,394	$11,009
6/30/2024	$11,580	$11,498	$11,113
7/31/2024	$11,845	$11,759	$11,373
8/31/2024	$12,029	$11,932	$11,536
9/30/2024	$12,200	$12,096	$11,690
10/31/2024	$11,923	$11,821	$11,401
11/30/2024	$12,067	$11,946	$11,521
12/31/2024	$11,884	$11,765	$11,332
1/31/2025	$11,962	$11,836	$11,393
2/28/2025	$12,218	$12,081	$11,643
3/31/2025	$12,188	$12,078	$11,648
4/30/2025	$12,198	$12,121	$11,693
5/31/2025	$12,151	$12,059	$11,610
6/30/2025	$12,356	$12,247	$11,788
7/31/2025	$12,341	$12,230	$11,757
8/31/2025	$12,492	$12,377	$11,898
9/30/2025	$12,642	$12,508	$12,028
10/31/2025	$12,723	$12,590	$12,103
11/30/2025	$12,802	$12,666	$12,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	6.09%	0.55%	2.50%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,865,036,991
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 10,354,596
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2025)
Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.